                SECURITIES AND EXCHANGE COMMISSION

                   Washington, D.C.  20549-1004

                             Form N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No.  30  (File No. 2-72584)            X

                              and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940

Amendment No.  32  (File No. 811-3190)                          X

IDS LIFE MONEYSHARE FUND, INC.
IDS Tower 10, Minneapolis, MN  55440-0010 (612) 330-9283
Leslie L. Ogg - 901 S. Marquette Ave., Suite 2810, Minneapolis, MN
55402-3268

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
     immediately upon filing pursuant to paragraph (b)
  X  on October 30, 1996 pursuant to paragraph (b) of rule 485
     60 days after filing pursuant to paragraph (a)(i) on (date) pursuant to paragraph (a)(i)
     75 days after filing pursuant to paragraph (a)(ii) on (date) pursuant to paragraph (a)(ii) of rule 485

If appropriate, check the following box:
_____This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Section
24(f) of the Investment Company Act of 1940. Registrant filed its 24f-2 Notice for the fiscal year ended Aug. 31, 1996, on or about
Oct. 30, 1996.

PAGE 2
                       CROSS REFERENCE SHEET

Cross reference sheet showing the location in the prospectus and Statement of Additional Information of the information called for by the items enumerated in Parts A and B of Form N-1A.

Negative answers omitted from prospectus are so indicated.

PART A

Item No.    Location in Prospectus
1           Cover page of prospectus

2           The funds in brief; Sales charge and expenses

3(a)        Performance
 (b)        NA
 (c)        Performance
 (d)        Performance

4(a)        The funds in brief; Investment policies and risk;  How the funds are organized
 (b)        Investment policies and risk
 (c)        Investment policies and risk

5(a)        How the funds are organized
 (b)        How the funds are organized; About AEFC
 (b)(i)     About AEFC
 (b)(ii)    Investment manager
 (b)(iii)   Investment manager
 (c)        Portfolio managers
 (d)        The funds in brief
 (e)        How the funds are organized:  Investment manager
 (f)        NA
 (g)        How the funds are organized:  Investment manager

5A(a)       *
  (b)       *

6(a)        How the funds are organized:  Shares; Voting rights
 (b)        NA
 (c)        NA
 (d)        NA
 (e)        Cover page
 (f)        Distribution and taxes:  Dividends and capital gain distributions
 (g)        Distribution and taxes:  Taxes
 (h)        NA

7(a)        NA
 (b)        Performance:  Key terms; Investment policies and their risks: Valuing assets
 (c)        NA
 (d)        NA
 (e)        NA
 (f)        NA

8(a)        NA
 (b)        NA
 (c)        NA
 (d)        NA

9           None

PAGE 3
PART B

Item No.    Location in Statement of Additional Information

10          Cover page of SAI

11          Table of contents

12          NA

13(a)       Additional Investment Policies; all appendices except Dollar Cost Averaging
  (b)       Additional Investment Policies
  (c)       "Unless changed by the board of directors..." in Additional Investment Policies
  (d)       Portfolio Turnover, last 2 paragraphs of Portfolio Transactions

14(a)       Directors and officers of the fund**; Directors and officers
  (b)       Directors and officers
  (c)       Directors and officers (last paragraph)

15(a)       NA
  (b)       NA
  (c)       Directors and Officers** (last paragraph)

16(a)(i)    How the funds are organized**; About IDS Life and AEFC**
  (a)(ii)   Agreements with IDS Life and AEFC
  (a)(iii)  Agreements with IDS Life and AEFC
  (b)       Agreements with IDS Life and AEFC
  (c)       NA
  (d)       None
  (e)       NA
  (f)       NA
  (g)       NA
  (h)       Custodian; Independent Auditors
  (i)       Custodian

17(a)       Portfolio Transactions
  (b)       Brokerage Commissions Paid to Brokers Affiliated with IDS Life
  (c)       Portfolio Transactions
  (d)       Portfolio Transactions
  (e)       Portfolio Transactions

18(a)       How the fund is organized:  Shares and Voting rights**
  (b)       NA

19(a)       Investing in the Funds
  (b)       Valuing Fund Shares; Investing in the Funds
  (c)       NA

20          Taxes

21(a)       NA
  (b)       NA
  (c)       NA

22(a)       Performance Information:  Calculation of Yield
  (b)       Performance Information:  Calculation of Total Return and/or Yield

23          NA

 *Designates information located in annual report.
**Designates location in the prospectus, which is hereby incorporated by reference in the Statement of Additional Information.

/TABLE

Retirement Annuity Mutual Funds
Prospectus/October 30, 1996

This prospectus describes nine Funds that receive payments from the variable accounts of your variable annuity contract. Each of these Funds has different investment objectives and policies.

IDS Life Capital Resource Fund is a stock fund.

IDS Life Special Income Fund is a bond fund.

IDS Life Managed Fund is a managed fund.

IDS Life Moneyshare Fund is a money market fund. An investment in Moneyshare Fund is neither insured nor guaranteed by the U.S.
government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1 per share.

IDS Life International Equity Fund is an international stock fund.

IDS Life Aggressive Growth Fund is a stock fund investing primarily in common stocks of small-and medium-size companies.

IDS Life Growth Dimensions Fund is a stock fund.

IDS Life Global Yield Fund is a bond fund.

IDS Life Income Advantage Fund is a bond fund.

This prospectus contains facts that can help you decide if the Funds are the right investment for you. Read this along with your variable annuity prospectus before you invest and keep both prospectuses for future reference.

Additional facts about the Funds are in a Statement of Additional
Information (SAI), filed with the Securities and Exchange
Commission (SEC) and available for reference, along with other related materials, on the SEC Internet web site
(http://www.sec.gov). The SAI, dated October 30, 1996, is incorporated here by reference. For a free copy, contact
Retirement Annuity Mutual Funds at the address below.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

IDS LIFE INSURANCE COMPANY (IDS Life) IS NOT A FINANCIAL
INSTITUTION, AND THE SECURITIES IT OFFERS ARE NOT DEPOSITS OR
OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL
INSTITUTION, NOR ARE THEY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

PAGE 5
IDS Life Investment Series, Inc.
   IDS Life Capital Resource Fund
   IDS Life International Equity Fund
   IDS Life Aggressive Growth Fund
   IDS Life Growth Dimensions Fund
IDS Life Special Income Fund, Inc.
   IDS Life Special Income Fund
   IDS Life Global Yield Fund
   IDS Life Income Advantage Fund
IDS Life Moneyshare Fund, Inc.
IDS Life Managed Fund, Inc.

Retirement Annuity Mutual Funds
IDS Tower 10
Minneapolis, MN 55440-0010
612-671-3733
TTY: 800-285-8846

PAGE 6
Table of contents

The Funds in brief
Goals and types of Fund investments
Manager and distributor
Variable accounts

Sales charge and expenses
Sales charge
Expenses

Performance
Financial highlights
Total returns
Yield calculation
Key terms

Investment policies and risks
Facts about investments and their risks
Alternative investment options
Valuing assets

How to invest, transfer or redeem shares
How to invest
How to transfer among variable accounts
Redeeming shares

Distributions and taxes
Dividend and capital gain distributions
Taxes

How the Funds are organized
Shares
Voting rights
Shareholder meetings
Portfolio managers
Directors and officers
Investment manager
Administrative services agreement
Investment advisory agreements

About American Express Financial Corporation
General information

The Funds in brief

Goals and types of Fund investments

Capital Resource Fund's goal is capital appreciation, and it invests primarily in U.S. common stocks.

Special Income Fund's goal is to provide a high level of current income while conserving the value of the investment for the longest period of time. It invests primarily in investment-grade bonds.

PAGE 7
Managed Fund's goal is maximum total investment return through a combination of capital growth and current income. It invests primarily in stocks, convertible securities, bonds and money market instruments.

Moneyshare Fund's goal is to provide maximum current income consistent with liquidity and conservation of capital. It invests in money market securities.

International Equity Fund's goal is capital appreciation, and it invests primarily in common stocks of foreign issuers.

Aggressive Growth Fund's goal is capital appreciation, and it invests primarily in common stocks of small- and medium-size companies.

Growth Dimensions Fund's goal is long-term growth of capital, and it invests primarily in common stocks of U.S. and foreign companies showing potential for significant growth.

Global Yield Fund's goal is high total return through income and growth of capital, and it invests primarily in debt securities of U.S. and foreign issuers.

Income Advantage Fund's goal is to provide high current income as its primary goal and capital growth as its secondary goal, and it invests primarily in long-term, high-yielding, high risk debt securities below investment grade issued by U.S. and foreign corporations.

Because any investment involves risk, achieving these goals cannot be guaranteed. Only the contract owners can change the goals. See "Voting rights."

Manager and distributor

The Funds are managed by IDS Life, a subsidiary of American Express Financial Corporation (AEFC). AEFC has an agreement with IDS Life to furnish investment advice for the Funds managed by IDS Life.

Variable accounts

You may not buy (nor will you own) shares of the Fund directly.
You invest by buying a variable annuity and allocating your purchase payments among the variable accounts that invest in the Funds.

Sales charge and expenses

Sales charge

There is no sales charge for the sale or redemption of fund shares, but there may be charges associated with your redemption (surrender or withdrawal) of your annuity contract. Any charges that apply to the variable accounts and your annuity contract are described in the variable annuity prospectus.

PAGE 8
Expenses

The Funds pay IDS Life a fee for managing their investment portfolios. The Funds pay AEFC for administrative and accounting services. The Funds also pay certain nonadvisory expenses. See
"Investment manager" and "Administrative services agreement" under "How the Funds are organized."

Performance

Financial highlights

Capital Resource Fund
Financial highlights

Fiscal year ended Aug. 31,

Per share income and capital changes*

                                                1996  1995    1994    1993    1992    1991   1990     1989    1988    1987
Net asset value, beginning
of year                                       $24.42  $23.43  $24.58  $23.90  $23.15  $17.54 $20.17   $15.06  $17.71  $15.97

Income from investment operations:
Net investment income                            .30     .29     .29     .23     .21     .40    .52      .39     .31     .52

Net gains (losses) on securities (both realized
and unrealized)                                 1.22    3.70    1.56    1.89    1.75    6.61  (2.06)    5.38   (2.54)   4.23

Total from investment operations                1.52    3.99    1.85    2.12    1.96    7.01  (1.54)    5.77   (2.23)   4.75

Less distributions:
Dividends from net investment income            (.29)   (.29)   (.29)   (.23)   (.21)   (.40)  (.52)    (.39)   (.31)   (.52)

Distributions from realized gains               (.07)  (2.71)  (2.71)  (1.21)  (1.00)  (1.00)  (.57)    (.27)   (.11)  (2.49)

Excess distributions from net
investment income                               (.01)     --      --      --      --      --     --       --      --      --

Total distributions                             (.37)  (3.00)  (3.00)  (1.44)  (1.21)  (1.40)  (1.09)   (.66)   (.42)  (3.01)

Net asset value, end of period                $25.57  $24.42  $23.43  $24.58  $23.90  $23.15  $17.54  $20.17  $15.06  $17.71


Ratios/supplemental data
                                                 1996   1995    1994    1993    1992    1991   1990     1989    1988    1987
Net assets, end of year
(in millions)                                  $4,372 $3,845  $2,899  $2,308  $1,681  $1,191 $  702   $  660  $  454  $  493

Ratio of expenses to average
daily net assets                                 .68%   .69%    .68%    .68%    .70%    .70%    .70%    .73%    .69%    .59%

Ratio of net income to average
daily net assets                                1.15%  1.22%   1.20%    .94%    .91%   1.94%   2.69%   2.22%   2.01%   2.94%

Portfolio turnover rate
(excluding short-term
securities)                                      131%    88%     85%     65%     63%     74%     82%     42%    111%    171%

Total return**                                  6.15% 17.18%   7.61%   8.87%   8.54%  40.68%  (7.79)% 38.72% (12.59)% 30.32%

Average brokerage commission rate***         $0.0565     --      --      --      --      --      --      --      --      --

  *For a share outstanding throughout the period.  Rounded to the nearest cent.
 **Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
***Beginning in fiscal 1996, the Fund is required to disclose an average brokerage commission rate.  The rate is calculated by dividing the total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period by the total number of related shares purchased and sold.  See accompanying notes to financial statements.
/TABLE

PAGE 9

Special Income Fund
Financial highlights

Fiscal period ended Aug. 31,
Per share income and capital changes*

                                              1996    1995    1994    1993    1992    1991   1990     1989    1988    1987
Net asset value, beginning
of period                                    $11.58  $11.05  $12.08  $11.26  $10.72  $10.10 $11.11   $10.88  $11.09  $11.91
__________________________________________________________________________________________________________________________
Income (loss) from investment operations:
Net investment income                           .88     .88     .84     .85     .90     .97    .99     1.03    1.03    1.08
Net gains (losses) on securities (both
realized and unrealized)                       (.07)    .56    (.99)    .82     .54     .62  (1.01)     .23    (.21)   (.56)
___________________________________________________________________________________________________________________________
Total from investment operations                .81    1.44    (.15)   1.67    1.44    1.59   (.02)    1.26     .82     .52
___________________________________________________________________________________________________________________________
Less distributions:
Dividends from net investment income           (.85)   (.87)   (.85)   (.85)   (.90)   (.97)  (.99)   (1.03)  (1.03)  (1.08)
Distributions from realized gains                 -    (.02)   (.02)      -       -       -      -        -       -    (.26)
Excess distributions from net investment
income                                            -    (.02)   (.01)      -       -       -      -        -       -       -
___________________________________________________________________________________________________________________________
Total distributions                            (.85)   (.91)   (.88)   (.85)   (.90)   (.97)  (.99)   (1.03)  (1.03)  (1.34)
___________________________________________________________________________________________________________________________
Net asset value, end of period               $11.54  $11.58  $11.05  $12.08  $11.26  $10.72 $10.10   $11.11  $10.88  $11.09
___________________________________________________________________________________________________________________________

Ratios/supplemental data
                                               1996   1995    1994    1993    1992    1991   1990     1989    1988    1987
Net assets, end of period
(in millions)                                 $1,912 $1,703  $1,559  $1,551  $1,136  $  800 $  641   $  565  $  428  $  409
Ratio of expenses to
average daily net assets                        .68%   .68%    .67%    .69%    .71%    .70%   .71%     .73%    .69%    .58%
Ratio of net income to
average daily net assets                       7.47%  8.08%   7.20%   7.41%   8.22%   9.31%  9.42%    9.37%   9.45%   9.11%
Portfolio turnover rate
(excluding short-term
securities)                                      56%    56%     57%     77%     92%     97%   118%     132%    169%    101%
___________________________________________________________________________________________________________________________
Total return**                                 7.08% 13.75%  (1.30)% 15.47%  13.96%  16.54%  (.12)%  12.19%   7.76%   4.48%

Average brokerage commission rate***          $0.0546  --      --      --      --      --     --       --      --      --
___________________________________________________________________________________________________________________________
 *For a share outstanding throughout the period.  Rounded to the nearest cent.
**Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
***Beginning in fiscal 1996, the Fund is required to disclose an average brokerage commission rate.  The rate is calculated by dividing the total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period by the total number of related shares purchased and sold.  See accompanying notes to financial statements.
/TABLE

PAGE 10

Managed Fund
Financial highlights

Fiscal period ended Aug. 31,
Per share income and capital changes*

                                               1996    1995    1994    1993    1992    1991   1990     1989    1988    1987
Net asset value, beginning of period                  $13.65  $14.32  $13.08  $12.59  $10.93 $12.08   $9.87   $11.34  $10.10

Income from investment operations:
Net investment income                            .46     .40     .47     .49     .56     .58    .65     .48      .42     .45

Net gain (losses) on securities (both
realized and unrealized)                        1.15    1.20    (.26)   1.60     .95    2.11   (.67)   2.25    (1.47)   1.45

Total from investment operations                1.61    1.60     .21    2.09    1.51    2.69   (.02)   2.73    (1.05)   1.90

Less distributions:
Dividends from net investment income            (.46)   (.40)   (.47)   (.49)   (.56)   (.58)  (.65)   (.48)    (.42)   (.45)

Distributions from net realized gains             --      --    (.41)   (.36)   (.46)   (.45)  (.48)   (.04)      --    (.21)

Total distributions                             (.46)   (.40)   (.88)   (.85)  (1.02)  (1.03) (1.13)   (.52)    (.42)   (.66)

Net asset value, end of period                $16.00  $14.85  $13.65  $14.32  $13.08  $12.59 $10.93   $12.08  $ 9.87  $11.34

Ratios/supplemental data
                                              1996    1995    1994    1993    1992    1991   1990     1989    1988    1987

Net assets, end of period (in millions)      $3,482   $3,044  $2,499  $1,858  $1,169  $  810 $  545   $  462  $  381  $  340

Ratio of expenses to average daily net
assets                                          .65%     .68%    .68%    .69%    .71%    .70%   .71%     .73%    .69%    .67%

Ratio of net income to average
daily net assets                               2.94%    2.96%   3.46%   3.70%   4.35%   4.86%  5.42%    5.06%   4.42%   4.10%

Portfolio turnover rate (excluding
short-term securities)                           85%      72%     79%     58%     50%     52%    37%      69%     62%     48%

Total return**                                10.95%   11.94%   1.51%  16.33%  12.14%  25.24%  (.23)%  28.47%  (9.06)% 19.13%

Average brokerage commission rate***        $0.0606       --      --      --      --      --     --       --      --      --

  *For a share outstanding throughout the period. Rounded to the nearest cent.
 **Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
***Beginning in fiscal 1996, the Fund is required to disclose an average brokerage commission rate.  The rate is calculated by dividing the total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period by the total number of related shares purchased and sold.  See accompanying notes to financial statements.
/TABLE

PAGE 11

Moneyshare Fund
Financial highlights

Fiscal period ended Aug. 31,
Per share income and capital changes*

                                            1996    1995    1994    1993    1992    1991   1990     1989    1988    1987
Net asset value, beginning of
period                                     $1.00   $1.00   $1.00   $1.00   $1.00   $1.00  $1.00    $1.00   $1.00   $1.00
_________________________________________________________________________________________________________________________
Income from investment operations:
Net investment income                        .05     .05     .03     .03     .04     .07    .08      .09     .07     .06
_________________________________________________________________________________________________________________________
Less distributions:
Dividends from net investment
income                                      (.05)   (.05)   (.03)   (.03)   (.04)   (.07)  (.08)    (.09)   (.07)   (.06)
_________________________________________________________________________________________________________________________
Net asset value, end of period             $1.00   $1.00   $1.00   $1.00   $1.00   $1.00  $1.00    $1.00   $1.00   $1.00
_________________________________________________________________________________________________________________________

Ratios/supplemental data
                                           1996    1995    1994    1993    1992    1991   1990     1989    1988    1987
Net assets, end of period
(in millions)                             $ 288   $ 227   $ 179   $ 180   $ 246   $ 285  $ 274    $ 160   $ 102   $  67
_________________________________________________________________________________________________________________________
Ratio of expenses to average
daily net assets                            .56%    .59%    .57%    .60%    .60%    .57%   .62%     .54%    .58%    .54%
_________________________________________________________________________________________________________________________
Ratio of net income to average
daily net assets                           5.02%   5.23%   3.12%   2.67%   3.93%   6.55%  7.85%    8.68%   6.77%   5.87%
_________________________________________________________________________________________________________________________
Total return**                             5.16%   5.27%   3.15%   2.73%   3.98%   6.77%  8.18%    8.99%   7.01%   6.01%
_________________________________________________________________________________________________________________________
 *For a share outstanding throughout the period.  Rounded to the nearest cent.
**Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

PAGE 12

International Equity Fund
Financial highlights

Fiscal period ended Aug. 31,
Per share income and capital changes*

                                            1996        1995        1994        1993        1992**
Net asset value, beginning of period       $12.55      $12.91      $11.60      $10.01      $10.00
__________________________________________________________________________________________________
Income from investment operations:
Net investment income                         .20         .17         .14         .15         .05
Net gains (losses) on securities (both
realized and unrealized)                     1.01        (.37)       1.61        1.81         .01
__________________________________________________________________________________________________
Total from investment operations             1.21        (.20)       1.75        1.96         .06
__________________________________________________________________________________________________
Less distributions:
Dividends from net investment income         (.44)       (.16)       (.08)       (.15)       (.05)
Distributions from realized gains            (.02)         --        (.29)       (.22)         --
Excess distributions from realized gains       --          --        (.07)         --          --
__________________________________________________________________________________________________
Total distributions                          (.46)       (.16)       (.44)       (.37)       (.05)
__________________________________________________________________________________________________
Net asset value, end of period             $13.30      $12.55      $12.91      $11.60      $10.01
__________________________________________________________________________________________________

Ratios/supplemental data
                                           1996         1995        1994        1993        1992**
Net assets, end of period (in millions)   $1,874       $1,442      $1,111      $  291      $   39
__________________________________________________________________________________________________
Ratio of expenses to average
daily net assets                             .96%        1.03%        .98%       1.10%       1.57%***
Ratio of net income to average
daily net assets                            1.28%        1.56%       1.09%       1.37%       0.93%***
Portfolio turnover rate (excluding
short-term securities)                        58%          38%         51%         62%         22%
__________________________________________________________________________________________________
Total return#                               9.64%       (1.77%)     15.11%      19.76%       0.55%

Average brokerage commission rate##      $0.0186           --          --          --          --
__________________________________________________________________________________________________
  *For a share outstanding throughout the period.  Rounded to the nearest cent.
 **Commencement of operations.  Period from Jan. 13, 1992 to Aug. 31, 1992.
***Adjusted to an annual basis.
  #Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
## Beginning in Fiscal 1996, the Fund is required to disclose an average brokerage commission rate. The rate is calculated by dividing the total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period by the total number of related shares purchased and sold. See accompanying notes to financial statements.
/TABLE

PAGE 13

Aggressive Growth Fund
Financial highlights

Fiscal period ended Aug. 31,
Per share income and capital changes*

                                            1996        1995        1994        1993        1992**
Net asset value, beginning of period       $14.44      $11.46      $11.68      $9.00       $10.00
_________________________________________________________________________________________________
Income (loss) from investment operations:
Net investment income                         .10         .08         .01         .02         .02
Net gains (losses) on securities (both
realized and unrealized)                     1.60        2.98        (.22)       2.68       (1.00)
_________________________________________________________________________________________________
Total from investment operations             1.70        3.06        (.21)       2.70        (.98)
_________________________________________________________________________________________________
Less distributions:
Dividends from net investment income         (.10)       (.08)       (.01)       (.02)       (.02)
_________________________________________________________________________________________________
Net asset value, end of period             $16.04      $14.44      $11.46      $11.68      $ 9.00
_________________________________________________________________________________________________

Ratios/supplemental data
                                              1996      1995        1994        1993        1992**

Net assets, end of period (in millions)     $1,941     $1,412      $  763      $  299      $   57
_________________________________________________________________________________________________
Ratio of expenses to average
daily net assets                               .69%       .70%        .69%        .75%        .98%***
Ratio of net income to average
daily net assets                               .65%       .72%        .14%        .28%        .21%***
Portfolio turnover rate (excluding
short-term securities)                         189%       116%         59%         55%         28%
_________________________________________________________________________________________________
Total return#                                11.82%     26.80%      (1.77)%     29.98%      (9.76)%

Average brokerage commission rate          $0.0531         --          --          --          --
_________________________________________________________________________________________________
  *For a share outstanding throughout the period.  Rounded to the nearest cent.
 **Commencement of operations.  Period from Jan. 13, 1992 to Aug. 31, 1992.
***Adjusted to an annual basis.
  #Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
## Beginning in Fiscal 1996, the Fund is required to disclose an average brokerage commission rate. The rate is calculated by dividing the total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period by the total number of related shares purchased and sold. See accompanying notes to financial statements.
/TABLE

PAGE 14

Growth Dimensions Fund
Financial highlights

Fiscal period ended Aug. 31,
Per share income and capital changes*

                                            1996**
Net asset value, beginning of period       $10.00
___________________________________________________
Income from investment operations:
Net investment income                         .03
Net gains (losses) on securities (both
realized and unrealized)                     (.06)
___________________________________________________
Total from investment operations             (.03)
___________________________________________________
Less distributions:
Dividends from net investment income         (.03)
___________________________________________________
Net asset value, end of period              $9.94
___________________________________________________

Ratios/supplemental data
                                             1996**

Net assets, end of period (in millions)      $171
___________________________________________________
Ratio of expenses to average
daily net assets                            1.047%***
Ratio of net income to average
daily net assets                             1.69%***
Portfolio turnover rate (excluding
short-term securities)                          4%
___________________________________________________
Total return#                                (.22)%

Average brokerage commission rate##       $0.0559
___________________________________________________
  *For a share outstanding throughout the period.  Rounded to the nearest cent.
 **Commencement of operations.  Period from May 1, 1996 to Aug. 31, 1996.
***Adjusted to an annual basis.
  #Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
##Beginning in Fiscal 1996, the Fund is required to disclose an average brokerage commission rate. The rate is calculated by dividing the total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period by the total number of related shares purchased and sold. See accompanying notes to financial statements.
/TABLE

PAGE 15

Global Yield Fund
Financial highlights

Fiscal period ended Aug. 31,
Per share income and capital changes*

                                             1996**
Net asset value, beginning of period       $10.00
___________________________________________________
Income from investment operations:
Net investment income                         .12
Net gains on securities (both
realized and unrealized)                      .07
___________________________________________________
Total from investment operations              .19
___________________________________________________
Less distributions:
Dividends from net investment income         (.11)
___________________________________________________
Net asset value, end of period             $10.08
___________________________________________________

Ratios/supplemental data
                                             1996**

Net assets, end of period (in millions)       $21
___________________________________________________
Ratio of expenses to average
daily net assets                             1.77%***
Ratio of net income to average
daily net assets                             4.96%***
Portfolio turnover rate (excluding
short-term securities)                          4%
___________________________________________________
Total return#                                1.95%
___________________________________________________
  *For a share outstanding throughout the period.  Rounded to the nearest cent.
 **Commencement of operations.  Period from May 1, 1996 to Aug. 31, 1996.
***Adjusted to an annual basis.
  #Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

PAGE 16

Income Advantage Fund
Financial highlights

Fiscal period ended Aug. 31,
Per share income and capital changes*

                                             1996**
Net asset value, beginning of period       $10.00
___________________________________________________
Income from investment operations:
Net investment income                         .18
Net gains (losses) on securities (both
realized and unrealized)                     (.23)
___________________________________________________
Total from investment operations             (.05)
___________________________________________________
Less distributions:
Dividends from net investment income         (.18)
___________________________________________________
Net asset value, end of period              $9.77
___________________________________________________

Ratios/supplemental data
                                             1996**

Net assets, end of period (in millions)       $49
___________________________________________________
Ratio of expenses to average
daily net assets                             1.53%***
Ratio of net income to average
daily net assets                             8.14%***
Portfolio turnover rate (excluding
short-term securities)                         22%
___________________________________________________
Total return#                                (.48)%
___________________________________________________
  *For a share outstanding throughout the period.  Rounded to the nearest cent.
 **Commencement of operations.  Period from May 1, 1996 to Aug. 31, 1996.
***Adjusted to an annual basis.
  #Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

The information in these tables has been audited by KPMG Peat Marwick LLP, independent auditors. The independent auditors' report and additional information about the performance of the Funds is contained in the Fund's annual report which, if not included with this prospectus, may be obtained without charge.

Total returns

Average annual total returns as of Aug. 31, 1996

Purchase               1 year    5 years       10 years
made                   ago       ago           ago

Capital Resource
Fund                  +6.15%    +9.60%        +12.48%

S&P 500              +16.47%   +13.11%        +13.14%

PAGE 17
Cumulative total returns as of Aug. 31, 1996

Purchase               1 year    5 years       10 years
made                   ago       ago           ago

Capital Resource
Fund                 + 6.15%    +58.16%       +224.23%

S&P 500              +16.47%    +85.23%       +243.95%

Average annual total returns as of Aug. 31, 1996

Purchase               1 year    5 years       10 years
made                   ago       ago           ago

Special Income Fund   +7.08%    +9.61%        +8.81%

Lehman Aggregate
Bond Index            +4.25%    +7.49%        +8.18%

Cumulative total returns as of Aug. 31, 1996

Purchase               1 year    5 years       10 years
made                   ago       ago           ago

Special Income Fund   +7.08%   +58.20%      +132.59%

Lehman Aggregate
Bond Index            +4.25%   +43.54%      +119.72%

Average annual total returns as of Aug. 31, 1996

Purchase               1 year    5 Years        10 Years
made                   ago       ago            Ago

Managed Fund         +10.95%   +10.46%        +11.08%

S&P 500              +16.47%   +13.11%        +13.14%

Cumulative total returns as of Aug. 31, 1996

Purchase               1 year    5 Years        10 Years
made                   ago       ago            Ago

Managed Fund         +10.95%   +64.45%       +186.07%

S&P 500              +16.47%   +85.23%       +243.95%

PAGE 18
Average annual total returns as of Aug. 31, 1996

                                     Since
Purchase                   1 year    inception
made                       ago       Jan. 13, 1992

International
Equity Fund               +9.64%    + 9.02%

Morgan Stanley
Capital International
World Index               +1.17%    +43.91%

Cumulative total returns as of Aug. 31, 1996

                                     Since
Purchase                   1 year    inception
made                       ago       Jan. 13, 1992

International
Equity Fund               +9.64%    +49.29%

Morgan Stanley
Capital International
World Index               +1.17%    + 8.16%

Average annual total returns as of Aug. 31, 1996

                                 Since
Purchase               1 year    inception
made                   ago       Jan. 13, 1992

Aggressive Growth
Fund                  +11.82%    +11.15%

S&P 500               +16.47%    +13.10%

Cumulative total returns as of Aug. 31, 1996

                                 Since
Purchase               1 year    inception
made                   ago       Jan. 13, 1992

Aggressive Growth
Fund                 +11.82%     +63.36%

S&P 500              +16.47%     +77.10%

PAGE 19
Average annual total returns as of Aug. 31, 1996

Purchase                  Since inception
Made                      April 30, 1996

Growth Dimensions               -0.22%

S&P 500                         -0.33%

Lipper Growth Fund Index        -1.85%

Cumulative total returns as of Aug. 31, 1996

Purchase                  Since inception
Made                      April 30, 1996

Growth Dimensions               -0.22%

S&P 500                         -0.33%

Lipper Growth Fund Index        -1.85%

Average annual total returns as of Aug. 31, 1996

Purchase                  Since inception
Made                      April 30, 1996

Global Yield                    +1.95%

Salomon Brothers Global
Govt. Bond Composite Index      +3.15%

Lipper General World
Income Fund Index               +3.38%

Cumulative total returns as of Aug. 31, 1996

Purchase                  Since inception
Made                      April 30, 1996

Global Yield                    +1.95%

Salomon Brothers Global
Govt. Bond Composite Index      +3.15%

Lipper General World
Income Fund Index               +3.38%

Average annual total returns as of Aug. 31, 1996

Purchase                  Since inception
Made                      April 30, 1996

Income Advantage                -0.48%

Lehman Aggregate Bond Index     +1.25%

PAGE 20
Cumulative total returns as of Aug. 31, 1996

Purchase                  Since inception
Made                      April 30, 1996

Income Advantage                -0.48%

Lehman Aggregate Bond Index     +1.25%

These examples show total returns from hypothetical investments in each Fund. These returns are compared to those of popular indexes for the same periods. The results do not reflect the expenses that apply to the variable accounts or the annuity contract. Inclusion of these charges would reduce total return for all periods shown.

For purposes of calculation, information about each Fund assumes the deduction of applicable fund expenses, makes no adjustments for taxes that may have been paid on the reinvested income and capital gains and covers a period of widely fluctuating securities prices. Returns shown should not be considered a representation of the Fund's future performance.

Each Fund's investments may be different from those in the indexes. The indexes reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees.

Standard & Poor's 500 Stock Index (S&P 500), an unmanaged list of common stocks, is frequently used as a general measure of market performance.

The Morgan Stanley Capital International World Index, compiled from a composite of securities listed on the markets of North America, Europe, Australasia and the Far East is widely recognized by investors as the measurement index for portfolios that invest in the major markets of the world.

Lehman Aggregate Bond Index is made up of an unmanaged representative list of government and corporate bonds as well as asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. However, the securities used to create the index may not be representative of the bonds held in Special Income or Income Advantage Funds. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

Lipper Growth Fund Index, published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to Growth
Dimensions Fund, although some funds in the index may have somewhat different investment policies or objectives.

Salomon Brothers Global Government Bond Composite Index is a representative list of government bonds of 17 countries throughout the world. The index is a general measure of government bond performance. Performance is expressed in the U.S. dollar as well

PAGE 21
as the currencies of governments making up the index. The bonds included in the index may not be the same as those in the Global
Yield Fund.

Lipper General World Income Fund Index, published by Lipper
Analytical Services, Inc., includes 30 funds that are generally similar to Global Yield Fund, although some funds in the index may have somewhat different investment policies or objectives.

Yield calculation

Special Income, Global Yield and Income Advantage Funds may calculate a 30-day annualized yield by dividing:

o net investment income per share deemed earned during a 30-day period by

o the net asset value per share on the last day of the period, and

o     converting the result to a yearly equivalent figure.

This yield calculation does not include any annuity charges or contingent deferred sales charges, which would reduce the yield quoted.

A fund's yield varies from day to day, mainly because share values and net asset values (which are calculated daily) vary in response to changes in interest rates. Net investment income normally changes much less in the short run. Thus, when interest rates rise and share values fall, yield tends to rise. When interest rates fall, yield tends to follow.

Moneyshare Fund calculates annualized simple and compound yields based on a seven-day period.

Past yields should not be considered an indicator of future yields.

Key terms

Average annual total return - The annually compounded rate of return over a given time period (usually two or more years) -- total return for the period converted to an equivalent annual figure.

Capital gains or losses - Increase or decrease in value of the securities the funds hold. Gains are realized when securities that have increased in value are sold. A fund also may have unrealized gains or losses when securities increase or decrease in value but are not sold.

Close of business - Normally 3 p.m. Central time each business day (any day the New York Stock Exchange is open).

Distributions - Payments to the variable accounts of two types:
investment income (dividends) and realized net long-term capital gains (capital gains distributions).
PAGE 22
Investment income - Dividends and interest earned on securities held by the funds.

Net asset value (NAV) - Value of a single fund share. It is the total market value of all of a fund's investments and other assets, less any liabilities, divided by the number of shares outstanding.

The NAV is the price the variable account receives when it sells shares. It usually changes from day to day, and is calculated at the close of business. For Special Income, Global Yield and Income Advantage funds, NAV generally declines as interest rates increase and rises as interest rates decline.

Total return - Sum of all returns for a given period, assuming reinvestment of all distributions. Calculated by taking the total value of shares at the end of the period (including shares acquired by reinvestment), less the price of shares purchased at the beginning of the period.

Variable accounts - The separate accounts or subaccounts, each of which invests in shares of one of the funds.

Yield - Net investment income earned per share for a specified time period, divided by the net asset value at the end of the period.

Investment policies and risks

Capital Resource Fund - Under normal market conditions, Capital Resource Fund invests primarily in U.S. common stocks and other securities convertible into common stock. The portfolio manager selects investments believed to have potential for capital growth.

The Fund also may invest in preferred stocks, bonds, debt securities, foreign securities, money market instruments and derivative instruments.

Special Income Fund - Under normal market conditions, Special Income Fund invests primarily in debt securities. At least 50% of its net assets are invested in corporate bonds of the four highest ratings, in other corporate bonds the investment manager believes have the same investment qualities and in government bonds.

The Fund also may invest in corporate bonds with lower ratings, convertible securities, preferred stocks, derivative instruments, money market instruments and foreign bonds.

Managed Fund - Under normal market conditions, Managed Fund invests at least 50% of its total assets in common stocks. The Fund also invests in preferred stocks, convertible securities, warrants, bonds and money market instruments. Ordinarily, investments other than common stock would constitute 50% or less of the Fund's portfolio. However, under unusual market conditions, the Fund may invest any portion of its assets in securities other than common stocks. This allows the investment manager flexibility to best achieve the Fund's goal. This might occur, for example, when interest rates are high but are expected to decline significantly.

PAGE 23
The Fund also may invest in derivative instruments and foreign securities.

Moneyshare Fund - Under normal market conditions, Moneyshare Fund invests primarily in high-quality, short-term, debt securities and other money market instruments denominated in U.S. dollars. The Fund intends to maintain a constant net asset value of $1 per share, although there is no assurance it will be able to do so.
The Fund will not purchase any security with a remaining maturity of more than 13 months and will maintain a dollar-weighted average portfolio maturity of 90 days or less. The Fund also may invest in foreign securities. For a description of money market securities, see Appendix C in the SAI.

International Equity Fund - Under normal market conditions,
International Equity Fund invests at least 65% of its total assets in foreign equity securities having a potential for superior growth. Superior means fund performance better than the Morgan
Stanley Capital International World Index.

The Fund's investments will be primarily in common stocks and securities convertible into common stocks of foreign issuers. However, if the investment manager believes they have more potential for capital growth, the Fund may invest in bonds issued or guaranteed either by countries that are members of the Organization for Economic Cooperation and Development (OECD) or by international agencies such as the World Bank or the European Investment Bank. These bonds will not be purchased unless, in the judgment of the investment manager, they are comparable in quality to bonds rated AA by Standard & Poor's Corporation (S&P).

The percentage of fund assets invested in particular countries or regions of the world will change according to their political stability and economic condition. Ordinarily, the Fund will invest in companies domiciled in at least three foreign countries.

Normally, investments in U.S. issuers will constitute less than 20% of the Fund's portfolio. However, as a temporary measure, the Fund may invest any portion of its assets in securities of U.S. issuers that appear to have greater potential for superior growth than foreign securities. U.S. investments would include common stocks, convertible securities and corporate and government bonds.

The bonds must bear one of the four highest ratings given by Moody's Investors Service, Inc. (Moody's) or S&P or must be of comparable quality. The Fund also may invest in money market instruments and derivative instruments. No more than 5% of the Fund's total assets may be invested in options on individual securities.

Aggressive Growth Fund - Under normal market conditions, Aggressive Growth Fund invests primarily in common stocks of U.S. and foreign companies that are small- and medium-size growth companies. Many of these companies emphasize technological innovation or productivity improvements.

PAGE 24
The Fund invests in warrants to purchase common stock, debt securities or in securities of large, well-established companies when the portfolio manager believes those investments offer the best opportunity for capital growth. The Fund also may invest in foreign securities, derivative instruments and money market instruments.

Growth Dimensions Fund - Under normal market conditions, Growth Dimensions Fund invests primarily in common stocks of U.S. and foreign corporations showing potential for significant growth. These companies usually operate in areas where dynamic economic and technological changes are occurring. They also may exhibit excellence in technology, marketing or management. Other investments include debt securities, preferred stocks, derivative instruments and money market instruments.

Global Yield Fund - Global Yield Fund invests primarily in debt securities of U.S. and foreign issuers so under normal market conditions at least 80% of the Fund's net assets will be investment-grade corporate or government debt securities including money market instruments of issuers located in at least three different countries.

The Fund also invests in debt securities below investment grade, convertible securities, common stocks and derivative instruments.
The Fund may not purchase securities rated lower than B by Moody's or S&P.

Since the Fund is a non-diversified mutual fund, it may concentrate its investments in securities of fewer issuers than would a diversified fund. Accordingly, the Fund may have more risk than funds that have broader diversification.

Income Advantage Fund - Under normal market conditions, Income Advantage Fund invests primarily in debt securities below investment grade issued by U.S. and foreign corporations. Most of these will be rated BBB, BB or B by S&P or Moody's equivalent. However, the Fund may invest in debt securities with lower ratings, including those in default. Other investments include investment-grade bonds, convertible securities, stocks, derivative instruments and money market instruments. The Fund may invest up to 10% of its total assets in common stocks, preferred stocks that do not pay dividends and warrants to purchase common stocks.

The various types of investments the portfolio managers use to achieve investment performance are described in more detail in the next section and in the SAI.

Facts about investments and their risks

Common stocks: Stock prices are subject to market fluctuations. Stocks of smaller or foreign companies or stocks of companies experiencing significant growth and operating in areas of financial and technological change may be subject to more abrupt or erratic price movements than stocks of larger, established companies or the stock market as a whole. Also, small companies often have limited

PAGE 25
product lines, smaller markets or fewer financial resources.
Therefore, some of the securities in which a fund invests involve substantial risk and may be considered speculative.

Preferred stocks: If a company earns a profit, it generally must pay its preferred stockholders a dividend at a pre-established rate.

Convertible securities: These securities generally are preferred stocks or bonds that can be exchanged for other securities, usually common stock, at prestated prices. When the trading price of the common stock makes the exchange likely, the convertible securities trade more like common stock.

Debt securities: The price of an investment grade bond fluctuates as interest rates change or if its credit rating is upgraded or downgraded.

Debt securities below investment grade: The price of these bonds may react more to the ability of a company to pay interest and principal when due than to changes in interest rates. They have greater price fluctuations, are more likely to experience a default and sometimes are referred to as "junk bonds." Reduced market liquidity for these bonds may occasionally make it more difficult to value them. In valuing bonds, a fund relies both on independent rating agencies and the investment manager's credit analysis.

Securities that are subsequently downgraded in quality may continue to be held and will be sold only when the fund's investment manager believes it is advantageous to do so.

   Bond ratings and holdings for fiscal year ended Aug. 31, 1996
                      For Special Income Fund
                                                                    Percent of
                                                                    net assets
                                                                    in unrated
                S&P Rating              Protection of               securities
Percent of      (or Moody's             principal and               assessed by
net assets      equivalent)             interest                    AEFC

34.04%          AAA                     Highest quality             0.04%
 4.82           AA                      High quality                0.06
11.55           A                       Upper medium grade          0.08
16.97           BBB                     Medium grade                0.20
14.58           BB                      Moderately speculative        --
 8.99           B                       Speculative                 0.12
 0.63           CCC                     Highly speculative          0.67
   --           CC                      Poor quality                  --
   --           C                       Lowest quality                --
   --           D                       In default                    --
 2.09           Unrated                 Unrated securities          0.92

PAGE 26
   Bond ratings and holdings for fiscal year ended Aug. 31, 1996
                         For Managed Fund

                                                                    Percent of
                                                                    net assets
                                                                    in unrated
                S&P Rating              Protection of               securities
Percent of      (or Moody's             principal and               assessed by
net assets      equivalent)             interest                    AEFC

14.97           AAA                     Highest quality             0.02%
 1.75           AA                      High quality                0.01
 3.30           A                       Upper medium grade            --
 4.33           BBB                     Medium grade                  --
 2.88           BB                      Moderately speculative        --
 2.21           B                       Speculative                 0.01
 0.12           CCC                     Highly speculative          0.20
   --           CC                      Poor quality                  --
   --           C                       Lowest quality                --
   --           D                       In default                    --
 1.46           Unrated                 Unrated securities          1.22

   Bond ratings and holdings for fiscal year ended Aug. 31, 1996
                       For Global Yield Fund

                                                                    Percent of
                                                                    net assets
                                                                    in unrated
                S&P Rating              Protection of               securities
Percent of      (or Moody's             principal and               assessed by
net assets      equivalent)             interest                    AEFC

58.99%          AAA                     Highest quality               --%
 6.12           AA                      High quality                  --
 3.35           A                       Upper medium grade            --
 1.29           BBB                     Medium grade                  --
 6.53           BB                      Moderately speculative        --
 0.72           B                       Speculative                   --
   --           CCC                     Highly speculative            --
   --           CC                      Poor quality                  --
   --           C                       Lowest quality                --
   --           D                       In default                    --
   --           Unrated                 Unrated securities            --

   Bond ratings and holdings for fiscal year ended Aug. 31, 1996
                     For Income Advantage Fund

                                                                    Percent of
                                                                    net assets
                                                                    in unrated
                S&P Rating              Protection of               securities
Percent of      (or Moody's             principal and               assessed by
net assets      equivalent)             interest                    AEFC

   --%          AAA                     Highest quality               --%
   --           AA                      High quality                  --
   --           A                       Upper medium grade            --
   --           BBB                     Medium grade                  --
20.01           BB                      Moderately speculative        --
53.61           B                       Speculative                   --
 9.31           CCC                     Highly speculative          3.63%
   --           CC                      Poor quality                  --
   --           C                       Lowest quality                --
   --           D                       In default                    --
  3.63          Unrated                 Unrated securities            --

(See Appendix to the SAI for further information regarding ratings.)

Debt securities sold at a deep discount: Some bonds are sold at deep discounts because they do not pay interest until maturity.
They include zero coupon bonds and PIK (pay-in-kind) bonds. To PAGE 27 comply with tax laws, a fund has to recognize a computed amount of interest income and pay dividends to shareholders even though no cash has been received. In some instances, a fund may have to sell securities to have sufficient cash to pay the dividends.

Mortgage-backed securities: All Funds except Moneyshare may invest in U.S. government securities representing part ownership of pools of mortgage loans. A pool, or group, of mortgage loans issued by such lenders as mortgage bankers, commercial banks and savings and loan associations, is assembled and mortgage pass-through certificates are offered to investors through securities dealers.

In pass-through certificates, both principal and interest payments, including prepayments, are passed through to the holder of the certificate. Prepayments on underlying mortgages result in a loss of anticipated interest, and the actual yield (or total return) to the Fund, which is influenced by both stated interest rates and market conditions, may be different than the quoted yield on the certificates.

Foreign investments: Securities of foreign companies and governments may be traded in the United States, but often they are traded only on foreign markets. Frequently, there is less information about foreign companies and less government supervision of foreign markets. Foreign investments are subject to political and economic risks of the countries in which the investments are made including the possibility of seizure or nationalization of companies, imposition of withholding taxes on income, establishment of exchange controls or adoption of other restrictions that might affect an investment adversely. If an investment is made in a foreign market, the local currency may be purchased using a forward contract in which the price of the foreign currency in U.S. dollars is established on the date the trade is made, but delivery of the currency is not made until the securities are received. As long as the fund holds foreign currencies or securities valued in foreign currencies, the price of a fund share will be affected by changes in the value of the currencies relative to the U.S. dollar.
Because of the limited trading volume in some foreign markets, efforts to buy or sell a security may change the price of the security and it may be difficult to complete the transaction. Each Fund, except International Equity and Global Yield Funds may invest up to 25% (Growth Dimensions may invest up to 30%) of its total assets at the time of purchase in securities of foreign issuers.

Derivative instruments: For all Funds except Moneyshare, the portfolio managers may use derivative instruments in addition to securities to achieve investment performance. Derivative instruments include futures, options and forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment and a daily change in price based on or derived from a security, a currency, a group of securities or currencies or an index. A number of strategies or combination of instruments can be used to achieve the

PAGE 28
desired investment performance characteristics. A small change in the value of the underlying security, currency or index will cause a sizable gain or loss in the price of the derivative instrument. Derivative instruments allow a portfolio manager to change the investment performance characteristics very quickly and at lower costs. Risks include losses of premiums, rapid changes in prices, defaults by other parties and inability to close such instruments. A fund will use derivative instruments only to achieve the same investment performance characteristics it could achieve by directly holding those securities and currencies permitted under the investment policies. The Fund's custodian will maintain, in a segregated account, cash or liquid high-grade debt securities that are marked to market daily and are at least equal in value to the Fund's obligations to the extent such obligations are not covered. No more than 5% of each Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions. For further information, see the options and futures appendixes in the SAI.

Securities and derivative instruments that are illiquid: Illiquid means the security or derivative instrument cannot be sold quickly in the normal course of business. Some investments cannot be resold to the U.S. public because of their terms or government regulations. All securities and derivative instruments, however, can be sold in private sales, and many may be sold to other institutions and qualified buyers or on foreign markets. Each portfolio manager will follow guidelines established by the board of directors and consider relevant factors such as the nature of the security and the number of likely buyers when determining whether a security is illiquid. No more than 10% of each Fund's net assets (zero for Moneyshare) will be held in securities and derivative instruments that are illiquid.

Money market instruments: For all Funds except Moneyshare, short-term debt securities rated in the top two grades are used to meet daily cash needs and at various times to hold assets until better investment opportunities arise. Generally, less than 25% of each of Capital Resource, International Equity, Aggressive Growth, Special Income, Managed, Growth Dimensions, Global Yield and Income Advantage Fund's total assets are in these money market instruments. However, for temporary defensive purposes these investments could exceed that amount for a limited period of time.

The investment policies described above may be changed by the board of directors.

Lending portfolio securities: Each Fund may lend its securities to earn income so long as borrowers provide collateral equal to the market value of the loans. The risks are that borrowers will not provide collateral when required or return securities when due. Unless a majority of the outstanding voting securities approve otherwise, loans may not exceed 30% of a Fund's net assets.

PAGE 29
Alternative investment options

In the future, the board of the Funds may determine for operating efficiencies to use a master/feeder structure. Under that structure, the Fund's investment portfolio would be managed by another investment company with the same goal as the Fund, rather than investing directly in a portfolio of securities.

Valuing assets

Moneyshare Fund's securities are valued at amortized cost. In valuing assets of Capital Resource, International Equity,
Aggressive Growth, Special Income, Managed, Growth Dimensions,
Global Yield and Income Advantage Funds:

o Securities and assets with available market values are valued on that basis.

o Securities maturing in 60 days or less are valued at amortized cost.

o Securities and assets without readily available market values are valued according to methods selected in good faith by the board of directors.

o Assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at a rate of exchange set as near to the close of the day as practicable.

How to invest, transfer or redeem shares

How to invest

You may invest in the Funds only by buying a variable annuity contract. For further information concerning maximum and minimum payments and submitting and acceptance of your application, see your annuity prospectus.

How to transfer among variable accounts

You can transfer all or part of your value in a variable account to one or more of the other variable accounts with different investment objectives. Please refer to your variable annuity prospectus for more information about transfers.

Redeeming shares

The Funds will buy (redeem) any shares presented by the variable accounts. Surrender or withdrawal details are described in your variable annuity prospectus.

Payment generally will be mailed within seven days of the redemption request. The amount may be more or less than the amount invested. Shares will be redeemed at net asset value at the close of business on the day the request is accepted at the Minneapolis office. If the request arrives after the close of business, the price per share will be the net asset value at the close of business on the next business day.
PAGE 30
Distributions and taxes

The Funds distribute to shareholders (the variable accounts) net investment income and net capital gains. They do so to qualify as regulated investment companies and to avoid paying corporate income and excise taxes.

Dividend and capital gain distributions

Capital Resource, International Equity, Aggressive Growth, Managed and Growth Dimensions Funds distribute their net investment income (dividends and interest earned on securities held by the Fund, less operating expenses) to shareholders (the variable accounts) at the end of each calendar quarter. For Special Income, Moneyshare, Global Yield and Income Advantage Funds, net investment income is distributed monthly. Net realized capital gains, if any, from selling securities are distributed at the end of the calendar year. Before they are distributed, both net investment income and net capital gains are included in the value of each share. After they are distributed, the value of each share drops by the per-share amount of the distribution. (Since the distributions are reinvested, the total value of the holdings will not change.) The reinvestment price is the net asset value at close of business on the day the distribution is paid.

Taxes

The Internal Revenue Service has issued final regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code. Each Fund intends to comply with these requirements.

Federal income taxation of variable accounts, life insurance companies and annuities is discussed in your annuity prospectus.

Income received by International Equity and Global Yield Funds may be subject to foreign tax and withholding. Tax conventions between certain countries and the United States may reduce or eliminate those taxes.

How the Funds are organized

IDS Life Investment Series, Inc., formerly known as IDS Life Capital Resource Fund, Inc., is a series mutual fund. It has four series of stock representing four separate, diversified funds - Capital Resource, International Equity, Aggressive Growth and Growth Dimensions Funds. IDS Life Investment Series, Inc. was incorporated in Nevada on April 27, 1981, but changed its state of incorporation to Minnesota on June 13, 1986. IDS Life Special Income Fund, Inc. is a series mutual fund. It has three series of stock representing two separate, diversified funds - Special Income and Income Advantage Funds and one separate non-diversified fund - Global Yield Fund. IDS Life Special Income Fund, Inc. and IDS Life Moneyshare Fund Inc. were originally incorporated in Nevada on April 27, 1981, but changed their state of incorporation to Minnesota on June 13, 1986. IDS Life Managed Fund, Inc. was incorporated in Minnesota on March 5, 1985.

PAGE 31
Each Fund is an open-end investment company or series of an open-end investment company registered under the Investment Company Act of 1940, as amended. The headquarters of the Funds is IDS Tower 10, Minneapolis, MN 55440-0010. The Funds are part of the IDS MUTUAL FUND GROUP, a family of funds that began in 1940.

Shares

A fund is owned by the variable accounts, its shareholders. All shares issued by each Fund are of the same class -- capital stock. Par value is 1 cent per share ($.001 for Managed Fund). Both full and fractional shares can be issued.

Voting rights

For a discussion of the rights of annuity contract owners concerning the voting of shares held by the variable accounts, please see your annuity prospectus. All shares have equal voting rights. In any matter requiring the vote of shareholders (the fund's management and fundamental policies), IDS Life and its affiliates will ask for instructions from the person with voting rights. The number of votes you have is in proportion to the amount you have allocated to each variable account. Your instructions will be weighted in the same proportion and IDS Life and its affiliates will vote them that way. We will vote those shares for which we do not receive instructions, and those shares for which we have voting rights, in the same proportion as the shares for which we have received instructions.

Shareholder meetings

The Funds do not hold annual shareholder meetings. However, the directors may call meetings at their discretion, or on demand by holders of 10% or more of the outstanding shares, to elect or remove directors. Meetings of the shareholders also may be called on demand by the holders of 3% or more of the outstanding shares of each Fund if no meeting has been held during the preceding 15 months.

Portfolio managers

Capital Resource Fund

Curt Weaver joined AEFC in 1979 and serves as senior portfolio manager. He has managed this Fund since 1987. He also serves as a member of the Growth Income team.

Special Income Fund

Steve Merrell joined AEFC in 1988 as a quantitative investment analyst. He became portfolio manager of this Fund in January 1995. From 1990 to 1991, Steve worked for JP Morgan Futures, Inc. marketing futures-based investment strategies. He rejoined AEFC in 1991 as a portfolio manager. He has served as debt securities specialist for the assets of Total Return Portfolio and its predecessor fund since December 1995.

PAGE 32
Managed Fund

Alfred A. Henderson joined AEFC in 1996 and serves as senior portfolio manager. From 1995-1996 he was a portfolio manager at Montgomery Asset Management. From 1992-1995 he was a senior portfolio manager at Husic Capital Management. Prior to that he was vice president and portfolio manager at Alliance Capital Management Corporation.

Deb Pederson joined AEFC in 1986 and serves as portfolio manager. She has managed the fixed income portfolio of this Fund since January 1994. She also manages the fixed income portfolio of IDS Life Series Fund, Inc. - Managed Portfolio and the low grade invested assets of IDS Life, IDS Life Insurance Company of New York and American Enterprise Life Insurance Company.

Moneyshare Fund

Terry Fettig joined AEFC in 1986. He serves as portfolio manager for this Fund, IDS Cash Management Fund and IDS Tax-Free Money
Fund. From 1986 to 1992 he was a fixed income securities analyst. From 1992 to 1993 he was an associate portfolio manager.

International Equity Fund

Peter Lamaison joined AEFC in 1981 and serves as president and chief executive officer of IDS International, Inc. and senior portfolio manager. He has managed this Fund since 1992. He also serves as portfolio manager of IDS International Fund.

Wes Wadman joined AEFC in 1964 and serves as executive vice president of IDS International, Inc. and as executive vice president of IDS Advisory Group Inc. He has served as portfolio manager of this Fund since its inception.

Paul Hopkins joined AEFC in 1992 and serves as chief investment officer and executive vice president of IDS International, Inc. He was appointed to the portfolio management team of this Fund in January 1994. He also serves as portfolio manager of IDS International Fund. Prior to joining AEFC, he was director of international equities for Bankers Trust.

Aggressive Growth Fund

Marty Hurwitz joined AEFC in 1987 and serves as portfolio manager. He was appointed to manage this Fund in January 1995. He has managed IDS Life Series Fund, Inc. - Equity Portfolio since July
1993 and also manages accounts for IDS Advisory Portfolio
Management Group.

Growth Dimensions Fund

Gordon Fines joined AEFC in 1981 and serves as portfolio manager of this Fund and has served as vice president and senior portfolio manager of Growth Trends Portfolio and its predecessor fund since 1991. Mr. Fines also leads the Growth Team for AEFC. From 1985 to 1991, he was portfolio manager of IDS Managed Retirement Fund.

PAGE 33
Global Yield Fund

Ray Goodner joined AEFC in 1977 and serves as portfolio manager of this Fund and as vice president and senior portfolio manager of World Income Portfolio. He began his career in portfolio management in 1980. He has managed the assets of World Income Portfolio and its predecessor fund since 1989. Since 1985 he also has served as portfolio manager of Quality Income Portfolio and its predecessor fund.

Income Advantage Fund
[/R]
Jack Utter joined AEFC in 1962 and serves as senior portfolio manager. He also has managed the assets of High Yield Portfolio and its predecessor fund since 1985.

Dave Gilson joined AEFC in 1989 and serves as associate manager of this Fund. He served as an analyst for all equity mutual funds from 1989 to 1993 and served as an analyst on the High-Yield
Research Team from Aug. 1993 to April 1996.
[/R]
Directors and officers

Shareholders elect a board of directors who oversee the operations of the Funds and choose its officers. Its officers are responsible for day-to-day business decisions based on policies set by the board. The board has named an executive committee that has authority to act on its behalf between meetings. The directors also serve on the boards of all of the other funds in the IDS MUTUAL FUND GROUP. On Aug. 31, 1996, the Fund's directors and officers did not own any shares of the Funds.

Directors and officers of the Funds

President and interested director

William R. Pearce
President of all funds in the IDS MUTUAL FUND GROUP.

Independent directors

Lynne V. Cheney
Distinguished fellow, American Enterprise Institute for Public
Policy Research.

Robert F. Froehlke
Former president of all funds in the IDS MUTUAL FUND GROUP.

Heinz F. Hutter
Former president and chief operating officer, Cargill, Inc.

Anne P. Jones
Attorney and telecommunications consultant.

Melvin R. Laird
Senior counsellor for national and international affairs, The
Reader's Digest Association, Inc.

PAGE 34
Edson W. Spencer
Former chairman and chief executive officer, Honeywell, Inc.

Wheelock Whitney
Chairman, Whitney Management Company.

C. Angus Wurtele
Chairman of the board, The Valspar Corporation.

Interested directors who are officers and/or employees of AEFC

David R. Hubers
President and chief executive officer, AEFC.

James A. Mitchell
Executive vice president, AEFC.

John R. Thomas
Senior vice president, AEFC.

Officers who also are officers and/or employees of AEFC

Peter J. Anderson
Vice president of all funds in the IDS MUTUAL FUND GROUP.

Melinda S. Urion
Treasurer of all funds in the IDS MUTUAL FUND GROUP.

Other officer

Leslie L. Ogg
Vice president, general counsel and secretary of all funds in the IDS MUTUAL FUND GROUP.

Refer to the SAI for the directors' and officers' biographies.

Investment manager

Each Fund pays IDS Life for managing its portfolio and serving as transfer agent.

Under its Investment Management Services Agreement, IDS Life determines which securities will be purchased, held or sold (subject to the direction and control of the Fund's board of directors). Under the current agreement, the Funds pay IDS Life a fee for these services based on the average daily net assets of each Fund, as follows:

Capital Resource Fund

  Assets                 Annual rate at
(billions)              each asset level
First $1                     0.630%
Next  $1                     0.615
Next  $1                     0.600
Next  $3                     0.585
Over  $6                     0.570

PAGE 35
Special Income Fund

  Assets                 Annual rate at
(billions)              each asset level
First $1                     0.610%
Next  $1                     0.595
Next  $1                     0.580
Next  $3                     0.565
Next  $3                     0.550
Over  $9                     0.535

Managed Fund

  Assets                 Annual rate at
(billions)              each asset level
First $0.5                   0.630%
Next  $0.5                   0.615
Next  $1                     0.600
Next  $1                     0.585
Next  $3                     0.570
Over  $6                     0.550

Moneyshare Fund

  Assets                 Annual rate at
(billions)              each asset level
First $1                     0.510%
Next  $0.5                   0.493
Next  $0.5                   0.475
Next  $0.5                   0.458
Over  $2.5                   0.440

International Equity Fund

  Assets                 Annual rate at
(billions)              each asset level
First $0.25                  0.870%
Next  $0.25                  0.855
Next  $0.25                  0.840
Next  $0.25                  0.825
Next  $1                     0.810
Over  $2                     0.795

Aggressive Growth Fund

  Assets                 Annual rate at
(billions)              each asset level
First $0.25                  0.650%
Next  $0.25                  0.635
Next  $0.25                  0.620
Next  $0.25                  0.605
Next  $1                     0.590
Over  $2                     0.575

PAGE 36
Growth Dimensions Fund

  Assets                 Annual rate at
(billions)              each asset level
First $1                     0.630%
Next  $1                     0.615
Next  $1                     0.600
Next  $3                     0.585
Over  $6                     0.570

Global Yield Fund

  Assets                 Annual rate at
(billions)              each asset level
First $0.25                  0.840%
Next  $0.25                  0.825
Next  $0.25                  0.810
Next  $0.25                  0.795
Over  $1                     0.780

Income Advantage Fund

  Assets                 Annual rate at
(billions)              each asset level
First $1                     0.620%
Next  $1                     0.605%
Next  $1                     0.590%
Next  $3                     0.575%
Next  $3                     0.560%
Over  $9                     0.545%

For the fiscal year ended Aug. 31, 1996, Capital Resource Fund paid IDS Life a total investment management fee of 0.60% of its average daily net assets. Special Income Fund paid 0.60%, Managed Fund paid 0.60%, Moneyshare Fund paid 0.51%, International Equity Fund paid 0.83%, Aggressive Growth Fund paid 0.61%, Growth Dimensions Fund paid 0.84%, Global Yield Fund paid 0.62% and Income Advantage Fund paid 0.63%. Under this Agreement, each Fund also pays taxes, brokerage commissions and nonadvisory expenses. Total fees and expenses for fiscal year 1996 were 0.68% for Capital Resource Fund, 0.68% for Special Income Fund, 0.65% for Managed Fund, 0.56% for Moneyshare Fund, 0.96% for International Equity Fund, 0.69% for Aggressive Growth Fund, 1.04% for Growth Dimensions Fund, 1.77% for Global Yield Fund and 1.53% for Income Advantage Fund. The ratios disclosed above for Global Yield Fund, Growth Dimensions Fund and Income Advantage Fund have been adjusted to an annual basis.

Administrative Services Agreement

Under an Administrative Services Agreement, each Fund pays AEFC for administration and accounting services as follows:

PAGE 37
Capital Resource Fund

  Assets                 Annual rate at
(billions)              each asset level
First $1                     0.050%
Next  $1                     0.045
Next  $1                     0.040
Next  $3                     0.035
Over  $6                     0.030

Special Income Fund

  Assets                 Annual rate at
(billions)              each asset level
First $1                     0.050%
Next  $1                     0.045
Next  $1                     0.040
Next  $3                     0.035
Next  $3                     0.030
Over  $9                     0.025

Managed Fund

  Assets                 Annual rate at
(billions)              each asset level
First $0.5                   0.040%
Next  $0.5                   0.035
Next  $1                     0.030
Next  $1                     0.025
Next  $3                     0.020
Over  $6                     0.020

Moneyshare Fund

  Assets                 Annual rate at
(billions)              each asset level
First $1                     0.030%
Next  $0.5                   0.027
Next  $0.5                   0.025
Next  $0.5                   0.022
Over  $2.5                   0.020

International Equity Fund

  Assets                 Annual rate at
(billions)              each asset level
First $0.25                  0.060%
Next  $0.25                  0.055
Next  $0.25                  0.050
Next  $0.25                  0.045
Next  $1                     0.040
Over  $2                     0.035

PAGE 38
Aggressive Growth Fund

  Assets                 Annual rate at
(billions)              each asset level
First $0.25                  0.060%
Next  $0.25                  0.055
Next  $0.25                  0.050
Next  $0.25                  0.045
Next  $1                     0.040
Over  $2                     0.035

Growth Dimensions Fund

  Assets                 Annual rate at
(billions)              each asset level
First $1                     0.050%
Next  $1                     0.045
Next  $1                     0.040
Next  $3                     0.035
Over  $6                     0.030

Global Yield Fund

  Assets                 Annual rate at
(billions)              each asset level
First $0.25                  0.060%
Next  $0.25                  0.055
Next  $0.25                  0.050
Next  $0.25                  0.045
Over  $1                     0.040

Income Advantage Fund

  Assets                 Annual rate at
(billions)              each asset level
First $1                     0.050%
Next  $1                     0.045
Next  $1                     0.040
Next  $3                     0.035
Next  $3                     0.030
Over  $9                     0.025

Investment advisory agreements

IDS Life and AEFC have an Investment Advisory Agreement under which AEFC executes purchases and sales and negotiates brokerage as directed by IDS Life. For its services, IDS Life pays AEFC a fee based on a percentage of each Fund's average daily net assets for the year. This fee is equal to 0.35% for International Equity Fund and 0.25% for each remaining fund.

AEFC has a Sub-investment Advisory Agreement with IDS
International, Inc. (International), a wholly owned subsidiary of AEFC.

International's principal place of business is located at IDS Tower
10, Minneapolis, MN 55440-0010, while it also conducts investment advisory business in London, England. International has had assets PAGE 39 under management since 1981. International determines the securities that will be purchased, held or sold and executes purchases and sales for International Equity Fund as directed by AEFC. For its services, AEFC pays International a fee equal on an annual basis to 0.50% of International Equity Fund's average daily net assets.

About American Express Financial Corporation

General information

The AEFC family of companies offers not only mutual funds but also insurance, annuities, investment certificates and a broad range of financial management services.

Besides managing investments for all publicly offered funds in the IDS MUTUAL FUND GROUP, AEFC also manages investments for itself and its subsidiaries, IDS Certificate Company and IDS Life. Total assets under management on Aug. 31, 1996 were more than $138 billion.

IDS Life is a stock life insurance company organized in 1957 under the laws of the State of Minnesota and located at IDS Tower 10, Minneapolis, MN 55440-0010. IDS Life conducts a conventional life insurance business in the District of Columbia and all states except New York.

Other AEFC subsidiaries provide investment management and related services for pension, profit sharing, employee savings and endowment funds of businesses and institutions.

AEFC is located at IDS Tower 10, Minneapolis, MN 55440-0010. It is a wholly owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285. The Funds may pay brokerage commissions to broker-dealer affiliates of American Express and AEFC.

Retirement Annuity Mutual Funds
IDS Tower 10
Minneapolis, MN
55440-0010

Managed by IDS Life Insurance Company

Retirement Annuity Mutual Funds
Prospectus/October 30, 1996

This prospectus describes six Funds that receive payments from the variable accounts of your variable annuity contract. Each of these Funds has different investment objectives and policies.

IDS Life Capital Resource Fund is a stock fund.

IDS Life Special Income Fund is a bond fund.

IDS Life Managed Fund is a managed fund.

IDS Life Moneyshare Fund is a money market fund. An investment in Moneyshare Fund is neither insured nor guaranteed by the U.S.
government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1 per share.

IDS Life International Equity Fund is an international stock fund.

IDS Life Aggressive Growth Fund is a stock fund investing primarily in common stocks of small-and medium-size companies.

This prospectus contains facts that can help you decide if the Funds are the right investment for you. Read this along with your variable annuity prospectus before you invest and keep both prospectuses for future reference.

Additional facts about the Funds are in a Statement of Additional
Information (SAI), filed with the Securities and Exchange
Commission (SEC) and available for reference, along with other related materials, on the SEC Internet web site
(http://www.sec.gov). The SAI, dated October 30, 1996, is incorporated here by reference. For a free copy, contact
Retirement Annuity Mutual Funds at the address below.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

IDS LIFE INSURANCE COMPANY (IDS Life)IS NOT A FINANCIAL
INSTITUTION, AND THE SECURITIES IT OFFERS ARE NOT DEPOSITS OR
OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL
INSTITUTION, NOR ARE THEY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

IDS Life Investment Series, Inc.
   IDS Life Capital Resource Fund
   IDS Life International Equity Fund
   IDS Life Aggressive Growth Fund
IDS Life Special Income Fund, Inc.
IDS Life Moneyshare Fund, Inc.
IDS Life Managed Fund, Inc.

Retirement Annuity Mutual Funds
IDS Tower 10
Minneapolis, MN 55440-0010
612-671-3733
800-633-4003
TTY: 800-285-8846

PAGE 42
Table of contents

The Funds in brief
Goals and types of Fund investments
Manager and distributor
Variable accounts

Sales charge and expenses
Sales charge
Expenses

Performance
Financial highlights
Total returns
Yield calculation
Key terms

Investment policies and risks
Facts about investments and their risks
Alternative investment options
Valuing assets

How to invest, transfer or redeem shares
How to invest
How to transfer among variable accounts
Redeeming shares

Distributions and taxes
Dividend and capital gain distributions
Taxes

How the Funds are organized
Shares
Voting rights
Shareholder meetings
Portfolio managers
Directors and officers
Investment manager
Administrative services agreement
Investment advisory agreements

About American Express Financial Corporation
General information

PAGE 43
The Funds in brief

Goals and types of Fund investments

Capital Resource Fund's goal is capital appreciation, and it invests primarily in U.S. common stocks.

Special Income Fund's goal is to provide a high level of current income while conserving the value of the investment for the longest period of time. It invests primarily in investment-grade bonds.

Managed Fund's goal is maximum total investment return through a combination of capital growth and current income. It invests primarily in stocks, convertible securities, bonds and money market instruments.

Moneyshare Fund's goal is to provide maximum current income consistent with liquidity and conservation of capital. It invests in money market securities.

International Equity Fund's goal is capital appreciation, and it invests primarily in common stocks of foreign issuers.

Aggressive Growth Fund's goal is capital appreciation, and it invests primarily in common stocks of small- and medium-size companies.

Because any investment involves risk, achieving these goals cannot be guaranteed. Only the contract owners can change the goals. See "Voting rights."

Manager and distributor

The Funds are managed by IDS Life, a subsidiary of American Express Financial Corporation (AEFC). AEFC has an agreement with IDS Life to furnish investment advice for the Funds managed by IDS Life.

Variable accounts

You may not buy (nor will you own) shares of the Fund directly.
You invest by buying a variable annuity and allocating your purchase payments among the variable accounts that invest in the Funds.

Sales charge and expenses

Sales charge

There is no sales charge for the sale or redemption of fund shares, but there may be charges associated with your redemption (surrender or withdrawal) of your annuity contract. Any charges that apply to the variable accounts and your annuity contract are described in the variable annuity prospectus.

PAGE 44
Expenses

The Funds pay IDS Life a fee for managing their investment portfolios. The Funds pay AEFC for administrative and accounting services. The Funds also pay certain nonadvisory expenses. See
"Investment manager" and "Administrative services agreement" under "How the Funds are organized."

Performance

Financial highlights

Capital Resource Fund
Financial highlights

Fiscal period ended Aug. 31,

Per share income and capital changes*

                                                  1996   1995    1994    1993    1992    1991   1990     1989    1988    1987
Net asset value, beginning
of period                                        $24.42  $23.43  $24.58  $23.90  $23.15  $17.54 $20.17   $15.06  $17.71  $15.97

Income from investment operations:
Net investment income                               .30     .29     .29     .23     .21     .40    .52      .39     .31     .52

Net gains (losses) on securities (both realized
and unrealized)                                     1.22   3.70    1.56    1.89    1.75    6.61  (2.06)    5.38   (2.54)   4.23

Total from investment operations                    1.52   3.99    1.85    2.12    1.96    7.01  (1.54)    5.77   (2.23)   4.75

Less distributions:
Dividends from net investment income                (.29)  (.29)   (.29)   (.23)   (.21)   (.40)  (.52)    (.39)   (.31)   (.52)

Distributions from realized gains                   (.07)  (2.71)  (2.71)  (1.21)  (1.00)  (1.00)  (.57)    (.27)   (.11)  (2.49)

Excess distributions from net investment income     (.01)    -       -       -       -       -      -        -       -       -

Total distributions                                 (.37)   (3.00)  (3.00)  (1.44)  (1.21)  (1.40)  (1.09)   (.66)   (.42)  (3.01)

Net asset value, end of period                    $25.57   $24.42  $23.43  $24.58  $23.90  $23.15  $17.54  $20.17  $15.06  $17.71

Ratios/supplemental data
                                                   1996   1995    1994    1993    1992    1991   1990     1989    1988    1987
Net assets, end of period
(in millions)                                     $4,372 $3,845  $2,899  $2,308  $1,681  $1,191 $  702   $  660  $  454  $  493

Ratio of expenses to average
daily net assets                                    .68%   .69%    .68%    .68%    .70%    .70%    .70%    .73%    .69%    .59%

Ratio of net income to average
daily net assets                                   1.15%   1.22%   1.20%    .94%    .91%   1.94%   2.69%   2.22%   2.01%   2.94%

Portfolio turnover rate
(excluding short-term
securities)                                        1.31%     88%     85%     65%     63%     74%     82%     42%    111%    171%

Total return**                                     6.15%  17.18%   7.61%   8.87%   8.54%  40.68%  (7.79)% 38.72% (12.59)% 30.32%

Average brokerage commission rate***              $0.565    -       -       -       -       -       -       -       -       -

  *For a share outstanding throughout the period.  Rounded to the nearest cent.
 **Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
***Beginning in fiscal 1996, the Fund is required to disclose an average brokerage commission rate.  The rate is calculated by dividing the total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period by the total number of related shares purchased and sold.

PAGE 45

Special Income Fund
Financial highlights

Fiscal period ended Aug. 31,
Per share income and capital changes*

                                               1996   1995    1994    1993    1992    1991   1990     1989    1988    1987
Net asset value, beginning
of period                                     $11.58  $11.05  $12.08  $11.26  $10.72  $10.10 $11.11   $10.88  $11.09  $11.91
____________________________________________________________________________________________________________________________
Income from investment operations:
Net investment income                            .88     .88     .84     .85     .90     .97    .99     1.03    1.03    1.08
Net gains (losses) on securities (both
realized and unrealized)                        (.07)    .56    (.99)    .82     .54     .62  (1.01)     .23    (.21)   (.56)
____________________________________________________________________________________________________________________________
Total from investment operations                 .81    1.44    (.15)   1.67    1.44    1.59   (.02)    1.26     .82     .52
____________________________________________________________________________________________________________________________
Less distributions:
Dividends from net investment income            (.85)   (.87)   (.85)   (.85)   (.90)   (.97)  (.99)   (1.03)  (1.03)  (1.08)
Distributions from realized gains                -      (.02)   (.02)      -       -       -      -        -       -    (.26)
Excess distributions from net investment
income                                           -      (.02)   (.01)      -       -       -      -        -       -       -
____________________________________________________________________________________________________________________________
Total distributions                             (.85)   (.91)   (.88)   (.85)   (.90)   (.97)  (.99)   (1.03)  (1.03)  (1.34)
____________________________________________________________________________________________________________________________
Net asset value, end of period                $11.54  $11.58  $11.05  $12.08  $11.26  $10.72 $10.10   $11.11  $10.88  $11.09
____________________________________________________________________________________________________________________________

Ratios/supplemental data
                                               1996   1995    1994    1993    1992    1991   1990     1989    1988    1987
Net assets, end of period
(in millions)                                 $1,912  $1,703  $1,559  $1,551  $1,136  $  800 $  641   $  565  $  428  $  409
Ratio of expenses to
average daily net assets                        .68%    .68%    .67%    .69%    .71%    .70%   .71%     .73%    .69%    .58%
Ratio of net income to
average daily net assets                       7.47%   8.08%   7.20%   7.41%   8.22%   9.31%  9.42%    9.37%   9.45%   9.11%
Portfolio turnover rate
(excluding short-term
securities)                                      56%     56%     57%     77%     92%     97%   118%     132%    169%    101%
____________________________________________________________________________________________________________________________
Total return**                                 7.08%  13.75%  (1.30)% 15.47%  13.96%  16.54%  (.12)%  12.19%   7.76%   4.48%

Average brokerage commission rate***          $0.0546   -       -       -       -       -      -        -       -       -
___________________________________________________________________________________________________________________________
  *For a share outstanding throughout the period.  Rounded to the nearest cent.
 **Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
***Beginning in fiscal 1996, the Fund is required to disclose an average brokerage commission rate.  The rate is calculated by dividing the total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period by the total number of related shares purchased and sold.

PAGE 46

Managed Fund
Financial highlights

Fiscal period ended Aug. 31,
Per share income and capital changes*

                                               1996   1995    1994    1993    1992    1991   1990     1989    1988    1987
Net asset value, beginning of period          $14.85  $13.65  $14.32  $13.08  $12.59  $10.93 $12.08   $9.87   $11.34  $10.10

Income from investment operations:
Net investment income                            .46     .40     .47     .49     .56     .58    .65     .48      .42     .45

Net gains(losses) on securities (both
realized and unrealized)                        1.15    1.20    (.26)   1.60     .95    2.11   (.67)   2.25    (1.47)   1.45

Total from investment operations                1.61    1.60     .21    2.09    1.51    2.69   (.02)   2.73    (1.05)   1.90

Less distributions:
Dividends from net investment income            (.46)   (.40)   (.47)   (.49)   (.56)   (.58)  (.65)   (.48)    (.42)   (.45)

Distributions from net realized gains            -         -    (.41)   (.36)   (.46)   (.45)  (.48)   (.04)       -    (.21)

Total distributions                             (.46)    (.40)   (.88)   (.85)  (1.02)  (1.03) (1.13)   (.52)    (.42)   (.66)

Net asset value, end of period                $16.00  $14.85  $13.65  $14.32  $13.08  $12.59 $10.93   $12.08  $ 9.87  $11.34

Ratios/supplemental data
                                               1996   1995    1994    1993    1992    1991   1990     1989    1988    1987

Net assets, end of period (in millions)       $3,482  $3,044  $2,499  $1,858  $1,169  $  810 $  545   $  462  $  381  $  340

Ratio of expenses to average daily net
assets                                           .65%   .68%    .68%    .69%    .71%    .70%   .71%     .73%    .69%    .67%

Ratio of net income to average
daily net assets                                2.94%  2.96%   3.46%   3.70%   4.35%   4.86%  5.42%    5.06%   4.42%   4.10%

Portfolio turnover rate (excluding
short-term securities)                            85%    72%     79%     58%     50%     52%    37%      69%     62%     48%

Total return**                                 10.95% 11.94%   1.51%  16.33%  12.14%  25.24% (0.23)%  28.47%  (9.06)% 19.13%

Average brokerage commission rate***           $0.0606  -       -       -       -       -      -        -       -       -

  *For a share outstanding throughout the period. Rounded to the nearest cent.
 **Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
***Beginning in fiscal 1996, the Fund is required to disclose an average brokerage commission rate.  The rate is calculated by dividing the total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period by the total number of related shares purchased and sold.

PAGE 47

Moneyshare Fund
Financial highlights

Fiscal period ended Aug. 31,
Per share income and capital changes*

                                            1996   1995    1994    1993    1992    1991   1990     1989    1988    1987
Net asset value, beginning of
period                                      $1.00  $1.00   $1.00   $1.00   $1.00   $1.00  $1.00    $1.00   $1.00   $1.00
_________________________________________________________________________________________________________________________
Income from investment operations:
Net investment income                         .05    .05     .03     .03     .04     .07    .08      .09     .07     .06
_________________________________________________________________________________________________________________________
Less distributions:
Dividends from net investment
income                                        .05   (.05)   (.03)   (.03)   (.04)   (.07)  (.08)    (.09)   (.07)   (.06)
_________________________________________________________________________________________________________________________
Net asset value, end of period              $1.00  $1.00   $1.00   $1.00   $1.00   $1.00  $1.00    $1.00   $1.00   $1.00
_________________________________________________________________________________________________________________________

Ratios/supplemental data
                                            1996   1995    1994    1993    1992    1991   1990     1989    1988    1987
Net assets, end of period
(in millions)                               $288   $ 227   $ 179   $ 180   $ 246   $ 285  $ 274    $ 160   $ 102   $  67

Ratio of expenses to average
daily net assets                              .56%   .59%    .57%    .60%    .60%    .57%   .62%     .54%    .58%    .54%

Ratio of net income to average
daily net assets                             5.02%  5.23%   3.12%   2.67%   3.93%   6.55%  7.85%    8.68%   6.77%   5.87%

Total return**                               5.16%  5.27%   3.15%   2.73%   3.98%   6.77%  8.18%    8.99%   7.01%   6.01%
_________________________________________________________________________________________________________________________
 *For a share outstanding throughout the period.  Rounded to the nearest cent.
**Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

PAGE 48

International Equity Fund
Financial highlights

Fiscal period ended Aug. 31,
Per share income and capital changes*

                                            1996        1995        1994        1993        1992**
Net asset value, beginning of period        $12.55     $12.91      $11.60      $10.01      $10.00
_____________________________________________________________________________________________________
Income from investment operations:
Net investment income                          .20        .17         .14         .15         .05
Net gains (losses) on securities (both
realized and unrealized)                      1.01       (.37)       1.61        1.81         .01
_____________________________________________________________________________________________________
Total from investment operations              1.21       (.20)       1.75        1.96         .06
_____________________________________________________________________________________________________
Less distributions:
Dividends from net investment income          (.44)      (.16)       (.08)       (.15)       (.05)
Distributions from realized gains                           -        (.29)       (.22)          -
Excess distributions from realized gains      (.02)         -        (.07)          -           -
_____________________________________________________________________________________________________
Total distributions                           (.46)      (.16)       (.44)       (.37)       (.05)
_____________________________________________________________________________________________________
Net asset value, end of period              $13.30     $12.55      $12.91      $11.60      $10.01
_____________________________________________________________________________________________________

Ratios/supplemental data
                                             1996        1995        1994        1993        1992**
Net assets, end of period (in millions)      $1,874      $1,442      $1,111      $  291      $   39
_____________________________________________________________________________________________________
Ratio of expenses to average
daily net assets                               .96%      1.03%        .98%       1.10%       1.57%***
Ratio of net income to average
daily net assets                              1.28       1.56%       1.09%       1.37%       0.93%***
Portfolio turnover rate (excluding
short-term securities)                          58%        38%         51%         62%         22%

Total return#                                 9.64%     (1.77%)     15.11%      19.76%       0.55%

Average brokerage commission rate##          $0.0186      -           -           -           -
_____________________________________________________________________________________________________
  *For a share outstanding throughout the period.  Rounded to the nearest cent.
 **Commencement of operations.  Period from Jan. 13, 1992 to Aug. 31, 1992.
***Adjusted to an annual basis.
  #Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
 ##Beginning in fiscal 1996, the Fund is required to disclose an average brokerage commission rate.  The rate is calculated by dividing the total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period by the total number of related shares purchased and sold.

PAGE 49

Aggressive Growth Fund
Financial highlights

Fiscal period ended Aug. 31,
Per share income and capital changes*

                                            1996        1995        1994        1993        1992**
Net asset value, beginning of period        $14.44     $11.46      $11.68      $9.00       $10.00
_____________________________________________________________________________________________________
Income (loss) from investment operations:
Net investment income                          .10        .08         .01         .02         .02
Net gains (losses) on securities (both
realized and unrealized)                      1.60       2.98        (.22)       2.68       (1.00)
_____________________________________________________________________________________________________
Total from investment operations              1.70       3.06        (.21)       2.70        (.98)
_____________________________________________________________________________________________________
Less distributions:
Dividends from net investment income          (.10)      (.08)       (.01)       (.02)       (.02)
_____________________________________________________________________________________________________
Net asset value, end of period              $16.04     $14.44      $11.46      $11.68      $ 9.00
_____________________________________________________________________________________________________

Ratios/supplemental data
                                            1996        1995        1994        1993        1992**

Net assets, end of period (in millions)     $1,941      $1,412      $  763      $  299      $   57
_____________________________________________________________________________________________________
Ratio of expenses to average
daily net assets                               .69%       .70%        .69%        .75%        .98%***
Ratio of net income to average
daily net assets                               .65%       .72%        .14%        .28%        .21%***
Portfolio turnover rate (excluding
short-term securities)                         189%       116%         59%         55%         28%

Total return#                                11.82%     26.80%      (1.77)%     29.98%      (9.76)%

Average brokerage commission rate##          $0.0531      _           _           _           _
_____________________________________________________________________________________________________
  *For a share outstanding throughout the period.  Rounded to the nearest cent.
 **Commencement of operations.  Period from Jan. 13, 1992 to Aug. 31, 1992.
***Adjusted to an annual basis.
  #Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
 ##Beginning in fiscal 1996, the Fund is required to disclose an average brokerage commission rate.  The rate is calculated by dividing the total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period by the total number of related shares purchased and sold.

The information on these tables has been audited by KPMG Peat Marwick LLP, independent auditors. The independent auditors' report and additional information about the performance of each Fund are contained in the Fund's annual report which, if not included with this prospectus, may be obtained without charge.

Total returns

Average annual total returns as of Aug. 31, 1996

Purchase               1 year    5 years       10 years
made                   ago       ago           ago

Capital Resource
Fund                   +6.15%    +9.60%        +12.48%

S&P 500                +16.47%   +13.11%       +13.14%

PAGE 50
Cumulative total returns as of Aug. 31, 1996

Purchase               1 year    5 years       10 years
made                   ago       ago           ago

Capital Resource
Fund                   +6.15%    +58.16%       +224.23%

S&P 500                +16.47%   +85.23%       +243.95%

Average annual total returns as of Aug. 31, 1996

Purchase               1 year    5 years       10 years
made                   ago       ago           ago

Special Income Fund    +7.08%    +9.83%        +8.92%

Lehman Aggregate
Bond Index             +4.25%    +7.49%        +8.18%

Cumulative total returns as of Aug. 31, 1996

Purchase               1 year    5 years       10 years
made                   ago       ago           ago

Special Income Fund    +7.08%    +59.79%       +134.94%

Lehman Aggregate
Bond Index             +4.25%    +43.54%       +119.72%

Average annual total returns as of Aug. 31, 1996

Purchase               1 year    5 Years       10 years
made                   ago       ago           ago

Managed Fund           +10.95%   +10.46%       +11.08%

S&P 500                +16.47%   +13.11%       +13.14%

Cumulative total returns as of Aug. 31, 1996

Purchase               1 year    5 Years       10 years
made                   ago       ago           ago

Managed Fund           +10.95%   +65.45%       +186.07%

S&P 500                +16.47%   +85.23%       +243.95%

PAGE 51
Average annual total returns as of Aug. 31, 1996

                                     Since
Purchase                   1 year    inception
made                       ago       Jan. 13, 1992

International              +9.64%    +9.02%
Equity Fund
Morgan Stanley             +1.17     +8.16%
Capital International
World Index

Cumulative total returns as of Aug. 31, 1996

                                     Since
Purchase                   1 year    inception
made                       ago       Jan. 13, 1992

International              +9.64%    +49.29%
Equity Fund

Morgan Stanley             +1.17%    +43.91%
Capital International
World Index

Average annual total returns as of Aug. 31, 1996

                                 Since
Purchase               1 year    inception
made                   ago       Jan. 13, 1992

Aggressive Growth      +11.82%   +11.15%
Fund

S&P 500                +16.47%   +13.10%

Cumulative total returns as of Aug. 31, 1996

                                 Since
Purchase               1 year    inception
made                   ago       Jan. 13, 1992

Aggressive Growth
Fund                   +11.82%   +63.36%

S&P 500                +16.47%   +77.10%

These examples show total returns from hypothetical investments in each Fund. These returns are compared to those of popular indexes for the same periods. The results do not reflect the expenses that apply to the variable accounts or the annuity contract. Inclusion of these charges would reduce total return for all periods shown.

PAGE 52
For purposes of calculation, information about each Fund assumes the deduction of applicable fund expenses, makes no adjustments for taxes that may have been paid on the reinvested income and capital gains and covers a period of widely fluctuating securities prices. Returns shown should not be considered a representation of the Fund's future performance.

Each Fund's investments may be different from those in the indexes. The indexes reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees.

Standard & Poor's 500 Stock Index (S&P 500), an unmanaged list of common stocks, is frequently used as a general measure of market performance.

The Morgan Stanley Capital International World Index, compiled from a composite of securities listed on the markets of North America, Europe, Australasia and the Far East is widely recognized by investors as the measurement index for portfolios that invest in the major markets of the world.

Lehman Aggregate Bond Index is made up of an unmanaged representative list of government and corporate bonds as well as asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. However, the securities used to create the index may not be representative of the bonds held in Special Income Fund. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

Yield calculation

Special Income Fund may calculate a 30-day annualized yield by dividing:

o net investment income per share deemed earned during a 30-day period by

o the net asset value per share on the last day of the period, and

o     converting the result to a yearly equivalent figure.

This yield calculation does not include any annuity charges or contingent deferred sales charges, which would reduce the yield quoted.

A fund's yield varies from day to day, mainly because share values and net asset values (which are calculated daily) vary in response to changes in interest rates. Net investment income normally changes much less in the short run. Thus, when interest rates rise and share values fall, yield tends to rise. When interest rates fall, yield tends to follow.

Moneyshare Fund calculates annualized simple and compound yields based on a seven-day period.

Past yields should not be considered an indicator of future yields.
PAGE 53
Key terms

Average annual total return - The annually compounded rate of return over a given time period (usually two or more years) -- total return for the period converted to an equivalent annual figure.

Capital gains or losses - Increase or decrease in value of the securities the funds hold. Gains are realized when securities that have increased in value are sold. A fund also may have unrealized gains or losses when securities increase or decrease in value but are not sold.

Close of business - Normally 3 p.m. Central time each business day (any day the New York Stock Exchange is open).

Distributions - Payments to the variable accounts of two types:
investment income (dividends) and realized net long-term capital gains (capital gains distributions).

Investment income - Dividends and interest earned on securities held by the funds.

Net asset value (NAV) - Value of a single fund share. It is the total market value of all of a fund's investments and other assets, less any liabilities, divided by the number of shares outstanding.

The NAV is the price the variable account receives when it sells shares. It usually changes from day to day, and is calculated at the close of business. For Special Income Fund, NAV generally declines as interest rates increase and rises as interest rates decline.

Total return - Sum of all returns for a given period, assuming reinvestment of all distributions. Calculated by taking the total value of shares at the end of the period (including shares acquired by reinvestment), less the price of shares purchased at the beginning of the period.

Variable accounts - The separate accounts or subaccounts, each of which invests in shares of one of the funds.

Yield - Net investment income earned per share for a specified time period, divided by the net asset value at the end of the period.

Investment policies and risks

Capital Resource Fund - Under normal market conditions, Capital Resource Fund invests primarily in U.S. common stocks and other securities convertible into common stock. The portfolio manager selects investments believed to have potential for capital growth.

The Fund also may invest in preferred stocks, bonds, debt securities, foreign securities, money market instruments and derivative instruments.

PAGE 54
Special Income Fund - Under normal market conditions, Special Income Fund invests primarily in debt securities. At least 50% of its net assets are invested in corporate bonds of the four highest ratings, in other corporate bonds the investment manager believes have the same investment qualities and in government bonds.

The Fund also may invest in corporate bonds with lower ratings, convertible securities, preferred stocks, derivative instruments, money market instruments and foreign bonds.

Managed Fund - Under normal market conditions, Managed Fund invests at least 50% of its total assets in common stocks. The Fund also invests in preferred stocks, convertible securities, warrants, bonds and money market instruments. Ordinarily, investments other than common stock would constitute 50% or less of the Fund's portfolio. However, under unusual market conditions, the Fund may invest any portion of its assets in securities other than common stocks. This allows the investment manager flexibility to best achieve the Fund's goal. This might occur, for example, when interest rates are high but are expected to decline significantly.

The Fund also may invest in derivative instruments and foreign securities.

Moneyshare Fund - Under normal market conditions, Moneyshare Fund invests primarily in high-quality, short-term, debt securities and other money market instruments denominated in U.S. dollars. The Fund intends to maintain a constant net asset value of $1 per share, although there is no assurance it will be able to do so.
The Fund will not purchase any security with a remaining maturity of more than 13 months and will maintain a dollar-weighted average portfolio maturity of 90 days or less. The Fund also may invest in foreign securities. For a description of money market securities, see Appendix C in the SAI.

International Equity Fund - Under normal market conditions,
International Equity Fund invests at least 65% of its total assets in foreign equity securities having a potential for superior growth. Superior means fund performance better than the Morgan
Stanley Capital International World Index.

The Fund's investments will be primarily in common stocks and securities convertible into common stocks of foreign issuers. However, if the investment manager believes they have more potential for capital growth, the Fund may invest in bonds issued or guaranteed either by countries that are members of the Organization for Economic Cooperation and Development (OECD) or by international agencies such as the World Bank or the European Investment Bank. These bonds will not be purchased unless, in the judgment of the investment manager, they are comparable in quality to bonds rated AA by Standard & Poor's Corporation (S&P).

The percentage of fund assets invested in particular countries or regions of the world will change according to their political stability and economic condition. Ordinarily, the Fund will invest in companies domiciled in at least three foreign countries.

PAGE 55
Normally, investments in U.S. issuers will constitute less than 20% of the Fund's portfolio. However, as a temporary measure, the Fund may invest any portion of its assets in securities of U.S. issuers that appear to have greater potential for superior growth than foreign securities. U.S. investments would include common stocks, convertible securities and corporate and government bonds.

The bonds must bear one of the four highest ratings given by Moody's Investors Service, Inc. (Moody's) or S&P or must be of comparable quality. The Fund also may invest in money market instruments and derivative instruments. No more than 5% of the Fund's total assets may be invested in options on individual securities.

Aggressive Growth Fund - Under normal market conditions, Aggressive Growth Fund invests primarily in common stocks of U.S. and foreign companies that are small- and medium-size growth companies. Many of these companies emphasize technological innovation or productivity improvements.

The Fund invests in warrants to purchase common stock, debt securities or in securities of large, well-established companies when the portfolio manager believes those investments offer the best opportunity for capital growth. The Fund also may invest in foreign securities, derivative instruments and money market instruments.

The various types of investments the portfolio managers use to achieve investment performance are described in more detail in the next section and in the SAI.

Facts about investments and their risks

Common stocks: Stock prices are subject to market fluctuations. Stocks of smaller or foreign companies or stocks of companies experiencing significant growth and operating in areas of financial and technological change may be subject to more abrupt or erratic price movements than stocks of larger, established companies or the stock market as a whole. Also, small companies often have limited product lines, smaller markets or fewer financial resources. Therefore, some of the securities in which a fund invests involve substantial risk and may be considered speculative.

Preferred stocks: If a company earns a profit, it generally must pay its preferred stockholders a dividend at a pre-established rate.

Convertible securities: These securities generally are preferred stocks or bonds that can be exchanged for other securities, usually common stock, at prestated prices. When the trading price of the common stock makes the exchange likely, the convertible securities trade more like common stock.

Debt securities: The price of an investment grade bond fluctuates as interest rates change or if its credit rating is upgraded or downgraded.

PAGE 56
Debt securities below investment grade: The price of these bonds may react more to the ability of a company to pay interest and principal when due than to changes in interest rates. They have greater price fluctuations, are more likely to experience a default and sometimes are referred to as "junk bonds." Reduced market liquidity for these bonds may occasionally make it more difficult to value them. In valuing bonds, a fund relies both on independent rating agencies and the investment manager's credit analysis.

Securities that are subsequently downgraded in quality may continue to be held and will be sold only when the fund's investment manager believes it is advantageous to do so.

   Bond ratings and holdings for fiscal year ended Aug. 31, 1996
                      For Special Income Fund
                                                                     Percent of
                                                                    net assets
                                                                    in unrated
                S&P Rating              Protection of               securities
Percent of      (or Moody's             principal and               assessed by
net assets      equivalent)             interest                    AEFC

34.04%          AAA                     Highest quality             0.04%
 4.82           AA                      High quality                0.06
11.55           A                       Upper medium grade          0.08
16.97           BBB                     Medium grade                0.20
14.58           BB                      Moderately speculative       -
 8.99           B                       Speculative                 0.12
 0.63           CCC                     Highly speculative          0.67
  -             CC                      Poor quality                 -
  -             C                       Lowest quality               -
  -             D                       In default                   -

 2.09           Unrated                 Unrated securities          0.92

   Bond ratings and holdings for fiscal year ended Aug. 31, 1996
                         For Managed Fund

                                                                    Percent of
                                                                    net assets
                                                                    in unrated
                S&P Rating              Protection of               securities
Percent of      (or Moody's             principal and               assessed by
net assets      equivalent)             interest                    AEFC

14.97%          AAA                     Highest quality             0.02%
 1.75           AA                      High quality                0.01
 3.30           A                       Upper medium grade           -
 4.33           BBB                     Medium grade                 -
 2.88           BB                      Moderately speculative       -
 2.21           B                       Speculative                 0.01
 0.12           CCC                     Highly speculative          0.20
  -             CC                      Poor quality                 -
  -             C                       Lowest quality               -
  -             D                       In default                   -

 1.46           Unrated                 Unrated securities          1.22

(See Appendix to the SAI for further information regarding ratings.)

Debt securities sold at a deep discount: Some bonds are sold at deep discounts because they do not pay interest until maturity.
They include zero coupon bonds and PIK (pay-in-kind) bonds. To comply with tax laws, a fund has to recognize a computed amount of PAGE 57 interest income and pay dividends to shareholders even though no cash has been received. In some instances, a fund may have to sell securities to have sufficient cash to pay the dividends.

Mortgage-backed securities: All Funds except Moneyshare may invest in U.S. government securities representing part ownership of pools of mortgage loans. A pool, or group, of mortgage loans issued by such lenders as mortgage bankers, commercial banks and savings and loan associations, is assembled and mortgage pass-through certificates are offered to investors through securities dealers.

In pass-through certificates, both principal and interest payments, including prepayments, are passed through to the holder of the certificate. Prepayments on underlying mortgages result in a loss of anticipated interest, and the actual yield (or total return) to the Fund, which is influenced by both stated interest rates and market conditions, may be different than the quoted yield on the certificates.

Foreign investments: Securities of foreign companies and governments may be traded in the United States, but often they are traded only on foreign markets. Frequently, there is less information about foreign companies and less government supervision of foreign markets. Foreign investments are subject to political and economic risks of the countries in which the investments are made including the possibility of seizure or nationalization of companies, imposition of withholding taxes on income, establishment of exchange controls or adoption of other restrictions that might affect an investment adversely. If an investment is made in a foreign market, the local currency may be purchased using a forward contract in which the price of the foreign currency in U.S. dollars is established on the date the trade is made, but delivery of the currency is not made until the securities are received. As long as the fund holds foreign currencies or securities valued in foreign currencies, the price of a fund share will be affected by changes in the value of the currencies relative to the U.S. dollar.
Because of the limited trading volume in some foreign markets, efforts to buy or sell a security may change the price of the security and it may be difficult to complete the transaction. Each Fund, except International Equity Fund may invest up to 25% of its total assets at the time of purchase in securities of foreign issuers.

Derivative instruments: For all Funds except Moneyshare, the portfolio managers may use derivative instruments in addition to securities to achieve investment performance. Derivative instruments include futures, options and forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment and a daily change in price based on or derived from a security, a currency, a group of securities or currencies or an index. A number of strategies or combination of instruments can be used to achieve the desired investment performance characteristics. A small change in

PAGE 58
the value of the underlying security, currency or index will cause a sizable gain or loss in the price of the derivative instrument. Derivative instruments allow a portfolio manager to change the investment performance characteristics very quickly and at lower costs. Risks include losses of premiums, rapid changes in prices, defaults by other parties and inability to close such instruments. A fund will use derivative instruments only to achieve the same investment performance characteristics it could achieve by directly holding those securities and currencies permitted under the investment policies. The Fund's custodian will maintain, in a segregated account, cash or liquid high-grade debt securities that are marked to market daily and are at least equal in value to the Fund's obligations to the extent such obligations are not covered. No more than 5% of each Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions. For further information, see the options and futures appendixes in the SAI.

Securities and derivative instruments that are illiquid: Illiquid means the security or derivative instrument cannot be sold quickly in the normal course of business. Some investments cannot be resold to the U.S. public because of their terms or government regulations. All securities and derivative instruments, however, can be sold in private sales, and many may be sold to other institutions and qualified buyers or on foreign markets. Each portfolio manager will follow guidelines established by the board of directors and consider relevant factors such as the nature of the security and the number of likely buyers when determining whether a security is illiquid. No more than 10% of each Fund's net assets (zero for Moneyshare) will be held in securities and derivative instruments that are illiquid.

Money market instruments: For all Funds except Moneyshare, short-term debt securities rated in the top two grades are used to meet daily cash needs and at various times to hold assets until better investment opportunities arise. Generally, less than 25% of each of Capital Resource, International Equity, Aggressive Growth, Special Income and Managed Fund's total assets are in these money market instruments. However, for temporary defensive purposes these investments could exceed that amount for a limited period of time.

The investment policies described above may be changed by the board of directors.

Lending portfolio securities: Each Fund may lend its securities to earn income so long as borrowers provide collateral equal to the market value of the loans. The risks are that borrowers will not provide collateral when required or return securities when due.

Unless a majority of the outstanding voting securities approve otherwise, loans may not exceed 30% of a Fund's net assets.

PAGE 59
Alternative investment options

In the future, the board of the Funds may determine for operating efficiencies to use a master/feeder structure. Under that structure, the Fund's investment portfolio would be managed by another investment company with the same goal as the Fund, rather than investing directly in a portfolio of securities.

Valuing assets

Moneyshare Fund's securities are valued at amortized cost. In valuing assets of Capital Resource, International Equity,
Aggressive Growth, Special Income and Managed Funds:

o Securities and assets with available market values are valued on that basis.

o Securities maturing in 60 days or less are valued at amortized cost.

o Securities and assets without readily available market values are valued according to methods selected in good faith by the board of directors.

o Assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at a rate of exchange set as near to the close of the day as practicable.

How to invest, transfer or redeem shares

How to invest

You may invest in the Funds only by buying a variable annuity contract. For further information concerning maximum and minimum payments and submitting and acceptance of your application, see your annuity prospectus.

How to transfer among variable accounts

You can transfer all or part of your value in a variable account to one or more of the other variable accounts with different investment objectives. Please refer to your variable annuity prospectus for more information about transfers.

Redeeming shares

The Funds will buy (redeem) any shares presented by the variable accounts. Surrender or withdrawal details are described in your variable annuity prospectus.

Payment generally will be mailed within seven days of the redemption request. The amount may be more or less than the amount invested. Shares will be redeemed at net asset value at the close of business on the day the request is accepted at the Minneapolis office. If the request arrives after the close of business, the price per share will be the net asset value at the close of business on the next business day.

PAGE 60
Distributions and taxes

The Funds distribute to shareholders (the variable accounts) net investment income and net capital gains. They do so to qualify as regulated investment companies and to avoid paying corporate income and excise taxes.

Dividend and capital gain distributions

Capital Resource, International Equity, Aggressive Growth and Managed Funds distribute their net investment income (dividends and interest earned on securities held by the Fund, less operating expenses) to shareholders (the variable accounts) at the end of each calendar quarter. For Special Income and Moneyshare Funds, net investment income is distributed monthly. Net realized capital gains, if any, from selling securities are distributed at the end of the calendar year. Before they are distributed, both net investment income and net capital gains are included in the value of each share. After they are distributed, the value of each share drops by the per-share amount of the distribution. (Since the distributions are reinvested, the total value of the holdings will not change.) The reinvestment price is the net asset value at close of business on the day the distribution is paid.

Taxes

The Internal Revenue Service has issued final regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code. Each Fund intends to comply with these requirements.

Federal income taxation of variable accounts, life insurance companies and annuities is discussed in your annuity prospectus.

Income received by International Equity Fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the United States may reduce or eliminate those taxes.

How the Funds are organized

IDS Life Investment Series, Inc., formerly known as IDS Life Capital Resource Fund, Inc., is a series mutual fund. It has three series of stock representing three separate, diversified funds - Capital Resource, International Equity and Aggressive Growth Funds. IDS Life Investment Series, Inc. was incorporated in Nevada on April 27, 1981, but changed its state of incorporation to Minnesota on June 13, 1986. IDS Life Special Income Fund, Inc. and IDS Life Moneyshare Fund, Inc. were originally incorporated in Nevada on April 27, 1981, but changed their state of incorporation to Minnesota on June 13, 1986. IDS Life Managed Fund, Inc. was incorporated in Minnesota on March 5, 1985.

Each Fund is an open-end investment company or series of an open-end investment company registered under the Investment Company Act of 1940, as amended. The headquarters of the Funds is IDS Tower 10, Minneapolis, MN 55440-0010. The Funds are part of the IDS MUTUAL FUND GROUP, a family of funds that began in 1940. PAGE 61
Shares

A fund is owned by the variable accounts, its shareholders. All shares issued by each Fund are of the same class -- capital stock. Par value is 1 cent per share ($.001 for Managed Fund). Both full and fractional shares can be issued.

Voting rights

For a discussion of the rights of annuity contract owners concerning the voting of shares held by the variable accounts, please see your annuity prospectus. All shares have equal voting rights. In any matter requiring the vote of shareholders (the fund's management and fundamental policies), IDS Life and its affiliates will ask for instructions from the person with voting rights. The number of votes you have is in proportion to the amount you have allocated to each variable account. Your instructions will be weighted in the same proportion and IDS Life and its affiliates will vote them that way. We will vote those shares for which we do not receive instructions, and those shares for which we have voting rights, in the same proportion as the shares for which we have received instructions.

Shareholder meetings

The Funds do not hold annual shareholder meetings. However, the directors may call meetings at their discretion, or on demand by holders of 10% or more of the outstanding shares, to elect or remove directors. Meetings of the shareholders also may be called on demand by the holders of 3% or more of the outstanding shares of each Fund if no meeting has been held during the preceding 15 months.

Portfolio managers

Capital Resource Fund

Curt Weaver joined AEFC in 1979 and serves as senior portfolio manager. He has managed this Fund since 1987. He also serves as a member of the Growth Income team.

Special Income Fund

Steve Merrell joined AEFC in 1988 as a quantitative investment analyst. He became portfolio manager of this Fund in January 1995. From 1990 to 1991, Steve worked for JP Morgan Futures, Inc. marketing futures-based investment strategies. He rejoined AEFC in 1991 as a portfolio manager. He has served as debt securities specialist for the assets of Total Return Portfolio and its predecessor fund since December 1995.

Managed Fund

Alfred A. Henderson joined AEFC in 1996 and serves as senior portfolio manager. From 1995-1996 he was a portfolio manager at Montgomery Asset Management. From 1992-1995 he was a senior

PAGE 62
portfolio manager at Husic Capital Management. Prior to that he was vice president and portfolio manager at Alliance Capital
Management Corporation.

Deb Pederson joined AEFC in 1986 and serves as portfolio manager. She has managed the fixed income portfolio of this Fund since January 1994. She also manages the fixed income portfolio of IDS Life Series Fund, Inc. - Managed Portfolio and the low grade invested assets of IDS Life, IDS Life Insurance Company of New York and American Enterprise Life Insurance Company.

Moneyshare Fund

Terry Fettig joined AEFC in 1986. He serves as portfolio manager for this Fund, IDS Cash Management Fund and IDS Tax-Free Money
Fund. From 1986 to 1992 he was a fixed income securities analyst. From 1992 to 1993 he was an associate portfolio manager.

International Equity Fund

Peter Lamaison joined AEFC in 1981 and serves as president and chief executive officer of IDS International, Inc. and senior portfolio manager. He has managed this Fund since 1992. He also serves as portfolio manager of IDS International Fund.

Wes Wadman joined AEFC in 1964 and serves as executive vice president of IDS International, Inc. and as executive vice president of IDS Advisory Group Inc. He has served as portfolio manager of this Fund since its inception.

Paul Hopkins joined AEFC in 1992 and serves as chief investment officer and executive vice president of IDS International, Inc. He was appointed to the portfolio management team of this Fund in January 1994. He also serves as portfolio manager of IDS International Fund. Prior to joining AEFC, he was director of international equities for Bankers Trust.

Aggressive Growth Fund

Marty Hurwitz joined AEFC in 1987 and serves as portfolio manager. He was appointed to manage this Fund in January 1995. He has managed IDS Life Series Fund, Inc. - Equity Portfolio since July
1993 and also manages accounts for IDS Advisory Portfolio
Management Group.

Directors and officers

Shareholders elect a board of directors who oversee the operations of the Funds and choose its officers. Its officers are responsible for day-to-day business decisions based on policies set by the board. The board has named an executive committee that has authority to act on its behalf between meetings. The directors also serve on the boards of all of the other funds in the IDS MUTUAL FUND GROUP. On Aug. 31, 1996, the Fund's directors and officers did not own any shares of the Funds.

PAGE 63
Directors and officers of the Funds

President and interested director

William R. Pearce
President of all funds in the IDS MUTUAL FUND GROUP.

Independent directors

Lynne V. Cheney
Distinguished fellow, American Enterprise Institute for Public
Policy Research.

Robert F. Froehlke
Former president of all funds in the IDS MUTUAL FUND GROUP.

Heinz F. Hutter
Former president and chief operating officer, Cargill, Inc.

Anne P. Jones
Attorney and telecommunications consultant.

Melvin R. Laird
Senior counsellor for national and international affairs, The
Reader's Digest Association, Inc.

Edson W. Spencer
Former chairman and chief executive officer, Honeywell, Inc.

Wheelock Whitney
Chairman, Whitney Management Company.

C. Angus Wurtele
Chairman of the board, The Valspar Corporation.

Interested directors who are officers and/or employees of AEFC

David R. Hubers
President and chief executive officer, AEFC.

James A. Mitchell
Executive vice president, AEFC.

John R. Thomas
Senior vice president, AEFC.

Officers who also are officers and/or employees of AEFC

Peter J. Anderson
Vice president of all funds in the IDS MUTUAL FUND GROUP.

Melinda S. Urion
Treasurer of all funds in the IDS MUTUAL FUND GROUP.

PAGE 64
Other officer

Leslie L. Ogg
Vice president, general counsel and secretary of all funds in the IDS MUTUAL FUND GROUP.

Refer to the SAI for the directors' and officers' biographies.

Investment manager

Each Fund pays IDS Life for managing its portfolio and serving as transfer agent.

Under its Investment Management Services Agreement, IDS Life determines which securities will be purchased, held or sold (subject to the direction and control of the Fund's board of directors). Under the current agreement, the Funds pay IDS Life a fee for these services based on the average daily net assets of each Fund, as follows:

Capital Resource Fund

  Assets                 Annual rate at
(billions)              each asset level
First $1                     0.630%
Next  $1                     0.615
Next  $1                     0.600
Next  $3                     0.585
Over  $6                     0.570

Special Income Fund

  Assets                 Annual rate at
(billions)              each asset level
First $1                     0.610%
Next  $1                     0.595
Next  $1                     0.580
Next  $3                     0.565
Next  $3                     0.550
Over  $9                     0.535

Managed Fund

  Assets                 Annual rate at
(billions)              each asset level
First $0.5                   0.630%
Next  $0.5                   0.615
Next  $1                     0.600
Next  $1                     0.585
Next  $3                     0.570
Over  $6                     0.550

PAGE 65
Moneyshare Fund

  Assets                 Annual rate at
(billions)              each asset level
First $1                     0.510%
Next  $0.5                   0.493
Next  $0.5                   0.475
Next  $0.5                   0.458
Over  $2.5                   0.440

International Equity Fund

  Assets                 Annual rate at
(billions)              each asset level
First $0.25                  0.870%
Next  $0.25                  0.855
Next  $0.25                  0.840
Next  $0.25                  0.825
Next  $1                     0.810
Over  $2                     0.795

Aggressive Growth Fund

  Assets                 Annual rate at
(billions)              each asset level
First $0.25                  0.650%
Next  $0.25                  0.635
Next  $0.25                  0.620
Next  $0.25                  0.605
Next  $1                     0.590
Over  $2                     0.575

For the fiscal year ended Aug. 31, 1996, Capital Resource Fund paid IDS Life a total investment management fee of 0.60% of its average daily net assets. Special Income Fund paid 0.60%, Managed Fund paid 0.60%, Moneyshare Fund paid 0.51%, International Equity Fund paid 0.83% and Aggressive Growth Fund paid 0.61%. Under this Agreement, each Fund also pays taxes, brokerage commissions and nonadvisory expenses. Total fees and expenses for fiscal year 1996 were 0.68% for Capital Resource Fund, 0.68% for Special Income Fund, 0.65% for Managed Fund, 0.56% for Moneyshare Fund, 0.96% for International Equity Fund and 0.69% for Aggressive Growth Fund.

Administrative Services Agreement

Under an Administrative Services Agreement, each Fund pays AEFC for administration and accounting services as follows:

Capital Resource Fund

  Assets                 Annual rate at
(billions)              each asset level
First $1                     0.050%
Next  $1                     0.045
Next  $1                     0.040
Next  $3                     0.035
Over  $6                     0.030
PAGE 66
Special Income Fund

  Assets                 Annual rate at
(billions)              each asset level
First $1                     0.050%
Next  $1                     0.045
Next  $1                     0.040
Next  $3                     0.035
Next  $3                     0.030
Over  $9                     0.025

Managed Fund

  Assets                 Annual rate at
(billions)              each asset level
First $0.5                   0.040%
Next  $0.5                   0.035
Next  $1                     0.030
Next  $1                     0.025
Next  $3                     0.020
Over  $6                     0.020

Moneyshare Fund

  Assets                 Annual rate at
(billions)              each asset level
First $1                     0.030%
Next  $0.5                   0.027
Next  $0.5                   0.025
Next  $0.5                   0.022
Over  $2.5                   0.020

International Equity Fund

  Assets                 Annual rate at
(billions)              each asset level
First $0.25                  0.060%
Next  $0.25                  0.055
Next  $0.25                  0.050
Next  $0.25                  0.045
Next  $1                     0.040
Over  $2                     0.035

Aggressive Growth Fund

  Assets                 Annual rate at
(billions)              each asset level
First $0.25                  0.060%
Next  $0.25                  0.055
Next  $0.25                  0.050
Next  $0.25                  0.045
Next  $1                     0.040
Over  $2                     0.035

PAGE 67
Investment advisory agreements

IDS Life and AEFC have an Investment Advisory Agreement under which AEFC executes purchases and sales and negotiates brokerage as directed by IDS Life. For its services, IDS Life pays AEFC a fee based on a percentage of each Fund's average daily net assets for the year. This fee is equal to 0.35% for International Equity Fund and 0.25% for each remaining fund.

AEFC has a Sub-investment Advisory Agreement with IDS
International, Inc. (International), a wholly owned subsidiary of AEFC.

International's principal place of business is located at IDS Tower 10, Minneapolis, MN 55440-0010, while it also conducts investment advisory business in London, England. International has had assets under management since 1981. International determines the securities that will be purchased, held or sold and executes purchases and sales for International Equity Fund as directed by AEFC. For its services, AEFC pays International a fee equal on an annual basis to 0.50% of International Equity Fund's average daily net assets.

About American Express Financial Corporation

General information

The AEFC family of companies offers not only mutual funds but also insurance, annuities, investment certificates and a broad range of financial management services.

Besides managing investments for all publicly offered funds in the IDS MUTUAL FUND GROUP, AEFC also manages investments for itself and its subsidiaries, IDS Certificate Company and IDS Life. Total assets under management on Aug. 31, 1996 were more than $138 billion.

IDS Life is a stock life insurance company organized in 1957 under the laws of the State of Minnesota and located at IDS Tower 10, Minneapolis, MN 55440-0010. IDS Life conducts a conventional life insurance business in the District of Columbia and all states except New York.

Other AEFC subsidiaries provide investment management and related services for pension, profit sharing, employee savings and endowment funds of businesses and institutions.

AEFC is located at IDS Tower 10, Minneapolis, MN 55440-0010. It is a wholly owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285. The Funds may pay brokerage commissions to broker-dealer affiliates of American Express and AEFC.

PAGE 68
Retirement Annuity Mutual Funds
IDS Tower 10
Minneapolis, MN
55440-0010

Managed by IDS Life Insurance Company

               STATEMENT OF ADDITIONAL INFORMATION

                              FOR

              IDS Life Investment Series, Inc.
                  IDS Life Capital Resource Fund
                  IDS Life International Equity Fund
                  IDS Life Aggressive Growth Fund
                  IDS Life Growth Dimensions Fund
              IDS Life Special Income Fund, Inc.
                  IDS Life Special Income Fund
                  IDS Life Global Yield Fund
                  IDS Life Income Advantage Fund
              IDS Life Moneyshare Fund, Inc.
              IDS Life Managed Fund, Inc.

                       Oct. 30, 1996


This Statement of Additional Information (SAI), is not a prospectus. It should be read together with the Funds' prospectus and the financial statements contained in the Funds' Annual Report which, if not included with your prospectus, may be obtained without charge.

This SAI is dated Oct. 30, 1996, and it is to be used with the Funds' prospectus dated Oct. 30, 1996. It is also to be used with the Funds' Annual Report for the fiscal year ended Aug. 31, 1996.



IDS Life Insurance Company
IDS Tower 10
Minneapolis, MN  55440-0010
(612) 671-3733

PAGE 70
                         TABLE OF CONTENTS

Goals and Investment Policies........................See Prospectus

Additional Investment Policies................................p. 4

Portfolio Transactions........................................p. 31

Brokerage Commissions Paid to Brokers
Affiliated with IDS Life......................................p. 35

Performance Information.......................................p. 39

Valuing Each Fund's Shares....................................p. 42

Investing in the Funds........................................p. 45

Redeeming Shares..............................................p. 45

Capital Loss Carryover........................................p. 46

Taxes.........................................................p. 46

Agreements with IDS Life and American Express Financial
Corporation...................................................p. 47

Directors and Officers........................................p. 54

Custodian.....................................................p. 60

Independent Auditors..........................................p. 60

Financial Statements....................See Annual Report and p. 60

Prospectus....................................................p. 60

Appendix A:  Description of Corporate Bond Ratings and
             Additional Information on Investment Policies
             for Investments of Capital Resource, Special
             Income, Global Yield and Income Advantage
             Funds............................................p. 61

Appendix B:  Foreign Currency Transactions for Investments
             of all funds except Moneyshare...................p. 63

Appendix C:  Description of Money Market Securities...........p. 68

Appendix D:  Options and Stock Index Futures Contracts for
             Investments of Capital Resource, International
             Equity, Aggressive Growth, Managed, Growth
             Dimensions and Global Yield Funds................p. 70

Appendix E:  Options and Interest Rate Futures Contracts
             for Investments of Special Income, Managed,
             Global Yield and Income Advantage Funds..........p. 78

PAGE 71
Appendix F:  Mortgage-backed securities and Additional
             Information on Investment Policies for all
             Funds except Moneyshare..........................p. 84

Appendix G:  Dollar-Cost Averaging............................p. 87

PAGE 72
ADDITIONAL INVESTMENT POLICIES

In addition to the investment goals and policies presented in the prospectus, each Fund has the investment policies stated below.

Unless the holders of a majority of the outstanding shares (as defined in the section entitled "Voting rights" of the prospectus) of Capital Resource agree to a change, Capital Resource will not:

'Invest more than 5% of its total assets, at market value, in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities. Up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

'Purchase securities of an issuer if the directors and officers of the Fund, American Express Financial Corporation (AEFC) and IDS Life Insurance Company (IDS Life) hold more than a certain percentage of the issuer's outstanding securities. If the holdings of all officers and directors of the Fund, AEFC and IDS Life who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Fund will not purchase securities of that issuer.

'Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of the Fund's total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional portfolio securities at any time borrowing for temporary purposes exceeds 5%. The Fund has not borrowed in the past and has no present intention to borrow.

'Lend portfolio securities in excess of 30% of the Fund's net assets, at market value. The current policy of the Fund's board of directors is to make these loans, either long- or short-term, to broker-dealers. In making such loans, the fund gets the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board of directors. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. A loan will not be made unless the opportunity for additional income outweighs the risks. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities.

'Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

PAGE 73
'Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means no more than 25% of a Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

'Purchase more than 10% of the outstanding voting securities of an issuer.

'Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

'Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.

'Make cash loans if the total commitment amount exceeds 5% of the fund's total assets.

Unless changed by the board of directors, Capital Resource will not:

'Buy on margin or sell short, except it may enter into stock index futures contracts.

'Invest in a company to control or manage it.

'Invest in exploration or development programs, such as oil, gas or mineral leases.

'Invest more than 10% of its total assets in securities of investment companies.

'Invest more than 5% of its net assets in warrants. If required by law, no more than 2% of the Fund's net assets may be invested in warrants not listed on an exchange.

'Invest more than 10% of the Fund's net assets in securities and derivative instruments that are illiquid. For purposes of this policy, illiquid securities include some privately placed securities, public securities and Rule 144A securities that for one reason or another may no longer have a readily available market, repurchase agreements with maturities greater than seven days, non-negotiable fixed-time deposits and over-the-counter options.

In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities, the investment manager, under

PAGE 74
guidelines established by the board of directors, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the investment manager, under guidelines established by the board of directors, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. The Fund may purchase short-term U.S. and Canadian government securities. The Fund may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's and S&P or the equivalent. The Fund may invest in bank obligations including negotiable certificates of deposit (CDs), non-negotiable fixed-time deposits, bankers' acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. Any cash-equivalent investments in foreign securities will be subject to that Fund's limitations on foreign investments. The Fund may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial U.S. banks. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired.

The Fund may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). A Fund does not pay for the securities or receive dividends or interest on them until the contractual settlement date. The Fund's custodian will maintain, in a segregated account, cash or liquid high-grade debt securities that are marked to market daily and are at least equal in value to the Fund's commitments to purchase the securities. When-issued securities or forward commitments are subject to market fluctuations and they may affect the fund's total assets the same as owned securities.

Unless the holders of a majority of the outstanding shares (as defined in the section entitled "Voting rights" of the prospectus) of International Equity agree to a change, International Equity will not:

'Invest more than 5% of its total assets, at market value, in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in

PAGE 75
securities issued by the U.S. government, its agencies or instrumentalities. Up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

'Purchase securities of an issuer if the directors and officers of the Fund, AEFC and IDS Life hold more than a certain percentage of the issuer's outstanding securities. If the holdings of all officers and directors of the Fund, AEFC and IDS Life who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Fund will not purchase securities of that issuer.

'Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of the Fund's total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional portfolio securities at any time borrowing for temporary purposes exceeds 5%. The Fund has not borrowed in the past and has no present intention to borrow.

'Lend portfolio securities in excess of 30% of the Fund's net assets, at market value. The current policy of the Fund's board of directors is to make these loans, either long- or short-term, to broker-dealers. In making such loans, the Fund gets the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board of directors. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. A loan will not be made unless the opportunity for additional income outweighs the risks. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities.

'Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

'Concentrate in any one industry. According to the present interpretation by the SEC, this means no more than 25% of a Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

'Purchase more than 10% of the outstanding voting securities of an issuer.

'Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

PAGE 76
'Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

'Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.

'Make a loan of any part of its assets to AEFC, to its directors and officers or to its own directors and officers.

'Issue senior securities, except to the extent that borrowing from banks, lending its securities, or entering into repurchase agreements or options or futures contracts may be deemed to constitute issuing a senior security.

Unless changed by the board of directors, International Equity will not:

'Buy on margin or sell short, except it may enter into stock index futures contracts.

'Invest in a company to control or manage it.

'Invest in exploration or development programs, such as oil, gas or mineral leases.

'Invest more than 5% of its net assets in securities of domestic or foreign companies, including any predecessors, that have a record of less than three years continuous operations.

'Pledge or mortgage its assets beyond 15% of total assets. If the Fund were ever to do so, valuation of the pledged or mortgaged assets would be based on market values. For purposes of this restriction, collateral arrangements for margin deposits on futures contracts are not deemed to be a pledge of assets.

'Invest more than 5% of its net assets in warrants. If required by law, no more than 2% of the Fund's net assets may be invested in warrants not listed on an exchange.

'Invest in securities of investment companies except by purchase in the open market where the dealer's or sponsor's profit is the regular commission. If any such investment is ever made, not more than 10% of the Fund's net assets, at market, will be so invested.

To the extent the Fund were to make such investments, the shareholders may be subject to duplicate advisory, administrative and distribution fees.

'Invest more than 10% of the Fund's net assets in securities and derivative instruments that are illiquid. For purposes of this policy, illiquid securities include some privately placed securities, public securities and Rule 144A securities that for one

PAGE 77
reason or another may no longer have a readily available market, repurchase agreements with maturities greater than seven days, non-negotiable fixed-time deposits and over-the-counter options.

In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities, the investment manager, under guidelines established by the board of directors, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the investment manager, under guidelines established by the board of directors, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. On a day-to-day basis, the Fund also may maintain a portion of its assets in currencies of countries other than the United States, Canada and the United Kingdom. As a temporary investment, during periods of weak or declining market values for the securities the Fund invests in, any portion of its assets may be converted to cash (in foreign currencies or U.S. dollars) or to short-term debt securities. The Fund may purchase short-term U.S. and Canadian government securities. The Fund may invest in short-term obligations of the U.S. government (and its agencies and instrumentalities) and of the Canadian and United Kingdom governments. The Fund may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's and S&P or the equivalent. The Fund also may purchase high grade notes and obligations of U.S. banks (including their branches located outside of the United States and U.S. branches of foreign banks). The Fund may invest in bank obligations including negotiable certificates of deposit (CDs), non-negotiable fixed-time deposits, bankers' acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. Any cash-equivalent investments in foreign securities will be subject to that Fund's limitations on foreign investments. The Fund may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial U.S. banks. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired.

PAGE 78
The Fund may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). A Fund does not pay for the securities or receive dividends or interest on them until the contractual settlement date. The Fund's custodian will maintain, in a segregated account, cash or liquid high-grade debt securities that are marked to market daily and are at least equal in value to the Fund's commitments to purchase the securities. When-issued securities or forward commitments are subject to market fluctuations and they may affect the Fund's total assets the same as owned securities.

Unless the holders of a majority of the outstanding shares (as defined in the section entitled "Voting rights" of the prospectus) of Aggressive Growth agree to a change, Aggressive Growth will not:

'Invest more than 5% of its total assets, at market value, in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities. Up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

'Purchase securities of an issuer if the directors and officers of the Fund, AEFC and IDS Life hold more than a certain percentage of the issuer's outstanding securities. If the holdings of all officers and directors of the Fund, AEFC and IDS Life who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Fund will not purchase securities of that issuer.

'Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of the Fund's total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional portfolio securities at any time borrowing for temporary purposes exceeds 5%. The Fund has not borrowed in the past and has no present intention to borrow.

'Lend portfolio securities in excess of 30% of the Fund's net assets, at market value. The current policy of the Fund's board of directors is to make these loans, either long- or short-term, to broker-dealers. In making such loans, the Fund gets the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board of directors. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. A loan will not be made unless the opportunity for additional income outweighs the risks. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities.

PAGE 79
'Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

'Concentrate in any one industry. According to the present interpretation by the SEC, this means no more than 25% of a Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

'Purchase more than 10% of the outstanding voting securities of an issuer.

'Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

'Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

'Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.

'Make a loan of any part of its assets to AEFC, to its directors and officers or to its own directors and officers.

Unless changed by the board of directors, Aggressive Growth will not:

'Buy on margin or sell short, except it may enter into stock index futures contracts.

'Invest in a company to control or manage it.

'Invest in exploration or development programs, such as oil, gas or mineral leases.

'Invest more than 10% of its total assets in securities of investment companies.

'Invest more than 5% of its total assets in securities of domestic or foreign companies, including any predecessors, that have a record of less than three years continuous operations.

'Pledge or mortgage its assets beyond 15% of total assets. If the Fund were ever to do so, valuation of the pledged or mortgaged assets would be based on market values. For purposes of this restriction, collateral arrangements for margin deposits on futures contracts are not deemed to be a pledge of assets.

PAGE 80
'Invest more than 5% of its net assets in warrants. If required by law, no more than 2% of the Fund's net assets may be invested in warrants not listed on an exchange.

'Invest more than 10% of the Fund's net assets in securities and derivative instruments that are illiquid. For purposes of this policy, illiquid securities include some privately placed securities, public securities and Rule 144A securities that for one reason or another may no longer have a readily available market, repurchase agreements with maturities greater than seven days, non-negotiable fixed-time deposits and over-the-counter options.

In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities, the investment manager, under guidelines established by the board of directors, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the investment manager, under guidelines established by the board of directors, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. The Fund may purchase short-term U.S. and Canadian government securities. The Fund may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's and S&P or the equivalent. The Fund may invest in bank obligations including negotiable certificates of deposit (CDs), non-negotiable fixed-time deposits, bankers' acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. Any cash-equivalent investments in foreign securities will be subject to that Fund's limitations on foreign investments. The Fund may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial U.S. banks. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired.

The Fund may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). A Fund does not pay for the securities or receive dividends or interest on them until the contractual settlement date. The Fund's custodian will maintain, PAGE 81 in a segregated account, cash or liquid high-grade debt securities that are marked to market daily and are at least equal in value to the Fund's commitments to purchase the securities. When-issued securities or forward commitments are subject to market fluctuations and they may affect the Fund's total assets the same as owned securities.

Unless the holders of a majority of the outstanding shares (as defined in the section entitled "Voting rights" of the prospectus) of Special Income agree to a change, Special Income will not:

'Invest more than 5% of its total assets, at market value, in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities. Up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

'Purchase securities of an issuer if the directors and officers of the fund, AEFC and IDS Life hold more than a certain percentage of the issuer's outstanding securities. If the holdings of all officers and directors of the Fund, AEFC and IDS Life who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Fund will not purchase securities of that issuer.

'Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of the Fund's total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional portfolio securities at any time borrowing for temporary purposes exceeds 5%. The Fund has not borrowed in the past and has no present intention to borrow.

'Lend portfolio securities in excess of 30% of the Fund's net assets, at market value. The current policy of the Fund's board of directors is to make these loans, either long- or short-term, to broker-dealers. In making such loans, the Fund gets the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board of directors. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. A loan will not be made unless the opportunity for additional income outweighs the risks. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities.

'Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.
PAGE 82
'Concentrate in any one industry. According to the present interpretation by the SEC, this means no more than 25% of a Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

'Purchase more than 10% of the outstanding voting securities of an issuer.

'Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

'Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.

'Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

Unless changed by the board of directors, Special Income will not:

'Buy on margin or sell short, except it may enter into interest rate futures contracts.

'Invest in a company to control or manage it.

'Invest in exploration or development programs, such as oil, gas or mineral leases.

'Invest more than 10% of its total assets in securities of investment companies.

'Invest more than 5% of its net assets in warrants. If required by law, no more than 2% of the fund's net assets may be invested in warrants not listed on an exchange.

'Invest more than 10% of the Fund's net assets in securities and derivative instruments that are illiquid. For purposes of this policy, illiquid securities include some privately placed securities, public securities and Rule 144A securities that for one reason or another may no longer have a readily available market, loans and loan participations, repurchase agreements with maturities greater than seven days, non-negotiable fixed-time deposits and over-the-counter options.

In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities, the investment manager, under

PAGE 83
guidelines established by the board of directors, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the investment manager, under guidelines established by the board of directors, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.

Loans, loan participations and interests in securitized loan pools are interests in amounts owed by a corporate, governmental or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies or international agencies). Loans involve a risk of loss if the borrower defaults or becomes insolvent and may offer less legal protection to the fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lender or other financial intermediary.

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. The Fund may purchase short-term U.S. and Canadian government securities. The Fund may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's and S&P or the equivalent. The Fund may invest in bank obligations including negotiable certificates of deposit (CDs), non-negotiable fixed-time deposits, bankers' acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. Any cash-equivalent investments in foreign securities will be subject to that Fund's limitations on foreign investments. The Fund may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial U.S. banks. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired.

The Fund may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). A Fund does not pay for the securities or receive dividends or interest on them until the contractual settlement date. The Fund's custodian will maintain, in a segregated account, cash or liquid high-grade debt securities that are marked to market daily and are at least equal in value to the fund's commitments to purchase the securities. When-issued securities or forward commitments are subject to market fluctuations and they may affect the fund's total assets the same as owned securities.

PAGE 84
Unless the holders of a majority of the outstanding shares (as defined in the section entitled "Voting rights" of the prospectus) of Moneyshare agree to a change, Moneyshare will not:

'Invest more than 5% of its total assets, at market value, in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities.

'Buy on margin or sell short.

'Invest in a company to control or manage it.

'Purchase securities of an issuer if the directors and officers of the Fund, AEFC and IDS Life hold more than a certain percentage of the issuer's outstanding securities. If the holdings of all officers and directors of the Fund, AEFC and IDS Life who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Fund will not purchase securities of that issuer.

'Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of the fund's total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional portfolio securities at any time borrowing for temporary purposes exceeds 5%. The Fund has not borrowed in the past and has no present intention to borrow.

'Lend portfolio securities in excess of 30% of the Fund's net assets, at market value. The current policy of the Fund's board of directors is to make these loans, either long- or short-term, to broker-dealers. In making such loans, the Fund gets the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board of directors. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. A loan will not be made unless the opportunity for additional income outweighs the risks. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities.

'Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

'Invest in exploration or development programs, such as oil, gas or mineral leases.

PAGE 85
'Purchase common stocks, preferred stocks, warrants, other equity securities, corporate bonds or debentures, state bonds, municipal bonds, or industrial revenue bonds.

'Make cash loans. However, the Fund does make short-term investments which it may have an agreement with the seller to reacquire (See Appendix C).

'Invest in an investment company beyond 5% of its total assets taken at market and then only on the open market where the dealer's or sponsor's profit is limited to the regular commission. However, the Fund will not purchase or retain the securities of other open-end investment companies.

'Buy or sell real estate, commodities or commodity contracts.

'Intentionally invest more than 25% of the Fund's assets taken at market value in any particular industry, except with respect to investing in U.S. government or agency securities and bank obligations. Investments are varied according to what is judged advantageous under different economic conditions.

Unless changed by the board of directors, Moneyshare will not:

'Invest in securities that are not readily marketable (whether or not registration or the filing of a notification under the Securities Act of 1933, or the taking of similar action under other securities laws relating to the sale of securities is required).

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. The Fund may purchase short-term U.S. and Canadian government securities. The Fund may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's and S&P or the equivalent. The fund may invest in bank obligations including negotiable certificates of deposit (CDs), non-negotiable fixed-time deposits, bankers' acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. Any cash-equivalent investments in foreign securities will be subject to that Fund's limitations on foreign investments. The Fund may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial U.S. banks. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired. The security acquired by the Fund in a repurchase agreement can be any security the Fund can purchase directly and it may have a maturity of more than 13 months.

The Fund may invest in commercial paper rated in the highest rating category by at least two nationally recognized statistical rating organizations (or by one, if only one rating is assigned) and in

PAGE 86
unrated paper determined by the board of directors to be of comparable quality. The Fund also may invest up to 5% of its assets in commercial paper receiving the second highest rating or in unrated paper determined to be of comparable quality.

Unless the holders of a majority of the outstanding shares (as defined in the section entitled "Voting rights" of the prospectus) of Managed agree to a change, Managed will not:

'Invest more than 5% of its total assets, at market value, in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities. Up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

'Purchase securities of an issuer if the directors and officers of the Fund, AEFC and IDS Life hold more than a certain percentage of the issuer's outstanding securities. If the holdings of all officers and directors of the Fund, AEFC and IDS Life who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Fund will not purchase securities of that issuer.

'Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of the Fund's total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional portfolio securities at any time borrowing for temporary purposes exceeds 5%. The Fund has not borrowed in the past and has no present intention to borrow.

'Lend portfolio securities in excess of 30% of the Fund's net assets, at market value. The current policy of the Fund's board of directors is to make these loans, either long- or short-term, to broker-dealers. In making such loans, the Fund gets the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board of directors. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. A loan will not be made unless the opportunity for additional income outweighs the risks. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities.

'Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

PAGE 87
'Concentrate in any one industry. According to the present interpretation by the SEC, this means no more than 25% of a Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

'Purchase more than 10% of the outstanding voting securities of an issuer.

'Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

'Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.

'Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

'Make a loan of any part of its assets to AEFC, to its directors and officers or to its own directors and officers.

'Issue senior securities, except to the extent that borrowing from banks, lending its securities, or entering into repurchase agreements or options or futures contracts may be deemed to constitute issuing a senior security.

Unless changed by the board of directors, Managed will not:

'Buy on margin or sell short, except it may enter into stock index futures and interest rate futures contracts.

'Invest in a company to control or manage it.

'Invest more than 10% of its total assets in securities of investment companies.

'Invest more than 5% of its total assets in securities of domestic or foreign companies, including any predecessors, that have a record of less than three years continuous operations.

'Pledge or mortgage its assets beyond 15% of total assets. If the Fund were ever to do so, valuation of the pledged or mortgaged assets would be based on market values. For purposes of this restriction, collateral arrangements for margin deposits on futures contracts are not deemed to be a pledge of assets.

'Invest more than 5% of its net assets in warrants. If required by law, no more than 2% of the Fund's net assets may be invested in warrants not listed on an exchange.

PAGE 88
'Invest in a company if its investments would result in the total holdings of all the funds in the IDS MUTUAL FUND GROUP being in excess of 15% of that company's issued shares.

'Invest more than 10% of the Fund's net assets in securities and derivative instruments that are illiquid. For purposes of this policy, illiquid securities include some privately placed securities, public securities and Rule 144A securities that for one reason or another may no longer have a readily available market, loans and loan participations, repurchase agreements with maturities greater than seven days, non-negotiable fixed-time deposits and over-the-counter options.

In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities, the investment manager, under guidelines established by the board of directors, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the investment manager, under guidelines established by the board of directors, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.

Loans, loan participations and interests in securitized loan pools are interests in amounts owed by a corporate, governmental or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies or international agencies). Loans involve a risk of loss if the borrower defaults or becomes insolvent and may offer less legal protection to the fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lender or other financial intermediary.

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. The Fund may purchase short-term U.S. and Canadian government securities. The Fund may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's and S&P or the equivalent. The Fund may invest in bank obligations including negotiable certificates of deposit (CDs), non-negotiable fixed-time deposits, bankers' acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. Any cash-equivalent investments in foreign securities

PAGE 89
will be subject to that Fund's limitations on foreign investments. The Fund may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial U.S. banks. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired.

The Fund may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). A Fund does not pay for the securities or receive dividends or interest on them until the contractual settlement date. The Fund's custodian will maintain, in a segregated account, cash or liquid high-grade debt securities that are marked to market daily and are at least equal in value to the Fund's commitments to purchase the securities. When-issued securities or forward commitments are subject to market fluctuations and they may affect the Fund's total assets the same as owned securities.

Unless the holders of a majority of the outstanding shares (as defined in the section entitled "Voting rights" of the prospectus) of Growth Dimensions agree to a change, Growth Dimensions will not:

'Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

'Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund has no present intention to borrow.

'Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

'Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means no more than 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

'Purchase more than 10% of the outstanding voting securities of an issuer.

'Invest more than 5% of its total assets in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

PAGE 90
'Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

'Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

'Make a loan of any part of its assets to AEFC, to the directors and officers of AEFC or to its own directors and officers.

'Purchase securities of an issuer if the directors and officers of the Fund, AEFC and IDS Life hold more than a certain percentage of the issuer's outstanding securities. If the holdings of all directors and officers of the Fund, AEFC and IDS Life who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Fund will not purchase securities of that issuer.

'Lend portfolio securities in excess of 30% of its net assets. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making such loans, the Fund gets the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities. A loan will not be made unless the investment manager believes the opportunity for additional income outweighs the risks.

Unless changed by the board of directors, Growth Dimensions, will not:

'Buy on margin or sell short, but it may make margin payments in connection with transactions in stock index futures contracts.

'Pledge or mortgage its assets beyond 15% of total assets. If the Fund were ever to do so, valuation of the pledged or mortgaged assets would be based on market values. For the purpose of this restriction, collateral arrangements for margin deposits on futures contracts are not deemed to be a pledge of assets.

'Invest more than 5% of its total assets in securities of companies, including any predecessors, that have a record of less than three years continuous operations.

PAGE 91
'Invest more than 10% of its assets in securities of investment companies.

'Invest in a company to control or manage it.

'Invest in exploration or development programs, such as oil, gas or mineral leases.

'Invest more than 5% of its net assets in warrants. If required by law, no more than 2% of the Fund's net assets may be invested in warrants not listed on the New York or American Stock Exchange.

'Invest more than 10% of its net assets in securities and derivative instruments that are illiquid. For purposes of this policy illiquid securities include some privately placed securities, public securities and Rule 144A securities that for one reason or another may no longer have a readily available market, repurchase agreements with maturities greater than seven days, non-negotiable fixed-time deposits and over-the-counter options.

In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities, the investment manager, under guidelines established by the board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the investment manager, under guidelines established by the board, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.

The Fund may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). Under normal market conditions, the Fund does not intend to commit more than 5% of its total assets to these practices. The Fund does not pay for the securities or receive dividends or interest on them until the contractual settlement date. The Fund's custodian will maintain, in a segregated account, cash or liquid high-grade debt securities that are marked to market daily and are at least equal in value to the Fund's commitments to purchase the securities. When-issued securities or forward commitments are subject to market fluctuations and they may affect the Fund's total assets the same as owned securities.

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. The cash-equivalent investments the fund may use are short-term U.S. and Canadian government securities and PAGE 92 negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. Any cash-equivalent investments in foreign securities will be subject to the limitations on foreign investments described in the prospectus. The Fund also may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's Investors Service, Inc. (Moody's) or Standard & Poor's Corporation (S&P) or the equivalent and may use repurchase agreements with broker-dealers registered under the Securities
Exchange Act of 1934 and with commercial banks. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired.

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

Unless a holder of a majority of the outstanding shares (as defined in the section entitled "Voting rights" of the prospectus) of Global Yield agree to change, Global Yield will not:

'Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

'Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

'Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund has no present intention to borrow.

'Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means no more than 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

'Purchase more than 10% of the outstanding voting securities of an issuer.

'Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed

PAGE 93
by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

'Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

'Make a loan of any part of its assets to American Express
Financial Corporation (AEFC), to the directors and officers of AEFC or to its own directors and officers.

'Purchase securities of an issuer if the directors and officers of the Fund, AEFC and IDS Life hold more than a certain percentage of the issuer's outstanding securities. If the holdings of all directors and officers of the Fund, AEFC and IDS Life who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Fund will not purchase securities of that issuer.

'Lend portfolio securities in excess of 30% of its net assets. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making such loans, the Fund gets the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities. A loan will not be made unless the investment manager believes the opportunity for additional income outweighs the risks.

'Issue senior securities, except to the extent that borrowing from banks and using options, foreign currency forward contracts or future contracts (as discussed elsewhere in the Fund's prospectus and SAI) may be deemed to constitute issuing a senior security.

Unless changed by the board of directors, Global Yield, will not:

'Buy on margin or sell short, but it may make margin payments in connection with transactions in futures contracts.

'Pledge or mortgage its assets beyond 15% of total assets. If the Fund were ever to do so, valuation of the pledged or mortgaged assets would be based on market values. For purposes of this restriction, collateral arrangements for margin deposits on futures contracts are not deemed to be a pledge of assets.

PAGE 94
'Invest more than 5% of its total assets in securities of domestic or foreign companies, including any predecessors, that have a record of less than three years continuous operations.

'Invest more than 10% of its total assets in securities of investment companies.

'Invest in a company to control or manage it.

'Invest in exploration or development programs, such as oil, gas or mineral leases.

'Invest more than 5% of its net assets in warrants. If required by law, no more than 2% of the Fund's net assets may be invested in warrants not listed on the New York or American Stock Exchange.

'Invest more than 10% of its net assets in securities and derivative instruments that are illiquid. For purposes of this policy illiquid securities include some privately placed securities, public securities and Rule 144A securities that for one reason or another may no longer have a readily available market, loans and loan participations, repurchase agreements with maturities greater than seven days, non-negotiable fixed-time deposits and over-the-counter options.

In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities, the investment manager, under guidelines established by the board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the investment manager, under guidelines established by the board, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.

Loans, loan participations and interests in securitized loan pools are interests in amounts owed by a corporate, governmental or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the Fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lender or other financial intermediary.

PAGE 95
The Fund may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). Under normal market conditions, the Fund does not intend to commit more than 5% of its total assets to these practices. The Fund does not pay for the securities or receive dividends or interest on them until the contractual settlement date. The Fund's custodian will maintain, in a segregated account, cash or liquid high-grade debt securities that are marked to market daily and are at least equal in value to the Fund's commitments to purchase the securities. When-issued securities or forward commitments are subject to market fluctuations and they may affect the Fund's total assets the same as owned securities.

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. The cash-equivalent investments the Fund may use are short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. The Fund also may purchase short-term notes and obligations (rated in the top two classifications by Moody's Investors Service, Inc. (Moody's) or Standard & Poor's Corporation (S&P) or the equivalent) of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired. As a temporary investment, during periods of weak or declining market values for the securities in which the Fund invests, any portion of its assets may be converted to cash (in foreign currencies or U.S. dollars) or to the kinds of short-term debt securities discussed in this paragraph.

Unless the holders of a majority of the outstanding shares (as defined in the section entitled "Voting rights" of the prospectus) of Income Advantage agree to change, Income Advantage will not:

'Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

'Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund has no present intention to borrow.

'Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.
PAGE 96
'Purchase more than 10% of the outstanding voting securities of an issuer.

'Invest more than 5% of its total assets in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

'Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

'Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

'Lend portfolio securities in excess of 30% of its net assets. The current policy of the Fund's board of directors (the "board") is to make these loans, either long- or short-term, to broker-dealers.
In making such loans, the Fund gets the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities. A loan will not be made unless the investment manager believes the opportunity for additional income outweighs the risks.

'Issue senior securities, except this restriction shall not be deemed to prohibit the Fund from borrowing from banks, using options or futures contracts, lending its securities or entering into repurchase agreements.

'Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means no more than 25% of the Fund's total assets, based on current market value at the time of purchase, can be invested in any one industry.

Unless changed by the board of directors, Income Advantage, will not:

PAGE 97
'Pledge or mortgage its assets beyond 15% of total assets. If the Fund were ever to do so, valuation of the pledged or mortgaged assets would be based on market values. For purposes of this restriction, collateral arrangements for margin deposits on futures contracts are not deemed to be a pledge of assets.

'Invest more than 10% of its total assets in securities of investment companies.

'Invest in exploration or development programs, such as oil, gas or mineral leases.

'Invest more than 5% of its total assets in securities of companies, including any predecessors, that have a record of less than three years continuous operations.

'Invest in a company to control or manage it.

'Buy on margin or sell short, except they may enter into interest rate future contracts.

'Purchase securities of an issuer if the directors and officers of the Fund, AEFC and IDS Life hold more than a certain percentage of the issuer's outstanding securities. If the holdings of all directors and officers of the Fund, AEFC and IDS Life who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the fund will not purchase securities of that issuer.

'Invest more than 5% of its net assets in warrants. If required by law no more than 2% of the Fund's net assets may be invested in warrants not listed on the New York or American Stock Exchange.

'Invest more than 10% of its net assets in securities and derivative instruments that are illiquid. For purposes of this policy illiquid securities include some privately placed securities, public securities and Rule 144A securities that for one reason or another may no longer have a readily available market, loans and loan participation, repurchase agreements with maturities greater than seven days, non-negotiable fixed-time deposits and over-the-counter options.

'In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities. The investment manager, under guidelines established by the board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

'In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the investment manager, under

PAGE 98
guidelines established by the board of directors, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.

Loans, loan participation and interests in securitized loan pools are interests in amounts owed by a corporate, governmental or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the Fund in the event of fraud or misrepresentation. In addition, loan participation involve a risk of insolvency of the lender or other financial intermediary.

The Fund may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). Under normal market conditions, the Fund does not intend to commit more than 5% of its total assets to these practices. The Fund does not pay for the securities or receive dividends or interest on them until the contractual settlement date. The Fund's custodian will maintain, in a segregated account, cash or liquid high-grade debt securities that are marked to market daily and are at least equal in value to the Fund's commitments to purchase the securities. When-issued securities or forward commitments are subject to market fluctuations and they may affect the Fund's total assets the same as owned securities.

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. The cash-equivalent investments the Fund may use are short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. Any cash-equivalent investments in foreign securities will be subject to the limitations on foreign investments described in the prospectus. The Fund also may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's Investors Service, Inc. (Moody's) or Standard & Poor's Corporation (S&P) or the equivalent and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired.

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.
PAGE 99
For a discussion on corporate bond ratings and additional information on investment policies, see Appendix A. For a discussion on foreign currency transactions, see Appendix B. For a discussion on money market securities, see Appendix C. For a discussion on options and stock index futures contracts, see Appendix D. For a discussion on options and interest rate futures contracts, see Appendix E. For a discussion on dollar-cost averaging, see Appendix F.

PORTFOLIO TRANSACTIONS

Subject to policies set by the board of directors, AEFC, IDS International, Inc. (International) and IDS Life are authorized to determine, consistent with the Funds' investment goals and policies, which securities will be purchased, held or sold. In determining where buy and sell orders are to be placed, AEFC, International and IDS Life have been directed to use their best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board of directors. IDS Life intends to direct AEFC and International to execute trades and negotiate commissions on its behalf. These services are covered by the Investment Advisory Agreement between AEFC and IDS Life and the Sub-Investment Advisory Agreement between AEFC and International. When AEFC and International act on IDS Life's behalf for the Funds, they follow the rules described here for IDS Life.

AEFC has a strict Code of Ethics that prohibits its affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for any fund or trust for which it acts as investment manager. AEFC carefully monitors compliance with its Code of Ethics.

On occasion, it may be desirable for Capital Resource, International Equity, Aggressive Growth, Special Income, Managed, Growth Dimensions, Global Yield or Income Advantage funds to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge.
The boards of directors have adopted a policy authorizing IDS Life to do so to the extent authorized by law, if IDS Life determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or IDS Life's, AEFC's or International's overall responsibilities to the funds in the IDS MUTUAL FUND GROUP.

Research provided by brokers supplements AEFC's and International's own research activities. Research services include economic data on, and analysis of: the U.S. economy and specific industries within the economy; information about specific companies, including earning estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business and industry trend assessments; historical statistical information;

PAGE 100
market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which includes the research, portfolio management and trading functions and such other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, IDS Life must follow procedures authorized by the board of directors. To date, three procedures have been authorized. One procedure permits IDS Life to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits IDS Life, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in the security. The commission paid generally includes compensation for research services. The third procedure permits IDS Life, in order to obtain research and brokerage services, to cause each fund to pay a commission in excess of the amount another broker might have charged.

IDS Life has advised the Funds that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as: handling of large orders; willingness of a broker to risk its own money by taking a position in a security; and specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but IDS Life believes it may obtain better overall execution. IDS Life has assured the Funds that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions shall be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if, in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by IDS Life, AEFC and International in providing advice to all the funds in the IDS MUTUAL FUND GROUP and other accounts advised by IDS Life, AEFC and International, even though it is not possible to relate the benefits to any particular fund or account.

Normally, the securities of Special Income and Moneyshare Funds are traded on a principal rather than an agency basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys

PAGE 101
or sells for its own account, rather than acting on behalf of another client. AEFC does not pay the dealer commissions.
Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

Each investment decision made for each fund is made independently from any decision made for another fund in the IDS MUTUAL FUND
GROUP or other account advised by AEFC or any AEFC subsidiary.

When a fund buys or sells the same security as another fund or account, AEFC or International carries out the purchase or sale in a way the fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by a fund, the fund hopes to gain an overall advantage in execution. AEFC and International have assured the Funds they will continue to seek ways to reduce brokerage costs.

On a periodic basis, AEFC and International make a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency and research services.

The Funds have paid the following brokerage commissions:
  Fiscal year ended      Capital      International    Aggressive    Special                  Growth
  Aug. 31,               Resource        Equity          Growth      Income      Managed     Dimensions
  1994                    5,296,360     3,039,515       756,105       19,938    2,543,362           --

  1995                    7,692,690     2,466,949     2,171,645       34,918    3,072,774           --

  1996                   13,416,430     3,551,512     5,313,285       23,608    3,683,714      124,863

Transactions amounting to $357,819,000 and $101,211,000 with related commissions of $643,163 and $113,959 were directed to brokers by Capital Resource and Managed Funds, respectively, because of research services received for the fiscal year ended Aug. 31, 1996.

Capital Resource Fund's acquisition during the fiscal year ended
Aug. 31, 1996, of securities of its regular brokers or dealers or of the parents of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities is presented below:

                                     Value of Securities
                                      Owned at End of
Name of Issuer                           Fiscal Year
Dean Witter                             $ 3,797,766
First Chicago                            29,837,500
Goldman Sachs                            11,580,733
Morgan Stanley                            4,796,440

Aggressive Growth Fund's acquisition during the fiscal year ended
Aug. 31, 1996, of securities of its regular brokers or dealers or of the parents of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities is presented below:

PAGE 102
                                     Value of Securities
                                      Owned at End of
Name of Issuer                           Fiscal Year
Dean Witter                             $9,254,988
First Chigago                            7,669,392
Morgan Stanley                           9,949,935
Nations Bank                             6,498,772

Special Income Fund's acquisition during the fiscal year ended
Aug. 31, 1996, of securities of its regular brokers or dealers or of the parents of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities is presented below:

                                     Value of Securities
                                      Owned at End of
Name of Issuer                           Fiscal Year
Bank America                           $ 7,575,675
Dean Witter                              4,495,592
Goldman Sachs                           12,923,931
Salomon Brothers                         4,969,600

Moneyshare Fund's acquisition during the fiscal year ended
Aug. 31, 1996, of securities of its regular brokers or dealers or of the parents of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities is presented below:

                                     Value of Securities
                                      Owned at End of
Name of Issuer                           Fiscal Year
Goldman Sachs                            $3,994,550
Merrill Lynch                             6,460,913

Managed Fund's acquisition during the fiscal year ended Aug. 31, 1996, of securities of its regular brokers or dealers or of the parents of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities is presented below:

                                     Value of Securities
                                      Owned at End of
Name of Issuer                           Fiscal Year
Dean Witter                             $32,572,295
Merrill Lynch                             4,880,552
Morgan Stanley                           54,995,728
Salomon Brothers                         23,875,940

Growth Dimensions Fund's acquisition during the fiscal year ended Aug. 31, 1996 of securities of its regular brokers or dealers or of the parents of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities is presented below:

PAGE 103
                                     Value of Securities
                                      Owned at End of
Name of Issuer                           Fiscal Year
Morgan Stanley                           $1,040,950

International Equity Fund's acquisition during the fiscal year ended Aug. 31, 1996 of securities of its regular brokers or dealers or of the parents of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities is presented below:

                                     Value of Securities
                                      Owned at End of
Name of Issuer                           Fiscal Year
Dean Witter                             $ 7,961,280
Goldman Sachs                             9,331,434
Merrill Lynch                            12,588,765

Global Yield Fund and Income Advantage Fund did not acquire securities of its regular brokers or dealers or of the parents of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities during the fiscal year ended Aug. 31, 1996.

The portfolio turnover rate for Capital Resource Fund was 88% in fiscal year ended Aug. 31, 1995 and 131% in fiscal year ended Aug. 31, 1996. The portfolio turnover rate for Managed Fund was 72% in fiscal year ended Aug. 31, 1995 and 85% in fiscal year ended Aug. 31, 1996.

The portfolio turnover rate for International Equity Fund was 38% in fiscal year ended Aug. 31, 1995 and 58% in fiscal year ended Aug. 31, 1996. The portfolio turnover rate for Aggressive Growth Fund was 116% in fiscal year ended Aug. 31, 1995 and 189% in fiscal year ended Aug. 31, 1996.

The portfolio turnover rate for Special Income Fund was 56% in fiscal year ended Aug. 31, 1995 and 56% in fiscal year ended Aug.
31, 1996. The portfolio turnover rate for Growth Dimensions Fund was 40% in fiscal year ended Aug. 31, 1996.

The portfolio turnover rate for Global Yield fund was 4% in fiscal year ended Aug. 31, 1996. The portfolio turnover rate for Income
Advantage Fund was 22% in fiscal year ended Aug. 31, 1996.

BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH IDS LIFE

Affiliates of American Express Company (American Express) (of which IDS Life is a wholly owned indirect subsidiary) may engage in brokerage and other securities transactions on behalf of Capital Resource, International Equity, Aggressive Growth, Special Income, Managed, Growth Dimensions, Global Yield and Income Advantage funds

PAGE 104
in accordance with procedures adopted by the Funds' boards of directors and to the extent consistent with applicable provisions of the federal securities laws. IDS Life will use an American Express affiliate only if (i) IDS Life determines that a fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

AEFC may direct brokerage to compensate an affiliate. AEFC will receive research on South Africa from New Africa Advisors, a wholly-owned subsidiary of Sloan Financial Group. AEFC owns 100% of IDS Capital Holdings Inc. which in turn owns 40% of Sloan Financial Group. New Africa Advisors will send research to AEFC and in turn American Express Financial Corporation will direct trades to a particular broker. The broker will have an agreement to pay New Africa Advisors. All transactions will be on a best execution basis. Compensation received will be reasonable for the services rendered.

No brokerage commissions were paid by Moneyshare Fund to brokers affiliated with IDS Life for the fiscal year ended Aug. 31, 1996.

Information about brokerage commissions paid by Capital Resource
Fund for the last three fiscal years to brokers affiliated with IDS Life is contained in the following table:

                  For the Fiscal Year Ended Aug. 31,
                                                      1996                            1995            1994
                                Aggregate                   Percent of             Aggregate       Aggregate
                                Dollar                      Aggregate Dollar       Dollar          Dollar
                                Amount of     Percent of    Amount of              Amount of       Amount of
                  Nature        Commissions   Aggregate     Transactions           Commissions     Commissions
                  of            Paid to       Brokerage     Involving Payment      Paid to         Paid to
  Broker          Affiliation   Broker        Commissions   of Commissions         Broker          Broker
  Lehman             (1)         None            --%              --%              None            $ 71,398
  Brothers,
  Inc.

  The Robinson       (2)         None            --               --               None               6,300
  Humphrey
  Company, Inc.

  American           (3)       $841,159          6.27             10.58            $829,258         412,316
  Enterprise
  Investment
  Services, Inc.

(1) Under common control with AEFC as a subsidiary of American
Express until May 31, 1994.
(2) Under common control with AEFC as an indirect subsidiary of American Express until July 30, 1993.
(3) Wholly owned subsidiary of AEFC.

Information about brokerage commissions paid by International
Equity Fund during the last three fiscal periods to brokers affiliated with IDS Life is contained in the following table:
PAGE 105

                                FFor the Fiscal Period Ended Aug. 31,

                                                      1996                            1995            1994
                                Aggregate                   Percent of             Aggregate       Aggregate
                                Dollar                      Aggregate Dollar       Dollar          Dollar
                                Amount of     Percent of    Amount of              Amount of       Amount of
                  Nature        Commissions   Aggregate     Transactions           Commissions     Commissions
                  of            Paid to       Brokerage     Involving Payment      Paid to         Paid to
  Broker          Affiliation   Broker        Commissions   of Commissions         Broker          Broker
  American           (1)        None             --%             --%               None            $4,732
  Enterprise
  Investment
  Services, Inc.

(1) Wholly owned subsidiary of AEFC.

Information about brokerage commissions paid by Aggressive Growth
Fund for the last three fiscal periods to brokers affiliated with IDS Life is contained in the following table:

                 For the Fiscal Period Ended Aug. 31,

                                                      1996                            1995            1994
                                Aggregate                   Percent of             Aggregate       Aggregate
                                Dollar                      Aggregate Dollar       Dollar          Dollar
                                Amount of     Percent of    Amount of              Amount of       Amount of
                  Nature        Commissions   Aggregate     Transactions           Commissions     Commissions
                  of            Paid to       Brokerage     Involving Payment      Paid to         Paid to
  Broker          Affiliation   Broker        Commissions   of Commissions         Broker          Broker
  Lehman             (1)         None            --%             --%               None            $15,342
  Brothers,
  Inc.

  The Robinson       (2)         None            --%             --%               None              3,150
  Humphrey
  Company, Inc.

  American           (3)         $245,269        4.62            8.01              $222,443         41,833
  Enterprise
  Investment
  Services, Inc.

(1) Under common control with AEFC as a subsidiary of American
Express until May 31, 1994.
(2) Under common control with AEFC as an indirect subsidiary of American Express until July 30, 1993.
(3) Wholly owned subsidiary of AEFC.

Information about brokerage commissions paid by Special Income Fund during the last three fiscal years to brokers affiliated with IDS
Life is contained in the following table:

                  For the Fiscal Year Ended Aug. 31,

                                                      1996                            1995            1994
                                Aggregate                   Percent of             Aggregate       Aggregate
                                Dollar                      Aggregate Dollar       Dollar          Dollar
                                Amount of     Percent of    Amount of              Amount of       Amount of
                  Nature        Commissions   Aggregate     Transactions           Commissions     Commissions
                  of            Paid to       Brokerage     Involving Payment      Paid to         Paid to
  Broker          Affiliation   Broker        Commissions   of Commissions         Broker          Broker
  American           (1)         None            --%             --%               None            $666
  Enterprise
  Investment
  Services, Inc.

(1) Wholly owned subsidiary of AEFC.

PAGE 106
Information about brokerage commissions paid by Managed Fund during the last three fiscal years to brokers affiliated with IDS Life is contained in the following table:

                  For the Fiscal Year Ended Aug. 31,

                                                      1996                            1995            1994
                                Aggregate                   Percent of             Aggregate       Aggregate
                                Dollar                      Aggregate Dollar       Dollar          Dollar
                                Amount of     Percent of    Amount of              Amount of       Amount of
                  Nature        Commissions   Aggregate     Transactions           Commissions     Commissions
                  of            Paid to       Brokerage     Involving Payment      Paid to         Paid to
  Broker          Affiliation   Broker        Commissions   of Commissions         Broker          Broker
  Lehman             (1)         None            --%             --%               None            $ 86,076
  Brothers,
  Inc.

  The Robinson       (2)         None            --%             --%               None              24,338
  Humphrey
  Company, Inc.

  American           (3)         $76,269         2.07            4.49              $131,456         127,304
  Enterprise
  Investment
  Services, Inc.

(1) Under common control with AEFC as a subsidiary of American
Express until May 31, 1994.
(2) Under common control with AEFC as an indirect subsidiary of American Express until July 30, 1993.
(3) Wholly owned subsidiary of AEFC.

Information about brokerage commissions paid by Growth Dimensions during the last fiscal year to brokers affiliated with IDS Life is contained in the following table:

                  For the Fiscal Year Ended Aug. 31,

                                                      1996
                                Aggregate                   Percent of
                                Dollar                      Aggregate Dollar
                                Amount of     Percent of    Amount of
                  Nature        Commissions   Aggregate     Transactions
                  of            Paid to       Brokerage     Involving Payment
  Broker          Affiliation   Broker        Commissions   of Commissions
  American           (1)        $212             0.17%           0.19%
  Enterprise
  Investment
  Services, Inc.

(1) Wholly owned subsidiary of AEFC.

Information about brokerage commissions paid by Global Yield during the last fiscal year to brokers affiliated with IDS Life is contained in the following table:

PAGE 107
                  For the Fiscal Year Ended Aug. 31,

                                                      1996
                                Aggregate                   Percent of
                                Dollar                      Aggregate Dollar
                                Amount of     Percent of    Amount of
                  Nature        Commissions   Aggregate     Transactions
                  of            Paid to       Brokerage     Involving Payment
  Broker          Affiliation   Broker        Commissions   of Commissions
  American           (1)         None            --%             --%
  Enterprise
  Investment
  Services, Inc.

(1) Wholly owned subsidiary of AEFC.

Information about brokerage commissions paid by Income Advantage during the last fiscal year to brokers affiliated with IDS Life is contained in the following table:

                  For the Fiscal Year Ended Aug. 31,

                                                      1996
                                Aggregate                   Percent of
                                Dollar                      Aggregate Dollar
                                Amount of     Percent of    Amount of
                  Nature        Commissions   Aggregate     Transactions
                  of            Paid to       Brokerage     Involving Payment
  Broker          Affiliation   Broker        Commissions   of Commissions
  American           (1)         None             --%            --%
  Enterprise
  Investment
  Services, Inc.

(1) Wholly owned subsidiary of AEFC.

PERFORMANCE INFORMATION

Each Fund may quote various performance figures to illustrate past performance. Average annual total return and current yield quotations used by a fund are based on standardized methods of computing performance as required by the SEC. An explanation of these and any other methods used by each Fund to compute performance follows below.

Average annual total return

Each Fund may calculate average annual total return for certain periods by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                           P(1+T)n = ERV

where:      P = a hypothetical initial payment of $1,000
            T = average annual total return
            n = number of years
          ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

PAGE 108
Aggregate total return

Each Fund may calculate aggregate total return for certain periods representing the cumulative change in the value of an investment in a fund over a specified period of time according to the following formula:

                              ERV - P
                                 P

where:  P  =  a hypothetical initial payment of $1,000
      ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

Annualized yield and Distribution yield

Special Income, Global Yield and Income Advantage Funds may calculate an annualized yield by dividing the net investment income per share deemed earned during a 30-day period by the public offering price per share (including the maximum sales charge) on the last day of the period and annualizing the results.

Yield is calculated according to the following formula:

                     Yield = 2[(a-b + 1)6 - 1]
                                cd

where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements)
            c = the average daily number of shares outstanding
                during the period that were entitled to receive dividends
            d = the maximum offering price per share on the last
                day of the period

Special Income Fund's annualized yield was 3.95%, Global Yield
Fund's was 4.15% and Income Advantage Fund's was 7.68% for the 30-day period ended Aug. 31, 1996.

The Fund's yield, calculated as described above according to the formula prescribed by the SEC, is a hypothetical return based on market value yield to maturity for the Fund's securities. It is not necessarily indicative of the amount which was or may be paid to the contract owners. Actual amounts paid to contract owners are reflected in the distribution yield.

Distribution yield is calculated according to the following formula:

                        D   x   F   =  DY
                       NAV      30

PAGE 109
where:    D  =  sum of dividends for 30 day period
        NAV  =  beginning of period net asset value
          F  =  annualizing factor
         DY  =  distribution yield

Special Income Fund's distribution yield was 3.40%, Global Yield
Fund's was 3.97% and Income Advantage Fund's was 7.55% for the 30-day period ended Aug. 31, 1996.

Moneyshare Fund calculates annualized simple and compound yields based on a seven-day period.

The simple yield is calculated by determining the net change in the value of a hypothetical account having a balance of one share at the beginning of the seven-day period, dividing the net change in account value by the value of the account at the beginning of the period to obtain the return for the period, and multiplying that return by 365/7 to obtain an annualized figure. The value of the hypothetical account includes the amount of any declared dividends, the value of any shares purchased with any dividend paid during the period and any dividends declared for such shares. The Fund's yield does not include any realized or unrealized gains or losses.

Moneyshare Fund calculates its compound yield according to the following formula:

Compound Yield = (return for seven day period + 1) 365/7 - 1

Moneyshare Fund's simple annualized yield was 4.79% and its compound yield was 4.90% for the seven days ended Aug. 31, 1996, the last business day of the Fund's fiscal year. The Fund's simple yield was 4.90% and the compound yield was 5.02% for the seven days ended Sept. 30, 1996.

Yield, or rate of return, on Moneyshare Fund shares may fluctuate daily and does not provide a basis for determining future yields. However, it may be used as one element in assessing how the Fund is meeting its goal. When comparing an investment in the Fund with savings accounts and similar investment alternatives, you must consider that such alternatives often provide an agreed to or guaranteed fixed yield for a stated period of time, whereas the fund's yield fluctuates. In comparing the yield of one money market fund to another, you should consider each fund's investment policies, including the types of investments permitted.

REMEMBER THAT THESE YIELDS ARE THE RETURN TO THE SHAREHOLDER (THE
VARIABLE ACCOUNTS), NOT TO THE VARIABLE ANNUITY CONTRACT OWNER.
SEE YOUR ANNUITY PROSPECTUS FOR A DISCUSSION OF THE DIFFERENCES.

In sales material and other communications, the Funds may quote, compare or refer to rankings, yields or returns as published by independent statistical services or publishers and publications

PAGE 110
such as The Bank Rate Monitor National Index, Barron's, Business Week, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

VALUING EACH FUND'S SHARES

On Aug. 31, 1996, the computation of the value of an individual share looked like this:

Capital Resource Fund
                                                 Net asset value
     Net assets            Shares outstanding    of one share
$4,371,868,864      divided by  170,998,178    =   $25.57

International Equity Fund
                                                 Net asset value
     Net assets            Shares outstanding    of one share
$1,874,450,393      divided by  140,912,770    =   $13.30

Aggressive Growth Fund
                                                 Net asset value
     Net assets            Shares outstanding    of one share
$1,941,094,882      divided by  120,996,059    =   $16.04

Special Income Fund
                                                 Net asset value
     Net assets            Shares outstanding    of one share
$1,911,847,626      divided by  165,711,504    =   $11.54

Managed Fund
                                                 Net asset value
     Net assets            Shares outstanding    of one share
$3,481,917,294      divided by  217,610,488    =   $16.00

Growth Dimensions Fund
                                                 Net asset value
     Net assets            Shares outstanding    of one share
$170,820,543        divided by  17,180,066     =   $ 9.94

Global Yield Fund
                                                 Net asset value
     Net assets            Shares outstanding    of one share
$20,930,951         divided by  2,076,586      =   $10.08

PAGE 111
Income Advantage Fund
                                                 Net asset value
     Net assets            Shares outstanding    of one share
$48,838,152         divided by  4,998,345      =   $ 9.77

Capital Resource, International Equity, Aggressive Growth, Special Income, Managed, Growth Dimensions, Global Yield and Income
Advantage Funds' portfolio securities are valued as follows as of the close of business of the New York Stock Exchange:

'Securities, except bonds other than convertibles, traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

'Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and if none exists, to the over-the-counter market.

'Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

'Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System, are valued at the mean of the closing bid and asked prices.

'Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

'Foreign securities traded outside the United States are generally valued as of the time their trading is complete which is usually different from the close of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the New York Stock Exchange that will not be reflected in the computation of a fund's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the funds' boards of directors.

'Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at

PAGE 112
acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

'Securities without a readily available market price, bonds other than convertibles and other assets are valued at fair value as determined in good faith by the boards of directors. The boards of directors are responsible for selecting methods they believe provide fair value. When possible, bonds are valued by a pricing service independent from a fund. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

Moneyshare Fund intends to use its best efforts to maintain a constant net asset value of $1 per share although there is no assurance it will be able to do so. Accordingly, the Fund uses the amortized cost method in valuing its portfolio.

Short-term securities maturing in 60 days or less are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date. It does not take into consideration unrealized capital gains or losses. All of the securities in the Fund's portfolio will be valued at their amortized cost.

In addition, Moneyshare Fund must abide by certain conditions. It must only invest in securities of high quality which present minimal credit risks as determined by the board of directors. This means that the rated commercial paper in the Fund's portfolio will be issues that have been rated in the highest rating category by at least two nationally recognized statistical rating organizations
(or by one if only one rating is assigned) and in unrated paper determined by the Fund's board of directors to be comparable. The fund must also purchase securities with original or remaining maturities of 13 months or less, and maintain a dollar-weighted average portfolio maturity of 90 days or less. In addition, the board of directors must establish procedures designed to stabilize the Fund's price per share for purposes of sales and redemptions at $1 to the extent that it is reasonably possible to do so. These procedures include review of the Fund's portfolio securities by the Board, at intervals deemed appropriate by it, to determine whether the Fund's net asset value per share computed by using the available market quotations deviates from a share value of $1 as computed using the amortized cost method. The board must consider any deviation that appears, and if it exceeds 0.5%, it must determine what action, if any, needs to be taken. If the board determines that a deviation exists that may result in a material PAGE 113 dilution of the holdings of the variable accounts or investors, or in other unfair consequences for such people, it must undertake remedial action that it deems necessary and appropriate. Such action may include withholding dividends, calculating net asset value per share for purposes of sales and redemptions in kind, and selling portfolio securities before maturity in order to realize capital gain or loss or to shorten average portfolio maturity.

In other words, while the amortized cost method provides certainty and consistency in portfolio valuation, it may, from time to time, result in valuations of portfolio securities that are either somewhat higher or lower than the prices at which the securities could be sold. This means that during times of declining interest rates, the yield on Moneyshare Fund's shares may be higher than if valuations of portfolio securities were made based on actual market prices and estimates of market prices. Accordingly, if use of the amortized cost method were to result in a lower portfolio value at a given time, a prospective investor in the Fund would be able to obtain a somewhat higher yield than if portfolio valuation were based on actual market values. The Variable Accounts, on the other hand, would receive a somewhat lower yield than they would otherwise receive. The opposite would happen during a period of rising interest rates.

The New York Stock Exchange, AEFC, IDS Life and the Funds will be closed on the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day,
Thanksgiving Day and Christmas Day.

INVESTING IN THE FUNDS

You cannot buy shares of the Funds directly. The only way you can invest in the Funds at the current time is by buying an annuity contract and directing the allocation of part or all of your net purchase payment to the variable accounts, which will invest in shares of Capital Resource, International Equity, Aggressive Growth, Special Income, Moneyshare, Managed, Growth Dimensions, Global Yield or Income Advantage funds. Please read the Funds' prospectus along with your annuity prospectus for further information.

Sales Charges and Surrender or Withdrawal Charges

The Funds do not assess sales charges, either when they sell or when they redeem securities. The surrender or withdrawal charges that may be assessed under your annuity contract are described in your annuity prospectus, as are the other charges that apply to your annuity contract and to the variable accounts.

REDEEMING SHARES

The Funds will redeem any shares presented by a shareholder
(variable account) for redemption. The variable accounts' policies on when or whether to buy or redeem fund shares are described in your annuity prospectus.

PAGE 114
During an emergency, the boards of directors can suspend the computation of net asset value, stop accepting payments for purchase of shares or suspend the duty of the Funds to redeem shares for more than 7 days. Such emergency situations would occur if:

'The New York Stock Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted,

'Disposal of a Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

'The Securities and Exchange Commission, under the provisions of the Investment Company Act of 1940, as amended, declares a period of emergency to exist.

Should a Fund stop selling shares, the directors may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all contract owners.

Shares of the Fund may not be held by persons who are residents of, or domiciled in, Brazil. The Fund reserves the right to redeem accounts of shareholders who establish residence or domicile in Brazil.

CAPITAL LOSS CARRYOVER

For federal income tax purposes, Growth Dimensions Fund and Income Advantage Fund had capital loss carryover at Aug. 31, 1996 of $428,324, and $63,594, respectively, which, if not offset by subsequent capital gains, will expire in 2004. It is unlikely the board of directors will authorize a distribution of any net realized capital gain for these Funds until the capital loss carryover has been offset or expires except as required by IRS rules.

TAXES

International Equity Fund may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or if 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

PAGE 115
AGREEMENTS WITH IDS LIFE AND AMERICAN EXPRESS FINANCIAL CORPORATION

Investment Management Services Agreement

Each Fund has an Investment Management Services Agreement with IDS Life. The Funds have retained IDS Life to, among other things, counsel and advise the Funds and their directors in connection with the formulation of investment programs designed to accomplish the Funds' investment objectives, and to determine, consistent with the Funds' investment objectives and policies, which securities in IDS Life's discretion shall be purchased, held or sold, subject always to the direction and control of the boards of directors.
The Funds do not maintain their own research departments or record-keeping services. These services are provided by IDS Life under the Investment Management Services Agreement.

The Agreement provides that, in addition to paying its own management fee, brokerage costs and certain taxes, each Fund pays
IDS Life an amount equal to the cost of certain expenses incurred and paid by IDS Life in connection with the Fund's operations.

For its services, IDS Life is paid a fee based on the following schedules:

Capital Resource

  assets                 Annual rate at
(billions)              each asset level
First $1                     0.630%
Next  $1                     0.615
Next  $1                     0.600
Next  $3                     0.585
Over  $6                     0.570

International Equity

  assets                 Annual rate at
(billions)              each asset level
First $0.25                  0.870%
Next  $0.25                  0.855
Next  $0.25                  0.840
Next  $0.25                  0.825
Next  $1                     0.810
Over  $2                     0.795

Aggressive Growth

  assets                 Annual rate at
(billions)              each asset level
First $0.25                  0.650%
Next  $0.25                  0.635
Next  $0.25                  0.620
Next  $0.25                  0.605
Next  $1                     0.590
Over  $2                     0.575

PAGE 116
Special Income

  assets                 Annual rate at
(billions)              each asset level
First $1                     0.610%
Next  $1                     0.595
Next  $1                     0.580
Next  $3                     0.565
Next  $3                     0.550
Over  $9                     0.535

Moneyshare

  assets                 Annual rate at
(billions)              each asset level
First $1                     0.510%
Next  $0.5                   0.493
Next  $0.5                   0.475
Next  $0.5                   0.458
Over  $2.5                   0.440

Managed

  assets                 Annual rate at
(billions)              each asset level
First $0.5                   0.630%
Next  $0.5                   0.615
Next  $1                     0.600
Next  $1                     0.585
Next  $3                     0.570
Over  $6                     0.550

Growth Dimensions

  assets                 Annual rate at
(billions)              each asset level
First $1                     0.630%
Next  $1                     0.615
Next  $1                     0.600
Next  $3                     0.585
Over  $9                     0.570

Global Yield

  assets                 Annual rate at
(billions)              each asset level
First $.25                   0.840%
Next  $.25                   0.825
Next  $.25                   0.810
Next  $.25                   0.795
Over  $1                     0.780

PAGE 117
Income Advantage

  assets                 Annual rate at
(billions)              each asset level
First $1                     0.620%
Next  $1                     0.605
Next  $1                     0.590
Next  $3                     0.575
Next  $3                     0.560
Over  $9                     0.545

On Aug. 31, 1996, the daily rate applied to the Fund's assets on an annual basis, was 0.604% for Capital Resource, 0.824% for International Equity, 0.609% for Aggressive Growth, 0.603% for Special Income, 0.510% for Moneyshare, 0.598% for Managed, 0.630% for Growth Dimensions, 0.840% for Global Yield and 0.620% for Income Advantage. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made.

The management fee is paid monthly. Under the prior and current agreements, the total amount paid for Capital Resource was $26,046,720 for the fiscal year ended August 31, 1996, $20,450,401 for the fiscal year 1995 and $16,497,309 for fiscal year 1994.

Under the prior and current agreements, the total amount paid for International Equity was $13,990,974 for the fiscal year ended
August 31, 1996, $10,869,439 for the fiscal year 1995 and $6,212,919 for fiscal year 1994.

Under the prior and current agreements, the total amount paid for Aggressive Growth was $10,459,512 for the fiscal year ended August 31, 1996, $6,579,414 for the fiscal year 1995 and $3,298,361 for fiscal year 1994.

Under the prior and current agreements, the total amount paid for Special Income was $11,311,856 for the fiscal year ended August 31, 1996. $9,542,823 for the fiscal year 1995 and $10,547,321 for fiscal year 1994.

Under the prior and current agreements, the total amount paid for Moneyshare was $1,283,789 for the fiscal year ended August 31, 1996, $1,041,050 for the fiscal year 1995 and $936,246 for fiscal year 1994.

Under the prior and current agreements, the total amount paid for Managed was $19,987,805 for the fiscal year ended August 31, 1996, $16,720,930 for the fiscal year 1995 and $14,142,061 for fiscal year 1994.

Under the prior and current agreements, the total amount paid for Growth Dimensions was $153,340 for the fiscal year ended August 31, 1996.

PAGE 118
Under the prior and current agreements, the total amount paid for Global Yield was $26,039 for the fiscal year ended August 31, 1996.

Under the prior and current agreements, the total amount paid for Income Advantage was $44,245 for the fiscal year ended August 31, 1996.

Under the current Agreement, the expenses of IDS Life that each Fund has agreed to reimburse are: taxes, brokerage commissions, custodian fees and expenses, audit expenses, cost of items sent to contract owners, postage, fees and expenses paid to directors who are not officers or employees of IDS Life or AEFC fees and expenses of attorneys, costs of fidelity and surety bonds, SEC registration fees, expenses of preparing prospectuses and of printing and distributing prospectuses to existing contract owners, losses due to theft or other wrong doing or due to liabilities not covered by bond or agreement, expenses incurred in connection with lending portfolio securities of the funds and expenses properly payable by the funds, approved by the boards of directors. All other expenses are borne by IDS Life.

Under a current and prior agreement:

Capital Resource paid nonadvisory expenses of $1,237,584 for the fiscal year ended August 31, 1996, $1,289,211 for the fiscal year
1995 and $898,844 for fiscal year 1994.

International Equity paid nonadvisory expenses of $1,439,851 for the fiscal year ended August 31, 1996, $1,758,233 for the fiscal year 1995 and $653,810 for fiscal year 1994.

Aggressive Growth paid nonadvisory expenses of $555,212 for the fiscal year ended August 31, 1996, $397,865 for the fiscal year
1995 and $228,325 for fiscal year 1994.

Special Income paid nonadvisory expenses of $534,757 for the fiscal year ended August 31, 1996, $527,883 for the fiscal year 1995 and $452,235 for fiscal year 1994.

Moneyshare paid nonadvisory expenses of $134,008 for the fiscal year ended August 31, 1996, $68,790 for the fiscal year 1995 and $49,909 for fiscal year 1994.

Managed paid nonadvisory expenses of $857,900 for the fiscal year ended August 31, 1996, $1,006,486 for the fiscal year 1995 and $737,946 for fiscal year 1994.

Growth Dimensions paid nonadvisory expenses of $88,000 for the fiscal year ended August 31, 1996.

Global Yield paid nonadvisory expenses of $26,994 for the fiscal year ended August 31, 1996.

PAGE 119
Income Advantage paid nonadvisory expenses of $61,600 for the fiscal year ended August 31, 1996.

Administrative Services Agreement

The Funds have an Administrative Services Agreement with AEFC.
Under this agreement, the Funds pay AEFC for providing administration and accounting services. The fee is calculated as follows:

Capital Resource

  Assets                 Annual rate at
(billions)              each asset level
First $1                     0.050%
Next  $1                     0.045
Next  $1                     0.040
Next  $3                     0.035
Over  $6                     0.030

International Equity

  Assets                 Annual rate at
(billions)              each asset level
First $0.25                  0.060%
Next  $0.25                  0.055
Next  $0.25                  0.050
Next  $0.25                  0.045
Next  $1                     0.040
Over  $2                     0.035

Aggressive Growth

  Assets                 Annual rate at
(billions)              each asset level
First $0.25                  0.060%
Next  $0.25                  0.055
Next  $0.25                  0.050
Next  $0.25                  0.045
Next  $1                     0.040
Over  $2                     0.035

Special Income

  Assets                 Annual rate at
(billions)              each asset level
First $1                     0.050%
Next  $1                     0.045
Next  $1                     0.040
Next  $3                     0.035
Next  $3                     0.030
Over  $9                     0.025

PAGE 120
Moneyshare

  Assets                 Annual rate at
(billions)              each asset level
First $1                     0.030%
Next  $0.5                   0.027
Next  $0.5                   0.025
Next  $0.5                   0.022
Over  $2.5                   0.020

Managed

  Assets                 Annual rate at
(billions)              each asset level
First $0.5                   0.040%
Next  $0.5                   0.035
Next  $1                     0.030
Next  $1                     0.025
Next  $3                     0.020
Over  $6                     0.020

Growth Dimensions

  Assets                 Annual rate at
(billions)              each asset level
First $1                     0.050%
Next  $1                     0.045
Next  $1                     0.040
Next  $3                     0.035
Over  $6                     0.030

Global Yield

  Assets                 Annual rate at
(billions)              each asset level
First $.25                   0.060%
Next  $.25                   0.055
Next  $.25                   0.050
Next  $.25                   0.045
Over  $1                     0.040

Income Advantage

  Assets                 Annual rate at
(billions)              each asset level
First $1                     0.050%
Next  $1                     0.045
Next  $1                     0.040
Next  $3                     0.035
Next  $3                     0.030
Over  $9                     0.025

On Aug. 31, 1996, the daily rate applied to Capital Resource was equal to 0.041% on an annual basis.

On Aug. 31, 1996, the daily rate applied to International Equity was equal to 0.045% on an annual basis.

On Aug. 31, 1996, the daily rate applied to Aggressive Growth was equal to 0.046% on an annual basis.

On Aug. 31, 1996, the daily rate applied to Special Income was equal to 0.048% on an annual basis.

On Aug. 31, 1996, the daily rate applied to Moneyshare was equal to 0.030% on an annual basis.

On Aug. 31, 1996, the daily rate applied to Managed was equal to 0.029% on an annual basis.

On Aug. 31, 1996 the daily rate applied to Growth Dimensions was equal to 0.050% on an annual basis.

On Aug. 31, 1996 the daily rate applied to Global Yield was equal to 0.060% on an annual basis.

On Aug. 31, 1996 the daily rate applied to Income Advantage was equal to 0.050% on an annual basis.

Investment Advisory Agreements

IDS Life and AEFC have an Investment Advisory Agreement under which AEFC executes purchases and sales and negotiates brokerage as directed by IDS Life. For its services, IDS Life pays AEFC a fee based on a percentage of each Fund's average daily net assets for the year. This fee is equal to 0.35% for International Equity Fund and 0.25% for each remaining fund.

AEFC has a Sub-Investment Advisory Agreement with IDS
International, Inc. under which AEFC pays IDS International, Inc. a fee equal on an annual basis to 0.50% of International Equity
Fund's daily net assets for providing investment advice for the Fund.

For the fiscal year ended Aug. 31, 1994, IDS Life paid AEFC
$6,382,698 for its services in connection with Capital Resource
Fund. For fiscal year 1995, the amount was $8,118,175 and for fiscal year 1996 it was $10,767,468.

For the fiscal period ended Aug. 31, 1994, IDS Life paid AEFC
$3,468,822 for its services in connection with International Equity Fund. For fiscal year 1995, the amount was $4,947,617 and for fiscal year 1996 it was $5,895,097.

PAGE 122
For the fiscal period ended Aug. 31, 1994, IDS Life paid AEFC
$1,276,540 for its services in connection with Aggressive Growth
Fund. For fiscal year 1995, the amount was $2,589,057 and for fiscal year 1996 it was $4,281,869.

For the fiscal year ended Aug. 31, 1994, IDS Life paid AEFC
$4,080,208 for its services in connection with Special Income Fund. For fiscal year 1995, the amount was $3,806,813 and for fiscal year 1996 it was $4,698,757.

For the fiscal year ended Aug. 31, 1994, IDS Life paid AEFC
$433,482 for its services in connection with Moneyshare Fund. For fiscal year 1995, the amount was $494,845 and for fiscal year 1996 it was $621,885.

For the fiscal year end Aug. 31, 1994, IDS Life paid AEFC
$5,471,820 for its services in connection with Managed Fund. For fiscal year 1995, the amount was $6,674,716 and for fiscal year
1996 it was $8,355,352.

For fiscal year ended Aug. 31, 1996, IDS Life paid AEFC $61,016 for its services in connection with Growth Dimensions Fund.

For fiscal year ended Aug. 31, 1996, IDS Life paid AEFC $7,771 for its services in connection with Global Yield Fund.

For fiscal year ended Aug. 31, 1996, IDS Life paid AEFC $17,890 for its services in connection with Income Advantage Fund.

Information concerning other funds advised by IDS Life or AEFC is contained in the prospectus.

DIRECTORS AND OFFICERS

The following is a list of the Fund's directors who also are directors of all other funds in the IDS MUTUAL FUND GROUP. All shares have cumulative voting rights when voting on the election of directors.

Lynne V. Cheney+'
Born in 1941
American Enterprise Institute
for Public Policy Research (AEI)
1150 17th St., N.W.
Washington, D.C.

Distinguished Fellow AEI. Former Chair of National Endowment of the Humanities. Director, The Reader's Digest Association Inc.,
Lockheed-Martin and the Interpublic Group of Companies, Inc.
(advertising).

PAGE 123
Robert F. Froehlke+
Born in 1922.
1201 Yale Place
Minneapolis, MN

Former president of all funds in the IDS MUTUAL FUND GROUP. Director, the ICI Mutual Insurance Co., Institute for Defense Analyses, Marshall Erdman and Associates, Inc. (architectural engineering) and Public Oversight Board of the American Institute of Certified Public Accountants.

David R. Hubers+**
Born in 1943.
2900 IDS Tower
Minneapolis, MN

President, chief executive officer and director of AEFC.
Previously, senior vice president, finance and chief financial officer of AEFC.

Heinz F. Hutter+'
Born in 1929.
P.O. Box 5724
Minneapolis, MN

Former president and chief operating officer, Cargill, Incorporated (commodity merchants and processors).

Anne P. Jones
Born in 1935.
5716 Bent Branch Rd.
Bethesda, MD

Attorney and telecommunications consultant. Former partner, law firm of Sutherland, Asbill & Brennan. Director, Motorola, Inc. and C-Cor Electronics, Inc.

Melvin R. Laird
Born in 1922.
Reader's Digest Association, Inc.
1730 Rhode Island Ave., N.W.
Washington, D.C.

Senior counsellor for national and international affairs, The Reader's Digest Association, Inc. Former nine-term congressman, secretary of defense and presidential counsellor. Director, Martin Marietta Corp., Metropolitan Life Insurance Co., The Reader's Digest Association, Inc., Science Applications International Corp., Wallace Reader's Digest Funds and Public Oversight Board (SEC Practice Section, American Institute of Certified Public Accountants).

PAGE 124
James A. Mitchell**
Born in 1941.
2900 IDS Tower
Minneapolis, MN

Executive Vice President, AEFC. Director, chairman of the board and chief executive officer, IDS Life.

William R. Pearce+*
Born in 1927.
901 S. Marquette Ave.
Minneapolis, MN

President of all funds in the IDS MUTUAL FUND GROUP since June
1993.  Former vice chairman of the board, Cargill, Incorporated
(commodity merchants and processors).

Edson W. Spencer+
Born in 1926.
4900 IDS Center
80 S. 8th St.
Minneapolis, MN

President, Spencer Associates Inc. (consulting). Former chairman of the board and chief executive officer, Honeywell Inc. Director, Boise Cascade Corporation (forest products). Member of
International Advisory Council of NEC (Japan).

John R. Thomas**
Born in 1937.
2900 IDS Tower
Minneapolis, MN

Senior vice president and director of AEFC.

Wheelock Whitney+
Born in 1926.
1900 Foshay Tower
821 Marquette Ave.
Minneapolis, MN

Chairman, Whitney Management Company (manages family assets).

C. Angus Wurtele
Born in 1934.
Valspar Corporation
Suite 1700
Foshay Tower
Minneapolis, MN

Chairman of the board and retired chief executive officer, The
Valspar Corporation (paints).  Director, Bemis Corporation
(packaging), Donaldson Company (air cleaners & mufflers) and
General Mills, Inc. (consumer foods).

PAGE 125
+ Member of executive committee.
' Member of joint audit committee.
* Interested person by reason of being an officer and employee of the funds.
**Interested person by reason of being an officer, director, employee and/or shareholder of AEFC or American Express.

The board also has appointed officers who are responsible for day-to-day business decisions based on policies it has established.

OFFICERS WHO ALSO ARE OFFICERS AND/OR EMPLOYEES OF AEFC

Peter J. Anderson
Born in 1942.
IDS Tower 10
Minneapolis, MN

Vice president-investments of all funds in the IDS MUTUAL FUND
GROUP.  Director and senior vice president-investments of AEFC.

Melinda S. Urion
Born in 1953.
IDS Tower 10
Minneapolis, MN

Treasurer of all funds in the IDS MUTUAL FUND GROUP. Vice president and corporate controller of AEFC. Director and executive vice president and controller of IDS Life Insurance Company.

Besides Mr. Pearce, who is president, the fund's other officer is:

Leslie L. Ogg
Born in 1938.
901 S. Marquette Ave.
Minneapolis, MN

Vice president, general counsel and secretary of all funds in the IDS MUTUAL FUND GROUP.

Members of the board who are not officers of the Fund or of AEFC receive an annual fee of $3200 for IDS Life Capital Resource Fund, $1500 for IDS Life International Equity Fund and IDS Life Aggressive Growth Fund, $1400 for IDS Life Special Income Fund, $200 for IDS Life Moneyshare Fund, $2600 for IDS Life Managed Fund and $100 for IDS Life Growth Dimensions Fund, IDS Life Global Yield Fund and IDS Life Income Advantage Fund. The Chair of the Contracts Committee receives an additional $90. Board Members receive a $50 per day attendance fee for board meetings. The attendance fee for meetings of the Contracts and Investment Review Committee is $50; for meetings of the Audit Committee and Personnel Committee $25 and for traveling from out-of-state $8. Expenses for attending meetings are reimbursed.

The Fund pays no fees or expenses to board members until the assets of the Fund reach $20 million.

PAGE 126
During the fiscal year that ended Aug. 31, 1996, the members of the board, for attending up to 23 meetings, received the following compensation, in total, from all funds in the IDS MUTUAL FUND
GROUP.

Life Capital Resource

                                     Board compensation
                                       Pension or
                       Aggregate       Retirement      Estimated     Total Cash
                       compensation    benefits        annual        compensation
                       from the        accrued as      benefit on    from the IDS
Board member           fund            fund expenses*  retirement    MUTUAL FUND GROUP
Lynne V. Cheney        $4,151          $  847          $2,000        $69,300
Robert F. Froehlke      4,145           4,019           2,000         69,100
Heinz F. Hutter         4,160           1,355             967         69,300
Anne P. Jones           4,190             927           2,000         70,800
Donald M. Kendall       2,741           9,144           2,000         46,000
(part of year)
Melvin R. Laird         4,242           3,982           2,000         72,900
Lewis W. Lehr           2,793           6,501           1,950         48,000
(part of year)
Edson W. Spencer        4,299           2,005           1,067         75,100
Wheelock Whitney        4,174           1,947           2,000         70,300
C. Angus Wurtele        4,091           1,439           1,983         66,800

Life International Equity

                                     Board compensation

                                       Pension or
                       Aggregate       Retirement      Estimated     Total Cash
                       compensation    benefits        annual        compensation
                       from the        accrued as      benefit on    from the IDS
Board member           fund            fund expenses*  retirement    MUTUAL FUND GROUP
Lynne V. Cheney        $1,917          $  518          $825          $69,300
Robert F. Froehlke      1,911           3,122           825           69,100
Heinz F. Hutter         1,927             841           399           69,300
Anne P. Jones           1,957             575           825           70,800
Donald M. Kendall       1,291           6,192           825           46,000
(part of year)
Melvin R. Laird         2,008           3,035           825           72,900
Lewis W. Lehr           1,343           5,413           804           48,000
(part of year)
Edson W. Spencer        2,066           1,996           440           75,100
Wheelock Whitney        1,941           1,286           825           70,300
C. Angus Wurtele        1,858             873           818           66,800

Life Aggressive Growth

                                     Board compensation

                                       Pension or
                       Aggregate       Retirement      Estimated     Total Cash
                       compensation    benefits        annual        compensation
                       from the        accrued as      benefit on    from the IDS
Board member           fund            fund expenses*  retirement    MUTUAL FUND GROUP
Lynne V. Cheney        $1,567          $  252          $750          $69,300
Robert F. Froehlke      1,561           1,728           750           69,100
Heinz F. Hutter         1,577             405           363           69,300
Anne P. Jones           1,607             283           750           70,800
Donald M. Kendall         991           5,266           750           46,000
(part of year)
Melvin R. Laird         1,658           1,667           750           72,900
Lewis W. Lehr           1,043           4,980           731           48,000
(part of year)
Edson W. Spencer        1,716             948           400           75,100
Wheelock Whitney        1,591             647           750           70,300
C. Angus Wurtele        1,508             422           744           66,800

PAGE 127
Life Special Income

                                     Board compensation

                                       Pension or
                       Aggregate       Retirement      Estimated     Total Cash
                       compensation    benefits        annual        compensation
                       from the        accrued as      benefit on    from the IDS
Board member           fund            fund expenses*  retirement    MUTUAL FUND GROUP
Lynne V. Cheney        $2,101          $113            $900          $69,300
Robert F. Froehlke      2,095           398             900           69,100
Heinz F. Hutter         2,110           180             435           69,300
Anne P. Jones           2,140           114             900           70,800
Donald M. Kendall       1,425           316             900           46,000
(part of year)
Melvin R. Laird         2,192           317             900           72,900
Lewis W. Lehr           1,476            --             878           48,000
(part of year)
Edson W. Spencer        2,249           114             480           75,100
Wheelock Whitney        2,124           212             900           70,300
C. Angus Wurtele        2,041           193             893           66,800

Life Moneyshare

                                     Board compensation

                                       Pension or
                       Aggregate       Retirement      Estimated     Total Cash
                       compensation    benefits        annual        compensation
                       from the        accrued as      benefit on    from the IDS
Board member           fund            fund expenses*  retirement    MUTUAL FUND GROUP
Lynne V. Cheney        $451            $174            $100          $69,300
Robert F. Froehlke      445             577             100           69,100
Heinz F. Hutter         460             275              48           69,300
Anne P. Jones           490             119             100           70,800
Donald M. Kendall       308              --             100           46,000
(part of year)
Melvin R. Laird         542              --             100           72,900
Lewis W. Lehr           359              --              98           48,000
(part of year)
Edson W. Spencer        600              --              53           75,100
Wheelock Whitney        475             119             100           70,300
C. Angus Wurtele        391             297              99           66,800

Life Managed

                                     Board compensation

                                       Pension or
                       Aggregate       Retirement      Estimated     Total Cash
                       compensation    benefits        annual        compensation
                       from the        accrued as      benefit on    from the IDS
Board member           fund            fund expenses*  retirement    MUTUAL FUND GROUP
Lynne V. Cheney        $3,484          $  857          $1,625        $69,300
Robert F. Froehlke      3,478           4,138           1,625         69,100
Heinz F. Hutter         3,493           1,374             785         69,300
Anne P. Jones           3,523             918           1,625         70,800
Donald M. Kendall       2,325           7,597           1,571         46,000
(part of year)
Melvin R. Laird         3,575           3,864           1,625         72,900
Lewis W. Lehr           2,376           5,625           1,557         48,000
(part of year)
Edson W. Spencer        3,633           2,065             867         75,100
Wheelock Whitney        3,508           1,908           1,625         70,300
C. Angus Wurtele        3,425           1,453           1,612         66,800

During the fiscal period from May 1, 1996 to August 31, 1996, for
Growth Dimensions, Global Yield and Income Advantage, the members of the board received no compensation.

/TABLE

PAGE 128
On Aug. 31, 1996, the Fund's directors and officers as a group owned less than 1% of the outstanding shares. During the fiscal year ended Aug. 31, 1996, no director or officer earned more than $60,000 from any one Fund. All directors and officers as a group earned $351,207, including $105,932 of retirement plan expense, from these Funds.

*The Fund had a retirement plan for its independent board members. The plan was terminated April 30, 1996.

CUSTODIAN

The Funds' securities and cash are held by American Express Trust Company, 1200 Northstar Center West, 625 Marquette Ave., Minneapolis, MN, 55402-2307, through a custodian agreement. The custodian is permitted to deposit some or all of its securities with sub-custodians or in central depository systems as allowed by federal law.

INDEPENDENT AUDITORS

The Funds' financial statements contained in their Annual Report, as of and for, the year ended Aug. 31, 1996, are audited by independent auditors, KPMG Peat Marwick LLP, 4200 Norwest Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. IDS Life has agreed that it will send a copy of this report and the Semiannual Report to every annuity contract owner having an interest in the funds. The independent auditors also provide other accounting and tax-related services as requested by the Funds.

FINANCIAL STATEMENTS

The Independent Auditors' Report and Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the 1996 Annual Report to the shareholders of Capital Resource, International Equity, Aggressive Growth, Special Income, Moneyshare, Managed, Growth Dimensions, Global Yield and Income Advantage Funds, pursuant to
Section 30(d) of the Investment Company Act of 1940, as amended, are hereby incorporated in this Statement of Additional Information by reference. No other portion of the Annual Report, however, is incorporated by reference.

PROSPECTUS

The prospectus dated Oct. 30, 1996, is hereby incorporated in this Statement of Additional Information by reference.

PAGE 129
APPENDIX A

DESCRIPTION OF CORPORATE BOND RATINGS AND ADDITIONAL INFORMATION ON INVESTMENT POLICIES FOR INVESTMENTS OF CAPITAL RESOURCE, SPECIAL
INCOME, GLOBAL YIELD AND INCOME ADVANTAGE FUNDS

Bond ratings concern the quality of the issuing corporation. They are not an opinion of the market value of the security. Such ratings are opinions on whether the principal and interest will be repaid when due. A security's rating may change which could affect its price. Ratings by Moody's Investors Service, Inc. are Aaa, Aa, A, Baa, Ba, B, Caa, Ca, C and D. Ratings by Standard & Poor's Corporation are AAA, AA, A, BBB, BB, B, CCC, CC, C and D.

Aaa/AAA - Judged to be of the best quality and carry the smallest degree of investment risk. Interest and principal are secure.

Aa/AA - Judged to be high-grade although margins of protection for interest and principal may not be quite as good as Aaa or AAA rated securities.

A - Considered upper-medium grade. Protection for interest and principal is deemed adequate but may be susceptible to future impairment.

Baa/BBB - Considered medium-grade obligations. Protection for interest and principal is adequate over the short-term; however, these obligations may have certain speculative characteristics.

Ba/BB - Considered to have speculative elements. The protection of interest and principal payments may be very moderate.

B - Lack characteristics of the desirable investments. There may be small assurance over any long period of time of the payment of interest and principal.

Caa/CCC - Are of poor standing. Such issues may be in default or there may be risk with respect to principal or interest.

Ca/CC - Represent obligations that are highly speculative. Such issues are often in default or have other marked shortcomings.

C - Are obligations with a higher degree of speculation. These securities have major risk exposures to default.

D - Are in payment default. The D rating is used when interest payments or principal payments are not made on the due date.

Non-rated securities will be considered for investment when they possess a risk comparable to that of rated securities consistent with the Fund's objectives and policies. When assessing the risk involved in each non-rated security, the Fund will consider the financial condition of the issuer or the protection afforded by the terms of the security.

PAGE 130
Definitions of Zero-Coupon and Pay-In-Kind Securities

A zero-coupon security is a security that is sold at a deep discount from its face value and makes no periodic interest payments. The buyer of such a security receives a rate of return by gradual appreciation of the security, which is redeemed at face value on the maturity date.

A pay-in-kind security is a security in which the issuer has the option to make interest payments in cash or in additional securities. The securities issued as interest usually have the same terms, including maturity date, as the pay-in-kind securities.

PAGE 131
APPENDIX B

FOREIGN CURRENCY TRANSACTIONS FOR INVESTMENTS OF ALL FUNDS EXCEPT
MONEYSHARE

Since investments in foreign companies usually involve currencies of foreign countries, and since the Fund may hold cash and cash-equivalent investments in foreign currencies, the value of the Fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, the Fund may incur costs in connection with conversions between various currencies.

Spot Rates and Forward Contracts. The Fund conducts its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts) as a hedge against fluctuations in future foreign exchange rates. A forward contract involves an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the contract date, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirements. No commissions are charged at any stage for trades.

The Fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a forward contract, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

The Fund also may enter into forward contracts when management of the Fund believes the currency of a particular foreign country may suffer a substantial decline against another currency. It may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the fund's portfolio securities denominated in such foreign currency. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of such securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. The Fund will not enter into such forward contracts or maintain a net exposure to such contracts when consummating the

PAGE 132
contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency.

The Fund will designate cash or securities in an amount equal to the value of the Fund's total assets committed to consummating forward contracts entered into under the second circumstance set forth above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the Fund's commitments on such contracts.

At maturity of a forward contract, the Fund may either sell the portfolio security and make delivery of the foreign currency or retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract with the same currency trader obligating it to buy, on the same maturity date, the same amount of foreign currency.

If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline between the date the Fund enters into a forward contract for selling foreign currency and the date it enters into an offsetting contract for purchasing the foreign currency, the fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

It is impossible to forecast what the market value of portfolio securities will be at the expiration of a contract. Accordingly, it may be necessary for the Fund to buy additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received on the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

The Fund's dealing in forward contracts will be limited to the transactions described above. This method of protecting the value of the Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although such forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

PAGE 133
Although the Fund values its assets each business day in terms of U.S. dollars, it does not intend to convert its foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Options on Foreign Currencies. The Fund may buy put and write covered call options on foreign currencies for hedging purposes. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Fund may buy put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

As in the case of other types of options, however, the benefit to the Fund derived from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

The Fund may write options on foreign currencies for the same types of hedging purposes. For example, when the Fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates, it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of portfolio securities will be fully or partially offset by the amount of the premium received.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium.

Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements on exchange rates.
PAGE 134
All options written on foreign currencies will be covered. An option written on foreign currencies is covered if the Fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for the purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options

The Fund may enter into currency futures contracts to sell currencies. It also may buy put and write covered call options on currency futures. Currency futures contracts are similar to PAGE 135 currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. The Fund may use currency futures for the same purposes as currency forward contracts, subject to CFTC limitations, including the limitation on the percentage of assets that may be used, described in the prospectus. All futures contracts are aggregated for purposes of the percentage limitations. Global Yield and Income Advantage funds may enter into currency futures contracts to buy currencies.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the values of the Fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect the Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of the Fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of the Fund's investments denominated in that currency over time.

The Fund will not use leverage in its options and futures strategies. The Fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The Fund will not enter into an option or futures position that exposes the fund to an obligation to another party unless it owns either (i) an offsetting position in securities or
(ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations.

PAGE 136
APPENDIX C

DESCRIPTION OF MONEY MARKET SECURITIES

Certificates of Deposit -- A certificate of deposit is a negotiable receipt issued by a bank or savings and loan association in exchange for the deposit of funds. The issuer agrees to pay the amount deposited, plus interest, on the date specified on the certificate.

Time Deposit -- A time deposit is a non-negotiable deposit in a bank for a fixed period of time.

Bankers' Acceptances -- A bankers' acceptance arises from a short-term credit arrangement designed to enable businesses to obtain funds to finance commercial transactions. It is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date.

Commercial Paper -- Commercial paper is generally defined as unsecured short-term notes issued in bearer form by large well-known corporations and finance companies. Maturities on commercial paper range from one day to nine months.

Commercial paper rated A by Standard & Poor's Corporation has the following characteristics: Liquidity ratios are better than the industry average. Long-term senior debt rating is "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowances made for unusual circumstances. Typically, the issuer's industry is well established, the issuer has a strong position within its industry and the reliability and quality of management is unquestioned. Issuers rated A are further rated by use of numbers 1, 2 and 3 to denote relative strength within this highest classification.

A Prime rating is the highest commercial paper rating assigned by Moody's Investors Services Inc. Issuers rated Prime are further rated by use of numbers 1, 2 and 3 to denote relative strength within this highest classification. Among the factors considered by Moody's in assigning ratings for an issuer are the following:
(1) management; (2) economic evaluation of the industry and an appraisal of speculative type risks which may be inherent in certain areas; (3) competition and customer acceptance of products;
(4) liquidity; (5) amount and quality of long-term debt; (6) ten year earnings trends; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

PAGE 137
Letters of Credit -- A letter of credit is a short-term note issued in bearer form with a bank letter of credit which provides that the bank pay to the bearer the amount of the note upon presentation.

U.S. Treasury Bills -- Treasury bills are issued with maturities of any period up to one year. Three-month and six-month bills are currently offered by the Treasury on 13-week and 26-week cycles respectively and are auctioned each week by the Treasury. Treasury bills are issued in book entry form and are sold only on a discount basis, i.e. the difference between the purchase price and the maturity value constitutes interest income for the investor. If they are sold before maturity, a portion of the income received may be a short-term capital gain.

U.S. Government Agency Securities -- Federal agency securities are debt obligations which principally result from lending programs of the U.S. government. Housing and agriculture have traditionally been the principal beneficiaries of Federal credit programs, and agencies involved in providing credit to agriculture and housing account for the bulk of the outstanding agency securities.

Repurchase Agreements -- A repurchase agreement involves the acquisition of securities by the Portfolio, with the concurrent agreement by a bank (or securities dealer if permitted by law or regulation), to reacquire the securities at the portfolio's cost, plus interest, within a specified time. The Portfolio thereby receives a fixed rate of return on this investment, one that is insulated from market and rate fluctuations during the holding period. In these transactions, the securities acquired by the Portfolio have a total value equal to or in excess of the value of the repurchase agreement and are held by the Portfolio's custodian until required. Pursuant to guidelines established by the Fund's board of directors, the creditworthiness of the other party to the transaction is considered and the value of those securities held as collateral is monitored to ensure that such value is maintained at the required level.

If AEFC becomes aware that a security owned by a Fund is downgraded below the second highest rating, AEFC will either sell the security or recommend to the Fund's board of directors why it should not be sold.

PAGE 138
APPENDIX D

OPTIONS AND STOCK INDEX FUTURES CONTRACTS FOR INVESTMENTS OF
CAPITAL RESOURCE, INTERNATIONAL EQUITY, AGGRESSIVE GROWTH, MANAGED, GROWTH DIMENSIONS AND GLOBAL YIELD FUNDS

Capital Resource, International Equity, Aggressive Growth, Managed, Growth Dimensions and Global Yield funds may buy or write options traded on any U.S. or foreign exchange or in the over-the-counter market. The Fund may enter into stock index futures contracts traded on any U.S. or foreign exchange. The Fund also may buy or write put and call options on these futures and on stock indexes. Options in the over-the-counter market will be purchased only when the investment manager believes a liquid secondary market exists for the options and only from dealers and institutions the investment manager believes present a minimal credit risk. Some options are exercisable only on a specific date. In that case, or if a liquid secondary market does not exist, the Fund could be required to buy or sell securities at disadvantageous prices, thereby incurring losses. Managed and Global Yield Funds also may enter into interest rate futures contracts - see Appendix E.

OPTIONS. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The cash received is retained by the writer whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price. The risk of the writer is potentially unlimited, unless the option is covered.

Options can be used to produce incremental earnings, protect gains and facilitate buying and selling securities for investment purposes. The use of options and futures contracts may benefit a fund and its shareholders by improving the fund's liquidity and by helping to stabilize the value of its net assets.

PAGE 139
Buying options. Put and call options may be used as a trading technique to facilitate buying and selling securities for investment reasons. They also may be used for investment. Options are used as a trading technique to take advantage of any disparity between the price of the underlying security in the securities market and its price on the options market. It is anticipated the trading technique will be utilized only to effect a transaction when the price of the security plus the option price will be as good or better than the price at which the security could be bought or sold directly. When the option is purchased, a fund pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the purchase of the underlying security will be the combination of the exercise price, the premium and both commissions. When using options as a trading technique, commissions on the option will be set as if only the underlying securities were traded.

Put and call options also may be held by a fund for investment purposes. Options permit a fund to experience the change in the value of a security with a relatively small initial cash investment. The risk a fund assumes when it buys an option is the loss of the premium. To be beneficial to a fund, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and subsequent sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Writing covered options. Each Fund will write covered options when it feels it is appropriate and will follow these guidelines:

'Underlying securities will continue to be bought or sold solely on the basis of investment considerations consistent with each Fund's goal.

'All options written by a Fund will be covered. For covered call options, if a decision is made to sell the security, each Fund will attempt to terminate the option contract through a closing purchase transaction.

'Each Fund will deal only in standard option contracts traded on national securities exchanges or those that may be quoted on NASDAQ (a system of price quotations developed by the National Association of Securities Dealers, Inc.)

'Each Fund will write options only as permitted under applicable laws or regulations, such as those that limit the amount of total assets subject to the options. Some regulations also affect the Custodian. When a covered option is written, the Custodian segregates the underlying securities, and issues a receipt. There are certain rules regarding banks issuing such receipts that may

PAGE 140
restrict the amount of covered call options written. Furthermore, each fund is limited to pledging not more than 15% of the cost of its total assets.

Net premiums on call options closed or premiums on expired call options are treated as short-term capital gains. Since each Fund is taxed as a regulated investment company under the Internal Revenue Code, any gains on options and other securities held less than three months must be limited to less than 30% of its annual gross income.

If a covered call option is exercised, the security is sold by the Fund. The premium received upon writing the option is added to the proceeds received from the sale of the security. The Fund will recognize a capital gain or loss based upon the difference between the proceeds and the security's basis. Premiums received from writing outstanding options are included as a deferred credit in the Statement of Assets and Liabilities and adjusted daily to the current market value.

Options on many securities are listed on options exchanges. If a Fund writes listed options, it will follow the rules of the options exchange. The Custodian will segregate the underlying securities and issue a receipt. There are certain rules regarding issuing such receipts that may restrict the amount of covered call options written. Further the Funds are limited to pledging not more than 15% of the cost of their total assets. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange or NASDAQ will be valued at the last-quoted sales price or, if such a price is not readily available, at the mean of the last bid and asked prices.

STOCK INDEX FUTURES CONTRACTS. Stock index futures contracts are commodity contracts listed on commodity exchanges. They currently include contracts on the Standard & Poor's 500 Stock Index (S&P 500 Index) and other broad stock market indexes such as the New York Stock Exchange Composite Stock Index and the Value Line Composite Stock Index, as well as narrower sub-indexes such as the S&P 100 Energy Stock Index and the New York Stock Exchange Utilities Stock Index. A stock index assigns relative values to common stocks included in the index and the index fluctuates with the value of the common stocks so included.

A futures contract is a legal agreement between a buyer or seller and the clearinghouse of a futures exchange in which the parties agree to make a cash settlement on a specified future date in an amount determined by the stock index on the last trading day of the contract. The amount is a specified dollar amount (usually $100 or $500) multiplied by the difference between the index value on the last trading day and the value on the day the contract was struck.

For example, the S&P 500 Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange.
The S&P 500 Index assigns relative weightings to the common stocks

PAGE 141
included in the Index, and the Index fluctuates with changes in the market values of those stocks. In the case of S&P 500 Index futures contracts, the specified multiple is $500. Thus, if the value of the S&P 500 Index were 150, the value of one contract would be $75,000 (150 x $500). Unlike other futures contracts, a stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract. For example, excluding any transaction costs, if a fund enters into one futures contract to buy the S&P 500 Index at a specified future date at a contract value of 150 and the S&P 500 Index is at 154 on that future date, the fund will gain $500 x (154-150) or $2,000.
If the fund enters into one futures contract to sell the S&P 500 Index at a specified future date at a contract value of 150 and the S&P 500 Index is at 152 on that future date, the fund will lose $500 x (152-150) or $1,000.

Unlike the purchase or sale of an equity security, no price would be paid or received by the Fund upon entering into stock index futures contracts. However, the Fund would be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Treasury bills equal to approximately 5% of the contract value. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve borrowing funds by the Fund to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good-faith deposit on the contract that is returned to the fund upon termination of the contract, assuming all contractual obligations have been satisfied.

Subsequent payments, called variation margin, to and from the broker would be made on a daily basis as the price of the underlying stock index fluctuates, making the long and short positions in the contract more or less valuable, a process known as marking to market. For example, when a fund enters into a contract in which it benefits from a rise in the value of an index and the price of the underlying stock index has risen, the fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, if the price of the underlying stock index declines, the fund would be required to make a variation margin payment to the broker equal to the decline in value.

How These Funds Would Use Stock Index Futures Contracts. The Funds intend to use stock index futures contracts and related options for hedging and not for speculation. Hedging permits a fund to gain rapid exposure to or protect itself from changes in the market.
For example, a fund may find itself with a high cash position at the beginning of a market rally. Conventional procedures of purchasing a number of individual issues entail the lapse of time and the possibility of missing a significant market movement. By using futures contracts, the Fund can obtain immediate exposure to the market and benefit from the beginning stages of a rally. The

PAGE 142
buying program can then proceed and once it is completed (or as it proceeds), the contracts can be closed. Conversely, in the early stages of a market decline, market exposure can be promptly offset by entering into stock index futures contracts to sell units of an index and individual stocks can be sold over a longer period under cover of the resulting short contract position.

A Fund may enter into contracts with respect to any stock index or sub-index. To hedge the Fund's portfolio successfully, however, the fund must enter into contracts with respect to indexes or sub-indexes whose movements will have a significant correlation with movements in the prices of the Fund's individual portfolio securities.

Special Risks of Transactions in Stock Index Futures Contracts.

1. Liquidity. Each Fund may elect to close some or all of its contracts prior to expiration. The purpose of making such a move would be to reduce or eliminate the hedge position held by the fund. The Fund may close its positions by taking opposite positions. Final determinations of variation margin are then made, additional cash as required is paid by or to the Fund, and the Fund realizes a gain or a loss.

Positions in stock index futures contracts may be closed only on an exchange or board of trade providing a secondary market for such futures contracts. For example, futures contracts transactions can currently be entered into with respect to the S&P 500 Stock Index on the Chicago Mercantile Exchange, the New York Stock Exchange Composite Stock Index on the New York Futures Exchange and the Value Line Composite Stock Index on the Kansas City Board of Trade.

Although the Funds intend to enter into futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular contract at any particular time. In such event, it may not be possible to close a futures contract position, and in the event of adverse price movements, the Fund would have to make daily cash payments of variation margin. Such price movements, however, will be offset all or in part by the price movements of the securities subject to the hedge. Of course, there is no guarantee the price of the securities will correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

2. Hedging Risks. There are several risks in using stock index futures contracts as a hedging device. One risk arises because the prices of futures contracts may not correlate perfectly with movements in the underlying stock index due to certain market distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements.
Rather than making additional variation margin payments, investors may close the contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, the margin requirements in the futures market are

PAGE 143
lower than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market also may cause temporary price distortions. Because of price distortion in the futures market and because of imperfect correlation between movements in stock indexes and movements in prices of futures contracts, even a correct forecast of general market trends may not result in a successful hedging transaction over a short period.

Another risk arises because of imperfect correlation between movements in the value of the stock index futures contracts and movements in the value of securities subject to the hedge. If this occurred, a fund could lose money on the contracts and also experience a decline in the value of its portfolio securities. While this could occur, the investment manager believes that over time the value of the Fund's portfolio will tend to move in the same direction as the market indexes and will attempt to reduce this risk, to the extent possible, by entering into futures contracts on indexes whose movements it believes will have a significant correlation with movements in the value of the fund's portfolio securities sought to be hedged. It is also possible that if the Fund has hedged against a decline in the value of the stocks held in its portfolio and stock prices increase instead, the Fund will lose part or all of the benefit of the increased value of its stock which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

OPTIONS ON STOCK INDEX FUTURES CONTRACTS. Options on stock index futures contracts are similar to options on stock except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a stock index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. If the option is closed instead of exercised, the holder of the option receives an amount that represents the amount by which the market price of the contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. If the option does not appreciate in value prior to the exercise date, the fund will suffer a loss of the premium paid.

OPTIONS ON STOCK INDEXES. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level. Such options would be used in the same manner as options on futures contracts.

PAGE 144
SPECIAL RISKS OF TRANSACTIONS IN OPTIONS ON STOCK INDEX FUTURES CONTRACTS AND OPTIONS ON STOCK INDEXES. As with options on stocks, the holder of an option on a stock index futures contract or on a stock index may terminate a position by selling an option covering the same contract or index and having the same exercise price and expiration date. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. The funds will not purchase options unless the market for such options has developed sufficiently, so that the risks in connection with options are not greater than the risks in connection with stock index futures contracts transactions themselves. Compared to using futures contracts, purchasing options involves less risk to the funds because the maximum amount at risk is the premium paid for the options (plus transaction costs). There may be circumstances, however, when using an option would result in a greater loss to a fund than using a futures contract, such as when there is no movement in the level of the stock index.

TAX TREATMENT. As permitted under federal income tax laws, each Fund intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. Such an election may result in the Fund being required to defer recognizing losses incurred by entering into futures contracts and losses on underlying securities identified as being hedged against.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and stock indexes is currently unclear, although the Funds' tax advisers currently believe marking to market is not required. Depending on developments, a fund may seek Internal Revenue Service (IRS) rulings clarifying questions concerning such treatment. Certain provisions of the Internal Revenue Code may also limit a fund's ability to engage in futures contracts and related options transactions. For example, at the close of each quarter of the Fund's taxable year, at least 50% of the value of its assets must consist of cash, government securities and other securities, subject to certain diversification requirements. Less than 30% of its gross income must be derived from sales of securities held less than three months.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements. In order to avoid realizing a gain within the three-month period, a fund may be required to defer closing out a contract beyond the time when it might otherwise be advantageous to do so. The fund also may be restricted in purchasing put options for the purpose of hedging underlying securities because of applying the short sale holding period rules with respect to such underlying securities.

PAGE 145
Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (the fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

PAGE 146
APPENDIX E

OPTIONS AND INTEREST RATE FUTURES CONTRACTS FOR INVESTMENTS OF
SPECIAL INCOME, MANAGED, GLOBAL YIELD AND INCOME ADVANTAGE FUNDS

The Funds may buy or write options traded on any U.S. or foreign exchange or in the over-the-counter market. The Fund may enter into interest rate futures contracts traded on any U.S. or foreign exchange. The Fund also may buy or write put and call options on these futures. Options in the over-the-counter market will be purchased only when the investment manager believes a liquid secondary market exists for the options and only from dealers and institutions the investment manager believes present a minimal credit risk. Some options are exercisable only on a specific date. In that case, or if a liquid secondary market does not exist, the fund could be required to buy or sell securities at disadvantageous prices, thereby incurring losses. Managed and Global Yield Funds also may enter into stock index futures contracts - see Appendix D.

OPTIONS. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a stock at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option, no matter what the market value of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The cash received is retained by the writer whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

Options can be used to produce incremental earnings, protect gains and facilitate buying and selling securities for investment purposes. The use of options and futures contracts may benefit a fund and its shareholders by improving the fund's liquidity and by helping to stabilize the value of its net assets.

Buying options. Put and call options may be used as a trading technique to facilitate buying and selling securities for investment reasons. They also may be used for investment. Options are used as a trading technique to take advantage of any disparity between the price of the underlying security in the securities

PAGE 147
market and its price on the options market. It is anticipated the trading technique will be utilized only to effect a transaction when the price of the security plus the option price will be as good or better than the price at which the security could be bought or sold directly. When the option is purchased, the fund pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the purchase of the underlying security will be the combination of the exercise price, the premium and both commissions. When using options as a trading technique, commissions on the option will be set as if only the underlying securities were traded.

Put and call options also may be held by a fund for investment purposes. Options permit the fund to experience the change in the value of a security with a relatively small initial cash investment. The risk the fund assumes when it buys an option is the loss of the premium. To be beneficial to the fund, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Writing covered options. A fund will write covered options when it feels it is appropriate and will follow these guidelines:

'Underlying securities will continue to be bought or sold solely on the basis of investment considerations consistent with the fund's goal.

'All options written by the fund will be covered. For covered call options if a decision is made to sell the security, the fund will attempt to terminate the option contract through a closing purchase transaction.

'The fund will write options only as permitted under applicable laws or regulations, such as those that limit the amount of total assets subject to the options.

Net premiums on call options closed or premiums on expired call options are treated as short-term capital gains. Since a fund is taxed as a regulated investment company under the Internal Revenue Code, any gains on options and other securities held less than three months must be limited to less than 30% of its annual gross income.

If a covered call option is exercised, the security is sold by the fund. The fund will recognize a capital gain or loss based upon the difference between the proceeds and the security's basis.

PAGE 148
Options on many securities are listed on options exchanges. If a fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange or NASDAQ will be valued at the last-quoted sales price or, if such a price is not readily available, at the mean of the last bid and asked prices.

FUTURES CONTRACTS. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. They have been established by boards of trade which have been designated contract markets by the Commodity Futures Trading Commission (CFTC). Futures contracts trade on these markets in a manner similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee performance of the contracts. Currently, there are futures contracts based on such debt securities as long-term U.S. Treasury bonds, Treasury notes, GNMA modified pass-through mortgage-backed securities, three-month U.S. Treasury bills and bank certificates of deposit. While futures contracts based on debt securities do provide for the delivery and acceptance of securities, such deliveries and acceptances are very seldom made. Generally, the futures contract is terminated by entering into an offsetting transaction. An offsetting transaction for a futures contract sale is effected by the fund entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the fund immediately is paid the difference and realizes a gain. If the offsetting purchase price exceeds the sale price, the fund pays the difference and realizes a loss. Similarly, closing out a futures contract purchase is effected by the fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the fund realizes a gain, and if the offsetting sale price is less than the purchase price, the fund realizes a loss. At the time a futures contract is made, a good-faith deposit called initial margin is set up within a segregated account at the fund's custodian bank. The initial margin deposit is approximately 1.5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day the fund would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash markets.

The purpose of a futures contract, in the case of a portfolio holding long-term debt securities, is to gain the benefit of changes in interest rates without actually buying or selling long-term debt securities. For example, if a fund owned long-term bonds and interest rates were expected to increase, it might enter into futures contracts to sell securities which would have much the same effect as selling some of the long-term bonds it owned. Futures contracts are based on types of debt securities referred to above, which have historically reacted to an increase or decline in

PAGE 149
interest rates in a fashion similar to the debt securities the fund owns. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the fund's futures contracts would increase at approximately the same rate, thereby keeping the net asset value of the fund from declining as much as it otherwise would have. If, on the other hand, the fund held cash reserves and interest rates were expected to decline, the fund might enter into interest rate futures contracts for the purchase of securities. If short-term rates were higher than long-term rates, the ability to continue holding these cash reserves would have a very beneficial impact on the fund's earnings. Even if short-term rates were not higher, the fund would still benefit from the income earned by holding these short-term investments. At the same time, by entering into futures contracts for the purchase of securities, the fund could take advantage of the anticipated rise in the value of long-term bonds without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the fund's cash reserves could then be used to buy long-term bonds on the cash market. The fund could accomplish similar results by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase or by buying bonds with long maturities and selling bonds with short maturities when interest rates are expected to decline. But by using futures contracts as an investment tool, given the greater liquidity in the futures market than in the cash market, it might be possible to accomplish the same result more easily and more quickly.
Successful use of futures contracts depends on the investment manager's ability to predict the future direction of interest rates. If the investment manager's prediction is incorrect, the fund would have been better off had it not entered into futures contracts.

OPTIONS ON FUTURES CONTRACTS. Options give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date, an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into such a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Furthermore, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily and that change is reflected in the net asset value of the fund.

Risks. There are risks in engaging in each of the management tools described above. The risk a fund assumes when it buys an option is the loss of the premium paid for the option. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

PAGE 150
The risk involved in writing options on futures contracts the fund owns, or on securities held in its portfolio, is that there could be an increase in the market value of such contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. The fund could enter into a closing transaction by purchasing an option with the same terms as the one it had previously sold. The cost to close the option and terminate the fund's obligation, however, might be more or less than the premium received when it originally wrote the option. Furthermore, the fund might not be able to close the option because of insufficient activity in the options market.

A risk in employing futures contracts to protect against the price volatility of portfolio securities is that the prices of securities subject to futures contracts may not correlate perfectly with the behavior of the cash prices of the fund's portfolio securities.
The correlation may be distorted because the futures market is dominated by short-term traders seeking to profit from the difference between a contract or security price and their cost of borrowed funds. Such distortions are generally minor and would diminish as the contract approached maturity.

Another risk is that the fund's investment manager could be incorrect in anticipating as to the direction or extent of various interest rate movements or the time span within which the movements take place. For example, if the fund sold futures contracts for the sale of securities in anticipation of an increase in interest rates, and interest rates declined instead, the fund would lose money on the sale.

TAX TREATMENT. As permitted under federal income tax laws, each fund intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. Such an election may result in the fund being required to defer recognizing losses incurred by entering into futures contracts and losses on underlying securities identified as being hedged against.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes is currently unclear, although the funds' tax advisers currently believe marking to market is not required. Depending on developments, a fund may seek Internal Revenue Service (IRS) rulings clarifying questions concerning such treatment. Certain provisions of the Internal Revenue Code may also limit a fund's ability to engage in futures contracts and related options transactions. For example, at the close of each quarter of the fund's taxable year, at least 50% of the value of its assets must consist of cash, government securities and other securities, subject to certain diversification requirements. Less than 30% of its gross income must be derived from sales of securities held less than three months.

PAGE 151
The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements. In order to avoid realizing a gain within the three-month period, a fund may be required to defer closing out a contract beyond the time when it might otherwise be advantageous to do so. The fund also may be restricted in purchasing put options for the purpose of hedging underlying securities because of applying the short sale holding period rules with respect to such underlying securities.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (the fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

PAGE 152
APPENDIX F

MORTGAGE-BACKED SECURITIES AND ADDITIONAL INFORMATION ON INVESTMENT POLICIES FOR ALL FUNDS EXCEPT MONEYSHARE

GNMA Certificates

The Government National Mortgage Association (GNMA) is a wholly owned corporate instrumentality of the United States within the Department of Housing and Urban Development. GNMA certificates are mortgage-backed securities of the modified pass-through type, which means that both interest and principal payments (including prepayments) are passed through monthly to the holder of the certificate. Each certificate evidences an interest in a specific pool of mortgage loans insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. The National Housing Act provides that the full faith and credit of the United States is pledged to the timely payment of principal and interest by GNMA of amounts due on these certificates. GNMA is empowered to borrow without limitation from the U.S. Treasury, if necessary, to make such payments.

Underlying Mortgages of the Pool. Pools consist of whole mortgage loans or participation in loans. The majority of these loans are made to purchasers of 1-4 member family homes. The terms and characteristics of the mortgage instruments generally are uniform within a pool but may vary among pools. For example, in addition to fixed-rate fixed-term mortgages, the Fund may purchase pools of variable rate mortgages, growing equity mortgages, graduated payment mortgages and other types.

All servicers apply standards for qualification to local lending institutions which originate mortgages for the pools. Servicers also establish credit standards and underwriting criteria for individual mortgages included in the pools. In addition, many mortgages included in pools are insured through private mortgage insurance companies.

Average Life of GNMA Certificates. The average life of GNMA certificates varies with the maturities of the underlying mortgage instruments which have maximum maturities of 30 years. The average life is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of prepayments or refinancing of such mortgages. Such prepayments are passed through to the registered holder with the regular monthly payments of principal and interest.

As prepayment rates vary widely, it is not possible to accurately predict the average life of a particular pool. It is customary in the mortgage industry in quoting yields on a pool of 30-year mortgages to compute the yield as if the pool were a single loan that is amortized according to a 30-year schedule and that is

PAGE 153
prepaid in full at the end of the 12th year. For this reason, it is standard practice to treat GNMA certificates as 30-year mortgage-backed securities which prepay fully in the 12th year.

Calculation of Yields. Yields on pass-through securities are typically quoted based on the maturity of the underlying instruments and the associated average life assumption.

Actual pre-payment experience may cause the yield to differ from the assumed average life yield. When mortgage rates drop, pre-payments will increase, thus reducing the yield. Reinvestment of pre-payments may occur at higher or lower interest rates than the original investment, thus affecting the yield of a fund. The compounding effect from reinvestments of monthly payments received by the fund will increase the yield to shareholders compared to bonds that pay interest semi-annually. The yield also may be affected if the certificate was issued at a premium or discount, rather than at par. This also applies after issuance to certificates trading in the secondary market at a premium or discount.

"When-Issued" GNMA Certificates. Some U.S. government securities may be purchased on a "when-issued" basis, which means that it may take as long as 45 days after the purchase before the securities are delivered to the fund. Payment and interest terms, however, are fixed at the time the purchaser enters into the commitment. However, the yield on a comparable GNMA certificate when the transaction is consummated may vary from the yield on the GNMA certificate at the time that the when-issued transaction was made. A fund does not pay for the securities or start earning interest on them until the contractual settlement date. When-issued securities are subject to market fluctuations and they may affect the fund's gross assets the same as owned securities.

Market for GNMA Certificates. Since the inception of the GNMA mortgage-backed securities program in 1970, the amount of GNMA certificates outstanding has grown rapidly. The size of the market and the active participation in the secondary market by securities dealers and many types of investors make the GNMA certificates a highly liquid instrument. Prices of GNMA certificates are readily available from securities dealers and depend on, among other things, the level of market interest rates, the certificate's coupon rate and the prepayment experience of the pool of mortgages underlying each certificate.

Stripped mortgage-backed securities. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal

PAGE 154
payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

Managed, Special Income, Global Yield and Income Advantage Funds may invest in securities called "inverse floaters". Inverse floaters are created by underwriters using the interest payments on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. What is left over, less a servicing fee, is paid to holders of the inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters.

All Funds except Moneyshare may purchase some securities in advance of when they are issued. Price and rate of interest are set on the date the commitments are given but no payment is made or interest earned until the date the securities are issued, usually within two months, but other terms may be negotiated. The commitment requires the Fund to buy the security when it is issued so the commitment is valued daily the same way as owning a security would be valued.
The Fund's custodian will maintain, in a segregated account, cash or liquid high-grade debt securities that are marked to market daily and are at least equal in value to the Fund's commitments to purchase the securities. The Fund may sell the commitment just like it can sell a security. Frequently, the Fund has the opportunity to sell the commitment back to the institution that plans to issue the security and at the same time enter into a new commitment to purchase a when-issued security in the future. For rolling its commitment forward, the Fund realizes a gain or loss on the sale of the current commitment or receives a fee for entering into the new commitment.

Managed, Special Income, Growth Dimensions, Global Yield and Income Advantage Funds may purchase mortgage-backed security (MBS) put spread options and write covered MBS call spread options. MBS spread options are based upon the changes in the price spread between a specified mortgage-backed security and a like-duration Treasury security. MBS spread options are traded in the OTC market and are of short duration, typically one to two months. The portfolio would buy or sell covered MBS call spread options in situations where mortgage-backed securities are expected to under perform like-duration Treasury securities.

PAGE 155
APPENDIX G

DOLLAR-COST AVERAGING

A technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the unit value or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more units will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the units lower than the average price of units purchased, although there is no guarantee.

While this does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many contract owners who can continue investing through changing market conditions to acquire units to meet long term goals.

Dollar-cost averaging

Regular         Market Value of an         Accumulation
Investment      Accumulation Unit          Units Acquired

 $100                 $ 6                      16.7
  100                   4                      25.0
  100                   4                      25.0
  100                   6                      16.7
  100                   5                      20.0
 $500                 $25                     103.4

Average market price of an accumulation unit over 5 periods: $5
($25 divided by 5).
The average price you paid for each accumulation unit: $4.84
($500 divided by 103.4).

               STATEMENT OF ADDITIONAL INFORMATION

                              FOR

              IDS Life Investment Series, Inc.
                  IDS Life Capital Resource Fund
                  IDS Life International Equity Fund
                  IDS Life Aggressive Growth Fund
              IDS Life Special Income Fund, Inc.
              IDS Life Moneyshare Fund, Inc.
              IDS Life Managed Fund, Inc.

                      Oct. 30, 1996


This Statement of Additional Information (SAI), is not a prospectus. It should be read together with the Funds' prospectus and the financial statements contained in the Funds' Annual Report which, if not included with your prospectus, may be obtained without charge.

This SAI is dated Oct. 30, 1996, and it is to be used with the Funds' prospectus dated Oct. 30, 1996. It is also to be used with the Funds' Annual Report for the fiscal year ended Aug. 31, 1996.



IDS Life Insurance Company
IDS Tower 10
Minneapolis, MN  55440-0010
800-633-4003
612-671-3733

PAGE 157
                         TABLE OF CONTENTS

Goals and Investment Policies........................See Prospectus

Additional Investment Policies................................p.  4

Portfolio Transactions........................................p. 21

Brokerage Commissions Paid to Brokers
Affiliated with IDS Life......................................p. 25

Performance Information.......................................p. 28

Valuing Each Fund's Shares....................................p. 31

Investing in the Funds........................................p. 33

Redeeming Shares..............................................p. 34

Taxes.........................................................p. 35

Agreements with IDS Life and American Express Financial
Corporation...................................................p. 35

Directors and Officers........................................p. 41

Custodian.....................................................p. 46

Independent Auditors..........................................p. 47

Financial Statements....................See Annual Report and p. 47

Prospectus....................................................p. 47

Appendix A:  Description of Corporate Bond Ratings and
             Additional Information on Investment Policies
             for Investments of Capital Resource and Special
             Income Funds.....................................p. 48

Appendix B:  Foreign Currency Transactions for Investments
             of all Funds except Moneyshare...................p. 50

Appendix C:  Description of Money Market Securities...........p. 55

Appendix D:  Options and Stock Index Futures Contracts for
             Investments of Capital Resource, International
             Equity, Aggressive Growth and Managed Funds......p. 57

Appendix E:  Options and Interest Rate Futures Contracts
             for Investments of Special Income and Managed
             Funds............................................p. 65

PAGE 158
Appendix F:  Mortgage-backed securities and Additional
             Information on Investment Policies for all
             Funds except Moneyshare..........................p. 71

Appendix G:  Dollar-Cost Averaging............................p. 74

PAGE 159
ADDITIONAL INVESTMENT POLICIES

In addition to the investment goals and policies presented in the prospectus, each Fund has the investment policies stated below.

Unless the holders of a majority of the outstanding shares (as defined in the section entitled "Voting rights" of the prospectus) of Capital Resource agree to a change, Capital Resource will not:

'Invest more than 5% of its total assets, at market value, in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities. Up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

'Purchase securities of an issuer if the directors and officers of the Fund, American Express Financial Corporation (AEFC) and IDS Life Insurance Company (IDS Life) hold more than a certain percentage of the issuer's outstanding securities. If the holdings of all officers and directors of the Fund, AEFC and IDS Life who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Fund will not purchase securities of that issuer.

'Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of the Fund's total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional portfolio securities at any time borrowing for temporary purposes exceeds 5%. The Fund has not borrowed in the past and has no present intention to borrow.

'Lend portfolio securities in excess of 30% of the Fund's net assets, at market value. The current policy of the Fund's board of directors is to make these loans, either long- or short-term, to broker-dealers. In making such loans, the fund gets the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board of directors. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. A loan will not be made unless the opportunity for additional income outweighs the risks. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities.

'Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

PAGE 160
'Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means no more than 25% of a Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

'Purchase more than 10% of the outstanding voting securities of an issuer.

'Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

'Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.

'Make cash loans if the total commitment amount exceeds 5% of the fund's total assets.

Unless changed by the board of directors, Capital Resource will not:

'Buy on margin or sell short, except it may enter into stock index futures contracts.

'Invest in a company to control or manage it.

'Invest in exploration or development programs, such as oil, gas or mineral programs.

'Invest more than 10% of its total assets in securities of investment companies.

'Invest more than 5% of its net assets in warrants. If required by law, no more than 2% of the Fund's net assets may be invested in warrants not listed on an exchange.

'Invest more than 10% of the Fund's net assets in securities and derivative instruments that are illiquid. For purposes of this policy, illiquid securities include some privately placed securities, public securities and Rule 144A securities that for one reason or another may no longer have a readily available market, repurchase agreements with maturities greater than seven days, non-negotiable fixed-time deposits and over-the-counter options.

In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities, the investment manager, under

PAGE 161
guidelines established by the board of directors, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the investment manager, under guidelines established by the board of directors, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. The Fund may purchase short-term U.S. and Canadian government securities. The Fund may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's and S&P or the equivalent. The Fund may invest in bank obligations including negotiable certificates of deposit (CDs), non-negotiable fixed-time deposits, bankers' acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. Any cash-equivalent investments in foreign securities will be subject to that Fund's limitations on foreign investments. The Fund may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial U.S. banks. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired.

The Fund may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). A Fund does not pay for the securities or receive dividends or interest on them until the contractual settlement date. The Fund's custodian will maintain, in a segregated account, cash or liquid high-grade debt securities that are marked to market daily and are at least equal in value to the Fund's commitments to purchase the securities. When-issued securities or forward commitments are subject to market fluctuations and they may affect the fund's total assets the same as owned securities.

Unless the holders of a majority of the outstanding shares (as defined in the section entitled "Voting rights" of the prospectus) of International Equity agree to a change, International Equity will not:

'Invest more than 5% of its total assets, at market value, in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in

PAGE 162
securities issued by the U.S. government, its agencies or instrumentalities. Up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

'Purchase securities of an issuer if the directors and officers of the Fund, AEFC and IDS Life hold more than a certain percentage of the issuer's outstanding securities. If the holdings of all officers and directors of the Fund, AEFC and IDS Life who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Fund will not purchase securities of that issuer.

'Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of the Fund's total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional portfolio securities at any time borrowing for temporary purposes exceeds 5%. The Fund has not borrowed in the past and has no present intention to borrow.

'Lend portfolio securities in excess of 30% of the Fund's net assets, at market value. The current policy of the Fund's board of directors is to make these loans, either long- or short-term, to broker-dealers. In making such loans, the Fund gets the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board of directors. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. A loan will not be made unless the opportunity for additional income outweighs the risks. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities.

'Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

'Concentrate in any one industry. According to the present interpretation by the SEC, this means no more than 25% of a Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

'Purchase more than 10% of the outstanding voting securities of an issuer.

'Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

PAGE 163
'Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

'Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.

'Make a loan of any part of its assets to AEFC, to its directors and officers or to its own directors and officers.

'Issue senior securities, except to the extent that borrowing from banks, lending its securities, or entering into repurchase agreements or options or futures contracts may be deemed to constitute issuing a senior security.

Unless changed by the board of directors, International Equity will not:

'Buy on margin or sell short, except it may enter into stock index futures contracts.

'Invest in a company to control or manage it.

'Invest in exploration or development programs, such as oil, gas or mineral programs.

'Invest more than 5% of its net assets in securities of domestic or foreign companies, including any predecessors, that have a record of less than three years continuous operations.

'Pledge or mortgage its assets beyond 15% of total assets. If the Fund were ever to do so, valuation of the pledged or mortgaged assets would be based on market values. For purposes of this restriction, collateral arrangements for margin deposits on futures contracts are not deemed to be a pledge of assets.

'Invest more than 5% of its net assets in warrants. If required by law, no more than 2% of the Fund's net assets may be invested in warrants not listed on an exchange.

'Invest in securities of investment companies except by purchase in the open market where the dealer's or sponsor's profit is the regular commission. If any such investment is ever made, not more than 10% of the Fund's net assets, at market, will be so invested.

To the extent the Fund were to make such investments, the shareholders may be subject to duplicate advisory, administrative and distribution fees.

'Invest more than 10% of the Fund's net assets in securities and derivative instruments that are illiquid. For purposes of this policy, illiquid securities include some privately placed securities, public securities and Rule 144A securities that for one

PAGE 164
reason or another may no longer have a readily available market, repurchase agreements with maturities greater than seven days, non-negotiable fixed-time deposits and over-the-counter options.

In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities, the investment manager, under guidelines established by the board of directors, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the investment manager, under guidelines established by the board of directors, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. On a day-to-day basis, the Fund also may maintain a portion of its assets in currencies of countries other than the United States, Canada and the United Kingdom. As a temporary investment, during periods of weak or declining market values for the securities the Fund invests in, any portion of its assets may be converted to cash (in foreign currencies or U.S. dollars) or to short-term debt securities. The Fund may purchase short-term U.S. and Canadian government securities. The Fund may invest in short-term obligations of the U.S. government (and its agencies and instrumentalities) and of the Canadian and United Kingdom governments. The Fund may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's and S&P or the equivalent. The Fund also may purchase high grade notes and obligations of U.S. banks (including their branches located outside of the United States and U.S. branches of foreign banks). The Fund may invest in bank obligations including negotiable certificates of deposit (CDs), non-negotiable fixed-time deposits, bankers' acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. Any cash-equivalent investments in foreign securities will be subject to that Fund's limitations on foreign investments. The Fund may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial U.S. banks. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired.

PAGE 165
The Fund may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). A Fund does not pay for the securities or receive dividends or interest on them until the contractual settlement date. The Fund's custodian will maintain, in a segregated account, cash or liquid high-grade debt securities that are marked to market daily and are at least equal in value to the Fund's commitments to purchase the securities. When-issued securities or forward commitments are subject to market fluctuations and they may affect the Fund's total assets the same as owned securities.

Unless the holders of a majority of the outstanding shares (as defined in the section entitled "Voting rights" of the prospectus) of Aggressive Growth agree to a change, Aggressive Growth will not:

'Invest more than 5% of its total assets, at market value, in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities. Up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

'Purchase securities of an issuer if the directors and officers of the Fund, AEFC and IDS Life hold more than a certain percentage of the issuer's outstanding securities. If the holdings of all officers and directors of the Fund, AEFC and IDS Life who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Fund will not purchase securities of that issuer.

'Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of the Fund's total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional portfolio securities at any time borrowing for temporary purposes exceeds 5%. The Fund has not borrowed in the past and has no present intention to borrow.

'Lend portfolio securities in excess of 30% of the Fund's net assets, at market value. The current policy of the Fund's board of directors is to make these loans, either long- or short-term, to broker-dealers. In making such loans, the Fund gets the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board of directors. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. A loan will not be made unless the opportunity for additional income outweighs the risks. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities.

PAGE 166
'Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

'Concentrate in any one industry. According to the present interpretation by the SEC, this means no more than 25% of a Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

'Purchase more than 10% of the outstanding voting securities of an issuer.

'Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

'Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

'Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.

'Make a loan of any part of its assets to AEFC, to its directors and officers or to its own directors and officers.

Unless changed by the board of directors, Aggressive Growth will not:

'Buy on margin or sell short, except it may enter into stock index futures contracts.

'Invest in a company to control or manage it.

'Invest in exploration or development programs, such as oil, gas or mineral programs.

'Invest more than 10% of its total assets in securities of investment companies.

'Invest more than 5% of its total assets in securities of domestic or foreign companies, including any predecessors, that have a record of less than three years continuous operations.

'Pledge or mortgage its assets beyond 15% of total assets. If the Fund were ever to do so, valuation of the pledged or mortgaged assets would be based on market values. For purposes of this restriction, collateral arrangements for margin deposits on futures contracts are not deemed to be a pledge of assets.

PAGE 167
'Invest more than 5% of its net assets in warrants. If required by law, no more than 2% of the Fund's net assets may be invested in warrants not listed on an exchange.

'Invest more than 10% of the Fund's net assets in securities and derivative instruments that are illiquid. For purposes of this policy, illiquid securities include some privately placed securities, public securities and Rule 144A securities that for one reason or another may no longer have a readily available market, repurchase agreements with maturities greater than seven days, non-negotiable fixed-time deposits and over-the-counter options.

In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities, the investment manager, under guidelines established by the board of directors, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the investment manager, under guidelines established by the board of directors, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. The Fund may purchase short-term U.S. and Canadian government securities. The Fund may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's and S&P or the equivalent. The Fund may invest in bank obligations including negotiable certificates of deposit (CDs), non-negotiable fixed-time deposits, bankers' acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. Any cash-equivalent investments in foreign securities will be subject to that Fund's limitations on foreign investments. The Fund may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial U.S. banks. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired.

The Fund may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). A Fund does not pay for the securities or receive dividends or interest on them until the contractual settlement date. The Fund's custodian will maintain, PAGE 168 in a segregated account, cash or liquid high-grade debt securities that are marked to market daily and are at least equal in value to the Fund's commitments to purchase the securities. When-issued securities or forward commitments are subject to market fluctuations and they may affect the Fund's total assets the same as owned securities.

Unless the holders of a majority of the outstanding shares (as defined in the section entitled "Voting rights" of the prospectus) of Special Income agree to a change, Special Income will not:

'Invest more than 5% of its total assets, at market value, in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities. Up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

'Purchase securities of an issuer if the directors and officers of the fund, AEFC and IDS Life hold more than a certain percentage of the issuer's outstanding securities. If the holdings of all officers and directors of the Fund, AEFC and IDS Life who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Fund will not purchase securities of that issuer.

'Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of the Fund's total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional portfolio securities at any time borrowing for temporary purposes exceeds 5%. The Fund has not borrowed in the past and has no present intention to borrow.

'Lend portfolio securities in excess of 30% of the Fund's net assets, at market value. The current policy of the Fund's board of directors is to make these loans, either long- or short-term, to broker-dealers. In making such loans, the Fund gets the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board of directors. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. A loan will not be made unless the opportunity for additional income outweighs the risks. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities.

'Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.
PAGE 169
'Concentrate in any one industry. According to the present interpretation by the SEC, this means no more than 25% of a Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

'Purchase more than 10% of the outstanding voting securities of an issuer.

'Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

'Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.

'Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

Unless changed by the board of directors, Special Income will not:

'Buy on margin or sell short, except it may enter into interest rate futures contracts.

'Invest in a company to control or manage it.

'Invest in exploration or development programs, such as oil, gas or mineral programs.

'Invest more than 10% of its total assets in securities of investment companies.

'Invest more than 5% of its net assets in warrants. If required by law, no more than 2% of the fund's net assets may be invested in warrants not listed on an exchange.

'Invest more than 10% of the Fund's net assets in securities and derivative instruments that are illiquid. For purposes of this policy, illiquid securities include some privately placed securities, public securities and Rule 144A securities that for one reason or another may no longer have a readily available market, loans and loan participations, repurchase agreements with maturities greater than seven days, non-negotiable fixed-time deposits and over-the-counter options.

In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities, the investment manager, under

PAGE 170
guidelines established by the board of directors, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the investment manager, under guidelines established by the board of directors, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.

Loans, loan participations and interests in securitized loan pools are interests in amounts owed by a corporate, governmental or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies or international agencies). Loans involve a risk of loss if the borrower defaults or becomes insolvent and may offer less legal protection to the fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lender or other financial intermediary.

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. The Fund may purchase short-term U.S. and Canadian government securities. The Fund may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's and S&P or the equivalent. The Fund may invest in bank obligations including negotiable certificates of deposit (CDs), non-negotiable fixed-time deposits, bankers' acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. Any cash-equivalent investments in foreign securities will be subject to that Fund's limitations on foreign investments. The Fund may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial U.S. banks. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired.

The Fund may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). A Fund does not pay for the securities or receive dividends or interest on them until the contractual settlement date. The Fund's custodian will maintain, in a segregated account, cash or liquid high-grade debt securities that are marked to market daily and are at least equal in value to the fund's commitments to purchase the securities. When-issued securities or forward commitments are subject to market fluctuations and they may affect the fund's total assets the same as owned securities.

PAGE 171
Unless the holders of a majority of the outstanding shares (as defined in the section entitled "Voting rights" of the prospectus) of Moneyshare agree to a change, Moneyshare will not:

'Invest more than 5% of its total assets, at market value, in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities.

'Buy on margin or sell short.

'Invest in a company to control or manage it.

'Purchase securities of an issuer if the directors and officers of the Fund, AEFC and IDS Life hold more than a certain percentage of the issuer's outstanding securities. If the holdings of all officers and directors of the Fund, AEFC and IDS Life who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Fund will not purchase securities of that issuer.

'Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of the fund's total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional portfolio securities at any time borrowing for temporary purposes exceeds 5%. The Fund has not borrowed in the past and has no present intention to borrow.

'Lend portfolio securities in excess of 30% of the Fund's net assets, at market value. The current policy of the Fund's board of directors is to make these loans, either long- or short-term, to broker-dealers. In making such loans, the Fund gets the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board of directors. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. A loan will not be made unless the opportunity for additional income outweighs the risks. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities.

'Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

'Invest in exploration or development programs, such as oil, gas or mineral programs.

PAGE 172
'Purchase common stocks, preferred stocks, warrants, other equity securities, corporate bonds or debentures, state bonds, municipal bonds, or industrial revenue bonds.

'Make cash loans. However, the Fund does make short-term investments which it may have an agreement with the seller to reacquire (See Appendix C).

'Invest in an investment company beyond 5% of its total assets taken at market and then only on the open market where the dealer's or sponsor's profit is limited to the regular commission. However, the Fund will not purchase or retain the securities of other open-end investment companies.

'Buy or sell real estate, commodities or commodity contracts.

'Intentionally invest more than 25% of the Fund's assets taken at market value in any particular industry, except with respect to investing in U.S. government or agency securities and bank obligations. Investments are varied according to what is judged advantageous under different economic conditions.

Unless changed by the board of directors, Moneyshare will not:

'Invest in securities that are not readily marketable (whether or not registration or the filing of a notification under the Securities Act of 1933, or the taking of similar action under other securities laws relating to the sale of securities is required).

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. The Fund may purchase short-term U.S. and Canadian government securities. The Fund may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's and S&P or the equivalent. The fund may invest in bank obligations including negotiable certificates of deposit (CDs), non-negotiable fixed-time deposits, bankers' acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. Any cash-equivalent investments in foreign securities will be subject to that Fund's limitations on foreign investments. The Fund may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial U.S. banks. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired. The security acquired by the Fund in a repurchase agreement can be any security the Fund can purchase directly and it may have a maturity of more than 13 months.

The Fund may invest in commercial paper rated in the highest rating category by at least two nationally recognized statistical rating organizations (or by one, if only one rating is assigned) and in

PAGE 173
unrated paper determined by the board of directors to be of comparable quality. The Fund also may invest up to 5% of its assets in commercial paper receiving the second highest rating or in unrated paper determined to be of comparable quality.

Unless the holders of a majority of the outstanding shares (as defined in the section entitled "Voting rights" of the prospectus) of Managed agree to a change, Managed will not:

'Invest more than 5% of its total assets, at market value, in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities. Up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

'Purchase securities of an issuer if the directors and officers of the Fund, AEFC and IDS Life hold more than a certain percentage of the issuer's outstanding securities. If the holdings of all officers and directors of the Fund, AEFC and IDS Life who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Fund will not purchase securities of that issuer.

'Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of the Fund's total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional portfolio securities at any time borrowing for temporary purposes exceeds 5%. The Fund has not borrowed in the past and has no present intention to borrow.

'Lend portfolio securities in excess of 30% of the Fund's net assets, at market value. The current policy of the Fund's board of directors is to make these loans, either long- or short-term, to broker-dealers. In making such loans, the Fund gets the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board of directors. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. A loan will not be made unless the opportunity for additional income outweighs the risks. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities.

'Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.
PAGE 174
'Concentrate in any one industry. According to the present interpretation by the SEC, this means no more than 25% of a Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

'Purchase more than 10% of the outstanding voting securities of an issuer.

'Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

'Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.

'Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

'Make a loan of any part of its assets to AEFC, to its directors and officers or to its own directors and officers.

'Issue senior securities, except to the extent that borrowing from banks, lending its securities, or entering into repurchase agreements or options or futures contracts may be deemed to constitute issuing a senior security.

Unless changed by the board of directors, Managed will not:

'Buy on margin or sell short, except it may enter into stock index futures and interest rate futures contracts.

'Invest in a company to control or manage it.

'Invest more than 10% of its total assets in securities of investment companies.

'Invest more than 5% of its total assets in securities of domestic or foreign companies, including any predecessors, that have a record of less than three years continuous operations.

'Pledge or mortgage its assets beyond 15% of total assets. If the Fund were ever to do so, valuation of the pledged or mortgaged assets would be based on market values. For purposes of this restriction, collateral arrangements for margin deposits on futures contracts are not deemed to be a pledge of assets.

'Invest more than 5% of its net assets in warrants. If required by law, no more than 2% of the Fund's net assets may be invested in warrants not listed on an exchange.

PAGE 175
'Invest in a company if its investments would result in the total holdings of all the funds in the IDS MUTUAL FUND GROUP being in excess of 15% of that company's issued shares.

'Invest more than 10% of the Fund's net assets in securities and derivative instruments that are illiquid. For purposes of this policy, illiquid securities include some privately placed securities, public securities and Rule 144A securities that for one reason or another may no longer have a readily available market, loans and loan participations, repurchase agreements with maturities greater than seven days, non-negotiable fixed-time deposits and over-the-counter options.

In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities, the investment manager, under guidelines established by the board of directors, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the investment manager, under guidelines established by the board of directors, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.

Loans, loan participations and interests in securitized loan pools are interests in amounts owed by a corporate, governmental or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies or international agencies). Loans involve a risk of loss if the borrower defaults or becomes insolvent and may offer less legal protection to the fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lender or other financial intermediary.

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. The Fund may purchase short-term U.S. and Canadian government securities. The Fund may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's and S&P or the equivalent. The Fund may invest in bank obligations including negotiable certificates of deposit (CDs), non-negotiable fixed-time deposits, bankers' acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. Any cash-equivalent investments in foreign securities

PAGE 176
will be subject to that Fund's limitations on foreign investments. The Fund may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial U.S. banks. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired.

The Fund may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). A Fund does not pay for the securities or receive dividends or interest on them until the contractual settlement date. The Fund's custodian will maintain, in a segregated account, cash or liquid high-grade debt securities that are marked to market daily and are at least equal in value to the Fund's commitments to purchase the securities. When-issued securities or forward commitments are subject to market fluctuations and they may affect the Fund's total assets the same as owned securities.

For a discussion on corporate bond ratings and additional information on investment policies, see Appendix A. For a discussion on foreign currency transactions, see Appendix B. For a discussion on money market securities, see Appendix C. For a discussion on options and stock index futures contracts, see
Appendix D. For a discussion on options and interest rate futures contracts, see Appendix E. For a discussion on dollar-cost averaging, see Appendix F.

PORTFOLIO TRANSACTIONS

Subject to policies set by the board of directors, AEFC, IDS International, Inc. (International) and IDS Life are authorized to determine, consistent with the Funds' investment goals and policies, which securities will be purchased, held or sold. In determining where buy and sell orders are to be placed, AEFC, International and IDS Life have been directed to use their best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board of directors. IDS Life intends to direct AEFC and International to execute trades and negotiate commissions on its behalf. These services are covered by the Investment Advisory Agreement between AEFC and IDS Life and the Sub-Investment Advisory Agreement between AEFC and International. When AEFC and International act on IDS Life's behalf for the Funds, they follow the rules described here for IDS Life.

AEFC has a strict Code of Ethics that prohibits its affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for any fund or trust for which it acts as investment manager. AEFC carefully monitors compliance with its Code of Ethics.

PAGE 177
On occasion, it may be desirable for Capital Resource, International Equity, Aggressive Growth, Special Income or Managed Funds to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The boards of directors have adopted a policy authorizing IDS Life to do so to the extent authorized by law, if IDS Life determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or IDS Life's, AEFC's or International's overall responsibilities to the funds in the IDS MUTUAL FUND GROUP.

Research provided by brokers supplements AEFC's and International's own research activities. Research services include economic data on, and analysis of: the U.S. economy and specific industries within the economy; information about specific companies, including earning estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which includes the research, portfolio management and trading functions and such other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, IDS Life must follow procedures authorized by the board of directors. To date, three procedures have been authorized. One procedure permits IDS Life to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits IDS Life, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in the security. The commission paid generally includes compensation for research services. The third procedure permits IDS Life, in order to obtain research and brokerage services, to cause each fund to pay a commission in excess of the amount another broker might have charged.

IDS Life has advised the Funds that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as: handling of large orders; willingness of a broker to risk its own money by taking a position in a security; and specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the

PAGE 178
lowest commission, but IDS Life believes it may obtain better overall execution. IDS Life has assured the Funds that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions shall be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if, in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by IDS Life, AEFC and International in providing advice to all the funds in the IDS MUTUAL FUND GROUP and other accounts advised by IDS Life, AEFC and International, even though it is not possible to relate the benefits to any particular fund or account.

Normally, the securities of Special Income and Moneyshare Funds are traded on a principal rather than an agency basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. AEFC does not pay the dealer commissions.
Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

Each investment decision made for each fund is made independently from any decision made for another fund in the IDS MUTUAL FUND
GROUP or other account advised by AEFC or any AEFC subsidiary.

When a fund buys or sells the same security as another fund or account, AEFC or International carries out the purchase or sale in a way the fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by a fund, the fund hopes to gain an overall advantage in execution. AEFC and International have assured the Funds they will continue to seek ways to reduce brokerage costs.

On a periodic basis, AEFC and International make a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency and research services.

The Funds have paid the following brokerage commissions:
  Fiscal year ended      Capital      International    Aggressive    Special
  Aug. 31,               Resource        Equity          Growth      Income     Managed
  1994                    5,296,360     3,039,515       756,105       19,938    2,543,362

  1995                    7,692,690     2,466,949     2,171,645       34,918    3,072,774

  1996                   13,416,430     3,551,512     5,313,285       23,608    3,683,714

Transactions amounting to $357,819,000 and $101,211,000 with related commissions of $643,163 and $113,959 were directed to brokers by Capital Resource and Managed Funds, respectively, because of research services received for the fiscal year ended
Aug. 31, 1996.
/TABLE

PAGE 179
Capital Resource Fund's acquisition during the fiscal year ended
Aug. 31, 1996, of securities of its regular brokers or dealers or of the parents of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities is presented below:

                                     Value of Securities
                                      Owned at End of
Name of Issuer                           Fiscal Year
Dean Witter                             $ 3,797,766
First Chicago                            29,837,500
Goldman Sachs                            11,580,733
Morgan Stanley                            4,796,440

International Equity Fund's acquisition during the fiscal year ended Aug. 31, 1996 of securities of its regular brokers or dealers or of the parents of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities is presented below:

                                     Value of Securities
                                      Owned at End of
Name of Issuer                           Fiscal Year
Dean Witter                             $ 7,961,280
Goldman Sachs                             9,331,434
Merrill Lynch                            12,588,765

Aggressive Growth Fund's acquisition during the fiscal year ended
Aug. 31, 1996, of securities of its regular brokers or dealers or of the parents of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities is presented below:

                                     Value of Securities
                                      Owned at End of
Name of Issuer                           Fiscal Year
Dean Witter                             $9,254,988
First Chicago                            7,669,392
Morgan Stanley                           9,949,935
Nations Bank                             6,498,772

Special Income Fund's acquisition during the fiscal year ended
Aug. 31, 1996, of securities of its regular brokers or dealers or of the parents of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities is presented below:

                                     Value of Securities
                                      Owned at End of
Name of Issuer                           Fiscal Year
BankAmerica                             $ 7,575,675
Dean Witter                               7,495,592
Goldman Sachs                            12,923,931
Salomon Brothers                          4,969,600

PAGE 180
Moneyshare Fund's acquisition during the fiscal year ended
Aug. 31, 1996, of securities of its regular brokers or dealers or of the parents of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities is presented below:

                                     Value of Securities
                                      Owned at End of
Name of Issuer                           Fiscal Year
Goldman Sachs                           $3,994,550
Merrill Lynch                            6,460,913

Managed Fund's acquisition during the fiscal year ended Aug. 31, 1996, of securities of its regular brokers or dealers or of the parents of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities is presented below:
                                     Value of Securities
                                      Owned at End of
Name of Issuer                           Fiscal Year
Dean Witter                             $32,572,295
Merrill Lynch                             4,880,552
Morgan Stanley                           54,995,728
Salomon Brothers                         23,875,940

The portfolio turnover rate for Capital Resource Fund was 88% in fiscal year ended Aug. 31, 1995 and 131% in fiscal year ended Aug. 31, 1996. The portfolio turnover rate for Managed Fund was 72% in fiscal year ended Aug. 31, 1995 and 85% in fiscal year ended Aug. 31, 1996.

The portfolio turnover rate for International Equity Fund was 38% in fiscal year ended Aug. 31, 1995 and 58% in fiscal year ended Aug. 31, 1996. The portfolio turnover rate for Aggressive Growth Fund was 116% in fiscal year ended Aug. 31, 1995 and 189% in fiscal year ended Aug. 31, 1996.

The Portfolio turnover rate for Special Income was 56% in fiscal year ended Aug. 31, 1995 and 56% in fiscal year ended Aug. 31, 1996.

BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH IDS LIFE

Affiliates of American Express Company (American Express) (of which IDS Life is a wholly owned indirect subsidiary) may engage in brokerage and other securities transactions on behalf of Capital Resource, International Equity, Aggressive Growth, Special Income and Managed Funds in accordance with procedures adopted by the Funds' boards of directors and to the extent consistent with applicable provisions of the federal securities laws. IDS Life will use an American Express affiliate only if (i) IDS Life determines that a fund will receive prices and executions at least as favorable as those offered by qualified independent brokers

PAGE 181
performing similar brokerage and other services for the Fund and
(ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

AEFC may direct brokerage to compensate an affiliate. AEFC will receive research on South Africa from New Africa Advisors, a wholly-owned subsidiary of Sloan Financial Group. AEFC owns 100% of IDS Capital Holdings Inc. which in turn owns 40% of Sloan Financial Group. New Africa Advisors will send research to AEFC and in turn American Express Financial Corporation will direct trades to a particular broker. The broker will have an agreement to pay New Africa Advisors. All transactions will be on a best execution basis. Compensation received will be reasonable for the services rendered.

No brokerage commissions were paid by Moneyshare Fund to brokers affiliated with IDS Life for the fiscal year ended Aug. 31, 1995.

Information about brokerage commissions paid by Capital Resource
Fund for the last three fiscal years to brokers affiliated with IDS Life is contained in the following table:

                  For the Fiscal Year Ended Aug. 31,
                                                      1996                            1995            1994
                                Aggregate                   Percent of             Aggregate       Aggregate
                                Dollar                      Aggregate Dollar       Dollar          Dollar
                                Amount of     Percent of    Amount of              Amount of       Amount of
                  Nature        Commissions   Aggregate     Transactions           Commissions     Commissions
                  of            Paid to       Brokerage     Involving Payment      Paid to         Paid to
  Broker          Affiliation   Broker        Commissions   of Commissions         Broker          Broker
  Lehman             (1)         None             --%              --%              None           $ 71,398
  Brothers,
  Inc.

  The Robinson       (2)         None             --               --               None              6,300
  Humphrey
  Company, Inc.

  American           (3)         $841,159         6.27             10.58           $829,258         412,316
  Enterprise
  Investment
  Services, Inc.

(1) Under common control with AEFC as a subsidiary of American
Express until May 31, 1994.
(2) Under common control with AEFC as an indirect subsidiary of American Express until July 30, 1993.
(3) Wholly owned subsidiary of AEFC.

Information about brokerage commissions paid by International
Equity Fund during the last three fiscal periods to brokers affiliated with IDS Life is contained in the following table:

PAGE 182

                 For the Fiscal Period Ended Aug. 31,

                                                      1996                            1995            1994
                                Aggregate                   Percent of             Aggregate       Aggregate
                                Dollar                      Aggregate Dollar       Dollar          Dollar
                                Amount of     Percent of    Amount of              Amount of       Amount of
                  Nature        Commissions   Aggregate     Transactions           Commissions     Commissions
                  of            Paid to       Brokerage     Involving Payment      Paid to         Paid to
  Broker          Affiliation   Broker        Commissions   of Commissions         Broker          Broker
  American           (1)         None              --%           --%                None           $4,372
  Enterprise
  Investment
  Services, Inc.

(1) Wholly owned subsidiary of AEFC.

Information about brokerage commissions paid by Aggressive Growth
Fund for the last three fiscal periods to brokers affiliated with IDS Life is contained in the following table:

                 For the Fiscal Period Ended Aug. 31,

                                                      1996                            1995            1994
                                Aggregate                   Percent of             Aggregate       Aggregate
                                Dollar                      Aggregate Dollar       Dollar          Dollar
                                Amount of     Percent of    Amount of              Amount of       Amount of
                  Nature        Commissions   Aggregate     Transactions           Commissions     Commissions
                  of            Paid to       Brokerage     Involving Payment      Paid to         Paid to
  Broker          Affiliation   Broker        Commissions   of Commissions         Broker          Broker
  Lehman             (1)         None             --%              --%              None           $15,342
  Brothers,
  Inc.

  The Robinson       (2)         None             --               --               None             3,150
  Humphrey
  Company, Inc.

  American           (3)        $245,269          4.62             8.01            $222,443         41,833
  Enterprise
  Investment
  Services, Inc.

(1) Under common control with AEFC as a subsidiary of American
Express until May 31, 1994.
(2) Under common control with AEFC as an indirect subsidiary of American Express until July 30, 1993.
(3) Wholly owned subsidiary of AEFC.

Information about brokerage commissions paid by Special Income Fund during the last three fiscal years to brokers affiliated with IDS
Life is contained in the following table:

                  For the Fiscal Year Ended Aug. 31,

                                                      1996                            1995            1994
                                Aggregate                   Percent of             Aggregate       Aggregate
                                Dollar                      Aggregate Dollar       Dollar          Dollar
                                Amount of     Percent of    Amount of              Amount of       Amount of
                  Nature        Commissions   Aggregate     Transactions           Commissions     Commissions
                  of            Paid to       Brokerage     Involving Payment      Paid to         Paid to
  Broker          Affiliation   Broker        Commissions   of Commissions         Broker          Broker
  American           (1)         None             --%              --%              None           $666
  Enterprise
  Investment
  Services, Inc.

PAGE 183
(1) Wholly owned subsidiary of AEFC.

Information about brokerage commissions paid by Managed Fund during the last three fiscal years to brokers affiliated with IDS Life is contained in the following table:

                  For the Fiscal Year Ended Aug. 31,

                                                      1996                            1995            1994
                                Aggregate                   Percent of             Aggregate       Aggregate
                                Dollar                      Aggregate Dollar       Dollar          Dollar
                                Amount of     Percent of    Amount of              Amount of       Amount of
                  Nature        Commissions   Aggregate     Transactions           Commissions     Commissions
                  of            Paid to       Brokerage     Involving Payment      Paid to         Paid to
  Broker          Affiliation   Broker        Commissions   of Commissions         Broker          Broker
  Lehman             (1)         None             --%              --%              None           $ 86,076
  Brothers,
  Inc.

  The Robinson       (2)         None             --               --               None             24,338
  Humphrey
  Company, Inc.

  American           (3)        $76,269           2.07             4.49            $131,456         127,304
  Enterprise
  Investment
  Services, Inc.

(1) Under common control with AEFC as a subsidiary of American
Express until May 31, 1994.
(2) Under common control with AEFC as an indirect subsidiary of American Express until July 30, 1993.
(3) Wholly owned subsidiary of AEFC.

PERFORMANCE INFORMATION

Each Fund may quote various performance figures to illustrate past performance. Average annual total return and current yield quotations used by a fund are based on standardized methods of computing performance as required by the SEC. An explanation of these and any other methods used by each Fund to compute performance follows below.

Average annual total return

Each Fund may calculate average annual total return for certain periods by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                           P(1+T)n = ERV

where:      P = a hypothetical initial payment of $1,000
            T = average annual total return
            n = number of years
          ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

PAGE 184
Aggregate total return

Each Fund may calculate aggregate total return for certain periods representing the cumulative change in the value of an investment in a fund over a specified period of time according to the following formula:

                             ERV - P
                                P

where:  P  =  a hypothetical initial payment of $1,000
      ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

Annualized yield and Distribution yield

Special Income Fund may calculate an annualized yield by dividing the net investment income per share deemed earned during a 30-day period by the public offering price per share (including the maximum sales charge) on the last day of the period and annualizing the results.

Yield is calculated according to the following formula:

                     Yield = 2[(a-b + 1)6 - 1]
                                cd

where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements)
            c = the average daily number of shares outstanding
                during the period that were entitled to receive dividends
            d = the maximum offering price per share on the last
                day of the period

The Fund's annualized yield was 3.95% for the 30-day period ended
Aug. 31, 1996.

The Fund's yield, calculated as described above according to the formula prescribed by the SEC, is a hypothetical return based on market value yield to maturity for the Fund's securities. It is not necessarily indicative of the amount which was or may be paid to the contract owners. Actual amounts paid to contract owners are reflected in the distribution yield.

Distribution yield is calculated according to the following formula:

                        D   x   F   =  DY
                       NAV      30

PAGE 185
where:    D  =  sum of dividends for 30 day period
        NAV  =  beginning of period net asset value
          F  =  annualizing factor
         DY  =  distribution yield

The Fund's distribution yield was 3.40% for the 30-day period ended
Aug. 31, 1996.

Moneyshare Fund calculates annualized simple and compound yields based on a seven-day period.

The simple yield is calculated by determining the net change in the value of a hypothetical account having a balance of one share at the beginning of the seven-day period, dividing the net change in account value by the value of the account at the beginning of the period to obtain the return for the period, and multiplying that return by 365/7 to obtain an annualized figure. The value of the hypothetical account includes the amount of any declared dividends, the value of any shares purchased with any dividend paid during the period and any dividends declared for such shares. The Fund's yield does not include any realized or unrealized gains or losses.

Moneyshare Fund calculates its compound yield according to the following formula:

Compound Yield = (return for seven day period + 1) 365/7 - 1

Moneyshare Fund's simple annualized yield was 4.79% and its compound yield was 4.90% for the seven days ended Aug. 31, 1996, the last business day of the Fund's fiscal year. The Fund's simple yield was 4.90% and the compound yield was 5.02% for the seven days ended Sept. 30, 1996.

Yield, or rate of return, on Moneyshare Fund shares may fluctuate daily and does not provide a basis for determining future yields. However, it may be used as one element in assessing how the Fund is meeting its goal. When comparing an investment in the Fund with savings accounts and similar investment alternatives, you must consider that such alternatives often provide an agreed to or guaranteed fixed yield for a stated period of time, whereas the fund's yield fluctuates. In comparing the yield of one money market fund to another, you should consider each fund's investment policies, including the types of investments permitted.

REMEMBER THAT THESE YIELDS ARE THE RETURN TO THE SHAREHOLDER (THE
VARIABLE ACCOUNTS), NOT TO THE VARIABLE ANNUITY CONTRACT OWNER.
SEE YOUR ANNUITY PROSPECTUS FOR A DISCUSSION OF THE DIFFERENCES.

In sales material and other communications, the Funds may quote, compare or refer to rankings, yields or returns as published by independent statistical services or publishers and publications such as The Bank Rate Monitor National Index, Barron's, Business Week, Donoghue's Money Market Fund Report, Financial Services Week,

PAGE 186
Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

VALUING EACH FUND'S SHARES

On Aug. 31, 1996, the computation of the value of an individual share looked like this:

Capital Resource Fund
                                                 Net asset value
     Net assets            Shares outstanding    of one share
$4,371,868,864     divided by 170,998,178     =   $25.57

International Equity Fund
                                                 Net asset value
     Net assets            Shares outstanding    of one share
$1,874,450,393     divided by 140,912,770     =   $13.30

Aggressive Growth Fund
                                                 Net asset value
     Net assets            Shares outstanding    of one share
$1,941,094,882     divided by 120,996,059     =   $16.04

Special Income Fund
                                                 Net asset value
     Net assets            Shares outstanding    of one share
$1,911,847,626     divided by 165,711,504     =   $11.54

Managed Fund
                                                 Net asset value
     Net assets            Shares outstanding    of one share
$3,481,917,294     divided by 217,610,488     =   $16.00

Capital Resource, International Equity, Aggressive Growth, Special Income and Managed Funds' portfolio securities are valued as follows as of the close of business of the New York Stock Exchange:

'Securities, except bonds other than convertibles, traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

'Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and if none exists, to the over-the-counter market.

'Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

PAGE 187
'Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System, are valued at the mean of the closing bid and asked prices.

'Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

'Foreign securities traded outside the United States are generally valued as of the time their trading is complete which is usually different from the close of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the New York Stock Exchange that will not be reflected in the computation of a fund's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the funds' boards of directors.

'Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

'Securities without a readily available market price, bonds other than convertibles and other assets are valued at fair value as determined in good faith by the boards of directors. The boards of directors are responsible for selecting methods they believe provide fair value. When possible, bonds are valued by a pricing service independent from a fund. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

Moneyshare Fund intends to use its best efforts to maintain a constant net asset value of $1 per share although there is no assurance it will be able to do so. Accordingly, the Fund uses the amortized cost method in valuing its portfolio.

Short-term securities maturing in 60 days or less are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to

PAGE 188
maturity value on the maturity date. It does not take into consideration unrealized capital gains or losses. All of the securities in the Fund's portfolio will be valued at their amortized cost.

In addition, Moneyshare Fund must abide by certain conditions. It must only invest in securities of high quality which present minimal credit risks as determined by the board of directors. This means that the rated commercial paper in the Fund's portfolio will be issues that have been rated in the highest rating category by at least two nationally recognized statistical rating organizations (or by one if only one rating is assigned) and in unrated paper determined by the Fund's board of directors to be comparable. The fund must also purchase securities with original or remaining maturities of 13 months or less, and maintain a dollar-weighted average portfolio maturity of 90 days or less. In addition, the board of directors must establish procedures designed to stabilize the Fund's price per share for purposes of sales and redemptions at $1 to the extent that it is reasonably possible to do so. These procedures include review of the Fund's portfolio securities by the Board, at intervals deemed appropriate by it, to determine whether the Fund's net asset value per share computed by using the available market quotations deviates from a share value of $1 as computed using the amortized cost method. The board must consider any deviation that appears, and if it exceeds 0.5%, it must determine what action, if any, needs to be taken. If the board determines that a deviation exists that may result in a material dilution of the holdings of the variable accounts or investors, or in other unfair consequences for such people, it must undertake remedial action that it deems necessary and appropriate. Such action may include withholding dividends, calculating net asset value per share for purposes of sales and redemptions in kind, and selling portfolio securities before maturity in order to realize capital gain or loss or to shorten average portfolio maturity.

In other words, while the amortized cost method provides certainty and consistency in portfolio valuation, it may, from time to time, result in valuations of portfolio securities that are either somewhat higher or lower than the prices at which the securities could be sold. This means that during times of declining interest rates, the yield on Moneyshare Fund's shares may be higher than if valuations of portfolio securities were made based on actual market prices and estimates of market prices. Accordingly, if use of the amortized cost method were to result in a lower portfolio value at a given time, a prospective investor in the Fund would be able to obtain a somewhat higher yield than if portfolio valuation were based on actual market values. The Variable Accounts, on the other hand, would receive a somewhat lower yield than they would otherwise receive. The opposite would happen during a period of rising interest rates.

The New York Stock Exchange, AEFC, IDS Life and the Funds will be closed on the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day,
Thanksgiving Day and Christmas Day.

PAGE 189
INVESTING IN THE FUNDS

You cannot buy shares of the Funds directly. The only way you can invest in the Funds at the current time is by buying an annuity contract and directing the allocation of part or all of your net purchase payment to the variable accounts, which will invest in shares of Capital Resource, International Equity, Aggressive Growth, Special Income, Moneyshare or Managed Funds. Please read the Funds' prospectus along with your annuity prospectus for further information.

Sales Charges and Surrender or Withdrawal Charges

The Funds do not assess sales charges, either when they sell or when they redeem securities. The surrender or withdrawal charges that may be assessed under your annuity contract are described in your annuity prospectus, as are the other charges that apply to your annuity contract and to the variable accounts.

Shares of the Fund may not be held by persons who are residents of, or domiciled in, Brazil. The Fund reserves the right to redeem accounts of shareholders who establish residence or domicile in Brazil.

REDEEMING SHARES

The Funds will redeem any shares presented by a shareholder
(variable account) for redemption. The variable accounts' policies on when or whether to buy or redeem fund shares are described in your annuity prospectus.

During an emergency, the boards of directors can suspend the computation of net asset value, stop accepting payments for purchase of shares or suspend the duty of the Funds to redeem shares for more than 7 days. Such emergency situations would occur if:

'The New York Stock Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted,

'Disposal of a Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

'The Securities and Exchange Commission, under the provisions of the Investment Company Act of 1940, as amended, declares a period of emergency to exist.

Should a Fund stop selling shares, the directors may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all contract owners.

PAGE 190
TAXES

International Equity Fund may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or if 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

AGREEMENTS WITH IDS LIFE AND AMERICAN EXPRESS FINANCIAL CORPORATION

Investment Management Services Agreement

Each Fund has an Investment Management Services Agreement with IDS Life. The Funds have retained IDS Life to, among other things, counsel and advise the Funds and their directors in connection with the formulation of investment programs designed to accomplish the Funds' investment objectives, and to determine, consistent with the Funds' investment objectives and policies, which securities in IDS Life's discretion shall be purchased, held or sold, subject always to the direction and control of the boards of directors. The Funds do not maintain their own research departments or record-keeping services. These services are provided by IDS Life under the Investment Management Services Agreement.

The Agreement provides that, in addition to paying its own management fee, brokerage costs and certain taxes, each Fund pays
IDS Life an amount equal to the cost of certain expenses incurred and paid by IDS Life in connection with the Fund's operations.

For its services, IDS Life is paid a fee based on the following schedules:

Capital Resource

  assets                 Annual rate at
(billions)              each asset level
First $1                     0.630%
Next  $1                     0.615
Next  $1                     0.600
Next  $3                     0.585
Over  $6                     0.570

International Equity

  assets                 Annual rate at
(billions)              each asset level
First $0.25                  0.870%
Next  $0.25                  0.855
Next  $0.25                  0.840
Next  $0.25                  0.825
Next  $1                     0.810
Over  $2                     0.795

PAGE 191
Aggressive Growth

  assets                 Annual rate at
(billions)              each asset level
First $0.25                  0.650%
Next  $0.25                  0.635
Next  $0.25                  0.620
Next  $0.25                  0.605
Next  $1                     0.590
Over  $2                     0.575

Special Income

  assets                 Annual rate at
(billions)              each asset level
First $1                     0.610%
Next  $1                     0.595
Next  $1                     0.580
Next  $3                     0.565
Next  $3                     0.550
Over  $9                     0.535

Moneyshare

  assets                 Annual rate at
(billions)              each asset level
First $1                     0.510%
Next  $0.5                   0.493
Next  $0.5                   0.475
Next  $0.5                   0.458
Over  $2.5                   0.440

Managed

  assets                 Annual rate at
(billions)              each asset level
First $0.5                   0.630%
Next  $0.5                   0.615
Next  $1                     0.600
Next  $1                     0.585
Next  $3                     0.570
Over  $6                     0.550

On Aug. 31, 1996, the daily rate applied to the Fund's assets on an annual basis, was 0.604% for Capital Resource, 0.824% for International Equity, 0.609% for Aggressive Growth, 0.603% for Special Income, 0.510% for Moneyshare and 0.598% for Managed. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made.

PAGE 192
The management fee is paid monthly. Under the prior and current agreements, the total amount paid for Capital Resource was $26,046,720 for the fiscal year ended August 31, 1996, $20,450,401 for the fiscal year 1995 and $16,497,309 for fiscal year 1994.

Under the prior and current agreements, the total amount paid for International Equity was $13,990,974 for the fiscal year ended
August 31, 1996, $10,869,439 for the fiscal year 1995 and $6,212,919 for fiscal year 1994.

Under the prior and current agreements, the total amount paid for Aggressive Growth was $10,459,512 for the fiscal year ended August 31, 1996, $6,579,414 for the fiscal year 1995 and $3,298,361 for fiscal year 1994.

Under the prior and current agreements, the total amount paid for Special Income was $11,311,856 for the fiscal year ended August 31, 1996, $9,542,823 for the fiscal year 1995 and $10,547,321 for fiscal year 1994.

Under the prior and current agreements, the total amount paid for Moneyshare was $1,283,789 for the fiscal year ended August 31, 1996, $1,041,050 for the fiscal year 1995 and $936,246 for fiscal year 1994.

Under the prior and current agreements, the total amount paid for Managed was $19,987,805 for the fiscal year ended August 31, 1996, $16,720,930 for the fiscal year 1995 and $14,142,061 for fiscal year 1994.

Under the current Agreement, the expenses of IDS Life that each Fund has agreed to reimburse are: taxes, brokerage commissions, custodian fees and expenses, audit expenses, cost of items sent to contract owners, postage, fees and expenses paid to directors who are not officers or employees of IDS Life or AEFC fees and expenses of attorneys, costs of fidelity and surety bonds, SEC registration fees, expenses of preparing prospectuses and of printing and distributing prospectuses to existing contract owners, losses due to theft or other wrong doing or due to liabilities not covered by bond or agreement, expenses incurred in connection with lending portfolio securities of the funds and expenses properly payable by the funds, approved by the boards of directors. All other expenses are borne by IDS Life.

Under a current and prior agreement:

Capital Resource paid nonadvisory expenses of $1,237,584 for the fiscal year ended August 31, 1996, $1,289,211 for the fiscal year
1995 and $898,844 for fiscal year 1994.

PAGE 193
International Equity paid nonadvisory expenses of $1,439,851 for the fiscal year ended August 31, 1996, $1,758,233 for the fiscal year 1995 and $653,810 for fiscal year 1994.

Aggressive Growth paid nonadvisory expenses of $555,212 for the fiscal year ended August 31, 1996, $397,865 for the fiscal year
1995 and $228,325 for fiscal year 1994.

Special Income paid nonadvisory expenses of $534,757 for the fiscal year ended August 31, 1996, $527,883 for the fiscal year 1995 and $452,235 for fiscal year 1994.

Moneyshare paid nonadvisory expenses of $134,008 for the fiscal year ended August 31, 1996, $68,790 for the fiscal year 1995 and $49,909 for fiscal year 1994.

Managed paid nonadvisory expenses of $857,900 for the fiscal year ended August 31, 1996, $1,006,486 for the fiscal year 1995 and $737,946 for fiscal year 1994.

Administrative Services Agreement

The Funds have an Administrative Services Agreement with AEFC.
Under this agreement, the Funds pay AEFC for providing administration and accounting services. The fee is calculated as follows:

Capital Resource

  Assets                 Annual rate at
(billions)              each asset level
First $1                     0.050%
Next  $1                     0.045
Next  $1                     0.040
Next  $3                     0.035
Over  $6                     0.030

International Equity

  Assets                 Annual rate at
(billions)              each asset level
First $0.25                  0.060%
Next  $0.25                  0.055
Next  $0.25                  0.050
Next  $0.25                  0.045
Next  $1                     0.040
Over  $2                     0.035

PAGE 194
Aggressive Growth

  Assets                 Annual rate at
(billions)              each asset level
First $0.25                  0.060%
Next  $0.25                  0.055
Next  $0.25                  0.050
Next  $0.25                  0.045
Next  $1                     0.040
Over  $2                     0.035

Special Income

  Assets                 Annual rate at
(billions)              each asset level
First $1                     0.050%
Next  $1                     0.045
Next  $1                     0.040
Next  $3                     0.035
Next  $3                     0.030
Over  $9                     0.025

Moneyshare

  Assets                 Annual rate at
(billions)              each asset level
First $1                     0.030%
Next  $0.5                   0.027
Next  $0.5                   0.025
Next  $0.5                   0.022
Over  $2.5                   0.020

Managed

  Assets                 Annual rate at
(billions)              each asset level
First $0.5                   0.040%
Next  $0.5                   0.035
Next  $1                     0.030
Next  $1                     0.025
Next  $3                     0.020
Over  $6                     0.020

On Aug. 31, 1996, the daily rate applied to Capital Resource was equal to 0.041% on an annual basis.

On Aug. 31, 1996, the daily rate applied to International Equity was equal to 0.045% on an annual basis.

On Aug. 31, 1996, the daily rate applied to Aggressive Growth was equal to 0.046% on an annual basis.

On Aug. 31, 1996, the daily rate applied to Special Income was equal to 0.048% on an annual basis.

PAGE 195
On Aug. 31, 1996, the daily rate applied to Moneyshare was equal to 0.030% on an annual basis.

On Aug. 31, 1996, the daily rate applied to Managed was equal to 0.029% on an annual basis.

Investment Advisory Agreements

IDS Life and AEFC have an Investment Advisory Agreement under which AEFC executes purchases and sales and negotiates brokerage as directed by IDS Life. For its services, IDS Life pays AEFC a fee based on a percentage of each Fund's average daily net assets for the year. This fee is equal to 0.35% for International Equity Fund and 0.25% for each remaining fund.

AEFC has a Sub-Investment Advisory Agreement with IDS
International, Inc. under which AEFC pays IDS International, Inc. a fee equal on an annual basis to 0.50% of International Equity
Fund's daily net assets for providing investment advice for the Fund.

For the fiscal year ended Aug. 31, 1994, IDS Life paid AEFC
$6,382,698 for its services in connection with Capital Resource
Fund. For fiscal year 1995, the amount was $8,118,175 and for fiscal year 1996 it was $10,767,468.

For the fiscal period ended Aug. 31, 1994, IDS Life paid AEFC
$3,468,822 for its services in connection with International Equity Fund. For fiscal year 1995, the amount was $4,947,617 and for fiscal year 1996 it was $5,895,097.

For the fiscal period ended Aug. 31, 1994, IDS Life paid AEFC
$1,276,540 for its services in connection with Aggressive Growth
Fund. For fiscal year 1995, the amount was $2,589,057 and for fiscal year 1996 it was $4,281,869.

For the fiscal year ended Aug. 31, 1994, IDS Life paid AEFC
$4,080,208 for its services in connection with Special Income Fund. For fiscal year 1995, the amount was $3,806,813 and for fiscal year 1996 it was $4,698,757.

For the fiscal year ended Aug. 31, 1994, IDS Life paid AEFC
$433,482 for its services in connection with Moneyshare Fund. For fiscal year 1995, the amount was $494,845 and for fiscal year 1996 it was $621,885.

For the fiscal year end Aug. 31, 1994, IDS Life paid AEFC
$5,471,820 for its services in connection with Managed Fund. For fiscal year 1995, the amount was $6,674,716 and for fiscal year
1996 it was $8,355,352.

Information concerning other funds advised by IDS Life or AEFC is contained in the prospectus.

PAGE 196
DIRECTORS AND OFFICERS

The following is a list of the Fund's directors who also are directors of all other funds in the IDS MUTUAL FUND GROUP. All shares have cumulative voting rights when voting on the election of directors.

Lynne V. Cheney+'
Born in 1941
American Enterprise Institute
for Public Policy Research (AEI)
1150 17th St., N.W.
Washington, D.C.

Distinguished Fellow AEI. Former Chair of National Endowment of the Humanities. Director, The Reader's Digest Association Inc.,
Lockheed-Martin and the Interpublic Group of Companies, Inc.
(advertising).

Robert F. Froehlke+
Born in 1922.
1201 Yale Place
Minneapolis, MN

Former president of all funds in the IDS MUTUAL FUND GROUP. Director, the ICI Mutual Insurance Co., Institute for Defense Analyses, Marshall Erdman and Associates, Inc. (architectural engineering) and Public Oversight Board of the American Institute of Certified Public Accountants.

David R. Hubers+**
Born in 1943.
2900 IDS Tower
Minneapolis, MN

President, chief executive officer and director of AEFC.
Previously, senior vice president, finance and chief financial officer of AEFC.

Heinz F. Hutter+'
Born in 1929.
P.O. Box 5724
Minneapolis, MN

Former president and chief operating officer, Cargill, Incorporated (commodity merchants and processors).

Anne P. Jones
Born in 1935.
5716 Bent Branch Rd.
Bethesda, MD

Attorney and telecommunications consultant. Former partner, law firm of Sutherland, Asbill & Brennan. Director, Motorola, Inc. and C-Cor Electronics, Inc.

Melvin R. Laird
Born in 1922.
Reader's Digest Association, Inc.
1730 Rhode Island Ave., N.W.
Washington, D.C.

Senior counsellor for national and international affairs, The Reader's Digest Association, Inc. Former nine-term congressman, secretary of defense and presidential counsellor. Director, Martin Marietta Corp., Metropolitan Life Insurance Co., The Reader's Digest Association, Inc., Science Applications International Corp., Wallace Reader's Digest Funds and Public Oversight Board (SEC Practice Section, American Institute of Certified Public Accountants).

James A. Mitchell**
Born in 1941.
2900 IDS Tower
Minneapolis, MN

Executive Vice President, AEFC. Director, chairman of the board and chief executive officer, IDS Life.

William R. Pearce+*
Born in 1927.
901 S. Marquette Ave.
Minneapolis, MN

President of all funds in the IDS MUTUAL FUND GROUP since June
1993.  Former vice chairman of the board, Cargill, Incorporated
(commodity merchants and processors).

Edson W. Spencer+
Born in 1926.
4900 IDS Center
80 S. 8th St.
Minneapolis, MN

President, Spencer Associates Inc. (consulting). Former chairman of the board and chief executive officer, Honeywell Inc. Director, Boise Cascade Corporation (forest products). Member of
International Advisory Council of NEC (Japan).

John R. Thomas**
Born in 1937.
2900 IDS Tower
Minneapolis, MN

Senior vice president and director of AEFC.

PAGE 198
Wheelock Whitney+
Born in 1926.
1900 Foshay Tower
821 Marquette Ave.
Minneapolis, MN

Chairman, Whitney Management Company (manages family assets).

C. Angus Wurtele'
Born in 1934.
Valspar Corporation
Suite 1700
Foshay Tower
Minneapolis, MN

Chairman of the board and retired chief executive officer, The
Valspar Corporation (paints).  Director, Bemis Corporation
(packaging), Donaldson Company (air cleaners & mufflers) and
General Mills, Inc. (consumer foods).

+ Member of executive committee.
' Member of joint audit committee.
* Interested person by reason of being an officer and employee of the funds.
**Interested person by reason of being an officer, director, employee and/or shareholder of AEFC or American Express.

The board also has appointed officers who are responsible for day-to-day business decisions based on policies it has established.

OFFICERS WHO ALSO ARE OFFICERS AND/OR EMPLOYEES OF AEFC

Peter J. Anderson
Born in 1942.
IDS Tower 10
Minneapolis, MN

Vice president-investments of all funds in the IDS MUTUAL FUND
GROUP.  Director and senior vice president-investments of AEFC.

Melinda S. Urion
Born in 1953.
IDS Tower 10
Minneapolis, MN

Treasurer of all funds in the IDS MUTUAL FUND GROUP. Vice president and corporate controller of AEFC. Director and executive vice president and controller of IDS Life Insurance Company.

PAGE 199
Besides Mr. Pearce, who is president, the fund's other officer is:

Leslie L. Ogg
Born in 1938.
901 S. Marquette Ave.
Minneapolis, MN

Vice president, general counsel and secretary of all funds in the IDS MUTUAL FUND GROUP.

Members of the board who are not officers of the Fund or of AEFC receive an annual fee of $3200 for IDS Life Capital Resource Fund, $1500 for IDS Life International Equity Fund and IDS Life Aggressive Growth Fund, $1400 for IDS Life Special Income Fund, $200 for IDS Life Moneyshare Fund and $2600 for IDS Life Managed Fund and the Chair of the Contracts Committee receives an additional $90. Board members receive a $50 per day attendance fee for board meetings. The attendance fee for meetings of the Contracts and Investment Review Committee is $50; for meetings of the Audit Committee and Personnel Committee $25 and for traveling from out-of-state $8. Expenses for attending meetings are reimbursed.

During the fiscal year that ended Aug. 31, 1996, the members of the board, for attending up to 23 meetings, received the following compensation, in total, from all funds in the IDS MUTUAL FUND
GROUP.


Life Capital Resource

                                     Board compensation
                                    Pension or
                    Aggregate       Retirement      Estimated     Total Cash
                    compensation    benefits        annual        compensation
                    from the        accrued as      benefit on    from the IDS
Board member        fund            fund expenses*  retirement    MUTUAL FUND GROUP
Lynne V. Cheney     $4,151          $  847          $2,000        $69,300
Robert F. Froehlke   4,145           4,019           2,000         69,100
Heinz F. Hutter      4,160           1,355             967         69,300
Anne P. Jones        4,190             927           2,000         70,800
Donald M. Kendall    2,741           9,144           2,000         46,000
(part of year)
Melvin R. Laird      4,242           3,982           2,000         72,900
Lewis W. Lehr        2,793           6,501           1,950         48,000
(part of year)
Edson W. Spencer     4,299           2,005           1,067         75,100
Wheelock Whitney     4,174           1,947           2,000         70,300
C. Angus Wurtele     4,091           1,439           1,983         66,800

PAGE 200
Life International Equity

                                     Board compensation

                                    Pension or
                    Aggregate       Retirement      Estimated     Total Cash
                    compensation    benefits        annual        compensation
                    from the        accrued as      benefit on    from the IDS
Board member        fund            fund expenses*  retirement    MUTUAL FUND GROUP
Lynne V. Cheney     $1,917          $  518          $825          $69,300
Robert F. Froehlke   1,911           3,122           825           69,100
Heinz F. Hutter      1,927             841           399           69,300
Anne P. Jones        1,957             575           825           70,800
Donald M. Kendall    1,291           6,192           825           46,000
(part of year)
Melvin R. Laird      2,008           3,035           825           72,900
Lewis W. Lehr        1,343           5,413           804           48,000
(part of year)
Edson W. Spencer     2,066           1,996           440           75,100
Wheelock Whitney     1,941           1,286           825           70,300
C. Angus Wurtele     1,858             873           818           66,800

Life Aggressive Growth

                                     Board compensation

                                    Pension or
                    Aggregate       Retirement      Estimated     Total Cash
                    compensation    benefits        annual        compensation
                    from the        accrued as      benefit on    from the IDS
Board member        fund            fund expenses*  retirement    MUTUAL FUND GROUP
Lynne V. Cheney     $1,567          $  252          $750          $69,300
Robert F. Froehlke   1,561           1,728           750           69,100
Heinz F. Hutter      1,577             405           363           69,300
Anne P. Jones        1,607             283           750           70,800
Donald M. Kendall      991           5,266           750           46,000
(part of year)
Melvin R. Laird      1,658           1,667           750           72,900
Lewis W. Lehr        1,043           4,980           731           48,000
(part of year)
Edson W. Spencer     1,716             948           400           75,100
Wheelock Whitney     1,591             647           750           70,300
C. Angus Wurtele     1,508             422           744           66,800

Life Special Income

                                     Board compensation

                                    Pension or
                    Aggregate       Retirement      Estimated     Total Cash
                    compensation    benefits        annual        compensation
                    from the        accrued as      benefit on    from the IDS
Board member        fund            fund expenses*  retirement    MUTUAL FUND GROUP
Lynne V. Cheney     $2,101          $113            $900          $69,300
Robert F. Froehlke   2,095           398             900           69,100
Heinz F. Hutter      2,110           180             435           69,300
Anne P. Jones        2,140           114             900           70,800
Donald M. Kendall    1,425           316             900           46,000
(part of year)
Melvin R. Laird      2,192           317             900           72,900
Lewis W. Lehr        1,476            -              878           48,000
(part of year)
Edson W. Spencer     2,249           114             480           75,100
Wheelock Whitney     2,124           212             900           70,300
C. Angus Wurtele     2,041           193             893           66,800

PAGE 201
Life Moneyshare

                                     Board compensation

                                    Pension or
                    Aggregate       Retirement      Estimated     Total Cash
                    compensation    benefits        annual        compensation
                    from the        accrued as      benefit on    from the IDS
Board member        fund            fund expenses*  retirement    MUTUAL FUND GROUP
Lynne V. Cheney     $451            $174            $100          $69,300
Robert F. Froehlke   445             577             100           69,100
Heinz F. Hutter      460             275              48           69,300
Anne P. Jones        490             119             100           70,800
Donald M. Kendall    308              -              100           46,000
(part of year)
Melvin R. Laird      542              -              100           72,900
Lewis W. Lehr        359              -               98           48,000
(part of year)
Edson W. Spencer     600              -               53           75,100
Wheelock Whitney     475             119             100           70,300
C. Angus Wurtele     391             297              99           66,800

Life Managed

                                     Board compensation

                                    Pension or
                    Aggregate       Retirement      Estimated     Total Cash
                    compensation    benefits        annual        compensation
                    from the        accrued as      benefit on    from the IDS
Board member        fund            fund expenses*  retirement    MUTUAL FUND GROUP
Lynne V. Cheney     $3,484          $  857          $1,625        $69,300
Robert F. Froehlke   3,478           4,138           1,625         69,100
Heinz F. Hutter      3,493           1,374             785         69,300
Anne P. Jones        3,523             918           1,625         70,800
Donald M. Kendall    2,325           7,597           1,571         46,000
(part of year)
Melvin R. Laird      3,575           3,864           1,625         72,900
Lewis W. Lehr        2,376           5,625           1,557         48,000
(part of year)
Edson W. Spencer     3,633           2,065             867         75,100
Wheelock Whitney     3,508           1,908           1,625         70,300
C. Angus Wurtele     3,425           1,453           1,612         66,800

On Aug. 31, 1996, the Fund's directors and officers as a group owned less than 1% of the outstanding shares. During the fiscal year ended Aug. 31, 1996, no director or officer earned more than $60,000 from any one Fund. All directors and officers as a group earned $351,207, including $105,932 of retirement plan expense, from these Funds.

*The Fund had a retirement plan for its independent board members. The plan was terminated April 30, 1996.

CUSTODIAN

The Funds' securities and cash are held by American Express Trust Company, 1200 Northstar Center West, 625 Marquette Ave., Minneapolis, MN, 55402-2307, through a custodian agreement. The custodian is permitted to deposit some or all of its securities with sub-custodians or in central depository systems as allowed by federal law.

PAGE 202
INDEPENDENT AUDITORS

The Funds' financial statements contained in their Annual Report, as of and for, the year ended Aug. 31, 1996, are audited by independent auditors, KPMG Peat Marwick LLP, 4200 Norwest Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. IDS Life has agreed that it will send a copy of this report and the Semiannual Report to every annuity contract owner having an interest in the funds. The independent auditors also provide other accounting and tax-related services as requested by the Funds.

FINANCIAL STATEMENTS

The Independent Auditors' Report and Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the 1996 Annual Report to the shareholders of Capital Resource, International Equity, Aggressive Growth, Special Income, Moneyshare and Managed Funds, pursuant to Section 30(d) of the Investment Company Act of 1940, as amended, are hereby incorporated in this Statement of Additional Information by reference. No other portion of the Annual Report, however, is incorporated by reference.

PROSPECTUS

The prospectus dated Oct. 30, 1996, is hereby incorporated in this Statement of Additional Information by reference.

PAGE 203
APPENDIX A

DESCRIPTION OF CORPORATE BOND RATINGS AND ADDITIONAL INFORMATION ON INVESTMENT POLICIES FOR INVESTMENTS OF CAPITAL RESOURCE AND SPECIAL INCOME FUNDS

Bond ratings concern the quality of the issuing corporation. They are not an opinion of the market value of the security. Such ratings are opinions on whether the principal and interest will be repaid when due. A security's rating may change which could affect its price. Ratings by Moody's Investors Service, Inc. are Aaa, Aa, A, Baa, Ba, B, Caa, Ca, C and D. Ratings by Standard & Poor's Corporation are AAA, AA, A, BBB, BB, B, CCC, CC, C and D.

Aaa/AAA - Judged to be of the best quality and carry the smallest degree of investment risk. Interest and principal are secure.

Aa/AA - Judged to be high-grade although margins of protection for interest and principal may not be quite as good as Aaa or AAA rated securities.

A - Considered upper-medium grade. Protection for interest and principal is deemed adequate but may be susceptible to future impairment.

Baa/BBB - Considered medium-grade obligations. Protection for interest and principal is adequate over the short-term; however, these obligations may have certain speculative characteristics.

Ba/BB - Considered to have speculative elements. The protection of interest and principal payments may be very moderate.

B - Lack characteristics of the desirable investments. There may be small assurance over any long period of time of the payment of interest and principal.

Caa/CCC - Are of poor standing. Such issues may be in default or there may be risk with respect to principal or interest.

Ca/CC - Represent obligations that are highly speculative. Such issues are often in default or have other marked shortcomings.

C - Are obligations with a higher degree of speculation. These securities have major risk exposures to default.

D - Are in payment default. The D rating is used when interest payments or principal payments are not made on the due date.

Non-rated securities will be considered for investment when they possess a risk comparable to that of rated securities consistent with the Fund's objectives and policies. When assessing the risk involved in each non-rated security, the Fund will consider the financial condition of the issuer or the protection afforded by the terms of the security.

PAGE 204
Definitions of Zero-Coupon and Pay-In-Kind Securities

A zero-coupon security is a security that is sold at a deep discount from its face value and makes no periodic interest payments. The buyer of such a security receives a rate of return by gradual appreciation of the security, which is redeemed at face value on the maturity date.

A pay-in-kind security is a security in which the issuer has the option to make interest payments in cash or in additional securities. The securities issued as interest usually have the same terms, including maturity date, as the pay-in-kind securities.

PAGE 205
APPENDIX B

FOREIGN CURRENCY TRANSACTIONS FOR INVESTMENTS OF ALL FUNDS EXCEPT
MONEYSHARE

Since investments in foreign companies usually involve currencies of foreign countries, and since the Fund may hold cash and cash-equivalent investments in foreign currencies, the value of the Fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, the Fund may incur costs in connection with conversions between various currencies.

Spot Rates and Forward Contracts. The Fund conducts its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts) as a hedge against fluctuations in future foreign exchange rates. A forward contract involves an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the contract date, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirements. No commissions are charged at any stage for trades.

The Fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a forward contract, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

The Fund also may enter into forward contracts when management of the Fund believes the currency of a particular foreign country may suffer a substantial decline against another currency. It may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the fund's portfolio securities denominated in such foreign currency. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of such securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. The Fund will not enter into such forward contracts or maintain a net exposure to such contracts when consummating the

PAGE 206
contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency.

The Fund will designate cash or securities in an amount equal to the value of the Fund's total assets committed to consummating forward contracts entered into under the second circumstance set forth above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the Fund's commitments on such contracts.

At maturity of a forward contract, the Fund may either sell the portfolio security and make delivery of the foreign currency or retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract with the same currency trader obligating it to buy, on the same maturity date, the same amount of foreign currency.

If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline between the date the Fund enters into a forward contract for selling foreign currency and the date it enters into an offsetting contract for purchasing the foreign currency, the fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

It is impossible to forecast what the market value of portfolio securities will be at the expiration of a contract. Accordingly, it may be necessary for the Fund to buy additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received on the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

The Fund's dealing in forward contracts will be limited to the transactions described above. This method of protecting the value of the Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although such forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

PAGE 207
Although the Fund values its assets each business day in terms of U.S. dollars, it does not intend to convert its foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Options on Foreign Currencies. The Fund may buy put and write covered call options on foreign currencies for hedging purposes. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Fund may buy put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

As in the case of other types of options, however, the benefit to the Fund derived from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

The Fund may write options on foreign currencies for the same types of hedging purposes. For example, when the Fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates, it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of portfolio securities will be fully or partially offset by the amount of the premium received.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium.

Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements on exchange rates.
PAGE 208
All options written on foreign currencies will be covered. An option written on foreign currencies is covered if the Fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for the purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options

The Fund may enter into currency futures contracts to sell currencies. It also may buy put and write covered call options on currency futures. Currency futures contracts are similar to PAGE 209 currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. The Fund may use currency futures for the same purposes as currency forward contracts, subject to CFTC limitations, including the limitation on the percentage of assets that may be used, described in the prospectus. All futures contracts are aggregated for purposes of the percentage limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the values of the Fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect the Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of the Fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of the Fund's investments denominated in that currency over time.

The Fund will not use leverage in its options and futures strategies. The Fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The Fund will not enter into an option or futures position that exposes the fund to an obligation to another party unless it owns either (i) an offsetting position in securities or
(ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations.

PAGE 210
APPENDIX C

DESCRIPTION OF MONEY MARKET SECURITIES

Certificates of Deposit -- A certificate of deposit is a negotiable receipt issued by a bank or savings and loan association in exchange for the deposit of funds. The issuer agrees to pay the amount deposited, plus interest, on the date specified on the certificate.

Time Deposit -- A time deposit is a non-negotiable deposit in a bank for a fixed period of time.

Bankers' Acceptances -- A bankers' acceptance arises from a short-term credit arrangement designed to enable businesses to obtain funds to finance commercial transactions. It is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date.

Commercial Paper -- Commercial paper is generally defined as unsecured short-term notes issued in bearer form by large well-known corporations and finance companies. Maturities on commercial paper range from one day to nine months.

Commercial paper rated A by Standard & Poor's Corporation has the following characteristics: Liquidity ratios are better than the industry average. Long-term senior debt rating is "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowances made for unusual circumstances. Typically, the issuer's industry is well established, the issuer has a strong position within its industry and the reliability and quality of management is unquestioned. Issuers rated A are further rated by use of numbers 1, 2 and 3 to denote relative strength within this highest classification.

A Prime rating is the highest commercial paper rating assigned by Moody's Investors Services Inc. Issuers rated Prime are further rated by use of numbers 1, 2 and 3 to denote relative strength within this highest classification. Among the factors considered by Moody's in assigning ratings for an issuer are the following:
(1) management; (2) economic evaluation of the industry and an appraisal of speculative type risks which may be inherent in certain areas; (3) competition and customer acceptance of products;
(4) liquidity; (5) amount and quality of long-term debt; (6) ten year earnings trends; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

PAGE 211
Letters of Credit -- A letter of credit is a short-term note issued in bearer form with a bank letter of credit which provides that the bank pay to the bearer the amount of the note upon presentation.

U.S. Treasury Bills -- Treasury bills are issued with maturities of any period up to one year. Three-month and six-month bills are currently offered by the Treasury on 13-week and 26-week cycles respectively and are auctioned each week by the Treasury. Treasury bills are issued in book entry form and are sold only on a discount basis, i.e. the difference between the purchase price and the maturity value constitutes interest income for the investor. If they are sold before maturity, a portion of the income received may be a short-term capital gain.

U.S. Government Agency Securities -- Federal agency securities are debt obligations which principally result from lending programs of the U.S. government. Housing and agriculture have traditionally been the principal beneficiaries of Federal credit programs, and agencies involved in providing credit to agriculture and housing account for the bulk of the outstanding agency securities.

Repurchase Agreements -- A repurchase agreement involves the acquisition of securities by the Portfolio, with the concurrent agreement by a bank (or securities dealer if permitted by law or regulation), to reacquire the securities at the portfolio's cost, plus interest, within a specified time. The Portfolio thereby receives a fixed rate of return on this investment, one that is insulated from market and rate fluctuations during the holding period. In these transactions, the securities acquired by the Portfolio have a total value equal to or in excess of the value of the repurchase agreement and are held by the Portfolio's custodian until required. Pursuant to guidelines established by the Fund's board of directors, the creditworthiness of the other party to the transaction is considered and the value of those securities held as collateral is monitored to ensure that such value is maintained at the required level.

If AEFC becomes aware that a security owned by a Fund is downgraded below the second highest rating, AEFC will either sell the security or recommend to the Fund's board of directors why it should not be sold.

PAGE 212
APPENDIX D

OPTIONS AND STOCK INDEX FUTURES CONTRACTS FOR INVESTMENTS OF
CAPITAL RESOURCE, INTERNATIONAL EQUITY, AGGRESSIVE GROWTH AND
MANAGED FUNDS

Capital Resource, International Equity, Aggressive Growth and Managed Funds may buy or write options traded on any U.S. or foreign exchange or in the over-the-counter market. The fund may enter into stock index futures contracts traded on any U.S. or foreign exchange. The Fund also may buy or write put and call options on these futures and on stock indexes. Options in the over-the-counter market will be purchased only when the investment manager believes a liquid secondary market exists for the options and only from dealers and institutions the investment manager believes present a minimal credit risk. Some options are exercisable only on a specific date. In that case, or if a liquid secondary market does not exist, the Fund could be required to buy or sell securities at disadvantageous prices, thereby incurring losses. Managed Fund also may enter into interest rate futures contracts - see Appendix E.

OPTIONS. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The cash received is retained by the writer whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price. The risk of the writer is potentially unlimited, unless the option is covered.

Options can be used to produce incremental earnings, protect gains and facilitate buying and selling securities for investment purposes. The use of options and futures contracts may benefit a fund and its shareholders by improving the fund's liquidity and by helping to stabilize the value of its net assets.

PAGE 213
Buying options. Put and call options may be used as a trading technique to facilitate buying and selling securities for investment reasons. They also may be used for investment. Options are used as a trading technique to take advantage of any disparity between the price of the underlying security in the securities market and its price on the options market. It is anticipated the trading technique will be utilized only to effect a transaction when the price of the security plus the option price will be as good or better than the price at which the security could be bought or sold directly. When the option is purchased, a fund pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the purchase of the underlying security will be the combination of the exercise price, the premium and both commissions. When using options as a trading technique, commissions on the option will be set as if only the underlying securities were traded.

Put and call options also may be held by a fund for investment purposes. Options permit a fund to experience the change in the value of a security with a relatively small initial cash investment. The risk a fund assumes when it buys an option is the loss of the premium. To be beneficial to a fund, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and subsequent sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Writing covered options. Each Fund will write covered options when it feels it is appropriate and will follow these guidelines:

'Underlying securities will continue to be bought or sold solely on the basis of investment considerations consistent with each fund's goal.

'All options written by a fund will be covered. For covered call options, if a decision is made to sell the security, each fund will attempt to terminate the option contract through a closing purchase transaction.

'Each Fund will deal only in standard option contracts traded on national securities exchanges or those that may be quoted on NASDAQ (a system of price quotations developed by the National Association of Securities Dealers, Inc.)

'Each Fund will write options only as permitted under applicable laws or regulations, such as those that limit the amount of total assets subject to the options. Some regulations also affect the Custodian. When a covered option is written, the Custodian segregates the underlying securities, and issues a receipt. There are certain rules regarding banks issuing such receipts that may

PAGE 214
restrict the amount of covered call options written. Furthermore, each fund is limited to pledging not more than 15% of the cost of its total assets.

Net premiums on call options closed or premiums on expired call options are treated as short-term capital gains. Since each Fund is taxed as a regulated investment company under the Internal Revenue Code, any gains on options and other securities held less than three months must be limited to less than 30% of its annual gross income.

If a covered call option is exercised, the security is sold by the Fund. The premium received upon writing the option is added to the proceeds received from the sale of the security. The Fund will recognize a capital gain or loss based upon the difference between the proceeds and the security's basis. Premiums received from writing outstanding options are included as a deferred credit in the Statement of Assets and Liabilities and adjusted daily to the current market value.

Options on many securities are listed on options exchanges. If a Fund writes listed options, it will follow the rules of the options exchange. The Custodian will segregate the underlying securities and issue a receipt. There are certain rules regarding issuing such receipts that may restrict the amount of covered call options written. Further the Funds are limited to pledging not more than 15% of the cost of their total assets. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange or NASDAQ will be valued at the last-quoted sales price or, if such a price is not readily available, at the mean of the last bid and asked prices.

STOCK INDEX FUTURES CONTRACTS. Stock index futures contracts are commodity contracts listed on commodity exchanges. They currently include contracts on the Standard & Poor's 500 Stock Index (S&P 500 Index) and other broad stock market indexes such as the New York Stock Exchange Composite Stock Index and the Value Line Composite Stock Index, as well as narrower sub-indexes such as the S&P 100 Energy Stock Index and the New York Stock Exchange Utilities Stock Index. A stock index assigns relative values to common stocks included in the index and the index fluctuates with the value of the common stocks so included.

A futures contract is a legal agreement between a buyer or seller and the clearinghouse of a futures exchange in which the parties agree to make a cash settlement on a specified future date in an amount determined by the stock index on the last trading day of the contract. The amount is a specified dollar amount (usually $100 or $500) multiplied by the difference between the index value on the last trading day and the value on the day the contract was struck.

For example, the S&P 500 Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange.
The S&P 500 Index assigns relative weightings to the common stocks

PAGE 215
included in the Index, and the Index fluctuates with changes in the market values of those stocks. In the case of S&P 500 Index futures contracts, the specified multiple is $500. Thus, if the value of the S&P 500 Index were 150, the value of one contract would be $75,000 (150 x $500). Unlike other futures contracts, a stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract. For example, excluding any transaction costs, if a fund enters into one futures contract to buy the S&P 500 Index at a specified future date at a contract value of 150 and the S&P 500 Index is at 154 on that future date, the fund will gain $500 x (154-150) or $2,000.
If the fund enters into one futures contract to sell the S&P 500 Index at a specified future date at a contract value of 150 and the S&P 500 Index is at 152 on that future date, the fund will lose $500 x (152-150) or $1,000.

Unlike the purchase or sale of an equity security, no price would be paid or received by the Fund upon entering into stock index futures contracts. However, the Fund would be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Treasury bills equal to approximately 5% of the contract value. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve borrowing funds by the Fund to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good-faith deposit on the contract that is returned to the fund upon termination of the contract, assuming all contractual obligations have been satisfied.

Subsequent payments, called variation margin, to and from the broker would be made on a daily basis as the price of the underlying stock index fluctuates, making the long and short positions in the contract more or less valuable, a process known as marking to market. For example, when a fund enters into a contract in which it benefits from a rise in the value of an index and the price of the underlying stock index has risen, the fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, if the price of the underlying stock index declines, the fund would be required to make a variation margin payment to the broker equal to the decline in value.

How These Funds Would Use Stock Index Futures Contracts. The Funds intend to use stock index futures contracts and related options for hedging and not for speculation. Hedging permits a fund to gain rapid exposure to or protect itself from changes in the market.
For example, a fund may find itself with a high cash position at the beginning of a market rally. Conventional procedures of purchasing a number of individual issues entail the lapse of time and the possibility of missing a significant market movement. By using futures contracts, the Fund can obtain immediate exposure to the market and benefit from the beginning stages of a rally. The

PAGE 216
buying program can then proceed and once it is completed (or as it proceeds), the contracts can be closed. Conversely, in the early stages of a market decline, market exposure can be promptly offset by entering into stock index futures contracts to sell units of an index and individual stocks can be sold over a longer period under cover of the resulting short contract position.

A Fund may enter into contracts with respect to any stock index or sub-index. To hedge the Fund's portfolio successfully, however, the fund must enter into contracts with respect to indexes or sub-indexes whose movements will have a significant correlation with movements in the prices of the Fund's individual portfolio securities.

Special Risks of Transactions in Stock Index Futures Contracts.

1. Liquidity. Each Fund may elect to close some or all of its contracts prior to expiration. The purpose of making such a move would be to reduce or eliminate the hedge position held by the fund. The Fund may close its positions by taking opposite positions. Final determinations of variation margin are then made, additional cash as required is paid by or to the Fund, and the Fund realizes a gain or a loss.

Positions in stock index futures contracts may be closed only on an exchange or board of trade providing a secondary market for such futures contracts. For example, futures contracts transactions can currently be entered into with respect to the S&P 500 Stock Index on the Chicago Mercantile Exchange, the New York Stock Exchange Composite Stock Index on the New York Futures Exchange and the Value Line Composite Stock Index on the Kansas City Board of Trade.

Although the Funds intend to enter into futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular contract at any particular time. In such event, it may not be possible to close a futures contract position, and in the event of adverse price movements, the Fund would have to make daily cash payments of variation margin. Such price movements, however, will be offset all or in part by the price movements of the securities subject to the hedge. Of course, there is no guarantee the price of the securities will correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

2. Hedging Risks. There are several risks in using stock index futures contracts as a hedging device. One risk arises because the prices of futures contracts may not correlate perfectly with movements in the underlying stock index due to certain market distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements.
Rather than making additional variation margin payments, investors may close the contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, the margin requirements in the futures market are

PAGE 217
lower than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market also may cause temporary price distortions. Because of price distortion in the futures market and because of imperfect correlation between movements in stock indexes and movements in prices of futures contracts, even a correct forecast of general market trends may not result in a successful hedging transaction over a short period.

Another risk arises because of imperfect correlation between movements in the value of the stock index futures contracts and movements in the value of securities subject to the hedge. If this occurred, a fund could lose money on the contracts and also experience a decline in the value of its portfolio securities. While this could occur, the investment manager believes that over time the value of the Fund's portfolio will tend to move in the same direction as the market indexes and will attempt to reduce this risk, to the extent possible, by entering into futures contracts on indexes whose movements it believes will have a significant correlation with movements in the value of the fund's portfolio securities sought to be hedged. It is also possible that if the Fund has hedged against a decline in the value of the stocks held in its portfolio and stock prices increase instead, the Fund will lose part or all of the benefit of the increased value of its stock which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

OPTIONS ON STOCK INDEX FUTURES CONTRACTS. Options on stock index futures contracts are similar to options on stock except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a stock index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. If the option is closed instead of exercised, the holder of the option receives an amount that represents the amount by which the market price of the contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. If the option does not appreciate in value prior to the exercise date, the fund will suffer a loss of the premium paid.

OPTIONS ON STOCK INDEXES. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level. Such options would be used in the same manner as options on futures contracts.

PAGE 218
SPECIAL RISKS OF TRANSACTIONS IN OPTIONS ON STOCK INDEX FUTURES CONTRACTS AND OPTIONS ON STOCK INDEXES. As with options on stocks, the holder of an option on a stock index futures contract or on a stock index may terminate a position by selling an option covering the same contract or index and having the same exercise price and expiration date. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. The funds will not purchase options unless the market for such options has developed sufficiently, so that the risks in connection with options are not greater than the risks in connection with stock index futures contracts transactions themselves. Compared to using futures contracts, purchasing options involves less risk to the funds because the maximum amount at risk is the premium paid for the options (plus transaction costs). There may be circumstances, however, when using an option would result in a greater loss to a fund than using a futures contract, such as when there is no movement in the level of the stock index.

TAX TREATMENT. As permitted under federal income tax laws, each Fund intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. Such an election may result in the Fund being required to defer recognizing losses incurred by entering into futures contracts and losses on underlying securities identified as being hedged against.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and stock indexes is currently unclear, although the Funds' tax advisers currently believe marking to market is not required. Depending on developments, a fund may seek Internal Revenue Service (IRS) rulings clarifying questions concerning such treatment. Certain provisions of the Internal Revenue Code may also limit a fund's ability to engage in futures contracts and related options transactions. For example, at the close of each quarter of the Fund's taxable year, at least 50% of the value of its assets must consist of cash, government securities and other securities, subject to certain diversification requirements. Less than 30% of its gross income must be derived from sales of securities held less than three months.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements. In order to avoid realizing a gain within the three-month period, a fund may be required to defer closing out a contract beyond the time when it might otherwise be advantageous to do so. The fund also may be restricted in purchasing put options for the purpose of hedging underlying securities because of applying the short sale holding period rules with respect to such underlying securities.

PAGE 219
Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (the fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

PAGE 220
APPENDIX E

OPTIONS AND INTEREST RATE FUTURES CONTRACTS FOR INVESTMENTS OF
SPECIAL INCOME AND MANAGED FUNDS

The Funds may buy or write options traded on any U.S. or foreign exchange or in the over-the-counter market. The Fund may enter into interest rate futures contracts traded on any U.S. or foreign exchange. The Fund also may buy or write put and call options on these futures. Options in the over-the-counter market will be purchased only when the investment manager believes a liquid secondary market exists for the options and only from dealers and institutions the investment manager believes present a minimal credit risk. Some options are exercisable only on a specific date. In that case, or if a liquid secondary market does not exist, the fund could be required to buy or sell securities at disadvantageous prices, thereby incurring losses. Managed Fund also may enter into stock index futures contracts - see Appendix D.

OPTIONS. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a stock at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option, no matter what the market value of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The cash received is retained by the writer whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

Options can be used to produce incremental earnings, protect gains and facilitate buying and selling securities for investment purposes. The use of options and futures contracts may benefit a fund and its shareholders by improving the fund's liquidity and by helping to stabilize the value of its net assets.

Buying options. Put and call options may be used as a trading technique to facilitate buying and selling securities for investment reasons. They also may be used for investment. Options are used as a trading technique to take advantage of any disparity between the price of the underlying security in the securities

PAGE 221
market and its price on the options market. It is anticipated the trading technique will be utilized only to effect a transaction when the price of the security plus the option price will be as good or better than the price at which the security could be bought or sold directly. When the option is purchased, the fund pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the purchase of the underlying security will be the combination of the exercise price, the premium and both commissions. When using options as a trading technique, commissions on the option will be set as if only the underlying securities were traded.

Put and call options also may be held by a fund for investment purposes. Options permit the fund to experience the change in the value of a security with a relatively small initial cash investment. The risk the fund assumes when it buys an option is the loss of the premium. To be beneficial to the fund, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Writing covered options. A fund will write covered options when it feels it is appropriate and will follow these guidelines:

'Underlying securities will continue to be bought or sold solely on the basis of investment considerations consistent with the fund's goal.

'All options written by the fund will be covered. For covered call options if a decision is made to sell the security, the fund will attempt to terminate the option contract through a closing purchase transaction.

'The fund will write options only as permitted under applicable laws or regulations, such as those that limit the amount of total assets subject to the options.

Net premiums on call options closed or premiums on expired call options are treated as short-term capital gains. Since a fund is taxed as a regulated investment company under the Internal Revenue Code, any gains on options and other securities held less than three months must be limited to less than 30% of its annual gross income.

If a covered call option is exercised, the security is sold by the fund. The fund will recognize a capital gain or loss based upon the difference between the proceeds and the security's basis.

PAGE 222
Options on many securities are listed on options exchanges. If a fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange or NASDAQ will be valued at the last-quoted sales price or, if such a price is not readily available, at the mean of the last bid and asked prices.

FUTURES CONTRACTS. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. They have been established by boards of trade which have been designated contract markets by the Commodity Futures Trading Commission (CFTC). Futures contracts trade on these markets in a manner similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee performance of the contracts. Currently, there are futures contracts based on such debt securities as long-term U.S. Treasury bonds, Treasury notes, GNMA modified pass-through mortgage-backed securities, three-month U.S. Treasury bills and bank certificates of deposit. While futures contracts based on debt securities do provide for the delivery and acceptance of securities, such deliveries and acceptances are very seldom made. Generally, the futures contract is terminated by entering into an offsetting transaction. An offsetting transaction for a futures contract sale is effected by the fund entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the fund immediately is paid the difference and realizes a gain. If the offsetting purchase price exceeds the sale price, the fund pays the difference and realizes a loss. Similarly, closing out a futures contract purchase is effected by the fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the fund realizes a gain, and if the offsetting sale price is less than the purchase price, the fund realizes a loss. At the time a futures contract is made, a good-faith deposit called initial margin is set up within a segregated account at the fund's custodian bank. The initial margin deposit is approximately 1.5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day the fund would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash markets.

The purpose of a futures contract, in the case of a portfolio holding long-term debt securities, is to gain the benefit of changes in interest rates without actually buying or selling long-term debt securities. For example, if a fund owned long-term bonds and interest rates were expected to increase, it might enter into futures contracts to sell securities which would have much the same effect as selling some of the long-term bonds it owned. Futures contracts are based on types of debt securities referred to above, which have historically reacted to an increase or decline in

PAGE 223
interest rates in a fashion similar to the debt securities the fund owns. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the fund's futures contracts would increase at approximately the same rate, thereby keeping the net asset value of the fund from declining as much as it otherwise would have. If, on the other hand, the fund held cash reserves and interest rates were expected to decline, the fund might enter into interest rate futures contracts for the purchase of securities. If short-term rates were higher than long-term rates, the ability to continue holding these cash reserves would have a very beneficial impact on the fund's earnings. Even if short-term rates were not higher, the fund would still benefit from the income earned by holding these short-term investments. At the same time, by entering into futures contracts for the purchase of securities, the fund could take advantage of the anticipated rise in the value of long-term bonds without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the fund's cash reserves could then be used to buy long-term bonds on the cash market. The fund could accomplish similar results by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase or by buying bonds with long maturities and selling bonds with short maturities when interest rates are expected to decline. But by using futures contracts as an investment tool, given the greater liquidity in the futures market than in the cash market, it might be possible to accomplish the same result more easily and more quickly.
Successful use of futures contracts depends on the investment manager's ability to predict the future direction of interest rates. If the investment manager's prediction is incorrect, the fund would have been better off had it not entered into futures contracts.

OPTIONS ON FUTURES CONTRACTS. Options give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date, an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into such a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Furthermore, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily and that change is reflected in the net asset value of the fund.

Risks. There are risks in engaging in each of the management tools described above. The risk a fund assumes when it buys an option is the loss of the premium paid for the option. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

PAGE 224
The risk involved in writing options on futures contracts the fund owns, or on securities held in its portfolio, is that there could be an increase in the market value of such contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. The fund could enter into a closing transaction by purchasing an option with the same terms as the one it had previously sold. The cost to close the option and terminate the fund's obligation, however, might be more or less than the premium received when it originally wrote the option. Furthermore, the fund might not be able to close the option because of insufficient activity in the options market.

A risk in employing futures contracts to protect against the price volatility of portfolio securities is that the prices of securities subject to futures contracts may not correlate perfectly with the behavior of the cash prices of the fund's portfolio securities.
The correlation may be distorted because the futures market is dominated by short-term traders seeking to profit from the difference between a contract or security price and their cost of borrowed funds. Such distortions are generally minor and would diminish as the contract approached maturity.

Another risk is that the fund's investment manager could be incorrect in anticipating as to the direction or extent of various interest rate movements or the time span within which the movements take place. For example, if the fund sold futures contracts for the sale of securities in anticipation of an increase in interest rates, and interest rates declined instead, the fund would lose money on the sale.

TAX TREATMENT. As permitted under federal income tax laws, each fund intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. Such an election may result in the fund being required to defer recognizing losses incurred by entering into futures contracts and losses on underlying securities identified as being hedged against.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes is currently unclear, although the funds' tax advisers currently believe marking to market is not required. Depending on developments, a fund may seek Internal Revenue Service (IRS) rulings clarifying questions concerning such treatment. Certain provisions of the Internal Revenue Code may also limit a fund's ability to engage in futures contracts and related options transactions. For example, at the close of each quarter of the fund's taxable year, at least 50% of the value of its assets must consist of cash, government securities and other securities, subject to certain diversification requirements. Less than 30% of its gross income must be derived from sales of securities held less than three months.

PAGE 225
The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements. In order to avoid realizing a gain within the three-month period, a fund may be required to defer closing out a contract beyond the time when it might otherwise be advantageous to do so. The fund also may be restricted in purchasing put options for the purpose of hedging underlying securities because of applying the short sale holding period rules with respect to such underlying securities.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (the fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

PAGE 226
APPENDIX F

MORTGAGE-BACKED SECURITIES AND ADDITIONAL INFORMATION ON INVESTMENT POLICIES FOR ALL FUNDS EXCEPT MONEYSHARE

GNMA Certificates

The Government National Mortgage Association (GNMA) is a wholly owned corporate instrumentality of the United States within the Department of Housing and Urban Development. GNMA certificates are mortgage-backed securities of the modified pass-through type, which means that both interest and principal payments (including prepayments) are passed through monthly to the holder of the certificate. Each certificate evidences an interest in a specific pool of mortgage loans insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. The National Housing Act provides that the full faith and credit of the United States is pledged to the timely payment of principal and interest by GNMA of amounts due on these certificates. GNMA is empowered to borrow without limitation from the U.S. Treasury, if necessary, to make such payments.

Underlying Mortgages of the Pool. Pools consist of whole mortgage loans or participations in loans. The majority of these loans are made to purchasers of 1-4 member family homes. The terms and characteristics of the mortgage instruments generally are uniform within a pool but may vary among pools. For example, in addition to fixed-rate fixed-term mortgages, the Fund may purchase pools of variable rate mortgages, growing equity mortgages, graduated payment mortgages and other types.

All servicers apply standards for qualification to local lending institutions which originate mortgages for the pools. Servicers also establish credit standards and underwriting criteria for individual mortgages included in the pools. In addition, many mortgages included in pools are insured through private mortgage insurance companies.

Average Life of GNMA Certificates. The average life of GNMA certificates varies with the maturities of the underlying mortgage instruments which have maximum maturities of 30 years. The average life is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of prepayments or refinancing of such mortgages. Such prepayments are passed through to the registered holder with the regular monthly payments of principal and interest.

As prepayment rates vary widely, it is not possible to accurately predict the average life of a particular pool. It is customary in the mortgage industry in quoting yields on a pool of 30-year mortgages to compute the yield as if the pool were a single loan that is amortized according to a 30-year schedule and that is

PAGE 227
prepaid in full at the end of the 12th year. For this reason, it is standard practice to treat GNMA certificates as 30-year mortgage-backed securities which prepay fully in the 12th year.

Calculation of Yields. Yields on pass-through securities are typically quoted based on the maturity of the underlying instruments and the associated average life assumption.

Actual pre-payment experience may cause the yield to differ from the assumed average life yield. When mortgage rates drop, pre-payments will increase, thus reducing the yield. Reinvestment of pre-payments may occur at higher or lower interest rates than the original investment, thus affecting the yield of a fund. The compounding effect from reinvestments of monthly payments received by the fund will increase the yield to shareholders compared to bonds that pay interest semi-annually. The yield also may be affected if the certificate was issued at a premium or discount, rather than at par. This also applies after issuance to certificates trading in the secondary market at a premium or discount.

"When-Issued" GNMA Certificates. Some U.S. government securities may be purchased on a "when-issued" basis, which means that it may take as long as 45 days after the purchase before the securities are delivered to the fund. Payment and interest terms, however, are fixed at the time the purchaser enters into the commitment. However, the yield on a comparable GNMA certificate when the transaction is consummated may vary from the yield on the GNMA certificate at the time that the when-issued transaction was made. A fund does not pay for the securities or start earning interest on them until the contractual settlement date. When-issued securities are subject to market fluctuations and they may affect the fund's gross assets the same as owned securities.

Market for GNMA Certificates. Since the inception of the GNMA mortgage-backed securities program in 1970, the amount of GNMA certificates outstanding has grown rapidly. The size of the market and the active participation in the secondary market by securities dealers and many types of investors make the GNMA certificates a highly liquid instrument. Prices of GNMA certificates are readily available from securities dealers and depend on, among other things, the level of market interest rates, the certificate's coupon rate and the prepayment experience of the pool of mortgages underlying each certificate.

Stripped mortgage-backed securities. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal

PAGE 228
payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

Managed and Special Income Funds may invest in securities called "inverse floaters". Inverse floaters are created by underwriters using the interest payments on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. What is left over, less a servicing fee, is paid to holders of the inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters.

All Funds except Moneyshare may purchase some securities in advance of when they are issued. Price and rate of interest are set on the date the commitments are given but no payment is made or interest earned until the date the securities are issued, usually within two months, but other terms may be negotiated. The commitment requires the Fund to buy the security when it is issued so the commitment is valued daily the same way as owning a security would be valued.
The Fund's custodian will maintain, in a segregated account, cash or liquid high-grade debt securities that are marked to market daily and are at least equal in value to the Fund's commitments to purchase the securities. The Fund may sell the commitment just like it can sell a security. Frequently, the Fund has the opportunity to sell the commitment back to the institution that plans to issue the security and at the same time enter into a new commitment to purchase a when-issued security in the future. For rolling its commitment forward, the portfolio realizes a gain or loss on the sale of the current commitment or receives a fee for entering into the new commitment.

Managed and Special Income Funds may purchase mortgage-backed security (MBS) put spread options and write covered MBS call spread options. MBS spread options are based upon the changes in the price spread between a specified mortgage-backed security and a like-duration Treasury security. MBS spread options are traded in the OTC market and are of short duration, typically one to two months. The portfolio would buy or sell covered MBS call spread options in situations where mortgage-backed securities are expected to under perform like-duration Treasury securities.

PAGE 229
APPENDIX G

DOLLAR-COST AVERAGING

A technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the unit value or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more units will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the units lower than the average price of units purchased, although there is no guarantee.

While this does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many contract owners who can continue investing through changing market conditions to acquire units to meet long term goals.

Dollar-cost averaging

Regular         Market Value of an         Accumulation
Investment      Accumulation Unit          Units Acquired

 $100                 $ 6                      16.7
  100                   4                      25.0
  100                   4                      25.0
  100                   6                      16.7
  100                   5                      20.0
 $500                 $25                     103.4

Average market price of an accumulation unit over 5 periods: $5
($25 divided by 5).
The average price you paid for each accumulation unit: $4.84
($500 divided by 103.4).

The board and shareholders
IDS Life Investment Series, Inc.
      IDS Life Capital Resource Fund
      IDS Life International Equity Fund
      IDS Life Aggressive Growth Fund
      IDS Life Growth Dimensions Fund
IDS Life Special Income Fund, Inc.
      IDS Life Special Income Fund
      IDS Life Global Yield Fund
      IDS Life Income Advantage Fund
IDS Life Moneyshare Fund, Inc. and
IDS Life Managed Fund, Inc.:


We have audited the accompanying statements of assets and liabilities, including the schedules of investments in securities, of IDS Life Capital Resource Fund, IDS Life International Equity Fund, IDS Life Aggressive Growth Fund, IDS Life Growth Dimensions Fund, (funds within IDS Life Investment Series, Inc.), IDS Life Special Income Fund, IDS Life Global Yield Fund, IDS Life Income Advantage Fund, (funds within IDS Special Income Fund, Inc.), IDS Life Moneyshare Fund, Inc. and IDS Life Managed Fund, Inc. as of August 31, 1996, and the related statements of operations for the year then ended (period from May 1, 1996, commencement of operations, to August 31, 1996 for IDS Life Global Yield Fund, IDS Life Growth Dimensions Fund and IDS Life Income Advantage Fund) and the statements of changes in net assets for each of the years in the two-year period ended August 31, 1996 (period from May 1, 1996, commencement of operations, to August 31, 1996 for IDS Life Global Yield Fund, IDS Life Growth Dimensions Fund and IDS Life Income Advantage Fund). We have also audited the financial highlights for each of the periods presented under the caption "financial highlights" in the prospectus. These financial statements and the financial highlights are the responsibility of Fund management.
Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold but not received or delivered, and securities on loan, we request confirmations from brokers and, where replies are not received, we carry out other appropriate auditing procedures. An

PAGE 231
audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of IDS Life Capital Resource Fund, IDS Life International Equity Fund, IDS Life Aggressive Growth Fund, IDS Life Growth Dimensions Fund, IDS Life Special Income Fund, IDS Life Global Yield Fund, IDS Life Income Advantage Fund, IDS Life Moneyshare Fund, Inc., and IDS Life Managed Fund, Inc. at August 31, 1996 and the results of their operations, the changes in their net assets, and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.




KPMG Peat Marwick LLP
Minneapolis, Minnesota
October 4, 1996

PAGE 232

Statements of assets and liabilities
Retirement Annuity Mutual Funds
Aug. 31, 1996
                                                                   Capital                    Special                    Managed
                                                                  Resource                     Income                       Fund
                                                                      Fund                       Fund
Assets

Investments in securities, at value (Note 1):
Investments in securities of unaffiliated
  issuers (identified cost, $3,835,104,082;
  $1,892,810,877 and $3,101,548,672 respectively)           $3,820,948,332             $1,899,362,473             $3,495,337,797
Investments in securities of affiliated issuers
  (identified cost, $718,514,347 for Capital
  Resource Fund)                                               586,155,325                         --                         --
Cash in bank on demand deposit                                   3,556,649                         --                         --
Receivable for investment securities sold                       29,168,945                  7,104,915                  7,269,117
Dividends and accrued interest receivable                        5,657,924                 31,137,176                 18,800,078
U.S. government securities held as collateral for
  securities loaned (Note 5)                                     5,507,109                 80,577,399                 81,726,488
Receivable (for capital stock sold) from:
  IDS Life accounts                                              6,028,950                  3,699,449                 18,319,658
  IDS Life of New York accounts                                    352,173                    184,891                  1,192,629

Total assets                                                 4,457,375,407              2,022,066,303              3,622,645,767

Liabilities

Disbursements in excess of cash on demand deposit                       --                  1,080,338                    147,364

Dividends payable to separate accounts (Note 1)                 12,755,722                  5,354,016                 25,728,303
Payable for investment securities purchased                     32,850,675                 13,829,021                 23,415,132
Accrued investment management and services fee                   2,174,764                    961,210                  1,726,152
Unrealized depreciation on foreign currency
 contracts held, at value (Notes 1 and 4)                            2,160                         --                         --
Payable upon return of securities loaned (Note 5)               36,920,831                 87,150,399                 89,000,988
Payable (for capital stock redeemed) to:
 IDS Life accounts                                                      --                  1,500,057                         --
Other accrued expenses                                             802,391                    343,636                    563,659
 Open option contracts written, at value
  (premium received $396,260 for Managed Fund)(Note 8)                  --                         --                    146,875

Total liabilities                                               85,506,543                110,218,677                140,728,473

Net assets applicable to outstanding capital stock          $4,371,868,864             $1,911,847,626            $ 3,481,917,294

Represented by

Capital stock -- authorized 10,000,000,000
 shares for each Fund of $.01 par value ($.001 for
 Managed Fund); outstanding, 170,998,178; 165,711,504;
 and 217,610,488 shares, respectively                       $    1,709,982             $    1,657,115             $      217,610
Additional paid-in capital                                   3,849,041,747              1,889,313,160              2,860,670,518
Undistributed (excess of distributions over)
 net investment income                                          (2,086,918)                (2,119,837)                (2,225,051)
Accumulated net realized gain (Note 1)                         669,718,521                 14,828,295                229,206,401
Unrealized appreciation (depreciation) of investments
 and on translation of assets and liabilities in foreign
 currencies (Notes 4 and 7)                                   (146,514,468)                 8,168,893                394,047,816

Total -- representing net assets applicable to outstanding
 capital stock                                              $4,371,868,864             $1,911,847,626            $ 3,481,917,294

Net asset value per share of outstanding capital stock      $        25.57             $        11.54            $         16.00

See accompanying notes to financial statements.

PAGE 233
Statements of assets and liabilities (continued)
Retirement Annuity Mutual Funds
Aug. 31, 1996
                                                               Moneyshare              International                  Aggressive
                                                                     Fund                     Equity                      Growth
                                                                                                Fund                        Fund
Assets

Investments in securities, at value (Note 1):
Investments in securities of unaffiliated
 issuers (identified cost, $289,823,876;
 $1,807,735,562 and $1,687,574,425, respectively)             $289,823,876             $1,923,397,199             $1,933,326,459
Investments in securities of affiliated issuers
 (identified cost, $12,266,622 for Aggressive
 Growth Fund)                                                           --                         --                 16,337,750
Cash in bank on demand deposit                                     165,948                         --                  2,296,659
Receivable for investment securities sold                               --                 21,028,517                  6,556,761
Dividends and accrued interest receivable                          238,315                  4,992,000                    827,452
Unrealized appreciation on foreign currency contracts
 held, at value (Notes 1 and 4)                                         --                    593,005                      2,927
U.S. government securities held as collateral for
 securities loaned (Note 5)                                             --                 59,000,960                         --
Receivable (for capital stock sold) from:
 IDS Life accounts                                                 854,162                    416,680                  1,861,511
 IDS Life of New York accounts                                      37,905                         --                    189,380

Total assets                                                   291,120,206              2,009,428,361              1,961,398,899

Liabilities

Disbursements in excess of cash on demand deposit                       --                    789,176                         --
Dividends payable to separate accounts (Note 1)                  1,140,557                         --                  2,949,647
Payable for investment securities purchased                             --                  9,941,028                 12,756,333
Accrued investment management and services fee                     119,712                  1,280,433                    965,713
Unrealized depreciation on foreign currency
 contracts held, at value (Notes 1 and 4)                               --                    237,387                      1,371
Payable upon return of securities loaned (Note 5)                       --                120,591,560                  3,200,000
Payable (for capital stock redeemed) to:
 IDS Life accounts                                               1,517,316                  1,511,691                         --
 IDS Life of New York accounts                                     165,972                     37,611                         --
Other accrued expenses                                              56,792                    589,082                    430,953

Total liabilities                                                3,000,349                134,977,968                 20,304,017

Net assets applicable to outstanding capital stock            $288,119,857             $1,874,450,393            $ 1,941,094,882

Represented by

Capital stock -- authorized 10,000,000,000
 shares for each Fund of $.01 par value;
 outstanding, 288,142,905; 140,912,770;
 and 120,996,059 shares, respectively                        $   2,881,429             $    1,409,128            $     1,209,961
Additional paid-in capital                                     285,239,062              1,719,233,598              1,477,380,195
Excess of distributions over net investment income                    (714)                (1,731,277)                    (9,476)
Accumulated net realized gain (Note 1)                                  80                 39,462,610                212,688,492
Unrealized appreciation of investments and on translation
 of assets and liabilities in foreign currencies (Note 4)               --                116,076,334                249,825,710

Total -- representing net assets applicable to outstanding
 capital stock                                                $288,119,857             $1,874,450,393            $ 1,941,094,882

Net asset value per share of outstanding capital stock        $       1.00             $        13.30            $         16.04

See accompanying notes to financial statements.

PAGE 234
Statements of assets and liabilities (continued)
Retirement Annuity Mutual Funds
Aug. 31, 1996
                                                               Global                      Growth                         Income
                                                                Yield                  Dimensions                      Advantage
                                                                 Fund                        Fund                           Fund
Assets

Investments in securities, at value (Note 1):
Investments in securities of unaffiliated
 issuers (identified cost, $20,233,203;
 $176,570,345 and $47,521,218, respectively)              $20,363,478                $176,378,070                    $47,174,505
Cash in bank on demand deposit                                200,979                      69,043                         92,161
Receivable for investment securities sold                          --                     156,228                             --
Dividends and accrued interest receivable                     370,383                     155,874                        972,889
Unrealized appreciation on foreign currency
 contracts held, at value (Notes 1 and 4)                         499                          --                             --
Receivable (for capital stock sold) from:
 IDS Life accounts                                             14,719                   4,023,395                        863,997
 IDS Life of New York accounts                                493,826                     315,490                         61,598

Total assets                                               21,443,884                 181,098,100                     49,165,150

Liabilities

Dividends payable to separate accounts (Note 1)                55,712                     372,537                        248,752
Payable for investment securities purchased                   417,862                   9,744,050                             --
Accrued investment management and services fee                 12,144                      71,760                         20,632
Unrealized depreciation on foreign currency
 contracts held, at value (Notes 1 and 4)                       3,829                          --                             --
Other accrued expenses                                         23,386                      89,210                         57,614

Total liabilities                                             512,933                  10,277,557                        326,998

Net assets applicable to outstanding capital stock        $20,930,951                $170,820,543                    $48,838,152

Represented by

Capital stock -- authorized 10,000,000,000
 shares for each Fund of $.01 par value;
 outstanding, 2,076,586; 17,180,066;
 and 4,998,345 shares, respectively                       $    20,766                $    171,801                    $    49,983
Additional paid-in-capital                                 20,775,058                 171,279,025                     49,201,117
Excess of distributions over net investment income                 --                          --                         (2,641)
Accumulated net realized gain (loss) (Notes 1 and 9)            6,403                    (438,008)                       (63,594)
Unrealized appreciation (depreciation)
 of investments and on translation
 of assets and liabilities in foreign currencies (Note 4)     128,724                    (192,275)                      (346,713)

Total -- representing net assets applicable to outstanding
 capital stock                                            $20,930,951                $170,820,543                    $48,838,152

Net asset value per share of outstanding capital stock    $     10.08                $       9.94                    $      9.77

See accompanying notes to financial statements.

PAGE 235
Statements of operations
Retirement Annuity Mutual Funds
Year ended Aug. 31, 1996
                                                                       Capital                   Special                 Managed
                                                                      Resource                    Income                    Fund
                                                                          Fund                      Fund

Income:
Investment income
Dividends (net of foreign taxes withheld of $404,294;
 $22,791 and $621,728, respectively)                               $51,660,407              $    656,439            $ 37,488,647
Dividends earned from affiliates for Capital Resource Fund           1,293,258                        --                      --
Interest (net of foreign taxes withheld of $266,948 for
  Special Income Fund)                                              25,572,476               152,455,954              82,654,239

Total income                                                        78,526,141               153,112,393             120,142,886

Expenses (Note 2):
Investment management services fee                                  26,046,721                11,311,856              19,987,805
Administrative services fee                                          1,804,056                   894,104                 991,587
Custodian fees and expenses                                            376,767                   253,580                 318,071
Compensation of board members and officers                             101,543                    41,114                  91,790
Printing and postage                                                   232,142                    97,116                 146,816
Audit fees                                                              27,820                    27,197                  26,046
Registration fees                                                      453,333                    94,283                 243,633
Other                                                                   45,979                    21,467                  31,544

Total expenses                                                      29,088,361                12,740,717              21,837,292

Investment income -- net                                            49,437,780               140,371,676              98,305,594


Realized and unrealized gain (loss) -- net

Net realized gain on security transactions (including
 $53,981,593 realized loss on investments of affiliated
 issuers for Capital Resource Fund) (Note 3)                       679,436,528                38,984,702             275,660,376
Net realized gain (loss) on foreign currency transactions               25,673                (4,046,600)                (43,075)
Net realized gain (loss) on closed or expired options contracts
 written (Note 8)                                                           --                  (105,126)                264,991
Net realized loss on closed interest rate futures contracts (Note 7)        --                (1,963,506)                     --

Net realized gain on investments and foreign currency              679,462,201                32,869,470             275,882,292
Net change in unrealized appreciation or depreciation
 of investments and on translation of assets and liabilities
 in foreign currencies                                            (494,927,652)              (49,126,958)            (34,119,724)

Net gain (loss) on investments and foreign currency                184,534,549               (16,257,488)            241,762,568

Net increase in net assets resulting from operations              $233,972,329              $124,114,188            $340,068,162

See accompanying notes to financial statements.

PAGE 236
Statements of operations (continued)
Retirement Annuity Mutual Funds
Year ended Aug. 31, 1996
                                                                    Moneyshare             International              Aggressive
                                                                          Fund                    Equity                  Growth
                                                                                                    Fund                    Fund

Income:
Investment income
Dividends (net of foreign taxes withheld of $0;
 $6,054,323 and $111,812, respectively)                           $        --                $30,579,489             $ 4,969,838
Interest                                                           14,076,718                  7,178,696              17,913,461

Total income                                                       14,076,718                 37,758,185              22,883,299

Expenses (Note 2):
Investment management services fee                                  1,283,789                 13,990,974              10,459,512
Administrative services fee                                            59,375                    797,200                 808,467
Custodian fees and expenses                                            20,401                  1,115,809                 263,639
Compensation of board members and officers                              7,538                     56,592                  55,473
Printing and postage                                                    6,572                     51,683                  82,128
Audit fees                                                             15,688                     19,000                  22,539
Registration fees                                                      16,574                    193,152                 114,494
Other                                                                   7,860                     23,615                  16,939

Total expenses                                                      1,417,797                 16,248,025              11,823,191

Investment income -- net                                           12,658,921                 21,510,160              11,060,108


Realized and unrealized gain (loss) -- net

Net realized gain on security transactions (including $5,434,742 realized loss on investments of affiliated issuers for
 Aggressive Growth Fund) (Note 3)                                         325                 72,152,375             243,203,290
Net realized gain (loss) on foreign currency transactions                  --                 17,185,787                  (2,232)


Net realized gain on investments and foreign currency                     325                 89,338,162             243,201,058
Net change in unrealized appreciation or depreciation
 of investments and on translation of assets and liabilities
 in foreign currencies                                                     --                 33,859,236             (79,505,605)


Net gain on investments and foreign currency                              325                123,197,398             163,695,453

Net increase in net assets resulting from operations              $12,659,246               $144,707,558            $174,755,561

See accompanying notes to financial statements.

PAGE 237
Statements of operations (continued)
Retirement Annuity Mutual Funds
Period from May 1, 1996 to Aug. 31, 1996
                                                                       Global                     Growth                  Income
                                                                        Yield                 Dimensions               Advantage
                                                                         Fund                       Fund                    Fund

Income:
Investment income
Dividends                                                            $     --                   $230,812                $ 10,739
Interest                                                              209,083                    435,825                 681,448

Total income                                                          209,083                    666,637                 692,187

Expenses (Note 2):
Investment management services fee                                     26,039                    153,340                  44,245
Administrative services fee                                             1,860                     12,169                   3,568
 Custodian fees and expenses                                           11,738                     65,000                  40,000
Compensation of board members and officers                                126                        498                     261
Printing and postage                                                       --                      8,000                   5,000
Audit fees                                                             12,000                     10,000                  11,000
Registration fees                                                       2,683                      4,076                   5,083
Other                                                                     447                        426                     256

Total expenses                                                         54,893                    253,509                 109,413

Investment income -- net                                              154,190                    413,128                 582,774


Realized and unrealized gain (loss) -- net

Net realized gain (loss) on security transactions (Note 3)              6,402                   (438,008)                (66,235)
Net realized loss on foreign currency transactions                    (10,111)                        --                      --

Net realized loss on investments and foreign currency                  (3,709)                  (438,008)                (66,235)
Net change in unrealized appreciation or depreciation
 of investments and on translation of assets and liabilities
 in foreign currencies                                                128,724                   (192,275)               (346,713)

Net gain (loss) on investments and foreign currency                   125,015                   (630,283)               (412,948)

Net increase (decrease) in net assets resulting from operations      $279,205                  $(217,155)               $169,826

See accompanying notes to financial statements.

PAGE 238

Statements of changes in net assets
Retirement Annuity Mutual Funds
Year ended Aug. 31,
                                                                 Capital Resource Fund                      Special Income Fund

Operations and distributions                                   1996                1995                 1996                1995

Investment income -- net                              $  49,437,780       $  39,674,769         $140,371,676        $123,083,727
Net realized gain (loss) on investments
 and foreign currency                                   679,462,201         383,135,166           32,869,470         (19,987,914)
Net change in unrealized appreciation or
 depreciation of investments and on translation
 of assets and liabilities in foreign currencies       (494,927,652)        128,698,908          (49,126,958)         94,905,201

Net increase in net assets resulting
 from operations                                        233,972,329         551,508,843          124,114,188         198,001,014

Distributions to shareholders from:
 Net investment income                                  (47,593,459)        (39,584,237)        (135,814,306)       (121,683,870)
 Net realized gain                                      (10,771,339)       (383,078,138)                  --          (2,300,916)
 Excess distributions of net investment
  income (Note 1)                                        (1,869,994)            (52,587)                  --          (2,378,142)

 Excess distributions of net realized
  gain (Note 1)                                                  --            (977,300)                  --                  --

Total distributions                                     (60,234,792)       (423,692,262)        (135,814,306)       (126,362,928)


Capital share transactions (Note 6)

Proceeds from sales                                     410,478,022         436,224,431          214,108,604          86,906,199
Reinvested distributions at net asset value              60,234,792         423,692,262          135,814,306         126,362,928
Payments for redemptions                               (117,295,599)        (42,461,613)        (129,574,450)       (140,624,932)

Increase in net assets from capital share
 transactions                                           353,417,215         817,455,080          220,348,460          72,644,195

Total increase in net assets                            527,154,752         945,271,661          208,648,342         144,282,281


Net assets at beginning of period                     3,844,714,112       2,899,442,451        1,703,199,284       1,558,917,003


Net assets at end of period                          $4,371,868,864      $3,844,714,112       $1,911,847,626      $1,703,199,284


Undistributed (excess of distributions over)
 net investment income                               $   (2,086,918)     $   (1,844,321)      $   (2,119,837)     $      415,998

See accompanying notes to financial statements.

PAGE 239
Statements of changes in net assets (continued)
Retirement Annuity Mutual Funds
Year ended Aug. 31,                                                   Managed Fund                           Moneyshare Fund

                                                               1996               1995                 1996                1995
Operations and distributions

Investment income -- net                              $   98,305,594        $79,031,286          $12,658,921         $10,161,955
Net realized gain (loss) on investments
 and foreign currency                                    275,882,292        (49,425,540)                 325                (152)
Net change in unrealized appreciation or
 depreciation of investments and on translation
 of assets and liabilities in foreign currencies         (34,119,724)       293,779,938                   --                  --

Net increase in net assets resulting
 from operations                                         340,068,162        323,385,684           12,659,246          10,161,803

Distributions to shareholders from:
 Net investment income                                   (97,692,300)       (78,601,919)         (12,658,921)        (10,161,955)
 Net realized gain                                                --           (198,282)                  --                  --
 Excess distributions of net investment
  income (Note 1)                                           (784,045)                --                   --                (126)

Total distributions                                      (98,476,345)       (78,800,201)         (12,658,921)        (10,162,081)


Capital share transactions (Note 6)

Proceeds from sales                                      203,558,285        265,867,838          247,288,271         113,426,072
Reinvested distributions at net asset value               98,476,345         78,800,201           12,658,921          10,162,081
Payments for redemptions                                (105,925,809)       (44,391,869)        (198,768,626)        (75,889,680)

Increase in net assets from capital share
 transactions                                            196,108,821        300,276,170           61,178,566          47,698,473

Total increase in net assets                             437,700,638        544,861,653           61,178,891          47,698,195

Net assets at beginning of period                      3,044,216,656      2,499,355,003          226,940,966         179,242,771

Net assets at end of period                           $3,481,917,294     $3,044,216,656         $288,119,857        $226,940,966

Excess of distributions over net
 investment income                                    $   (2,225,051)    $     (613,294)        $       (714)       $         --

See accompanying notes to financial statements.

PAGE 240
Statements of changes in net assets (continued)
Retirement Annuity Mutual Funds
Year ended Aug. 31,
                                                              International Equity Fund                  Aggressive Growth Fund

                                                               1996                1995                 1996                1995
Operations and distributions

Investment income -- net                               $ 21,510,160       $  19,548,137         $ 11,060,108        $  7,510,039
Net realized gain (loss) on investments
 and foreign currency                                    89,338,162         (16,979,187)         243,201,058           6,178,928
Net change in unrealized appreciation or
 depreciation of investments and on translation
 of assets and liabilities in foreign currencies         33,859,236          (6,548,017)         (79,505,605)        270,146,371

Net increase (decrease) in net assets resulting
 from operations                                        144,707,558          (3,979,067)         174,755,561         283,835,338

Distributions to shareholders from:
 Net investment income                                  (15,453,784)        (17,257,772)         (11,052,242)         (7,502,171)
 Net realized gain                                      (23,947,543)                 --                   --                  --
 Excess distributions of net investment
  income (Note 1)                                       (18,917,064)                 --               (7,244)             (7,442)

Total distributions                                     (58,318,391)        (17,257,772)         (11,059,486)         (7,509,613)



Capital share transactions (Note 6)

Proceeds from sales                                     335,601,053         360,572,294          388,624,475         383,256,895
Reinvested distributions at net asset value              58,318,391          17,257,772           11,059,486           7,509,613
Payments for redemptions                                (47,735,823)        (26,008,343)         (34,177,762)        (17,849,325)

Increase in net assets from capital share
 transactions                                           346,183,621         351,821,723          365,506,199         372,917,183

Total increase in net assets                            432,572,788         330,584,884          529,202,274         649,242,908


Net assets at beginning of period                     1,441,877,605       1,111,292,721        1,411,892,608         762,649,700


Net assets at end of period                          $1,874,450,393      $1,441,877,605       $1,941,094,882      $1,411,892,608

Excess of distributions over net
 investment income                                      $(1,731,277)     $   (6,056,376)      $       (9,476)     $       (7,866)

See accompanying notes to financial statements.

PAGE 241

Statement of changes in net assets (continued)
Retirement Annuity Mutual Funds
Period from May 1, 1996 to Aug. 31, 1996
                                                                     Global                     Growth                    Income
                                                                      Yield                 Dimensions                 Advantage
                                                                       Fund                       Fund                      Fund

Operations and distributions

Investment income -- net                                        $   154,190               $    413,128               $   582,774
Net realized loss on investments
 and foreign currency                                                (3,709)                  (438,008)                  (66,235)
Net change in unrealized appreciation or
 depreciation of investments and on translation
 of assets and liabilities in foreign currencies                    128,724                   (192,275)                 (346,713)

Net increase (decrease) in net assets resulting from operations     279,205                   (217,155)                  169,826

Distributions to shareholders from:
 Net investment income                                             (144,078)                  (413,128)                 (582,774)




Capital share transactions (Note 6)

Proceeds from sales                                              20,834,514                171,304,119                48,762,664
Reinvested distributions at net asset value                         144,078                    413,128                   582,774
Payments for redemptions                                           (182,768)                  (266,421)                  (94,338)

Increase in net assets from capital share transactions           20,795,824                171,450,826                49,251,100

Total increase in net assets                                     20,930,951                170,820,543                48,838,152

Net assets at beginning of period                                        --                         --                        --


Net assets at end of period                                     $20,930,951               $170,820,543               $48,838,152


Excess of distributions over net investment income              $        --               $         --               $    (2,641)

See accompanying notes to financial statements.

1. Summary of significant accounting policies

Each Fund is registered under the Investment Company Act of 1940
(as amended) as a diversified, (non-diversified for Global Yield) open-end management investment company.

The investment objectives of each Fund are as follows:
     Capital Resource invests primarily in U.S. common stocks; Special Income invests primarily in investment grade bonds; Managed invests in stocks, convertible securities, bonds and money market instruments;
     Moneyshare invests in money market securities;
     International Equity invests primarily in common stocks of foreign issuers;
     Aggressive Growth invests primarily in stocks of small- and medium-sized companies;
     Global Yield invests primarily in debt securities of U.S. and foreign issuers;
     Growth Dimensions invests primarily in common stocks of U.S. and foreign companies showing potential for significant growth;
     Income Advantage invests primarily in long-term, high-yielding, high risk debt securities below investment grade issued by U.S. and foreign corporations; and
Shares of each Fund are sold through the purchase of an annuity contract offered by IDS Life Insurance Company (IDS Life) or its affiliates.

The significant accounting policies followed by the Funds are summarized as follows:

Use of estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Valuation of securities
Securities traded on national securities exchanges or included in the NASDAQ National Market System are valued at the last quoted sales price at the close of each business day; securities traded over-the-counter but not included in the NASDAQ National Market System and securities for which a last quoted sales price is not readily available are valued at the mean of the bid and asked prices. Bonds and other securities are valued at fair value as determined by the board when market quotations are not readily available. Determination of fair value involves, among other things, references to market indexes, matrices and data from independent brokers. Short-term securities in Capital Resource, Special Income, Managed, International Equity, Aggressive Growth, Global Yield, Growth Dimensions and Income Advantage Fund maturing in more than 60 days from the valuation date are valued at the

PAGE 243
market price or approximate market value based on the current interest rates; those maturing in 60 days or less are valued at amortized cost. Pursuant to Rule 2a-7 of the 1940 Act, all securities in Moneyshare Fund are valued at amortized cost which approximates market value in order to maintain a constant net asset value of $1 per share.

Option transactions
In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Funds may buy and sell put and call options and write covered call options on portfolio securities and write cash-secured puts. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. The Funds also may write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the other party.

Futures transactions
In order to gain exposure to or protect itself from changes in the market, the Funds may buy and sell stock index and interest rate futures contracts. The Funds also may buy or write put and call options on futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Securities purchased on a when-issued basis
Delivery and payment for securities that have been purchased by Special Income and Managed Funds on a forward-commitment or when-issued basis can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations and they may affect each Fund's net assets the same as owned securities. Each Fund designates cash or liquid high-grade debt securities at least equal to the amount of its commitment. As of Aug. 31, 1996, each Fund had entered into outstanding when-issued or forward commitment of $4,765,000 and $1,786,875, respectively.

Foreign currency translations and foreign currency contracts Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

PAGE 244
Illiquid securities
At Aug. 31, 1996, investments in securities for Capital Resource Fund, Special Income Fund, Managed Fund, Aggressive Growth Fund and Income Advantage Fund included issues that are illiquid. The Funds currently limit investments in illiquid securities to 10% of the net assets, at market value, at the time of purchase. The aggregate value of such securities at Aug. 31, 1996, was $28,250,000, $21,413,174, $13,563,156, $2,915,130 and $363,125 that represents
0.65%, 1.12%, 0.39%, 0.15%  and 0.75% of net assets for Capital
Resource Fund, Special Income Fund, Aggressive Growth Fund and Income Advantage Fund, respectively. Pursuant to guidelines adopted by the board, certain unregistered securities are determined to be liquid and are not included within the limitations specified above.

Federal income taxes
Since each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to the Variable
Accounts, no provision for income or excise taxes is required. Each Fund is treated as a separate entity for federal income tax purposes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, the timing and amount of market discount recognized as ordinary income, foreign tax credits and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. The effect on dividend distributions of certain book-to-tax differences is presented as "excess distributions" in the statement of changes in net assets. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) are recorded by the Funds.

On the Statements of Assets and Liabilities, due to permanent book-to-tax differences, undistributed net investment income and accumulated net realized gain (loss) have been increased
(decreased), resulting in net reclassification adjustments to additional paid-in capital as follows:

                                           Capital       Special                              International   Aggressive
                                          Resource        Income       Managed   Moneyshare          Equity       Growth

Undistributed net investment income      $(216,924)  $(7,093,205)  $(1,441,006)  $     (714)   $ 17,185,787    $  (2,232)
Accumulated net realized gain (loss)       216,924     7,093,205     1,441,006          714     (17,185,787)       2,232

Additional paid-in capital reduction     $      --   $        --   $        --   $       --    $         --    $      --
 (increase)


PAGE 245

                                                                        Global               Growth               Income
                                                                         Yield           Dimensions            Advantage


Undistributed net investment income                                     $ (10,112)        $      --             $ (2,641)
Accumulated net realized gain (loss)                                       10,112                --                2,641

Additional paid-in capital reduction                                    $      --         $      --             $     --
 (increase)


Dividends
At Aug. 31, 1996, dividends declared for each Fund payable Sept. 3, 1996 are as follows:

         Capital Resource                        $0.075
         Special Income                          $0.032
         Managed                                 $0.119
         Moneyshare                              $0.004
         Aggressive Growth                       $0.024
         Global Yield                            $0.028
         Growth Dimensions                       $0.022
         Income Advantage                        $0.050

Distributions to the Variable Accounts are recorded as of the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income are declared daily and paid monthly for Special Income, Moneyshare, Global Yield and Income Advantage Funds and declared and paid quarterly for Capital Resource, Managed, International Equity, Aggressive Growth and Growth Dimensions Funds. Capital gain distributions (if any) will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to regulated investment companies.

Other
Security transactions are accounted for on the date the securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium and discount on a level yield basis, is accrued daily.


2. Investment management and services agreement

The Funds have entered into an agreement with IDS Life for managing investments, record keeping and other services that are based solely on the assets of each Fund. The management fee is a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

PAGE 246
         Fund                               Percentage Range

         Capital Resource                    0.630% to 0.570%
         Special Income                      0.610% to 0.535%
         Managed                             0.630% to 0.550%
         Moneyshare                          0.510% to 0.440%
         International Equity                0.870% to 0.795%
         Aggressive Growth                   0.650% to 0.575%
         Global Yield                        0.840% to 0.780%
         Growth Dimensions                   0.630% to 0.570%
         Income Advantage                    0.620% to 0.545%

IDS Life, in turn, pays to American Express Financial Corporation
(AEFC) a fee based on a percentage of each Fund's average daily net assets for the year. This fee is equal to 0.35% for International Equity Fund and 0.25% for each remaining Fund. In addition to paying its own management fee, brokerage commissions, taxes and costs of certain legal services, each Fund will reimburse IDS Life an amount equal to the cost of certain expenses incurred and paid by IDS Life in connection with each Fund's operations. The Funds also pay custodian fees to American Express Trust Company, an affiliate of IDS Life. The reimbursement paid by Moneyshare Fund will be limited to 0.25% of the Fund's average daily net assets.

The Funds have also entered into an Administrative Services
Agreement with AEFC. Under this agreement, each Fund pays AEFC for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

         Fund                               Percentage Range

         Capital Resource                    0.050% to 0.030%
         Special Income                      0.050% to 0.025%
         Managed                             0.040% to 0.020%
         Moneyshare                          0.030% to 0.020%
         International Equity                0.060% to 0.035%
         Aggressive Growth                   0.060% to 0.035%
         Global Yield                        0.060% to 0.040%
         Growth Dimensions                   0.050% to 0.030%
         Income Advantage                    0.050% to 0.025%

Prior to April 30, 1996, each Fund had a retirement plan for its independent board members. The plan was terminated April 30, 1996. The retirement plan expense for the year and the total liability for the plan are as follows:

               Fund             Liability                Expense

       Capital Resource         $68,788                  $32,166
       Special Income            33,310                    1,957
       Managed                   54,003                   29,799
       Moneyshare                 9,348                    1,561
       International Equity      26,377                   23,851
       Aggressive Growth         22,217                   16,598


The liability will be paid out at some future date.

3. Securities transactions

For the year ended Aug. 31, 1996, cost of purchases and proceeds from sales of securities aggregated, respectively, $1,792,551,302 and $1,730,455,563 for Moneyshare Fund. Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated for each Fund are as follows:

          Fund                Purchases              Proceeds

    Capital Resource         $5,216,876,015          5,213,727,372
    Special Income            1,168,682,060            996,875,478
    Managed                   2,953,933,344          2,626,069,127
    International Equity      1,128,945,972            909,271,649
    Aggressive Growth         2,737,102,117          2,657,743,146
    Global Yield                 16,436,554                298,025
    Growth Dimensions           138,616,596              2,142,434
    Income Advantage             49,276,383              5,331,717

Net realized gains and losses on investment sales are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with IDS Life for the year ended Aug. 31, 1996 are as follows:

                  Capital Resource                    $841,159
                  Managed                               76,269
                  Aggressive Growth                    245,269
                  Growth Dimensions                        212


4. Foreign currency contracts

The Funds also may enter into forward foreign currency exchange contracts for operational purposes. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Funds and the resulting unrealized appreciation and/or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Funds are subject to the credit risk that the other party will not complete the obligations of the contract.

At Aug. 31, 1996, Capital Resource Fund, Aggressive Growth Fund, International Equity Fund and Global Yield Fund had entered into forward foreign currency exchange contracts that obligate the Funds to deliver currencies at a specified future date. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts are as follows:

PAGE 248

Capital Resource Fund

                                Currency to               Currency to               Unrealized                Unrealized
Exchange date                   be delivered              be received             appreciation              depreciation

09-02-96                          4,033,800                   629,200                 $     --                  $     44
                               Norway Krona               U.S. Dollar

09-02-96                          8,077,600                 1,259,272                       --                       776
                               Norway Krona               U.S. Dollar

09-03-96                          3,389,826                26,208,782                       --                       175
                                U.S. Dollar          Hong Kong Dollar

09-04-96                          6,069,000                   945,555                       --                     1,165
                               Norway Krona               U.S. Dollar
                                                                                          _____                     _____
                                                                                      $     --                  $  2,160

Aggressive Growth Fund


                                Currency to               Currency to               Unrealized                Unrealized
Exchange date                  be delivered               be received             appreciation              depreciation


09-03-96                          2,268,817                17,541,583                 $     --                  $    117
                                U.S. Dollar          Hong Kong Dollar

09-04-96                          1,095,988                 4,903,450                      233                        --
                                U.S. Dollar              Finnish Mark

09-10-96                            137,919                 4,236,876                    1,131                        --
                                U.S. Dollar            Belgian Francs

09-10-96                            541,826                16,480,174                       --                       960
                                U.S. Dollar            Belgian Francs

09-10-96                            207,881                 6,325,200                       --                       294
                                U.S. Dollar            Belgian Francs

09-30-96                          4,733,670                   936,470                    1,563                        --
                               French Franc               U.S. Dollar
                                                                                         ______                    ______
                                                                                      $   2,927                 $  1,371



International Equity Fund

                                Currency to               Currency to               Unrealized                Unrealized
Exchange date                  be delivered               be received             appreciation              depreciation


09-03-96                          1,865,288                 2,754,359                 $     --                  $  4,172
                                U.S. Dollar             Deutsche Mark

09-03-96                            274,833                   386,223                       --                       332
                                U.S. Dollar          Singapore Dollar

09-04-96                          1,307,011                   839,011                    3,272                        --
                                U.S. Dollar             British Pound

09-04-96                            212,252                   298,639                       --                        --
                                U.S. Dollar          Singapore Dollar

09-04-96                            197,152                   136,493                      389                        --
                         New Zealand Dollar               U.S. Dollar

09-05-96                          2,568,257                 4,008,793                       --                     2,055
                              British Pound               U.S. Dollar

09-05-96                        555,947,626                 4,438,774                       --                     6,495
                             Spanish Peseta               U.S. Dollar

PAGE 249
09-05-96                           164,255                    113,303                       --                        90
                        New Zealand Dollar                U.S. Dollar

09-30-96                        41,289,818                  8,159,076                    4,270                        --
                              French Franc                U.S. Dollar

11-29-96                        62,185,880                 37,780,000                   51,344                        --
                             Dutch Guilder                U.S. Dollar

11-29-96                       272,177,550                 54,490,000                  533,730                        --
                              French Franc                U.S. Dollar

11-29-96                        54,337,606                 45,410,000                       --                   224,243
                               Swiss Franc                U.S. Dollar                 ________                  ________
                                                                                      $593,005                  $237,387


Global Yield Fund


                                Currency to              Currency to                Unrealized                Unrealized
Exchange date                  be delivered              be received              appreciation              depreciation


09/03/96                            417,363                2,115,740                      $499                    $   --
                                  U.S. Dollar             French Franc

09/17/96                            301,615               32,300,000                        --                     3,829
                                U.S. Dollar             Japanese Yen
                                                                                       _______                    ______
                                                                                          $499                    $3,829




5.  Lending of portfolio securities

Presented below is information regarding securities on loan at Aug. 31, 1996.

                                                      Capital        Special                    International      Aggressive
                                                     Resource         Income         Managed           Equity          Growth

Value of securities on loan to brokers            $35,458,995    $83,524,800     $85,649,095     $118,721,146      $3,000,000

Collateral received for securities loaned:
Cash                                              $31,413,722    $ 6,573,000     $ 7,274,500     $ 61,590,600      $3,200,000
U.S. Government Securities, at value                5,507,109     80,577,399      81,726,488       59,000,960              --

Total collateral received for securities
loaned                                            $36,920,831    $87,150,399     $89,000,988     $120,591,560      $3,200,000


Income from securities lending amounted to $672,786, $327,354, $217,534, $421,694 and $54,130 for Capital Resource, Special
Income, Managed, International Equity and Aggressive Growth, respectively, for the year ended Aug. 31, 1996.

The risks to each Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. Capital share transactions

Transactions in shares of each Fund for the years ended Aug. 31, 1996 and 1995 are as follows:

                                                                                                     Year ended Aug. 31, 1996

                                       Capital       Special                                   International       Aggressive
                                      Resource        Income        Managed      Moneyshare           Equity           Growth

Sold                                15,763,681     18,199,129    13,012,081     247,309,082       25,280,136       24,647,795
Issued for reinvested
 distributions                       2,332,581     11,583,367     6,196,744      12,659,993        4,329,590          675,192
Redeemed                            (4,539,063)   (11,162,609)   (6,655,268)   (198,785,551)      (3,581,859)      (2,123,509)

Net increase                        13,557,199     18,619,887    12,553,557      61,183,524       26,027,867       23,199,478



                                                                                                     Year ended Aug. 31, 1996


                                                  Global             Growth           Income
                                                   Yield  *      Dimensions *      Advantage  *


Sold                                           2,080,476         17,165,340       4,948,431
Issued for reinvested
  distributions                                   14,337             41,469          59,529
Redeemed                                         (18,227)           (26,743)         (9,615)

Net increase                                   2,076,586         17,180,066       4,998,345

* Inception date was May 1, 1996.

                                                                                                        Year ended Aug. 31, 1995


                                          Capital       Special                                     International     Aggressive
                                         Resource        Income          Managed     Moneyshare            Equity         Growth

Sold                                   18,048,365      7,654,880      19,490,950    113,435,448        29,602,833     32,035,435
Issued for reinvested                  17,356,230     11,415,969       5,727,716     10,162,908         1,338,365        638,223
  distributions
Redeemed                               (1,723,811)   (13,019,320)     (3,226,704)   (75,896,018)       (2,106,010)    (1,448,445)

Net increase                           33,680,784      6,051,529      21,991,962     47,702,338        28,835,188     31,225,213


7. Interest rate futures contracts

Upon entering into a futures contract, the Funds may be required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and recorded as unrealized gains and losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

At Aug. 31, 1996, investments in securities for Special Income Fund included securities valued at $4,184,620 that were pledged as collateral to cover initial margin deposits on 900 open sales contracts. The market value of the open contracts at Aug. 31, 1996 was $96,103,125 with a net unrealized gain of $1,622,906.

8. Options contracts written

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. The Funds will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

The number of contracts and premium amounts associated with option contracts written by Managed Fund during the year ended Aug. 31, 1996 is as follows:

                                            Calls
                             Contracts                 Premuim

Balance Aug. 31, 1995             --                 $      --
Opened                         7,100                   719,249
Closed or expired             (4,000)                 (264,991)
Exercised                       (800)                  (57,998)

Balance Aug. 31, 1996          2,300                 $ 396,260



9. Capital loss carryover

For federal income tax purposes, Growth Dimensions and Income Advantage Fund, had capital loss carryovers at Aug. 31, 1996 of $428,324 and $63,594 , respectively, which, if not offset by subsequent capital gains, will expire in 2004. It is unlikely the board will authorize a distribution of any net realized gain for a Fund until its capital loss carryover has been offset or expires.


10. Financial highlights

"Financial highlights" showing per share data and selected information are presented on pages 5 - 13 of the prospectus.

PAGE 252

Retirement Annuity Mutual Funds                   (Percentages represent value of
Aug. 31, 1996                           investments compared to total net assets)
Capital Resource Fund

Investments in securities of unaffiliated issuers
Common stocks (73.9%)
Issuer                                     Shares           Value(a)
__________________________________________________________________________________
Automotive & related (0.7%)
General Motors                            575,000     $   28,606,250
__________________________________________________________________________________
Banks and savings & loans (6.0%)
Associates First Capital Cl A             500,000         19,750,000
First Chicago                             700,000         29,837,500
Great Western Financial                 1,000,000         24,750,000
Mellon Bank                               500,000         27,687,500
Norwest                                   700,000         26,337,500
SouthTrust                              1,000,000         29,500,000
State Street Boston                     1,900,000        102,837,500

Total                                                    260,700,000
__________________________________________________________________________________
Building materials & construction (0.5%)
Weyerhaeuser                              500,000         22,312,500
__________________________________________________________________________________
Chemicals (0.8%)
Betz Laboratories                         230,100         11,303,662
Safety-Kleen                            1,250,000         21,562,500

Total                                                     32,866,162
__________________________________________________________________________________
Communications equipment & services (0.3%)
Brightpoint                               350,000(b)       7,656,250
Geotek Communication                      500,000(b)       4,562,500

Total                                                     12,218,750
__________________________________________________________________________________
Computers & office equipment (5.0%)
BISYS Group                               500,000(b)      17,937,500
Ceridian                                  500,000(b)      21,312,500
Checkfree                               1,600,000(b)      26,600,000
Cylink                                    501,000(b)       7,295,813
 Fiserv                                 1,150,000(b)      38,956,250
Hadco                                     187,500(b)       4,851,563
Infoseek                                  495,000(b)       3,155,625
Intuit                                    255,000(b)       9,307,500
Natl Processing                           300,000(b)       5,137,500
Netscape Communications                   125,000(b)       4,421,875
Network General                           600,000(b)      10,200,000
Open Market                               775,000(b)      10,850,000
Policy Mgmt Systems                       347,100(b)      12,235,275
Solectron                                 371,200(b)      13,873,600
Sterling Commerce                         500,000(b)      15,500,000
See accompanying notes to investments in securities
Wallace Computer Services                 700,000         18,987,500

Total                                                    220,622,501
__________________________________________________________________________________
Electronics (4.2%)
Microchip Technology                    1,350,000(b)      49,612,500
Molex                                     160,300          5,269,863
Natl Semiconductor                      1,600,000(b)      29,400,000
SCI Systems                               550,000(b)      24,543,750
Sensormatic Electronics                 3,200,000         58,800,000
Symbol Technologies                       400,000(b)      17,800,000

Total                                                    185,426,113
___________________________________________________________________________________
Financial services (0.8%)
AMRESCO                                   300,000          7,162,500
Insurance Auto Auctions                   145,000(b)       1,286,875
MGIC Investment                           400,000         25,350,000

Total                                                     33,799,375
__________________________________________________________________________________
Health care (8.9%)
Abbott Laboratories                     1,000,000         45,125,000

PAGE 253
ALZA                                    2,850,000(b)      78,018,750
Baxter Intl                               925,000         41,278,125
Diagnostic Products                       275,600         10,231,650
Forest Labs                             1,500,000(b)      61,687,500
Gilead Sciences                         1,100,000(b)      26,675,000
STERIS                                  1,100,000(b)      33,825,000
U.S. Surgical                           1,500,000         54,750,000
Watson Pharmaceuticals                  1,300,000(b)      37,700,000

Total                                                    389,291,025
__________________________________________________________________________________
Health care services (3.2%)
Gulf South Medical Supply                 285,000(b)       6,198,750
 Humana                                 1,600,000(b)      30,000,000
Tenet Healthcare                        1,600,000(b)      33,600,000
United Healthcare                       1,825,000         70,490,625

Total                                                    140,289,375
__________________________________________________________________________________
Household products (0.4%)
Rubbermaid                                700,000         18,550,000
__________________________________________________________________________________
Industrial equipment & services (4.7%)
AGCO                                    1,000,000         23,625,000
Barnett                                   350,000(b)       8,487,500
Fisher Scientific Intl                    561,800         22,331,550
General Signal                          2,000,000         80,250,000
Greenfield Inds                           500,000         14,500,000
Illinois Tool Works                       500,000         34,562,500
Superior Services                         350,000(b)       5,687,500
USA Waste Services                        500,000(b)      13,750,000

Total                                                    203,194,050
__________________________________________________________________________________
Insurance (1.1%)
ACE                                       675,000         31,471,875
Everest Reinsurance Holdings              300,000          7,312,500
Reliance Group Holdings                   500,000          3,937,500
Terra Nova Holdings                       300,000          5,475,000

Total                                                     48,196,875
__________________________________________________________________________________
Leisure time & entertainment (2.8%)
Carnival Cl A                           1,525,000         43,081,250
Gaylord Entertainment Cl A                850,000         20,825,000
GTECH Holdings                          1,125,000(b)      31,218,750
Harrah's Entertainment                  1,000,000(b)      19,000,000
WMS Inds                                  400,000(b)       9,250,000

Total                                                    123,375,000
__________________________________________________________________________________
Media (4.4%)
Deluxe                                    500,000         19,125,000
Digital Generation Systems                460,000(b)       3,737,500
Marvel Entertainment Group                438,400(b)       3,781,200
Reed Intl                                 600,000(f)      21,750,000
Time Warner                             4,300,000        143,512,500

Total                                                    191,906,200
__________________________________________________________________________________
Metals (0.2%)
 Stillwater Mining                        470,000(b)       9,635,000
__________________________________________________________________________________
Multi-industry conglomerates (2.7%)
Data Processing Resources                 350,000(b)       6,475,000
Emerson Electric                          500,000         41,875,000
Westinghouse Electric                   4,300,000         70,412,500

Total                                                    118,762,500
__________________________________________________________________________________
Paper & packaging (5.7%)
Champion Intl                           1,110,000         47,730,000
Crown Cork & Seal                         800,000         37,400,000
Fort Howard                               650,000(b)      15,356,250
Intl Paper                                600,000         24,000,000
James River                               700,000         18,200,000
Kimberly-Clark                            620,000         48,592,500
Stone Container                         4,000,000         55,500,000

PAGE 254
Total                                                    246,778,750
__________________________________________________________________________________
Restaurants & lodging (0.5%)
Brinker Intl                            1,500,000(b)      22,500,000
__________________________________________________________________________________
Retail (4.0%)
Arbor Drugs                               730,000         15,147,500
Federated Department Stores             1,000,000(b)      34,625,000
Food Lion Cl A                          3,500,000         30,187,500
General Nutrition                       1,000,000(b)      14,750,000
Home Shopping Network                   2,352,000(b)      25,284,000
K mart                                  4,200,000         42,000,000
Walgreen                                  420,000         13,860,000

Total                                                    175,854,000
__________________________________________________________________________________
Textiles & apparel (0.4%)
Payless ShoeSource                        500,000(b)      17,562,500
__________________________________________________________________________________
Utilities -- telephone (0.2%)
Nextel Communcations                      627,900(b)      10,281,862
__________________________________________________________________________________
Foreign (12.1%) (h)
Amway Asia Pacific                      1,500,000         45,937,500
Amway Japan ADR                           488,047(f)       9,943,958
BAT Inds ADR                              950,000(f)      12,587,500
CPT Telefonica del Peru-B               1,000,000         23,375,000
Daimler-Benz Aktieng                      500,000(b)      27,250,000
Elsag Bailey Process Auto               1,100,000(b)      26,537,500
Grupo Casa Autrey ADR                   1,000,000         23,750,000
Grupo Televisa                            600,000(b)      18,225,000
Hafslund Nycomed                          450,000          2,842,965
Mid Ocean                                 450,000         18,618,750
Moore                                     704,200         12,323,500
News Corp ADR                           1,200,000         25,500,000
Reuters Holdings ADR                      500,000(f)      34,937,500
Sandoz                                     29,000         34,507,124
Schibsted Group                           740,000(e)      10,735,428
SGS - Thomson Microelectronics          1,600,000(b)      65,400,000
SmithKline Beecham ADR                    500,000         29,125,000
Sony ADR                                  800,000         50,600,000
Swire Pacific Cl A                      2,254,000         20,041,709
Tamro                                   1,400,000          9,170,476
Volkswagen                                 80,000         29,730,734

Total                                                    531,139,644
__________________________________________________________________________________
Total common stocks
(Cost: $2,971,009,560)                                $3,043,868,432
__________________________________________________________________________________
Bonds (3.0%)
Issuer                                  Principal           Value(a)
                                           amount
__________________________________________________________________________________
Computers & office equipment (1.2%)
Apple Computer
  6% Cv 2001                        50,000,000(e)        $51,875,000
__________________________________________________________________________________
Electronics (0.6%)
SCI Systems
  5% Cv 2006                        25,000,000(e,i)       28,250,000
__________________________________________________________________________________
Retail (0.1%)
Home Shopping                        4,000,000(e)          4,200,000
  5.875% Cv 2006
__________________________________________________________________________________
Foreign (1.1%) (h)
Cemex(U.S. Dollar)
  4.25% Cv 1997                     25,000,000(e)         23,750,000
Rogers Communication(U.S. Dollar)
Zero Coupon Cv with attached put
  5.50% 2013                        65,000,000(g)         23,806,250

Total                                                     47,556,250
__________________________________________________________________________________
Total bonds
(Cost: $128,212,712)                                    $131,881,250
__________________________________________________________________________________

PAGE 255
Preferred stocks & other (1.0%)
Issuer                                     Shares           Value(a)
__________________________________________________________________________________
AJL Peps Trust
  $7.50 Cv                           1,040,000(h)        $19,630,000
Browning Ferris Inds
  $7.25 Cv                             826,600(b)         24,384,700
Viacom
  Warrants                             350,000                87,500
__________________________________________________________________________________
Total preferred stocks & other
(Cost: $48,521,544)                                      $44,102,200
__________________________________________________________________________________

Short-term securities (9.5%)
Issuer                                        Annualized              Amount            Value(a)
                                                yield on          payable at
                                                 date of            maturity
                                                purchase
_____________________________________________________________________________________________________
U.S. government agency (--%)
Federal Home Loan Mtge Corp Disc Nt
  09-09-96                                          5.23%        $   400,000      $      399,478
_____________________________________________________________________________________________________
Commercial paper (9.5%)
ABN AMRO North American Finance
  10-11-96                                          5.52          15,000,000          14,903,545
American General Finance
  09-17-96                                          5.41           5,900,000           5,884,355
  10-07-96                                          5.36          10,000,000           9,941,485
Ameritech
  09-17-96                                          5.43           4,400,000(c)        4,387,562
AVCO Financial Services
  10-17-96                                          5.50           7,200,000           7,147,880
  10-31-96                                          5.50           6,000,000           5,942,250
  11-15-96                                          5.37           5,000,000           4,940,417
Beneficial
  09-16-96                                          7.21          10,000,000           9,968,092
CAFCO
  09-11-96                                          5.44           3,500,000           3,493,221
Cargill
  09-23-96                                          5.47          11,500,000          11,457,150
  10-01-96                                          5.36          12,300,000          12,243,652
  10-23-96                                          5.50           5,000,000(c)        4,959,213
Chevron
  09-16-96                                          5.45           5,000,000(c)        4,986,705
Ciesco LP
  09-13-96                                          5.45           8,800,000           8,780,444
  10-01-96                                          5.43           9,800,000           9,750,255
  10-01-96                                          5.46           4,400,000           4,377,665
CPC Intl
  09-20-96                                          5.40           5,900,000(c)        5,882,431
  09-24-96                                          5.37           8,000,000(c)        7,969,523
  09-26-96                                          5.45           5,000,000(c)        4,979,147
  10-22-96                                          5.49           4,600,000(c)        4,563,049
Dean Witter
  09-04-96                                          5.32           3,800,000           3,797,766
Deutsche Financial
  10-16-96                                          5.32          18,400,000          18,271,578
Fleet Funding
  09-13-96                                          5.34           5,400,000(c)        5,389,645
Gannett
  10-15-96                                          5.52           9,600,000(c)        9,531,578
Goldman Sachs
   09-09-96                                         5.50           1,600,000           1,597,524
  09-10-96                                          5.47          10,000,000           9,983,209

Household Finance
  09-19-96                                          5.44          10,000,000           9,967,465
Krediet Bank North America Finance
  10-29-96                                          5.50           4,500,000           4,458,761
MetLife Funding
  09-09-96                                          5.37           3,600,000           3,595,194
  09-23-96                                          5.33           3,500,000           3,488,149

PAGE 256
Mobil Australia Finance
  09-18-96                                          5.45           9,000,000(c)        8,973,821
  09-18-96                                          5.48           8,000,000(c)        7,976,730
  10-02-96                                          5.49           8,000,000(c)        7,959,948
  10-09-96                                          5.37           2,700,000(c)        2,683,734
Morgan Stanley
   09-05-96                                         5.37           4,800,000           4,796,440
Natl Australia Funding
  10-02-96                                          5.43           8,000,000           7,959,948
  10-21-96                                          5.32           5,900,000           5,853,433
Northern States Power
  10-07-96                                          5.37           6,500,000           6,462,645
Penney (JC) Funding
  09-17-96                                          5.43           8,500,000           8,477,107
Pitney Bowes
  10-08-96                                          5.52           9,200,000           9,145,501
  10-09-96                                          5.49           4,700,000           4,658,145
  10-17-96                                          5.51           6,040,000           5,996,277
  12-06-96                                          5.53           6,100,000           6,007,673
Reed Elsevier
  10-10-96                                          5.32           7,500,000(c)        7,456,000
SAFECO
  09-20-96                                          5.40           3,500,000           3,489,578
  09-23-96                                          5.40           6,000,000           5,977,771
  09-25-96                                          5.41           8,000,000           7,967,513
  10-02-96                                          5.44           1,900,000           1,890,223
Sandoz
  09-11-96                                          5.41           2,600,000(c)        2,595,198
Siemens
  09-12-96                                          5.31          10,800,000          10,780,956
Southwest Bell Capital
  09-10-96                                          5.37           9,500,000           9,485,908
  10-25-96                                          5.48           8,300,000(c)        8,228,665
Toyota Motor
  10-04-96                                          5.32          11,000,000          10,945,147
Transamerica Financial
  09-23-96                                          5.40           5,000,000           4,981,476
USAA Capital
  09-19-96                                          5.41           7,700,000           7,675,036
U S WEST Communications
  09-03-96                                          5.37           1,500,000           1,499,331
  09-17-96                                          5.44           4,400,000           4,386,645
  09-18-96                                          5.43           6,600,000           6,578,873
  09-23-96                                          5.41           7,200,000           7,172,042
   09-24-96                                         5.40           4,300,000           4,284,635
  10-24-96                                          5.49           6,500,000           6,446,038

Total                                                                                415,431,347
______________________________________________________________________________________________________
Total short-term securities
(Cost: $415,937,255)                                                              $  415,830,825
______________________________________________________________________________________________________
Total investments in securities of unaffiliated issuers
(Cost: $3,563,681,071)                                                            $3,635,682,707
____________________________________________________________________________________________________

Investments in securities of affiliated issuers (d)

Common stocks (17.7%)
Issuer                                     Shares           Value(a)
__________________________________________________________________________________
Apple Computer                         10,750,000     $  260,687,500
Arbour Health Care                        400,000(b)       8,600,000
Coram  Healthcare                       4,036,400(b)      15,641,050
Fulcrum                                   775,000(b,h)     9,493,750
Giddings & Lewis                        2,100,000         27,300,000
Highlands Insurance Group                 600,000(b)      11,400,000
New England Business Services             899,900         13,948,450
Novell                                 17,750,000(b)     185,265,625
Owens & Minor                           3,000,000         31,500,000
PacifiCare Health Systems Cl B            942,500(b)      75,871,250
Primadonna Resorts                      1,600,000(b)      32,400,000
Quality Food Centers                      920,000(b)      28,750,000
Secure Computing                          558,000(b)       7,393,500
Station Casinos                         1,800,000(b)      20,925,000
Tootsie Roll Inds                       1,194,200         42,244,825

PAGE 257
_____________________________________________________________________________________________________
Total investments in securities of affiliated issuers
(Cost: $989,937,358)                                  $  771,420,950
_____________________________________________________________________________________________________
Total investments in securities
(Cost: $4,553,618,429)(j)                             $4,407,103,657
_____________________________________________________________________________________________________
Notes to investments in securities

(a)Securities are valued by procedures described in Note 1 to the financial statements.
(b)Non-income producing.
(c)Commercial paper sold within terms of a private placement memorandum, exempt from registration under
Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other
"accredited investors." This security has been determined to be liquid under guidelines established by the board.
(d)Investments representing 5% or more of the outstanding voting securities of the issuer.  Transactions with companies that are or were affiliates during the year ended Aug. 31, 1996 are as follows:

                                Beginning       Purchase         Sales            Ending      Dividend
Affiliates                           cost           cost          cost              cost        income
__________________________________________________________________________________________________________
Apple Computer*              $ 91,139,645   $259,980,045  $         --    $  351,119,690    $  501,000
Arbour Health Care*                    --     10,510,400            --        10,510,400            --
Bolle America*                  2,824,375        698,730     3,523,105                --            --
Career Horizons*                9,467,323             --     9,467,323                --            --
CIBER*                          2,828,450      2,171,250     4,999,700                --            --
Community Pysch Centers*       33,918,844     18,155,811    52,074,655                --            --
Coram Healthcare*              52,219,037        837,481            --        53,056,518            --
DAKA Intl*                      6,397,825             --     6,397,825                --            --
Envoy*                          4,268,172      2,836,950     7,105,122                --            --
FPA Medical Mgmt*               3,933,025      1,350,000     5,283,025                --            --
Fulcrum*                          780,070     13,673,745     2,104,308                --            --
Giddings & Lewis*              22,096,410     13,685,570            --        12,349,507            --
Grupo & Casa Autrey ADR*       17,078,410      7,527,859    10,037,950        35,781,980       115,800
HCC Insurance*                 10,264,148             --    10,264,148        14,568,319       155,700
Health Mgmt*                    9,692,225             --     9,692,225                --            --
Highlands Insurance*                   --     11,771,851            --        11,771,851            --
Ins Auto*                      23,503,773        310,000    21,874,213         1,939,560            --
NBTY*                          14,207,505             --    14,207,505                --            --
New England Bus Service*               --     16,439,262            --        16,439,262       329,980
Norton McNaughton*             13,604,115      1,411,400    15,015,515                --            --
Novell*                        73,399,475    198,023,536            --       271,423,011            --
Owens & Minor*                 26,235,901     10,753,790            --        36,989,691        46,125
Pacificare*                            --     69,745,990            --        69,745,990            --
PMT Services*                   4,691,250             --     4,691,250                --            --
Primadonna*                    19,977,242     16,435,403     7,383,110        29,029,535            --
Quality Food Centers*          17,947,178      5,986,850     4,772,500        19,161,528            --
Quality Systems*                       --      6,188,620     6,188,620                --            --
Regency Health Services*       13,455,442      3,685,859    17,141,301                --            --
Renaissance Solutions*          4,869,644             --     4,869,644                --            --
Rogers Comm B*                 22,102,065     21,503,369    43,605,434                --            --
Romac*                          1,010,305      4,781,259     5,791,564                --            --
Secure Computing*                      --     24,235,270     7,784,522        16,450,748            --
Simware*                               --      5,078,150     5,078,150                --            --
 Spiegal Cl A*                 10,264,425      5,537,850    15,802,275                --        63,750
Station Casinos*                4,816,252     20,021,628            --        24,837,880            --
SysteMed*                       8,779,150      3,424,450    12,203,600                --            --
Tootsie Roll*                  17,835,470     13,434,300            --        31,269,770        80,903
Ventritex*                     17,386,524             --    17,386,524                --            --
__________________________________________________________________________________________________________
Total                        $560,993,675   $770,196,678  $324,745,113    $1,006,445,240    $1,293,258
_________________________________________________________________________________________________________

(e)Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of
1933, as amended.  This security has been determined to be liquid under guidelines established by the board.
(f)Security is partially or fully on loan.  See Note 5 to the financial statements.
(g)  For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.
(h)Foreign security values are stated in U.S. dollars.  For debt securities, principal amounts are denominated in the currency indicated.

PAGE 258
(i)Identifies issues considered to be illiquid as to their marketability (see Note 1 to the financial statements).
Information concerning such security holdings at Aug. 31, 1996 is as follows:

  Security                                           Acquisition             Purchase
                                                            date                 cost
________________________________________________________________________________________________________________
SCI Systems                                             04-17-96          $25,000,000

(j)At Aug. 31, 1996, the cost of securities for federal income tax purposes was $4,557,563,684 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation . . . . . . . . . . . . . . . . . . . . . . . . .$251,736,133
Unrealized depreciation . . . . . . . . . . . . . . . . . . . . . . . .. (402,196,160)
________________________________________________________________________________________________________________
Net unrealized depreciation . . . . . . . . . . . . . . . . . . . . . . $(150,460,027)
________________________________________________________________________________________________________________

PAGE 259

Retirement Annuity Mutual Funds                                                                   (Percentage represent value of
Aug. 31, 1996                                                                          investments compared to total net assets)
International Equity Fund


Common stocks  (88.3%)
Issuer                                                                                     Shares                       Value(a)

Australia (3.9%)
Banks and savings & loans (0.9%)
Westpac Banking                                                                         3,488,000 (c)                $17,121,528

Energy (0.4%)
Broken Hill Proprietary                                                                   531,568 (c)                  7,235,464

Metals (2.3%)
CRA                                                                                       654,905 (c)                  9,949,611
MIM Holdings                                                                            5,095,000                      6,524,295
Pasminco                                                                                9,403,382                     13,899,524
WMC Limited                                                                             1,947,000 (c)                 13,543,254

Total                                                                                                                 43,916,684

Paper & packaging (0.3%)
Amcor                                                                                     925,000 (c)                  5,659,227

Austria (0.9%)
Energy (0.5%)
OMV                                                                                        96,430                      9,630,499

Machinery (0.4%)
Boehler-Uddeholm                                                                          107,600 (b,d)                8,390,186

Brazil (0.4%)
Communications equipment & services
Telebras ADR                                                                              110,000                      8,181,250

Canada (0.9%)
Aerospace & defense (0.5%)
Bombardier Cl B                                                                           600,800                      8,472,788

Communications equipment & services (0.4%)
BCE Mobile                                                                                250,300 (b)                  7,407,218

Chile (0.1%)
Utilities -- electric
Empresa Nacional de Electric ADR                                                           84,100                      1,650,462

France (6.5%)
Automotive & related (0.6%)
Peugeot                                                                                   100,300 (b)                 11,489,458

Banks and savings & loans (1.9%)
See accompanying notes to investments in securities.
Banque Nationale de Paris                                                                 341,000                     12,284,283
Credit Commercial de France                                                               522,000                     23,990,401

Total                                                                                                                 36,274,684

Building materials & construction (1.0%)
Lafarge-Coppee (Bearer)                                                                   319,280                     17,656,327
Lafarge-Coppee Bonus Shares                                                                10,971                        606,701

Total                                                                                                                 18,263,028

Energy (0.9%)
Societe Nationale Elf Aquitaine                                                           119,084                      8,673,911
Total Petroleum Cl B                                                                      112,500                      8,276,552

Total                                                                                                                 16,950,463

Insurance (0.2%)
Union des Assurances Federales                                                             33,000                      3,786,698

Leisure time & entertainment (0.8%)
Accor                                                                                     116,500                     14,104,478

PAGE 260
Multi-industry conglomerates (1.0%)
Lyonnaise des Eaux Dumez                                                                  207,000                      18,143,80

Retail (0.1%)
Casino Guichard Perrachon                                                                  59,366                      2,343,803

Germany (5.4%)
Automotive & related (0.9%)
Daimler-Benz                                                                              304,000                     16,545,964

Chemicals (2.4%)
Bayer                                                                                     446,010 (c)                 15,861,008
Henkel KGaA                                                                                45,660                      1,928,275
Henkel KGaA Pfd                                                                           410,940                     16,896,313
Hoechst                                                                                   302,000 (c)                 10,590,763

Total                                                                                                                 45,276,359

Leisure time & entertainment (0.2%)
Adidas (Bearer)                                                                            41,400                      3,559,681

Utilities -- electric (0.4%)
RWE                                                                                       206,000 (c)                  7,502,551

Miscellaneous (1.5%)
Degussa                                                                                    38,506                     13,607,648
SGL Carbon                                                                                123,400 (d)                 15,058,644

Total                                                                                                                 28,666,292

Hong Kong (3.7%)
Banks and savings & loans (0.9%)
HSBC Holdings                                                                           1,022,800                     17,659,570

Multi-industry conglomerates (1.4%)
Citic Pacific                                                                           1,340,000                     5,892,394
Hutchison Whampoa                                                                       1,449,000                     8,770,459
Swire Pacific Cl A                                                                      1,200,000                    10,669,943

Total                                                                                                                25,332,796

Real estate (1.4%)
Cheung Kong Holdings                                                                    1,187,000                     8,328,342
Henderson Land                                                                          1,024,000                     8,012,415
Sun Hung Kai Properties                                                                   941,000                     9,188,502

Total                                                                                                                25,529,259

Indonesia (0.1%)
Multi-industry conglomerates
India Fund                                                                                350,000 (b)                 2,756,250

Italy (2.6%)
Communications equipment & services (1.1%)
Stet Risp                                                                               4,095,500                     9,883,863
Telecom Italia                                                                          5,256,000                    10,318,164

Total                                                                                                                20,202,027

Energy (1.0%)
Ente Nazionale Idrocarburi Spa                                                          4,457,297 (c)                19,477,710


Insurance (0.5%)
INA                                                                                     5,993,800 (c)                 8,552,080

Japan (27.5%)
Banks and savings & loans (1.4%)
Sanwa Bank                                                                                977,000 (c)                17,263,390
Sumitomo Trust & Banking                                                                  700,000                     8,310,325

Total                                                                                                                25,573,715

Building materials & construction  (1.8%)
Nihon Cement                                                                            2,300,000                    15,070,863
Taisei                                                                                  2,900,000                    18,388,549

Total                                                                                                                33,459,412

PAGE 261
Communications equipment & services (1.0%)
Nippon Telegraph & Telecommunications                                                       2,600                     18,448,371

Electronics (7.0%)
Matsushita Electric                                                                     1,750,000                     29,472,667
NEC                                                                                     2,400,000                     25,621,202
Omron                                                                                     640,000                     11,720,964
Rohm                                                                                      270,000                     16,176,146
Sanyo Electric                                                                          3,800,000                     19,584,022
TDK                                                                                       500,000                     28,805,448

Total                                                                                                                131,380,449

Health care (1.4%)
Banyu Pharmaceuticals                                                                     600,000                      7,840,972
Sankyo Pharmaceuticals                                                                    770,000                     19,133,076

Total                                                                                                                 26,974,048

Industrial equipment  & services (3.4%)
DAI Nippon Printing                                                                       900,000                     15,819,988
Kawasaki Heavy Inds                                                                     1,400,000                      6,442,113
Mitsubishi Heavy Inds                                                                   2,800,000                     22,135,098
Secom                                                                                     310,000                     19,827,903

Total                                                                                                                 64,225,102

Insurance (0.9%)
Tokio Marine & Fire                                                                     1,500,000                     17,117,614

Metals  (1.4%)
Nippon Steel                                                                            8,436,000                     26,707,009

Real estate (1.2%)
Mitsui Fudosan                                                                          1,800,000                     22,197,679

Retail (1.0%)
Ito-Yokado                                                                                117,000                      6,169,796
Marui                                                                                     654,000                     12,819,989

Total                                                                                                                 18,989,785

Textiles & apparel (0.6%)
Onward Kashiyama                                                                          800,000                     11,043,622

Transportation (1.6%)
Japan Airlines                                                                          1,985,000 (b)                 14,797,073
Nippon Express                                                                          1,810,000                     15,941,191

Total                                                                                                                 30,738,264

Wire & cable (3.3%)
Nippon Denso                                                                            1,500,000 (b)                 30,922,141
NTN                                                                                     2,500,000                     15,990,242
Sumitomo Electric Inds                                                                  1,025,000                     13,583,655

Total                                                                                                                 60,496,038

Miscellaneous (1.5%)
 Itochu                                                                                 2,600,000                     15,768,451
Mitsubishi Material                                                                     2,505,000                     12,103,118

Total                                                                                                                 27,871,569

Korea (0.5%)
Electronics (0.2%)
Samsung Electronics                                                                        52,400                      4,080,708

Utilities -- electric (0.3%)
Korea Electric Power ADR                                                                  300,000 (c)                  6,375,000

Malaysia (1.7%)
Banks and savings & loans (0.2%)
Malayan Banking                                                                           471,000                      4,477,617

Building materials & construction  (0.4%)
United Engineers                                                                          945,000                      6,709,386

PAGE 262
Leisure time & entertainment (0.4%)
Resorts World                                                                           1,444,000                      7,877,416

Multi-industry conglomerates (0.5%)
Sime Darby                                                                              2,818,000                      9,551,583

Utilities -- telephone (0.2%)
Telekom Malaysia                                                                          496,000                      4,377,056

Mexico (0.6%)
Banks and savings & loans (0.3%)
Banamex Series B                                                                          642,800                      5,454,158

Building materials & construction  (0.3%)
Empresas ICA Sociedad Controladora ADR                                                    404,890 (c)                  6,073,350

Netherlands (3.2%)
Chemicals (1.0%)
Akzo Nobel                                                                                152,621                     17,744,916

Financial services (1.0%)
Ing Groep                                                                                 567,637                     17,688,405

Textiles & apparel (1.0%)
Gucci                                                                                     289,944 (b)                 19,643,002

Transportation (0.2%)
KLM Royal Dutch Airlines                                                                  160,700                      4,426,490

New Zealand (0.5%)
Paper & packaging
Carter Holt Harvey                                                                      3,851,000                      8,640,242
Fletcher Challenge Forest                                                                 230,203                        317,841

Total                                                                                                                  8,958,083

Norway (--%)
Industrial transportation
First Olsen Tankers                                                                        98,420 (b)                    813,699

Peru (0.4%)
Communications equipment & services
Telefonica Del Peru ADR                                                                   350,000                      8,181,250

Philippines (0.7%)
Financial services (0.3%)
Philippine Commercial Intl Bank                                                           441,000                      6,144,875

Utilities -- telephone (0.4%)
Philippines Long Distance Telephone ADR                                                   131,900 (c)                  7,897,513

Singapore (5.0%)
Automotive & related (0.7%)
Cycle & Carriage                                                                        1,306,000                     12,530,916

Banks and savings & loan (1.1%)
Development Bank Singapore                                                                539,500 (b)                  6,326,759
Overseas Union Bank                                                                     1,978,000                     13,777,114

Total                                                                                                                 20,103,873

Beverages & tobacco (0.6%)
Fraser & Neave                                                                          1,099,000                     11,091,542

Industrial equipment & services (0.3%)
Sembawang Shipyard                                                                      1,243,000                      5,742,359

Industrial transportation (0.7%)
Keppel                                                                                  1,647,000                     12,525,158

Mutli-industry conglomerates (0.5%)
Straits Steamship                                                                       2,815,000                      9,643,424

Real estate (1.1%)
City Developments                                                                         968,000                      8,049,467
DBS Land                                                                                3,967,000                     13,195,139

Total                                                                                                                 21,244,606

PAGE 263
Spain (1.6%)
Communications equipment & services (1.0%)
Telefonica                                                                                984,017                     18,293,204

Energy (0.6%)
Repsol                                                                                    364,000                     11,831,128

Sweden (2.6%)
Industrial equipment & services (1.8%)
Asea B Free Shares                                                                        130,000                     13,892,830
Ericsson (LM) B Free                                                                      825,000                     19,239,622

Total                                                                                                                 33,132,452

Machinery (0.8%)
Scania Cl A                                                                               302,373 (b)                  8,032,852
Scania Cl B                                                                               294,220 (b)                  7,838,465

Total                                                                                                                 15,871,317

Switzerland (3.8%)
Banks and savings & loans (0.6%)
Swiss Bank                                                                                 52,444 (b)                 10,214,803

Financial services (1.0%)
CS Holdings                                                                               188,892                     19,595,912

Health care (2.2%)
Sandoz                                                                                     35,400                     42,122,490

Taiwan (0.4%)
 Multi-industry conglomerates
Taiwan Fund                                                                               322,800 (c)                  7,585,800

Thailand (1.5%)
Banks and savings & loans (0.8%)
First Bangkok City Bank                                                                 4,332,500                      6,634,435
Siam Commercial Bank616,0007,741,079

Total                                                                                                                 14,375,514

Building materials & construction  (0.4%)
TPI Polene                                                                              2,265,585                      6,401,475

Financial services (0.3%)
Dhana Siam Finance                                                                      1,006,400                      4,812,266

United Kingdom (13.8%)
Banks and savings & loans (1.3%)
Lloyds TSB                                                                              3,092,300                     18,109,662
Natl Westminster                                                                          593,407                      6,139,543

Total                                                                                                                 24,249,205

Beverages & tobacco (0.2%)
Guinness                                                                                      412                      3,139,522

Building materials & construction (1.1%)
Redland                                                                                 3,116,100                     21,339,215

Electronics (0.8%)
Pemier Farnell                                                                          1,423,300                     14,603,579

Energy (1.1%)
Shell Transport & Trading                                                               1,394,200                     20,270,864

Furniture & appliances (0.8%)
Emi Group                                                                                 536,500                     12,073,445
Thorn                                                                                     536,500                      3,259,243

Total                                                                                                                 15,332,688

Health care (1.5%)
Glaxo Wellcome                                                                          1,593,600                     22,846,490
Smith & Nephew                                                                          1,490,100                      4,520,369

Total                                                                                                                 27,366,859

PAGE 264
Insurance (0.3%)
Sun Life                                                                                1,420,200                      4,812,899

Leisure time & entertainment (1.3%)
Granada Group                                                                           1,795,800                     24,441,219

Machinery (1.4%)
Siebe                                                                                   1,853,400                     26,527,672

Multi-industry conglomerates (0.1%)
Framlington Maghreb Fund Units                                                             50,000 (b)                  2,625,000

Paper & packaging (0.3%)
Smurfit Group                                                                           1,724,727                      4,713,634

Retail (2.2%)
Great Universal Stores                                                                  1,969,700                     20,040,659
Kingfisher                                                                              1,216,300                     12,441,693
Next                                                                                      927,812                      8,411,234

Total                                                                                                                 40,893,586

Transportation (1.4%)
British Airways                                                                         1,352,300                     11,097,962
NFC                                                                                     5,180,595                     15,291,106

Total                                                                                                                 26,389,068

Total common stocks
(Cost: $1,539,778,201)                                                                                            $1,655,602,691


Other (0.2%)
Issuer                                                                                     Shares                      Value (a)

Singapore
Keppel Warrants                                                                         1,233,000                    $ 4,223,923

Total other
(Cost: $5,015,287)                                                                                                   $ 4,223,923

Bond (0.4%)
Issuer and                                                                              Principal                      Value (a)
coupon rate                                                                                amount

Malaysia
Renong
(U.S. Dollar)
  2.50% Cv 2005                                                                        $6,000,000  (d)                $6,645,000

Total bond
(Cost $6,003,288)                                                                                                     $6,645,000

Short-term securities (13.7%)
Issuer                                                              Annualized              Amount                      Value(a)
                                                                      yield on          payable at
                                                                       date of            maturity
                                                                      purchase

U.S. government agency (0.3%)
Federal Home Loan Mtge Corp Disc Nts
  09-12-96                                                               5.24%         $ 3,500,000                     3,493,910
  09-18-96                                                               5.19            2,500,000                     2,493,537
                                                                                                                    ____________
Total                                                                                                                  5,987,447

Commercial paper (13.4%)
Alabama Power
  10-29-96                                                               5.35            2,200,000                     2,180,855
Avco Financial Services
  10-22-96                                                               5.49            1,300,000                     1,289,557
BBV Finance
  10-15-96                                                               5.33           12,000,000                    11,920,500
BellSouth Telephone
  10-08-96                                                               5.32            1,000,000                       994,427

PAGE 265
CAFCO
  09-19-96                                                               5.42            2,900,000 (e)                 2,890,655
Cargill Global
  10-23-96                                                               5.48            6,000,000 (e)                 5,951,056
Ciesco LP
  09-25-96                                                               5.27            9,000,000                     8,967,187
   11-06-96                                                              5.39            7,400,000                     7,321,992
Colgate Palmolive
  09-26-96                                                               5.28            5,900,000 (e)                 5,877,587
Commerzbank US Finance
  09-10-96                                                               5.30            4,800,000                     4,792,960
Dean Witter
  10-03-96                                                               5.32            8,000,000                     7,961,280
First Chicago Natl Bank Detroit Canada
  09-09-96                                                               5.32            4,700,000                     4,693,773
Fleet Funding
  09-10-96                                                               5.32            2,100,000 (e)                 2,096,908
Ford Motor Credit
  10-11-96                                                               5.28            2,400,000                     2,385,650
General Electric Capital
  10-22-96                                                               5.32           10,000,000                     9,923,733
Goldman Sachs Group LP
  10-18-96                                                               5.34            9,400,000                     9,331,434
Merrill Lynch
  09-06-96                                                               5.38           12,600,000                    12,588,765
Mobil Australia Finance (Delaware)
  09-23-96                                                               5.28            7,600,000 (e)                 7,574,508
Natl Australia Funding (Delaware)
  09-23-96                                                               5.26            6,000,000                     5,979,913
  10-07-96                                                               5.34            9,800,000                     9,746,718
Northern States Power
  09-26-96                                                               5.28            1,100,000                     1,095,821
Pacific Mutual Life Insurance
  09-23-96                                                               5.30            6,100,000                     6,079,423
Penney (JC) Funding
  09-05-96                                                               5.33            3,700,000                     3,697,271
  10-10-96                                                               5.30            7,600,000                     7,555,498
  10-11-96                                                               5.30            4,200,000                     4,174,792
Pfizer
  09-12-96                                                               5.30            3,000,000 (e)                 2,994,720
Pitney Bowes Credit
  10-16-96                                                               5.52            3,000,000                     2,978,721
St. Paul Companies
  09-13-96                                                               5.31           12,800,000 (e)                12,775,595
  09-18-96                                                               5.31            2,600,000 (e)                 2,593,136
Sandoz
  09-03-96                                                               5.42            3,900,000                     3,898,252
  09-04-96                                                               5.32            5,000,000 (e)                 4,997,061
Siemens
  09-26-96                                                               5.29            5,200,000                     5,180,208
SmithKline Beecham
  09-20-96                                                               5.27            6,700,000                     6,680,458
  09-30-96                                                               5.26            7,600,000                     7,566,813
Sysco
  09-17-96                                                               5.30            3,800,000 (e)                 3,790,525
Toyota Motor Credit
  09-17-96                                                               5.28            5,800,000                     5,785,594
  09-20-96                                                               5.31            9,200,000                     9,173,013
  09-27-96                                                               5.28            5,000,000                     4,980,275
  10-04-96                                                               5.32            2,200,000                     2,189,029
 Transamerica Financial
  09-18-96                                                               5.30            7,900,000                     7,879,144
USAA Capital
  09-19-96                                                               5.27            4,000,000                     3,988,917
  10-21-96                                                               5.31            1,700,000                     1,686,339
U S WEST Communications
  09-18-96                                                               5.43            2,900,000                     2,890,717
  09-24-96                                                               5.40            7,100,000                     7,074,629
  10-23-96                                                               5.30            4,000,000                     3,968,508

Total                                                                                                                250,143,917

Letter of credit (--%)
First Chicago-
Commed Fuel
  10-16-96                                                               5.34              800,000                       794,222

Total short-term securities
(Cost: $256,938,786)                                                                                              $  256,925,586

PAGE 266
Total investments in securities
(Cost: $1,807,735,562)(f)                                                                                         $1,923,397,199

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Non-income producing.
(c) Security is partially or fully on loan. See Note 5 to the financial statements.
(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the board.
(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2)of the
Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.
(f) At Aug. 31, 1996, the cost of securities for federal income tax purposes was $1,809,367,950 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                                                             $180,593,648
Unrealized depreciation                                                                                              (66,564,399)

Net unrealized appreciation                                                                                         $114,029,249

PAGE 267

Retirement Annuity Mutual Funds                                                        (Percentages represent value of
Aug. 31, 1996                                                                investments compared to total net assets)
Aggressive Growth Fund

Investments in securities of unaffiliated issuers
Common & preferred stocks (75.1%)
Issuer                                                                         Shares                         Value(a)

Airlines (--%)
AirNet Systems                                                                 36,300 (b)               $      435,600

Automotive & related (0.8%)
Miller Inds                                                                   480,000 (b)                   16,080,000

Banks and savings & loans (4.6%)
Bank of Boston                                                                173,000                        9,125,750
Bank of New York                                                              350,000                        9,756,250
Barnett Banks                                                                 150,000                        9,843,750
Cityscape Financial                                                           228,000 (b)                    6,270,000
Dime Bancorp                                                                  780,000 (b)                   10,237,500
GreenPoint Financial                                                          288,000                       10,260,000
MBNA                                                                          370,000                       11,238,750
SouthTrust                                                                    325,000                        9,587,500
Washington Mutual                                                             335,600                       12,165,500

Total                                                                                                       88,485,000

Building materials & construction (1.0%)
Tyco Intl                                                                     459,300                       19,405,425

Chemicals (1.9%)
IMC Global                                                                    330,000                       14,190,000
Praxair                                                                       275,000                       11,309,375
Safety-Kleen                                                                  591,800                       10,208,550

Total                                                                                                       35,707,925

Communications equipment & services (1.8%)
Cascade Communications                                                        100,000                        6,812,500
Geotek Communications                                                         247,700 (b)                    2,260,263
Tellabs                                                                       170,000 (b)                   10,773,750
Verifone                                                                      300,000 (b)                   14,325,000

Total                                                                                                       34,171,513

Computers & office equipment (9.4%)
Broadway & Seymour                                                            414,000 (b)                    5,019,750
CCC Information Services Group                                                 79,300 (b)                    1,467,050
Cisco Systems                                                                 750,000 (b)                   39,562,500
Computer Task Group                                                           300,000                        8,625,000
E*TRADE Group                                                                 150,000 (b)                    1,575,000
Equifax                                                                       392,000                        9,996,000
See accompanying notes to investments in securities.
First Data                                                                    250,000                       19,500,000
Fiserv                                                                        303,000 (b)                   10,264,125
Natl Processing                                                                34,700 (b)                      594,237
Network General                                                               540,000 (b)                    9,180,000
Oracle                                                                        637,500 (b)                   22,471,875
Parametric Technology                                                         430,000 (b)                   19,470,938
PeopleSoft                                                                    120,000 (b)                    9,210,000
Sungard Data Systems                                                          385,000 (b)                   16,458,750
Wall Data                                                                     383,100 (b)                    9,481,725

Total                                                                                                      182,876,950

Electronics (2.8%)
ADT                                                                           243,900 (b)                    4,786,537
Computer Products                                                             563,000 (b)                   10,978,500
Dynatech                                                                      260,000 (b)                   10,205,000
Harman Intl                                                                   200,000                        8,775,000
Symbol Technologies                                                           216,000 (b)                    9,612,000
Vitesse Semiconductor                                                         330,000 (b)                   10,518,750

Total                                                                                                       54,875,787

Energy (4.2%)
Barrett Resources                                                             326,000 (b)                   10,798,750
Brown (Tom)                                                                   275,000 (b)                    4,400,000

PAGE 268
Louisiana Land & Exploration                                                  190,000                       10,806,250
Nabors Inds                                                                   710,000                       10,561,250
Noble Affiliates                                                              250,000                       10,031,250
Pogo Producing                                                                325,000                       11,090,625
Santa Fe Energy Resources                                                     325,000                        3,818,750
Swift Energy                                                                  490,000 (b)                   12,188,750
United Meridian                                                               190,600 (b)                    7,576,350

Total                                                                                                       81,271,975

Energy equipment and services (4.0%)
Cooper Cameron                                                                125,600 (b)                    6,625,400
Diamond Offshore Drilling                                                     125,000 (b)                    6,375,000
Global Marine                                                               1,100,000 (b)                   15,812,500
Lone Star Technologies                                                        606,600 (b)                    9,933,075
Marine Drilling                                                             1,155,000 (b)                   10,106,250
Smith Intl                                                                    299,200                       10,397,200
Sonat Offshore Drilling                                                       184,800                       10,094,700
Tidewater                                                                     215,000                        8,250,625

Total                                                                                                       77,594,750

Financial services (4.1%)
ADVANTA Cl B                                                                  204,000                        9,078,000
Franklin Resources                                                            170,000                       10,115,000
Green Tree Financial                                                          240,000                        8,340,000
Household Intl                                                                126,000                        9,985,500
Olympic Financial                                                             425,000 (b)                   10,412,500
Paychex                                                                       487,500                       26,081,250
Winthrop Resources                                                            200,000                        4,950,000

Total                                                                                                       78,962,250

Furniture & appliances (0.7%)
Leggett & Platt                                                               119,600                        3,408,600
Miller (Herman)                                                               273,900                       10,275,530

Total                                                                                                       13,684,130

Health care (2.1%)
Boston Scientific                                                             200,000 (b)                    9,175,000
Guidant                                                                       202,400                       10,271,800
Mentor                                                                        400,000                       12,650,000
Vivus                                                                         267,000 (b)                    9,345,000

Total                                                                                                       41,441,800

Health care services (3.9%)
Cardinal Health                                                               160,000                       11,740,000
HBO & Company                                                               1,000,000                       54,625,000
Vivra                                                                         335,000 (b)                   10,091,875

Total                                                                                                       76,456,875

Household products (0.5%)
Estee Lauder                                                                  228,000                        9,804,000

Industrial equipment & services (1.2%)
Energy Biosystems
 8% Cv Pfd                                                                    35,000 (b,c)                   1,436,715
Sanifill                                                                     259,600 (b)                    12,038,950
United Waste Systems                                                         350,000 (b)                    10,325,000

Total                                                                                                       23,800,665

Insurance (1.2%)
AFLAC                                                                        285,000                         9,796,875
Everest Reinsurance Holdings                                                 209,400                         5,104,125
UMUM                                                                         145,000                         9,207,500

Total                                                                                                       24,108,500

Leisure time & entertainment (3.9%)
Harley-Davidson                                                              280,000                        11,480,000
Intl Game Technology                                                         770,000                        15,688,750
Marriott Intl                                                                330,000                        18,108,750

PAGE 269
Mattel                                                                       250,000                         6,593,750
Natl Education                                                               795,000                        14,409,375
WMS Inds                                                                     399,000 (b)                     9,226,875

Total                                                                                                       75,507,500

Media (3.5%)
American Radio Systems                                                       280,000 (b)                     9,940,000
Belo (AH) Cl A                                                               276,210                        11,082,926
Clear Channel Communications                                                 135,000 (b)                    11,120,625
Emmis Broadcasting                                                           217,600 (b)                    11,369,600
Harcourt General                                                             300,000                        14,362,500
Outdoor Systems                                                              254,500 (b)                    10,752,625

Total                                                                                                       68,628,276

Metals (1.6%)
SGL Carbon                                                                   300,000 (b)                    12,075,000
Titanium Metals                                                              217,300 (b)                     5,188,038
UCAR Intl                                                                    350,800 (b)                    13,681,200

Total                                                                                                       30,944,238

Multi-industry conglomerates (0.5%)
Alco Standard                                                                200,000                         8,725,000

Paper & packaging (0.5%)
Sealed Air                                                                   270,000 (b)                    10,226,250

Restaurants & lodging (3.8%)
Apple South                                                                  380,000                         7,980,000
Applebee's Intl                                                              400,000                        11,600,000
CapStar Hotel                                                                520,000 (b)                     9,360,000
Hospitality Franchise System                                                 400,000                        23,950,000
Prime Hospitality                                                            525,000 (b)                     9,975,000
Sonic                                                                        430,000 (b)                    10,105,000

Total                                                                                                       72,970,000

Retail (9.2%)
Albertson's                                                                  223,000                         9,449,625
American Stores                                                              245,000                        10,075,625
Corporate Express                                                            255,500 (b)                     9,581,250
Dollar General                                                               510,000                        16,447,500
Fingerhut                                                                    320,000                         4,280,000
Friedman's Cl A                                                              317,000 (b)                     6,657,000
Gap                                                                          330,000                        11,550,000
Home Depot                                                                   182,000                         9,668,750
Home Shopping Network                                                        679,000 (b)                     7,299,250
Lowe's                                                                       400,000                        14,450,000
Pep Boys--Manny, Moe & Jack                                                  290,000                         9,715,000
Price Costo                                                                  500,000 (b)                     9,937,500
Richfood Holdings Cl A                                                       270,000                        10,260,000
Safeway                                                                      280,000 (b)                    10,150,000
Saks Holdings                                                                300,000 (b)                    10,237,500
TJX                                                                          550,000                        17,600,000
Vons                                                                         231,000 (b)                    10,221,750

Total                                                                                                      177,580,750

Textiles & apparel (0.5%)
Shaw Inds                                                                    684,000                        10,260,000

Utilities -- electric (0.6%)
AES                                                                          300,000                        10,650,000

Utilities -- gas (1.0%)
Seagull Energy                                                               500,000 (b)                     9,000,000
Sonat                                                                        243,000                        10,722,375

Total                                                                                                       19,722,375

Utilities -- telephone (1.1%)
NEXTEL Communications                                                        219,900 (b)                     3,600,863
Tel-Save Holdings                                                            445,000 (b)                    10,235,000
 WorldCom                                                                    345,000 (b)                     7,245,000

Total                                                                                                       21,080,863

PAGE 270
Foreign (4.7%) (h)
American Group                                                               206,000 (b)                     5,019,841
Banco de Galicia -- Buenos Aires                                              35,000                           721,875
Barco                                                                         36,100                         6,196,357
Bufete Industrial ADR                                                        260,000                         4,680,000
Coca-Cola FEMSA                                                              350,000                         9,187,500
Danka Business Systems                                                       400,000                        11,650,000
Empresas ICA Sociedad                                                        900,000 (f)                    13,500,000
Northern Telecommunications                                                  200,000                         9,975,000
Renaissance Energy                                                           373,000 (b)                    10,493,221
Schlumberger                                                                  70,000                         5,906,250
Sun Intl Hotels                                                              169,600 (b)                     8,034,800
Swire Pacific                                                                724,000                         6,437,532

Total                                                                                                       91,802,376

Total common & preferred stocks
(Cost: $1,211,876,053)                                                                                  $1,457,260,773


Bonds (0.8%)
Issuer                                                                     Principal                          Value(a)
                                                                              amount

Park Electrochemical
   7% 2006                                                                $4,500,000                    $    3,577,500
Richy Electronics
   7%  Cv 2006                                                             3,000,000 (g)                     2,915,130
Thermo Electron
  4.25%  Cv 2003                                                           7,500,000 (c)                     8,962,500

Total bonds
(Cost: $15,000,000)                                                                                     $   15,455,130

Short-term securities (23.7%)
Issuer                                              Annualized                Amount                          Value(a)
                                                      yield on            payable at
                                                       date of              maturity
                                                      purchase

U.S. government agencies (0.8%)
Federal Home Loan Bank
  09-19-96                                                5.33%        $12,000,000                     $    11,966,433

Federal Home Loan Mtge Corp Disc Nts
  09-12-96                                                5.24           3,600,000                           3,593,736
  09-12-96                                                5.33             200,000                             199,647

Total                                                                                                       15,759,816

Commercial paper (22.9%)
A.I. Credit
   09-18-96                                               5.37           4,000,000                           3,989,340
American General Finance
   09-17-96                                               5.41           3,700,000                           3,690,188
Ameritech Capital Funding
   09-13-96                                               5.33           5,800,000 (d)                       5,788,899
   09-24-96                                               5.40           2,100,000 (d)                       2,091,857
   09-26-96                                               5.40           9,900,000                           9,858,712
   10-04-96                                               5.34           2,000,000 (d)                       1,989,989
ANZ (Delaware)
   11-06-96                                               5.39          13,900,000                          13,753,471
AT&T
   09-09-96                                               5.33           6,143,000                           6,134,861
BBV Finance (Delaware)
   09-13-96                                               5.30           6,700,000                           6,687,225
   11-22-96                                               5.37           8,000,000                           7,896,111
CAFCO
   09-19-96                                               5.42          17,600,000 (d)                      17,543,287
   10-24-96                                               5.31           5,300,000                           5,257,453
Cargill
   09-23-96                                               5.47           5,500,000                           5,479,506
   10-04-96                                               5.29           8,500,000                           8,457,694
Cargill Global Funding
   10-23-96                                               5.48           4,100,000 (d)                       4,066,555

PAGE 271
Ciesco LP
   09-03-96                                               5.42          10,000,000                           9,995,517
   09-11-96                                               5.35           4,000,000                           3,993,498
   10-21-96                                               5.31          11,600,000 (d)                      11,511,953
CIT Group
   10-08-96                                               5.34          11,400,000                          11,331,263
Coca-Cola
   10-15-96                                               5.37          15,000,000 (d)                      14,893,090
CPC Intl
   09-20-96                                               5.40           8,100,000 (d)                       8,075,880
Dean Witter
   10-03-96                                               5.30           9,300,000                           9,254,988
Fleet Funding
   09-06-96                                               5.37          11,700,000 (d)                      11,689,567
Ford Motor Credit
   09-05-96                                               5.39          10,000,000                           9,992,569
Gannett
    10-18-96                                              5.54          12,400,000 (d)                      12,306,821
Goldman Sachs
   09-27-96                                               5.33           7,700,000                           7,669,392
Merrill Lynch
   09-24-96                                               5.31           3,600,000                           3,587,304
Metlife Funding
   09-09-96                                               5.37           3,800,000                           3,794,927
   09-09-96                                               5.39          10,198,000                          10,184,335
   10-24-96                                               5.32           7,100,000                           7,043,768
Mobil Australia Finance (Delaware)
   10-02-96                                               5.49          10,000,000 (d)                       9,949,935
Morgan Stanley Group
   09-04-96                                               5.35           4,500,000                           4,497,335
Natl Australia Funding (Delaware)
   10-01-96                                               5.46          10,000,000                           9,951,412
   10-21-96                                               5.32          11,600,000                          11,508,444
NationsBank
   11-26-96                                               5.37           6,500,000                           6,498,772
NBD Canada Schedule B
   09-03-96                                               5.35           8,900,000                           8,896,047
Northern States Power
   10-07-96                                               5.37           8,400,000                           8,351,725
   10-10-96                                               5.30           7,400,000                           7,356,669
Pacific Mutual
   09-13-96                                               5.30           2,400,000                           2,395,424
Penney (JC) Funding
   09-05-96                                               5.33           6,400,000                           6,395,280
   09-17-96                                               5.43           7,500,000                           7,479,800
   09-24-96                                               5.41           3,100,000                           3,088,465
Pitney Bowes Credit
   10-17-96                                               5.51           8,000,000                           7,942,088
SAFECO Credit
   09-20-96                                               5.40           6,900,000                           6,879,453
   10-02-96                                               5.44           8,900,000                           8,854,204
   10-09-96                                               5.36           5,600,000                           5,565,478
Sandoz
   09-16-96                                               5.44           8,000,000 (d)                       7,978,358
   10-24-96                                               5.32           6,900,000 (d)                       6,845,352
Siemens
   09-06-96                                               5.41           4,600,000                           4,595,883
   09-18-96                                               5.44           9,100,000                           9,072,394
   09-25-96                                               5.32           7,500,000                           7,472,396
   09-26-96                                               5.29           8,900,000                           8,866,126
Southwestern Bell Capital
   10-25-96                                               5.48          10,000,000 (d)                       9,914,055
Toyota Motor Credit
   09-30-96                                               5.29           3,700,000                           3,683,751
Transamerica Finance
   09-16-96                                               5.44           8,000,000                           7,978,359
   10-22-96                                               5.32           4,000,000                           3,967,295
USAA Capital
   10-10-96                                               5.35          15,000,000                          14,903,458
U S West Communications
   10-23-96                                               5.30           6,000,000                           5,952,762

Total                                                                                                      444,850,740

Total short-term securities
(Cost: $460,698,372)                                                                                   $   460,610,556

Total investments in securities of unaffiliated issuers
(Cost: $1,687,574,425)                                                                                 $ 1,933,326,459
Investments in securities of affliated issuer (e)

PAGE 272
Common stock (0.8%)
Issuer                                                                Shares                                  Value(a)

Heftel Broadcasting                                                  457,000 (b)                       $    16,337,750

Total investments in securities of affiliated issuer
(Cost: $12,266,622)                                                                                    $    16,337,750

Total investments in securities
(Cost: $1,699,841,047) (i)                                                                             $ 1,949,664,209

Notes to investments in securities

(a)  Securities are valued by procedures described in Note 1 to the financial statements.
(b)  Non-income producing.
(c)  Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.  This security has been determined to be liquid under guidelines established by the board.
(d)  Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2)
of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors.  " This security has been determined to be liquid under guidelines established by the board.
(e)  Investments representing 5% or more of the outstanding voting securities of the issuer.  Transactions with companies that are or were affiliates during the year ended Aug. 31, 1996 are as follows:

                                          Beginning       Purchase            Sales            Ending         Dividend
Issuer                                         cost           cost             cost              cost           income

Broadway & Seymour*                      $7,473,136   $  3,357,042     $  3,108,313      $  7,721,865          $    --
Emispere Technologies*                    1,902,405      2,850,206        4,752,611                --               --
Heftel Broadcasting*                             --     12,266,622               --        12,266,622               --
Manhattan Bagel Company*                         --      9,548,438        9,548,438                --               --
ParcPlace*                                       --      7,878,837        7,878,837                --               --

Total                                    $9,375,541    $35,901,145      $25,288,199       $19,988,487           $   --

*Issuer was not an affiliate for the entire fiscal year.

(f)  Security is partially or fully in loan. See Note 6 to the financial statement.
(g)  Identifies issuers considered to be illiquid as to their marketability (see Note 1 to the financial statements).
Information concerning such security holdings at Aug. 31, 1996 is as follows:

                                      Acquisition                     Purchase
Security                                     date                         cost

Richy Electronics                        02-21-96                   $3,000,000

(h) Foreign securities values are stated in U.S. dollars.
(i) At Aug. 31, 1996, the cost of securities for federal income tax purposes was $1,700,953,086 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                $277,122,954
Unrealized depreciation. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (28,411,831)

Net unrealized appreciation. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                $248,711,123

PAGE 273

Retirement Annuity Mutual Funds                                                                (Percentages represent value of
Aug. 31, 1996                                                                        investments compared to total net assets)
Growth Dimensions Fund

Common stocks (79.5%)
Issuer                                                                                              Shares            Value(a)

Aerospace & defense (4.6%)
Boeing                                                                                              38,300         $ 3,466,150
Lockheed Martin                                                                                     20,700           1,741,387
Raytheon                                                                                            17,200             885,800
United Technologies                                                                                 15,500           1,747,625

Total                                                                                                                7,840,962

Airlines (1.0%)
AMR                                                                                                 20,300 (b)       1,664,600

Automotive & related (1.0%)
Chrysler                                                                                            61,900           1,802,837

Banks and savings & loans (5.1%)
Citicorp                                                                                            62,000           5,161,500
Norwest                                                                                             69,100           2,599,887
State Street Boston                                                                                 16,200             876,825

Total                                                                                                                8,638,212

Beverages & tobacco (4.1%)
Anheuser-Busch                                                                                      23,100           1,749,825
Coca-Cola                                                                                           69,700           3,485,000
PepsiCo                                                                                             61,400           1,765,250

Total                                                                                                                7,000,075

Building materials & construction (0.5%)
Tyco Intl                                                                                           20,536             867,646

Chemicals (3.1%)
 IMC Global                                                                                         20,800             894,400
Monsanto                                                                                           123,500           3,967,438
Praxair                                                                                             10,900             448,262

Total                                                                                                                5,310,100

Communications equipment & services (1.7%)
ADC Telecommunications                                                                              20,400 (b)       1,157,700
Andrew Corp                                                                                         19,000 (b)         845,500
Tellabs                                                                                             13,800 (b)         874,575

Total                                                                                                                2,877,775

See accompanying notes to investments in securities.

Computers & office equipment (15.4%)
Ceridian                                                                                           40,400 (b         1,722,050
Cisco Systems                                                                                      97,600 (b)        5,148,400
Compaq Computer                                                                                     5,300 (b)          300,112
Computer Associates Intl                                                                           33,300            1,748,250
Computer Sciences                                                                                  24,800 (b)        1,736,000
First Data                                                                                         45,000            3,510,000
Hewlett-Packard                                                                                    39,500            1,728,125
Microsoft                                                                                          21,200 (b)        2,597,000
Oracle                                                                                             72,400 (b)        2,552,100
Parametric Technology                                                                              38,100 (b)        1,725,216
Reynolds & Reynolds Cl A                                                                           53,500            2,681,688
3Com                                                                                               18,700 (b)          874,225

Total                                                                                                               26,323,166

Electronics (2.5%)
Intel                                                                                              54,000            4,309,875

PAGE 274
Energy (1.8%)
Amoco                                                                                              6,400               441,600
Exxon                                                                                             11,000               895,125
Mobil                                                                                             15,500             1,747,625

Total                                                                                                                3,084,350

Energy equipment & services (1.6%)
Fluor                                                                                             27,400             1,753,600
Sonat Offshore Drilling                                                                           16,800               917,700

Total                                                                                                                2,671,300

Financial services (1.4%)
Household Intl                                                                                     5,500               435,875
MBNA                                                                                              28,100               853,538
Morgan Stanley Group                                                                              21,800             1,040,950

Total                                                                                                                2,330,363

Food (1.8%)
ConAgra                                                                                           62,000             2,611,750
Pioneer Hi-Bred Intl                                                                               7,900               435,488

Total                                                                                                                3,047,238


Health care (9.9%)
Amgen                                                                                             45,100(b)          2,627,075
Baxter Intl                                                                                       10,100               450,712
Boston Scientific                                                                                 19,000(b)            871,625
Guidant                                                                                           17,400               883,050
Johnson & Johnson                                                                                 70,300             3,462,275
Medtronic                                                                                         33,400             1,736,800
Merck                                                                                             39,600             2,598,750
Pfizer                                                                                            60,800             4,316,800

Total                                                                                                               16,947,087

Health care services (1.0%)
Cardinal Health                                                                                   11,900               873,163
HBO & Company                                                                                     16,000               874,000

Total                                                                                                                1,747,163

Household products (2.5%)
Gillette                                                                                          40,600             2,588,250
Procter & Gamble                                                                                  19,600             1,741,950

Total                                                                                                                4,330,200

Industrial equipment & services (1.4%)
Case                                                                                               3,100               141,050
Deere & Co                                                                                        43,900             1,745,025
Illinois Tool Works                                                                                6,300               435,487

Total                                                                                                                2,321,562

Insurance (1.7%)
ACE                                                                                               20,700               965,137
American Intl Group                                                                               18,350             1,743,250
UNUM                                                                                               4,450               282,575

Total                                                                                                                2,990,962

Leisure time & entertainment (1.8%)
Marriott Intl                                                                                     31,300             1,717,587
Mattel                                                                                            16,200               427,275
Mirage Resorts                                                                                    38,200 (b)           888,150

Total                                                                                                                3,033,012

Media (0.4%)
Belo (AH) Cl A                                                                                    10,800               433,350
Infinity Broadcasting Cl A                                                                         4,700 (b)           128,663
 Time Warner                                                                                       3,950               131,831

Total                                                                                                                  693,844

PAGE 275
Metals (0.5%)
ALCOA                                                                                             14,100               875,963

Multi-industry conglomerates (5.3%)
Alco Standard                                                                                     29,700             1,295,662
Emerson Electric                                                                                  30,900             2,587,875
General Electric                                                                                  62,200             5,170,375

Total                                                                                                                9,053,912

Paper & packaging (--%)
Crown Cork & Seal                                                                                  1,300                60,775

Restaurants & lodging (1.3%)
HFS                                                                                               14,400 (b)           862,200
McDonald's                                                                                        18,700               867,213
Promus Hotel                                                                                      14,800 (b)           445,850

Total                                                                                                                2,175,263

Retail (3.4%)
Albertson's                                                                                       36,800             1,559,400
Circuit City Stores                                                                               13,800               434,700
Federated Dept Stores                                                                             25,300 (b)           876,013
Home Depot                                                                                        19,500             1,035,938
Kroger                                                                                             2,100 (b)            88,987
Safeway                                                                                           49,000 (b)         1,776,250

Total                                                                                                                5,771,288

Textiles & apparel (0.5%)
Nike Cl B                                                                                           8,150             880,200

Utilities - telephone (1.0%)
Airtouch Communications                                                                            37,800 (b)        1,039,500
GTE                                                                                                15,900              626,062
MFS Communications                                                                                  2,650 (b)          112,294

Total                                                                                                                1,777,856

Foreign (3.2%)(c)
British Airways ADR                                                                                3,100               254,975
Ericsson (LM) ADR Cl B                                                                            33,800               779,513
Reuters Holdings ADR                                                                              12,400               866,450
Royal Dutch Petroleum                                                                              5,900               881,312
Schlumberger                                                                                      10,300               869,063
SmithKline Beecham ADR                                                                            30,300             1,764,975

Total                                                                                                                5,416,288

Total common stocks
(Cost:  $136,036,149)                                                                                             $135,843,874


Short-term securities (23.7%)
Issuer                                                                              Annualized          Amount        Value(a)
                                                                                      yield on      payable at
                                                                                       date of        maturity
                                                                                      purchase

U.S. government agencies (11.2%)
Federal Home Loan Mtge Corp Disc Nts
  09-05-96                                                                                5.16%      $3,320,000   $  3,317,625
  09-12-96                                                                                5.23        4,200,000      4,192,706
  09-17-96                                                                                5.24        6,500,000      6,483,977
  09-18-96                                                                                5.19        2,400,000      2,393,796
Student Loan Mktg Assn Disc Nt
  09-13-96                                                                                5.24        2,700,000      2,694,901

Total                                                                                                               19,083,005

Commercial paper (12.5%)
Alabama Power
  09-05-96                                                                                5.35       3,200,000       3,197,631
Colgate-Palmolive
  09-05-96                                                                                5.34       2,800,000 (d)   2,797,931

PAGE 276
Mobil
  09-23-96                                                                                5.27       2,900,000 (d)   2,890,273
PACCAR Financial
  09-27-96                                                                                5.27       2,300,000       2,290,944
Sandoz
  09-03-96                                                                                5.34       1,900,000 (d)   1,899,158
Siemens
  09-26-96                                                                                5.29       2,100,000       2,092,007
Southern California Gas
  09-19-96                                                                                5.31       3,500,000       3,490,228
Sysco
  09-17-96                                                                                5.30       2,800,000 (d)   2,793,019

Total                                                                                                               21,451,191

Total short-term securities
(Cost:  $40,534,196)                                                                                              $ 40,534,196

Total investments in securities
(Cost:  $176,570,345)(e)                                                                                          $176,378,070

Notes to investments in securities

(a)  Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c)  Foreign securities values are stated in U.S. dollars.

(d)  Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2)of the
     Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."  This security has been determined to be liquid under guidelines established by the board.

(e)  At Aug. 31, 1996, the cost of securities for federal income tax purposes was $176,580,030 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation...............................................................................................$2,235,602
Unrealized depreciation...............................................................................................(2,437,562)

Net unrealized depreciation............................................................................................($201,960)

PAGE 277

Retirement Annuity Mutual Funds                                         (Percentages represent value of
Aug. 31, 1996                                                  investments compared to total net assets)
Special Income Fund

Bonds (91.1%)
Issuer                                    Coupon          Maturity        Principal          Value(a)
                                            rate              year           amount
________________________________________________________________________________________________________
U.S. government obligations (13.1%)
Resolution Funding Corp                   8.125%             2019        $ 48,059,000     $ 51,548,564
U.S. Treasury                             5.875              2005          50,000,000(h)    46,449,000
                                          6.375              2002          10,900,000       10,691,374
                                           7.00              2006          30,000,000(h)    30,123,300
                                           7.25              2016          12,700,000(i)    12,684,760
                                           7.50              2016          40,000,000       40,959,600
                                          7.875              2021          12,000,000       12,809,280
                                          8.125              2019          42,200,000(i)    46,146,122

Total                                                                                      251,412,000
________________________________________________________________________________________________________
Mortgage backed securities (19.2%)
Federal Home Loan Mtge Corp               8.00               2024           8,862,342        8,876,698
                                          9.00               2007-25       14,153,924       14,560,733
  Collateralized Mtge Obligation          7.00               2022          23,395,000       21,850,744
                                          8.50               2022          10,000,000       10,428,000
    Inverse Floater                       4.17               2024          16,150,000(g)     8,970,679
                                          4.26               2023           6,101,857(g)     2,871,351
Federal Natl Mtge Assn                    6.00               2024-26       29,102,108       26,103,947
                                          6.50               2010-25      102,920,899       95,216,704
                                          7.00               2025           7,668,812        7,302,166
                                          7.50               2025          52,541,380       51,359,199
                                          8.00               2021-22        5,920,835        5,922,671
                                          8.50               2007-23       21,423,448       21,991,649
                                          9.00               2005-24       33,268,005       34,567,454
   Collateralized Mtge Obligation
     Inverse Floater                      4.23               2024          13,627,812(g)    5,767,563
                                          5.69               2023           7,244,751(g)    4,700,336
Government Natl Mtge Assn                 6.00               2023-24       41,198,933      36,782,820
   Adjustable Rate Mortgage               7.00               2024           7,812,375(j)    7,900,264
Structured Asset Securities Corp
   Collateralized Mtge Obligation         6.76               2028           2,500,000       2,427,734

Total                                                                                     367,600,712
_________________________________________________________________________________________________________
See accompanying notes to investments in securities.
_________________________________________________________________________________________________________
Aerospace & defense (0.7%)
Airplanes Cl D                          10.875               2019           2,750,000       2,921,875
Alliant Techsystems
  Sr Sub Nts                             11.75               2003           3,000,000(d)    3,270,000
BE Aerospace                             9.875               2006           5,000,000(d)    5,006,250
K&F Inds                                10.375               2004           1,600,000(d)    1,620,000

Total                                                                                      12,818,125
_________________________________________________________________________________________________________
Airlines (0.3%)
AMR                                      9.50                2001           4,500,000       4,862,610

_________________________________________________________________________________________________________
Automotive & related (2.0%)
Ford Motor Credit                        7.50                2003           5,000,000       5,059,600
GMAC                                     7.85                1997          20,000,000      20,310,800
  Medium-term Nts                        5.95                1998          10,000,000       9,838,800
Mascotech
   Cv                                    4.50                2003           3,500,000       2,703,750

Total                                                                                      37,912,950
__________________________________________________________________________________________________________
Banks and savings & loans (1.0%)
BankAmerica                              7.50                2002           7,500,000       7,575,675
Fleet/Norstar Financial                  9.00                2001           5,000,000       5,363,600
                                         9.90                2001           5,000,000       5,515,400

Total                                                                                      18,454,675
___________________________________________________________________________________________________________

PAGE 278
Building materials & construction (0.8%)
AAF McQuay
  Sr Nts                                8.875                2003          10,000,000       9,700,000
Masco                                    9.00                2001           5,000,000       5,371,500

Total                                                                                      15,071,500
___________________________________________________________________________________________________________
Chemicals (0.4%)
G-I Holdings
  Sub Nts                               10.00                2006           1,733,000(d)    1,687,509
  Zero Coupon                           11.37                1998           1,820,000(d,l)  1,531,075
General Chemical                         9.25                2003           5,000,000       4,956,250

Total                                                                                       8,174,834
_________________________________________________________________________________________________________
Communications equipment & services (1.3%)
American Communication Services
  Zero Coupon                           14.64                2000           3,000,000(d,m)  1,650,000
Celcaribe
   Zero Coupon Cv                       10.31                1998           1,450,000(d,m)  1,573,250
  Zero Coupon Cv                        14.66                1998           1,700,000(d,m)  1,394,000
CenCall Communications
  Zero Coupon Cv                        10.00                1999           4,000,000(m)    2,400,000
Comcast Cellular
  Zero Coupon with attached put          9.53                1995           4,475,000(l)    3,121,313
GST Telecommunications
  Zero Coupon                            7.45                2000           1,745,000(d,m)  1,465,800
Intl Cabletel
  Zero Coupon                           12.04                2001           5,000,000(d,m)  2,937,500
Ionica                                  13.50                2006           6,435,000(d)    6,410,869
Shared Technologies
  Zero Coupon                           12.25                1999           4,000,000(d,m)  3,065,000

Total                                                                                      24,017,732
_________________________________________________________________________________________________________
Computers & office equipment (0.3%)
Softkey Intl
  Cv                                     5.50                2000           5,000,000(d)    4,025,000
Solectron                                6.00                2006           2,000,000(d)    1,835,000

Total                                                                                       5,860,000
_________________________________________________________________________________________________________
Electronics (0.2%)
Thomas & Betts                          6.50                 2006           4,500,000(d)    4,146,615
_________________________________________________________________________________________________________
Energy (2.3%)
Honam Oil                              7.125                 2005           9,000,000(d)    8,535,060
Occidental Petroleum
  Medium-term Nts                      10.98                 2000           5,000,000       5,607,050
  with attached put                     9.25                 2019           8,725,000       9,881,063
Oryx Energy                            10.00                 2001           5,000,000       5,372,300
PDV America                            7.875                 2003           7,500,000       7,153,050
Triton Energy
  Zero Coupon                           9.75                 1996           5,000,000(m)    4,925,000
UNC
  Sr Sub Nts                           11.00                 2006           3,000,000(d)    3,120,000

Total                                                                                      44,593,523
_________________________________________________________________________________________________________

Financial services (1.8%)
Developers Div Realty                    7.00                1999           1,500,000       1,531,875
First Union REIT
  Sub Nts                               8.875                2003           4,000,000       3,700,000
GPA Delaware                             8.75                1998           1,500,000       1,500,000
Household Finance
  Sr Sub Nts                             9.55                2000           6,500,000       6,985,615
Malan Realty REIT
  Cv                                     9.50                2004           2,300,000(d)    2,133,250
Olympic Financial                       13.00                2000           6,500,000       7,085,000
 Salomon Brothers Holdings
  Medium-term Nts                        6.99                1999           5,000,000       4,969,600
Standard Credit Card                    8.625                2002           6,590,000       6,645,158

Total                                                                                      34,550,498
__________________________________________________________________________________________________________
Food (0.2%)
Specialty Foods                         11.25                2003           4,000,000(d,l)  3,355,000
  Zero Coupon                           13.00                1999           1,000,000(d,m)    416,250

PAGE 279
Total                                                                                       3,771,250
_________________________________________________________________________________________________________
Furniture & appliances (0.3%)
Interface                                9.50                2005           5,000,000(d)    4,818,750

_________________________________________________________________________________________________________

Health care (0.6%)
Dade Intl
  Sr Sub Nts                           11.125                2006           3,000,000(e)    3,157,500
Eli Lilly                                6.77                2036          10,000,000       8,786,600

Total                                                                                      11,944,100
_________________________________________________________________________________________________________

Health care services (1.8%)
Columbia/HCA Healthcare                  7.69                2025           6,500,000       6,301,620
Foundation Health                        7.75                2003           3,250,000       3,267,940
Healthsource
  Cv                                     5.00                2003           3,000,000(e)    2,291,250
Magellan Health
  Sr Sub Nts                            11.25                2004           5,000,000(d)    5,356,250
Merit Behavioral                        11.50                2005           2,000,000(d)    2,097,500
Owens & Minor
  Sr Sub Nts                           10.875                2006           2,000,000       2,072,500
Tenet Healthcare
  Sr Sub Nts                           10.125                2005          11,800,000      12,699,750

Total                                                                                      34,086,810
_________________________________________________________________________________________________________
Household products (0.2%)
Revlon Consumer Products                9.375                2001           2,500,000       2,525,000
Sweetheart Cup
  Sr Sub Nts                            9.625                2000           2,000,000       2,022,500

Total                                                                                       4,547,500
_________________________________________________________________________________________________________
Industrial equipment & services (1.1%)
ADT Operations                           9.25                2003           3,500,000       3,675,000
AGCO                                     8.50                2006           2,800,000(d)    2,789,500
 Case                                    7.25                2005           5,475,000       5,317,648
Clark Equipment                          9.75                2001           5,000,000       5,417,100
IDEX                                     9.75                2002           3,000,000       3,153,750

Total                                                                                      20,352,998
_________________________________________________________________________________________________________
Industrial transportation (0.3%)
CSX
  Medium-term Nts                        9.23                1998           5,000,000       5,175,250
_________________________________________________________________________________________________________
Insurance (1.0%)
Americo Life                             9.25                2005           4,500,000       4,291,875
Nationwide CSN Trust                    9.875                2025           6,500,000(d)    6,939,270
Nationwide Mutual                        7.50                2024           4,000,000(d)    3,523,680
New England Mutual
  Credit Sensitive Nts                  7.875                2024           5,000,000(d)    4,704,400

Total                                                                                      19,459,225
_________________________________________________________________________________________________________
Leisure time & entertainment (1.4%)
AMF Group
  Zero Coupon                           12.25                2001           5,500,000(d,m)  3,210,625
Bally's Park Place Funding
  1st Mtge                               9.25                2004           6,500,000       6,865,625
Coast Hotels                            13.00                2002           1,600,000(d)    1,712,000
Plitt Theatres                         10.875                2004           5,000,000       5,118,750
Trump Atlantic City Funding             11.25                2006           7,500,000       7,200,000
Trump Holdings
  Sr Nts                                15.50                2005           2,500,000       2,878,125

Total                                                                                      26,985,125
_________________________________________________________________________________________________________
Media (5.3%)
Ackerley Communications
  Sr Secured Nts                        10.75                2003           2,500,000(d)    2,637,500
American Telecasting
  Zero Coupon                           11.75                2000           4,000,000(e,m)  2,430,000
Cablevision Systems                     10.50                2016           5,000,000       4,925,000
                                        10.75                2004           2,000,000       2,050,000

PAGE 280
Continental Cablevision
  Sr Sub Deb                            8.875                2005           5,000,000       5,343,750
Cox Communications                      7.625                2025          10,000,000       9,460,700
Echostar Satellite Broadcasting
  Zero Coupon Cv                       13.125                2000           8,300,000(d,m)  5,125,250
Heritage Media Services                  8.75                2006           2,000,000       1,885,000
News America Holdings                   8.875                2023           2,500,000       2,563,000
                                       10.125                2012          10,000,000      11,016,400
                                        12.00                2001           5,000,000       5,357,800
 Outdoor Systems
  Sr Sub Nts                            11.41                2008           4,666,667       4,666,667
People's Choice TV
  Zero Coupon                           11.60                2000           5,000,000(m)    2,875,000
Scandinavian Broadcasting
  Cv Sub Deb                             7.25                2005           4,670,000       4,611,625
Time Warner Entertainment                6.21                2000           2,500,000       2,506,250
                                        7.975                2004           1,500,000       1,478,745
                                         8.11                2006           3,000,000       2,947,770
                                         8.18                2007           3,000,000       2,948,910
                                        8.375                2033           7,500,000(d)    7,128,150
                                         9.15                2023          10,000,000      10,179,300
United Artist Theatre                    9.30                2015           4,958,824(d)    4,524,927
ViaCom                                   7.00                2003           2,500,000       2,295,125
                                         8.00                2006           3,000,000       2,760,000

Total                                                                                     101,716,869
_________________________________________________________________________________________________________
Metals (0.8%)
Bar Technologies
   Units                                13.50                2001           4,500,000(d)    4,387,500
Magma Copper                            12.00                2001           5,000,000       5,456,250
Santa Fe Gold                           8.375                2005           5,000,000       4,868,750

Total                                                                                      14,712,500
_________________________________________________________________________________________________________
Multi-industry conglomerates (0.5%)
Mark IV Inds                             8.75                2003           3,500,000       3,513,125
Prime Succession Acquisition            10.75                2004           2,125,000(d)    2,188,750
Talley Inds
  Zero Coupon                           12.25                1998           1,503,000(m)    1,234,339
Talley Mfg & Technology
   Sr Nts                               10.75                2003           2,500,000       2,606,250

Total                                                                                       9,542,464
________________________________________________________________________________________________________
Natural gas (0.9%)
Tenneco Credit                          9.625                2001          10,000,000      10,893,700
Transco Energy                          9.875                2020           6,000,000       6,878,460

Total                                                                                      17,772,160
__________________________________________________________________________________________________________
Paper & packaging (2.7%)
APP Intl Finance                        11.75                2005           7,000,000       7,122,500
Chesapeake                              9.875                2003           5,000,000       5,576,100
Crown Cork & Seal                        8.00                2023           5,000,000       4,757,350
Federal Paperboard                      10.00                2011           6,000,000       7,149,840
Gaylord                                 12.75                1996           5,500,000       5,898,750
Grupo Industrial Durango               12.625                2003           4,000,000(h)    4,210,000
Plastic Container
    Sr Secured Nts                      10.75                2001           2,000,000       2,052,500
Pope & Talbot                           8.375                2013           4,000,000       3,597,840
Scotia Pacific Holding                   7.95                2015           6,547,986       6,425,015
Silgan
  Sr Sub Nts                            11.75                2002           2,000,000       2,092,500
                                        13.25                2002             665,000         675,806
Stone Container
   Sr Nts                              12.625                1998            1,500,000      1,586,250

Total                                                                                      51,144,451
_________________________________________________________________________________________________________
Restaurants & lodging (0.6%)
Flagstar                                10.75                2001           8,750,000       7,743,750
                                       10.875                2002           1,250,000(h)    1,100,000
Hammons (John Q) Hotel
   1st Mtge                             8.875                2004           3,400,000       3,204,500

Total                                                                                      12,048,250
_________________________________________________________________________________________________________
Retail (3.0%)
American Stores                          8.00                2026          10,000,000       9,776,400

PAGE 281
Dairy Mart Convenience Stores
   Sr Sub Nts                           10.25                2004           1,500,000       1,413,750
Dayton Hudson                            8.50                2022           3,000,000       2,907,690
Eye Care Center                         12.00                2003           3,000,000       3,195,000
Jitney-Jungle Stores
  Sr Nts                                12.00                2006           2,000,000       2,102,500
Kroger                                   8.15                2006           3,000,000       3,037,500
                                         9.25                2005           3,000,000       3,150,000
Musicland Stores                         9.00                2003           6,500,000       3,737,500
Pathmark Stores                         9.625                2003           5,000,000       4,725,000
Penn Traffic
  Sr Nts                                8.625                2005           3,500,000       2,905,000
Revco                                   9.125                2000           2,000,000       2,098,340
Stop & Shop                              9.75                2002           3,000,000       3,288,750
Wal-Mart                                 7.00                2006          15,000,000(d)   14,743,050

Total                                                                                      57,080,480
_________________________________________________________________________________________________________
Textiles & apparel (0.6%)
J.P. Stevens                             9.00                2017           2,500,000       2,406,250
Polysindo Intl Finance                 11.375                2006           2,300,000       2,323,000
VF                                       9.50                2001           5,000,000       5,432,850
Westpoint Stevens                        8.75                2001           2,500,000       2,506,250

Total                                                                                      12,668,350
_________________________________________________________________________________________________________
Utilities -- electric (4.3%)
Arizona Public Service                   8.75                2024           2,500,000       2,595,500
Boston Edison                           9.875                2020           5,000,000       5,365,750
 Cleveland Electric                      9.50                2005           6,000,000       5,867,340
Long Island Lighting                    9.625                2024           9,000,000       8,886,150
Louisiana Power & Light
  Sale Lease-backed Obligation          10.67                2017           2,500,000       2,674,050
Midland Cogeneration Venture            10.33                2002           1,801,240       1,884,548
                                        10.33                2002           1,551,636 (d)   1,623,400
                                        11.75                2005           5,000,000       5,281,250
Niagara Mohawk Power                     7.75                2006          10,500,000       9,223,515
Pacific Gas & Electric                   7.25                2026           6,000,000       5,354,940
RGS Funding AEGCO
  Sale Lease-backed Obligation           9.82                2022           2,484,957       2,876,661
RGS Funding IME
  Sale Lease-backed Obligation           9.82                2022           2,484,982       2,876,690
Sithe Independent Funding                9.00                2013           7,500,000(d)    7,318,950
Texas-New Mexico Power                  11.25                1997           3,877,000       3,973,925
  1st Mtge                               9.25                2000           3,500,000       3,631,250
Texas Utilities                          9.70                2002           6,000,000       6,635,940
Texas Utilities Electric
   1st Mtge                              9.75                2021           6,350,000       6,979,539

Total                                                                                      83,049,398
_________________________________________________________________________________________________________
Utilities -- telephone (2.4%)
Arch Communications Group
  Zero Coupon                          10.875                2000           2,000,000(m)    1,065,000
Bell Telephone of Pennsylvania          7.375                2033          10,000,000       9,208,000
GTE                                     10.25                2020           7,000,000       7,935,270
Geotek Communications
  Cv                                    12.00                2001           5,000,000(e)    5,500,000
  Zero Coupon                           14.90                2000           5,000,000(d,m)  3,112,500
New England Tel & Tel                    9.00                2031           7,500,000       8,143,350
Omnipoint                              11.625                2006          10,000,000(d)   10,087,500

Total                                                                                      45,051,620
__________________________________________________________________________________________________________
Miscellaneous (0.8%)
Adams Outdoor Advertising               10.75                2006           4,500,000(e)    4,646,250
Coty                                    10.25                2005           1,500,000(h)    1,582,500
Kinder-Care Learning Centers           10.375                2001           3,000,000       3,153,750
Petersburg
  Zero Coupon                           20.83                2004           5,000,000(d,l)  3,925,000
Pierce Leahy                           11.125                2006           1,250,000(d)    1,298,438

Total                                                                                      14,605,938
_________________________________________________________________________________________________________
Foreign (18.9%)(c)
Alcan Aluminum
  (U.S. Dollar)                         8.875                2022           6,750,000       6,953,242
Argentina Bocon
  (U.S. Dollar) Zero coupon              5.41                2001           5,000,000(l)    5,742,500

PAGE 282
BAA
   (British Pound)                       5.75                2006           2,000,000       3,203,436
Banca Italy N.Y.
  (U.S. Dollar)                          8.25                2007           5,000,000       5,139,900
Carter Holt Harvey
  (U.S. Dollar)                         8.875                2004           5,000,000       5,333,650
City of Helsinki
  (U.S. Dollar)                          8.70                2006           1,600,000(d,e)  1,576,480
  (U.S. Dollar)                          9.20                2006           1,500,000(d,e)  1,506,000
Dominion Textiles
  (U.S. Dollar)                         8.875                2003           4,000,000       3,925,000
  (U.S. Dollar)                          9.25                2006           1,000,000         991,250
Financiera Ener Nacional
  (U.S. Dollar)                         9.375                2006           5,300,000(d)    5,273,500
Ford Capital BV
  (U.S. Dollar)                         9.875                2002           5,000,000       5,600,000
Govt of Canada
  (Canadian Dollar)                      7.64                2001          17,000,000      14,272,775
Govt of Poland
 (Polish Zloty) Zero Coupon              3.23                1996          14,500,000(l)    5,223,639
 (U.S. Dollar)                           2.75                2024          16,500,000(k)    8,404,687
 (U.S. Dollar)                           3.75                2014          66,300,000(k)   52,335,562
Govt of Russia
  (U.S. Dollar)                          6.60                2049           8,000,000(n)    4,715,000
Govt of Venezuela
  (U.S. Dollar)                         6.375                2007          37,000,000(k)   28,582,500
Groupe Videotron
  (U.S. Dollar)                        10.625                2005           2,000,000       2,140,000
Grupo Televisa
  Sr Nts                               11.875                2006           7,250,000(d,h)  7,612,500
  Zero Coupon                           13.25                2001           6,500,000(d,m)  3,810,625
Gulf Canada Resources
  (U.S. Dollar)                          9.00                1999           5,000,000       5,118,750
Hydro Quebec
  (U.S. Dollar)                          8.50                2029          20,000,000      20,794,200
Imexsa Export Trust
  (U.S. Dollar)                        10.125                2003           5,000,000(d)    5,093,750
Korea Electric Power
  (U.S. Dollar)                          7.75                2013           4,300,000       4,190,307
MacMillan Bloedel
  (U.S. Dollar)                          8.50                2004           7,500,000       7,746,300
Ogden Euro
  (U.S. Dollar) Cv                       6.00                2002           2,200,000       2,035,000
Petronas
  (U.S. Dollar) Cv                       7.75                2015          10,000,000(d)    9,738,400
Pueblo Extra Intl
  (U.S. Dollar) Cv                       9.50                2003           4,000,000       3,600,000
Reliance Inds
   (U.S. Dollar)                        8.125                2005           2,250,000(d)    2,156,242
Repap New Brunswick
  (U.S. Dollar)                        10.625                2005           2,000,000       1,925,000
Republic of Argentina
  (U.S. Dollar)                          6.31                2005           8,019,000       6,224,749
 Republic of Brazil
  (U.S. Dollar) C Bonds                  8.00                2014          10,824,300       6,988,439
  (U.S. Dollar) Inverse Floater         6.875                2012          12,500,000(g)    8,867,187
Republic of Columbia
  (U.S. Dollar)                          8.70                2016           6,000,000       5,435,460
Republic of Italy
  (U.S. Dollar)                         6.875                2023           7,500,000       6,661,050
  (U.S. Dollar) Cv                       5.00                2001           1,500,000       1,501,875
Republic of Slovenia
  (U.S. Dollar)                          7.00                2001           7,200,000(d)    7,185,600
Republic of South Africa
  (South African Rand)                  12.00                2005          89,500,000      16,923,090
Rogers Cable Systems
  (Canadian Dollar)                      9.65                2014           2,700,000       1,755,810
Rogers Cantel Mobile
  (U.S. Dollar)                         9.375                2008           4,650,000       4,562,812
                                       11.125                2002           1,000,000       1,053,750
State of Isreal
  (U.S. Dollar)                         6.375                2005           3,700,000       3,413,139
Sumitomo Bank Intl Finance
  (Japanese Yen) Cv                      0.75                2001         200,000,000(d)    1,964,840
Tarkett
  (U.S. Dollar)                          9.00                2002           4,000,000(d)    4,055,000
Telekom Malaysia
  (U.S. Dollar)                         7.875                2025          10,000,000(d)    9,694,900
United Kingdom Treasury
  (British Pound)                        8.00                2003           9,500,000      15,211,686

PAGE 283
United Mexican States
  (U.S. Dollar)                         11.50                2026           6,525,000       6,276,234
WMC Finance USA
  (U.S. Dollar)                          7.25                2013          10,000,000          9,473,300
Zhuhai Highway
  (U.S. Dollar)                         11.50                2008          10,000,000(d)      10,250,000

Total                                                                                        362,239,116
_________________________________________________________________________________________________________
Total bonds
(Cost: $1,733,338,963)                                                                    $1,742,248,378
_________________________________________________________________________________________________________

Stocks & other (0.5%)
_________________________________________________________________________________________________________
Issuer                                     Shares                      Value(a)
_________________________________________________________________________________________________________
American Communications Services
  Warrants                                  6,000(d)                   $  390,000
Bar Technologies
   Warrants                                 4,500(d)                      225,000
Celcaribe
  Common                                  276,420(b,d)                    414,630
Dairy Mart Convenience Stores
  Warrants                                 10,000                          30,000
Eye Care Center
  Warrants                                  3,000(d)                       45,000
First Nationwide Bank
  11.50% Pfd                               25,000                       2,725,000
Geotek
  Warrants                                250,000(d)                    1,062,500
Great Bay Power
  Common                                       28(b)                          238
Methanex
  Common                                  200,000(b)                    1,537,500
Security Pacific
  1.75% Cv Pfd                             73,500                       1,874,250
Southdown
  Warrants                                 30,000(e)                      221,250
Specialty Foods
  Common                                   15,000(b)                        7,500
Station Casinos
  7% Cv Pfd                                15,000                         761,250
Triangle Wire & Cable
  Common                                   84,444(b,e)                     84,444
_________________________________________________________________________________________________________
Total stocks & other
(Cost: $11,722,689)                                                    $9,378,562
_________________________________________________________________________________________________________

Short-term securities (7.7%)
_________________________________________________________________________________________________________
Issuer                                        Annualized           Amount       Value(a)
                                                yield on       payable at
                                                 date of         maturity
                                                purchase
_________________________________________________________________________________________________________
U.S. government agency (0.3%)
Federal Home Loan Mtge Corp Disc Nts
  09-19-96                                    5.19%           $ 3,300,000   $    3,290,995
  10-10-96                                    5.31              2,000,000        1,988,267

Total                                                                            5,279,262
_________________________________________________________________________________________________________
Commercial paper (7.4%)
 American General Finance
  09-16-96                                    5.41              7,000,000        6,983,293
BBV Finance
  09-13-96                                    5.30              2,700,000        2,694,852
BellSouth Telephone
  09-03-96                                    5.42              2,600,000        2,598,834
CAFCO
  09-19-96                                    5.43             19,600,000       19,536,843

PAGE 284
CPC Intl
  10-17-96                                    5.49             10,400,000(f)    10,324,715
Dean Witter
  09-04-96                                    5.32              7,500,000        7,495,592
Fleet Funding
  09-10-96                                    5.32              8,400,000(f)     8,387,633
Goldman Sachs
  10-07-96                                    5.46             13,000,000       12,923,931
Metlife Funding
  09-24-96                                    5.31             17,500,000       17,438,400
Michigan Consolidated Gas
  09-11-96                                    5.30              5,100,000        5,091,772
Natl Australia Funding (Delaware)
  10-07-96                                    5.33              3,000,000        2,983,689
Pacific Mutual Life
  09-13-96                                    5.30              7,000,000        6,986,653
Penney (JC) Funding
  10-11-96                                    5.30                900,000          894,598
SAFECO Credit
  09-20-96                                    5.40              7,900,000        7,876,476
St. Paul Companies
  09-13-96                                    5.30              1,100,000(f)     1,097,903
Siemens
  09-18-96                                    5.44              1,400,000        1,395,652
Southern California Gas
  09-18-96                                    5.30              7,000,000        6,981,520
Toyota Motor
  10-04-96                                    5.32                500,000          497,507
USAA Capital
  09-06-96                                    5.33              2,900,000        2,897,438
U S WEST Communications
  09-12-96                                    5.39             17,400,000       17,368,970

Total                                                                          142,456,271
__________________________________________________________________________________________________________
Total short-term securities
(Cost: $147,749,225)                                                        $  147,735,533
__________________________________________________________________________________________________________
Total investments in securities
(Cost: $1,892,810,877)(o)                                                   $1,899,362,473
__________________________________________________________________________________________________________
Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b)Non-income producing.  For long-term debt securities, items identified are in default as to payment of interest or principal.
(c)Foreign securities values are stated in U.S. dollars; principal amounts are denominated in the currency indicated.
(d)Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the board.
(e) Identifies issues considered to be illiquid as to their marketability (see Note 1 to the financial statements).
Informationconcerning such security holdings at Aug. 31, 1996, is as follows:

Security                                 Acquisition        Purchase
                                            date              cost
_________________________________________________________________________________________________________
Adams Outdoor Advertising
  10.75% 2006                               03-07-96      $4,518,173
American Telecasting
  Zero Coupon
  11.75% 2000                               03-08-96       4,000,000
Dade Intl*
  Sr Sub Nts
  11.125% 2006                              04-30-96       3,000,000
City of Helsinki
  8.70% 2006                                02-07-95       1,565,584
  9.20% 2006                                02-07-95       1,500,000
Geotek Communications
  Cv
  12% 2001                                  03-04-96       5,000,000
Healthsource*
  5% 2003                                   06-28-96       3,000,000
Southdown
  Warrants                                  10-30-91          90,000
Triangle Wire & Cable                       01-13-92       2,000,018

*Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(f)Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) ofthe
Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."

PAGE 285
This security has been determined to be liquid under guidelines established by the board.
(g) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offered Rate) Index. Interest rate disclosed is the rate in effect on Aug. 31, 1996.  Inverse floaters in the aggregate represent 1.6% of the Fund's net assets as of Aug. 31, 1996.
(h) Security is partially or fully on loan.  See Note 5 to the financial statements.
(i) Partially pledged as initial margin deposit on the following open interest rate futures contract (See Note 7 to the financial statements):

Type of security                            Notional amount
_________________________________________________________________________________________________________
Sales contracts
U.S. Treasury Bonds Dec. 1996               $90,000,000

(j) Adjustable rate mortgage; interest rate varies to reflect current market conditions; shown is the effective rate on Aug. 31,
1996.
(k) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 1996.
(l) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.
(m) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.
(n) At Aug. 31, 1996, the cost securities purchased, including interest purchased, on a when-issued basis was $4,765,000.
(o)At Aug. 31, 1996, the cost of securities for federal income tax purposes was $1,889,734,786 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  . . . . . . . .$50,129,252
Unrealized depreciation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (40,501,565)
________________________________________________________________________________________________________________________________
Net unrealized appreciation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $ 9,627,687
________________________________________________________________________________________________________________________________

PAGE 286

Retirement Annuity Mutual Funds                                                           (Percentages represent value of
Aug. 31, 1996                                                                      investments compared total net assets)
Global Yield Fund

Bonds (77.8%) (b)
Issuer                                                          Coupon          Maturity       Principal         Value(a)
                                                                  rate              year          amount

Argentina (2.5%)
Argentina Republic
  (U.S. Dollar)                                                   5.25%             2023       $ 250,000 (c)   $  133,438
                                                                  6.31              2005         495,000 (c)      384,244

Total                                                                                                             517,682

Brazil (1.7%)
Republic of Brazil
  (U.S. Dollar)                                                  6.875              2012         500,000 (c)      354,687

Canada (4.9%)
Govt of Canada
  (Canadian Dollar)                                               8.00              2023       1,200,000          884,539
                                                                 10.50              2001         160,000          134,332

Total                                                                                                           1,018,871

Denmark (3.3%)
Govt of Denmark
 (Danish Krone)                                                   8.00              2003       3,700,000          688,696

France (4.4%)
Govt of France
  (European Currency Unit)                                        7.25              2005         400,000          531,896
  (French Franc)                                                  1.28              2006       2,000,000 (c)      395,773

Total                                                                                                             927,669

Germany (9.1%)
Federal Republic of Germany
  (Deutsche Mark)                                                 6.00              2016       1,300,000          785,648
                                                                  7.50              2004       1,530,000        1,115,490

 Total                                                                                                          1,901,138

Italy (5.1%)
Govt of Italy
  (Italian Lira)                                                  8.50              2004   1,650,000,000        1,058,376


Japan (1.5%)
Japan Development Bank
  (Japanese Yen)                                                  5.00              1999      30,000,000          305,943

See accompanying notes to investments in securities.


Mexico (5.1%)
BNCE
  (U.S. Dollar)                                                   7.25              2004         600,000          504,000
United Mexican States
  (Japanese Yen)                                                  5.00              1998      30,000,000          285,478
  (U.S. Dollar)                                                  11.50              2026         300,000          288,563

Total                                                                                                           1,078,041

Spain (2.1%)
Govt of Spain
  (Spanish Peseta)                                                8.00              2004      57,000,000          436,120

Supra National (3.5%)
Asian Development Bank
  (Japanese Yen)                                                  5.00             2003       69,000,000          723,909

Sweden (2.2%)
Govt of Sweden
  (Swedish Kroan)                                                 8.00             2007        3,100,000          462,474

PAGE 287
United Kingdom (7.4%)
United Kingdom Treasury
  (British Pound)                                                 7.75             2006        1,000,000        1,542,178

United States (25.0%)
U.S. Treasury Bond
  (U.S. Dollar)                                                   7.50             2005-16     4,600,000        4,743,088
U.S. Treasury Note
  (U.S. Dollar)                                                   7.50             2001          500,000          516,360

Total                                                                                                           5,259,448

Total bonds
(Cost: $16,144,957)                                                                                           $16,275,232

Short-term securities (19.5%)
Issuer                                                                        Annualized         Amount          Value(a)
                                                                                yield on     payable at
                                                                                 date of       maturity
                                                                                purchase

U.S. government agency (12.8%)
Federal Home Loan Mtge Corp Disc Nts
  9-12-96                                                                         5.23%      $  200,000        $  199,653
  9-17-96                                                                         5.24          700,000           698,274
  9-20-96                                                                         5.20        1,800,000         1,794,820

Total                                                                                                           2,692,747

Commercial paper (6.7%)
PACCAR Financial
  9-25-96                                                                         5.27          800,000           797,083
Southern  California Gas
  9-18-96                                                                         5.30          600,000           598,416

Total                                                                                                           1,395,499


Total short-term securities
(Cost: $4,088,246)                                                                                            $ 4,088,246



Total investments in securities
(Cost: $20,233,203)(d)                                                                                        $20,363,478



Notes to investments in securities
(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Foreign securities values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated.
(c) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 1996.
(d) At Aug. 31, 1996, the cost of securities for federal income tax purposes was $20,230,282 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                                                          $194,631
Unrealized depreciation                                                                                           (61,435)

Net unrealized appreciation                                                                                      $133,196


PAGE 288

Retirement Annuity Mutual Funds                                                                  Percentages represent value of
Aug. 31, 1996                                                                          investments compared to total net assets)
Income Advantage Fund

Bonds (86.2%)
Issuer                                                               Coupon        Maturity          Principal          Value(a)
                                                                       rate            year             amount

Banks and savings & loans (0.7%)
First Nationwide                                                      12.50%           2003         $  350,000 (i)    $  363,125

Communications equipment & services (5.3%)
Comcast Cellular
  Zero Coupon with attached put Series A                               9.93            2000            400,000 (e)       279,000
Geotek Communications
  Zero Coupon Cv Series B                                             13.30            2000          1,250,000 (f)       778,125
Intl Cable
  Zero Coupon Cv Series B                                             12.05            2001          2,600,000 (f)     1,527,500

Total                                                                                                                  2,584,625

Electronics (3.3%)
Advanced Micro Devices                                               11.00             2003          1,600,000         1,624,000

Energy (3.9%)
Kelley Oil & Gas
  Cv Sub Nts                                                          7.875            1999            600,000           552,750
UNC Resources
  Sr Sub Nts                                                         11.00             2006          1,300,000         1,352,000

Total                                                                                                                  1,904,750

Financial services (3.3%)
Olympic Financial                                                    13.00             2000          1,500,000         1,635,000

Food (0.9%)
Specialty Foods                                                      10.25             2001            500,000 (d)       460,000

 Furniture & appliances (3.1%)
Lifestyle Furnishings Intl                                           10.875            2006          1,500,000 (d)     1,513,125

Health care (2.1%)
La Petite Holdings                                                    9.625            2001          1,100,000         1,023,000

Leisure time & entertainment (7.3%)
Coast Hotels & Casino
  1st Mtge                                                           13.00             2002           400,000 (d)        428,000
Marvel Holdings
  Zero Coupon                                                        12.44             1998           450,000 (e)        349,875
Plitt Theatres                                                       10.875            2004         1,750,000          1,791,562
Trump Atlantic Funding
  1st Mtge                                                           11.25             2006            800,000           768,000
Trump Holdings
See accompanying notes to investments in securities.
  Sr Secured Nts                                                     15.50             2005            200,000           230,250


Total                                                                                                                  3,567,687

Media (15.3%)
Echostar Satellite Broadcasting
  Zero Coupon Cv                                                     13.35             2000          2,000,000 (f)     1,235,000

PAGE 289
People's Choice TV
  Zero Coupon Cv with warrants                                       14.03             2000          2,100,000 (f)     1,207,500
United Artist Theatre                                                 9.30             2015          1,735,596 (d)     1,583,731
United Intl Holdings
  Zero Coupon                                                        12.60             1999            600,000 (e)       393,000
Universal Outdoor                                                    11.00             2003          1,100,000         1,168,750
Viacom                                                                8.00             2006          1,500,000         1,380,000

Total                                                                                                                  6,967,981

Metals (1.2%)
NS Group
  Units with warrants                                                13.50             2003             575,000          564,937

Multi-industry conglomerates (1.3%)
Prime Succession                                                     10.75             2004             620,000          638,600

Paper & packaging (10.1%)
BPC Holding
  Sr Nts Pay-in-kind                                                 12.50             2006           1,350,000  (g)   1,371,937
Gaylord                                                              12.75             2005             525,000          563,063
Pacific Lumber                                                       10.50             2003           1,440,000        1,404,000
Silgan
  Sr Sub Nts                                                         11.75             2002           1,500,000        1,569,375

Total                                                                                                                  4,908,375

Restaurants & lodging (2.8%)
Alliance Gaming                                                      12.875            2003           1,175,000        1,163,250
Flagstar                                                             10.75             2001             250,000          221,250

Total                                                                                                                  1,384,500

Retail (7.2%)
Jitney-Jungle Stores
  Sr Nts                                                             12.00             2006           1,650,000        1,734,563
Musicland Group                                                       9.00             2003             950,000          546,250
Penn Traffic                                                          8.625            2003           1,500,000        1,245,000

Total                                                                                                                  3,525,813

Textiles & apparel (2.1%)
Polysindo Financial                                                   11.375           2006           1,000,000        1,010,000

Utilities -- telephone (6.8%)
Mobile Telecommunications Technology                                  13.50            2002           1,775,000        1,810,500
Omnipoint                                                             11.625           2006           1,500,000 (d)    1,513,125

Total                                                                                                                  3,323,625

Miscellaneous (5.5%)
Norcal Waste Systems                                                  12.75            2005             725,000 (d,h)    767,594
Pierce Leahy                                                          11.125           2006             250,000 (d)      259,688
SC Intl                                                               13.00            2005           1,500,000        1,640,625

Total                                                                                                                  2,667,907

Foreign (5.0%)
Fresh Delmonte                                                        10.00            2003           1,350,000(c)     1,265,625
  (U.S. Dollar)
Repap New Brunswick
  (U.S. Dollar) Sr Nts                                                10.625           2005           1,200,000(c)     1,155,000

Total                                                                                                                  2,420,625

Total bonds
(Cost: $42,280,132)                                                                                                  $42,087,675

Stocks & other (3.0%)

Issuer                                                                                             Shares               Value(a)

American Communications Services
  Warrants                                                                                            350                 22,750
Cablevision Systems
  11.125% Pay-in-kind                                                                              13,311 (b,g)        1,251,233

PAGE 290
Geotek Communications
  Warrants                                                                                         40,000                170,000

Total  stocks & other
(Cost: $1,598,239)                                                                                                    $1,443,983

Short-term securities (7.4%)

Issuer                                                                             Annualized            Amount         Value(a)
                                                                                     yield on        payable at
                                                                                      date of          maturity
                                                                                     purchase

U.S. government agency (6.2%)
Federal Home Loan Mtge Corp Disc Nts
  09-05-96                                                                               5.16%         $800,000       $  799,428
  09-12-96                                                                               5.23           400,000          399,305
  09-12-96                                                                               5.33           600,000          598,940
  09-18-96                                                                               5.19           700,000          698,191
  09-19-96                                                                               5.24           550,000          548,482

Total                                                                                                                 $3,044,346

Commercial paper (1.2%)
Paccar Financial
  09-17-96                                                                               5.31           600,000          598,501

Total short-term securities
(Cost: $3,642,847)                                                                                                  $  3,642,847

Total investments in securities
(Cost: $47,521,218)(j)
                                                                                                                     $47,174,505


Notes to investments in securities
(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b)Non-income producing.  For long-term debt securities, items identified are in default as to payment of interest or principal.
(c)Foreign security values are stated in U.S. dollars; principal amounts are denominated in the currency indicated.
(d)Represents a security sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
 This security has been determined to be liquid under guidelines established by the board.
(e) For zero coupon bonds that became coupon paying at a future date, the interest rate disclosed represents the annualized effective yield on the date of acquisition.
(f) For these zero coupon bonds, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.
(g)  Pay-in-kind securities are securities in which the issuer has the option to make interest payments in cash or in additional securities. The securities issued as interest usually have the same terms, including maturity date, as the pay-in-kind securities.
(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions, rate shown is the effective rate on Aug. 31, 1996.
(i) Identifies issues considered to be illiquid as to either their marketability (see Note 1 to the financial statements).
 Information concerning such security holdings at Aug. 31, 1996 is as folllows:

                                                                                                 Acquisition            Purchase
Security                                                                                                date                cost

First Nationwide                                                                                    05-22-96            $364,125


(j)At Aug. 31, 1996, the cost of securities for federal income tax purposes was $47,475,702 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  . . . . . . . . . .$218,391
Unrealized depreciation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (519,588)

Net unrealized depreciation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .$(301,197)

PAGE 291

Retirement Annuity Mutual Funds                                 (Percentages represent value of
Aug. 31, 1996                                          investments compared to total net assets)
Moneyshare Fund
________________________________________________________________________________________________
Issuer                              Annualized               Amount          Value(a)
                                    yield on                 payable at
                                    date of                  maturity
                                    purchase
________________________________________________________________________________________________
U. S. government agency (2.1%)
Federal Home Loan Bank
  09-19-96                          5.33%                    $6,000,000        $  5,983,217
________________________________________________________________________________________________
Total U. S. government agency
(Cost: $5,983,217)                                                                5,983,217
________________________________________________________________________________________________
Certificates of deposit (2.8%)
Eurodollar
ABN Amro Yankee
  03-18-97                          5.53                      1,000,000             999,526
CIBC Yankee
  01-09-97                          5.50                      1,000,000           1,000,000
  03-20-97                          5.71                      1,000,000           1,000,000
Commerzbank Yankee
  03-19-97                          5.68                      1,000,000           1,000,000
Deutsche Bank Yankee
  03-21-97                          5.73                      1,000,000           1,000,000
Societe Generale Yankee
  02-24-97                          5.35                      2,000,000           2,000,000
  03-12-97                          5.60                      1,000,000           1,000,000
________________________________________________________________________________________________
Total certificates of deposit
(Cost: $7,999,526)                                                                7,999,526
________________________________________________________________________________________________
Commercial paper (86.5%)
Automotive & related (3.7%)
Ford Motor Credit
  10-04-96                          5.33                      2,700,000           2,686,485
  10-11-96                          5.28                      4,000,000           3,976,083
Toyota Motor Credit
   09-20-96                         5.30                      4,100,000           4,087,973

Total                                                                            10,750,541
________________________________________________________________________________________________
Banks and savings & loans (6.9%)
BBV Finance Delaware
  10-15-96                          5.33                      8,800,000           8,741,700
  11-22-96                          5.37                      4,100,000           4,049,806
First Union Bank
  06-06-97                          5.95                      1,000,000           1,000,000
Kredietbank
  10-29-96                          5.50                      5,000,000           4,955,504
PNC Bank
See accompanying notes to
investments in securities.
  12-20-96                          5.38                      1,000,000             999,883

Total                                                                            19,746,893
________________________________________________________________________________________________

Beverages & tobacco (1.3%)
PepsiCo
  10-10-96                          5.31                      3,800,000(b)        3,777,707
_______________________________________________________________________________________________

Broker dealers (5.3%)
Goldman Sachs Group
  09-09-96                          5.50                      4,000,000           3,994,550
Merrill Lynch
  10-11-96                          5.31                      6,500,000           6,460,913
Morgan Stanley Group
  09-03-96                          5.35                      4,900,000           4,897,828

Total                                                                            15,353,291
_______________________________________________________________________________________________

PAGE 292
Commercial finance (4.5%)
Ciesco LP
  09-11-96                          5.35                      2,100,000           2,096,586
  10-01-96                          5.43                      5,200,000           5,175,932
  10-01-96                          5.46                      5,600,000           5,573,912

Total                                                                            12,846,430
_________________________________________________________________________________________________
Consumer finance (5.0%)
Avco Financial
  10-30-96                          5.49                      5,000,000           4,954,833
  11-01-96                          5.51                      4,100,000           4,061,587
Household Finance
  10-01-96                          5.47                      5,500,000           5,474,330

Total                                                                            14,490,750
________________________________________________________________________________________________
Electronics (2.3%)
Siemens
  09-18-96                          5.44                      6,600,000           6,582,213
________________________________________________________________________________________________
Energy (2.9%)
Chevron Transport
  10-25-96                          5.33                      2,600,000(b)        2,579,027
Mobil Australia Finance
  09-17-96                          5.39                      5,700,000(b)        5,685,600

Total                                                                             8,264,627
________________________________________________________________________________________________
Energy equipment & services (1.6%)
ABB Treasury
  10-22-96                          5.31                      4,500,000(b)        4,465,745
________________________________________________________________________________________________
Financial services (23.1%)
American General Finance
  09-27-96                          5.42                      6,500,000           6,473,821
Associates North America
  09-09-96                          5.40                      5,000,000           4,993,287
  Beneficial
  09-12-96                          5.39                      4,500,000           4,491,975
  09-26-96                          5.31                      1,900,000           1,892,741
CAFCO
  09-19-96                          5.42                      4,600,000(b)        4,586,963
  10-24-96                          5.31                      4,500,000           4,464,428
CIT Group Holdings
  09-23-96                          5.33                      5,000,000           4,983,069
Fleet Funding
  09-06-96                          5.37                      4,800,000(b)        4,795,720
General Electric Capital Services
  10-21-96                          5.32                      6,000,000           5,955,120
  10-22-96                          5.32                      6,000,000           5,954,240
Transamerica Financial
  10-04-96                          5.36                      3,000,000           2,984,927
  10-22-96                          5.32                      4,000,000           3,969,493
USAA Capital
  10-08-96                          5.32                      7,000,000           6,960,913
  10-21-96                          5.31                      4,000,000           3,970,137

Total                                                                            66,476,834
________________________________________________________________________________________________
Food (4.3%)
Cargill Global Funding
  09-20-96                          5.31                      7,500,000           7,477,958
CPC Intl
  10-17-96                          5.49                      5,000,000(b)        4,964,619

Total                                                                            12,442,577
________________________________________________________________________________________________
Health care (2.1%)
Sandoz
  09-03-96                          5.34                      2,600,000(b)        2,598,847
  09-11-96                          5.39                      3,500,000           3,494,268

Total                                                                             6,093,115
________________________________________________________________________________________________
Industrial equipment & services (1.7%)
Illinois Tool  Works
  10-08-96                          5.47                      5,000,000           4,971,447
________________________________________________________________________________________________

PAGE 293
Insurance (6.5%)
Pacific Mutual Life
  09-23-96                          5.30                      7,000,000           6,976,387
SAFECO Credit
  10-07-96                          5.36                      3,900,000           3,878,676
  11-25-96                          5.39                      8,100,000           7,996,865

Total                                                                            18,851,928
_______________________________________________________________________________________________
Media (3.0%)
Gannett
  10-18-96                          5.54                      2,600,000(b)        2,581,037
Reed Elsevier
  10-21-96                          5.32                      6,000,000(b)        5,955,120

Total                                                                             8,536,157
_______________________________________________________________________________________________
Retail (0.7%)
Penney (JC) Funding
  09-05-96                          5.33                      2,100,000           2,098,451
_______________________________________________________________________________________________
Transportation (1.2%)
Consolidated Rail
  10-08-96                          5.34                      3,600,000(b)        3,579,860
________________________________________________________________________________________________
Utilities -- gas  (4.2%)
Ameritech
  09-13-96                          5.33                      4,600,000(b)        4,591,196
Southern California Gas
  11-07-96                          5.37                      7,500,000(b)        7,424,918

Total                                                                            12,016,114
_______________________________________________________________________________________________
Utilities -- telephone (6.2%)
 Southwestern Bell
  09-10-96                          5.37                      7,000,000           6,989,617
U S WEST Communications
  09-17-96                          5.44                      6,000,000           5,984,728
  09-23-96                          5.40                      4,900,000           4,883,220

Total                                                                            17,857,565
_______________________________________________________________________________________________
Total commercial paper
(Cost: $249,202,245)                                                            249,202,245
_______________________________________________________________________________________________
Letters of credit (9.2 %)
Domestic (2.1%)
Bank of New York-
River Fuel
  09-04-96                          5.39                      6,000,000(b)        5,996,420
_______________________________________________________________________________________________
Eurodollar (7.1%)
ABN Amro-
Sci Systems
  10-08-96                          5.33                      4,000,000           3,977,495
Bank of Montreal-
Bancomer
  10-04-96                          5.32                      3,200,000           3,183,922
Barclays Bank-
Banco Real
  10-01-96                          5.43                      3,000,000           2,986,308
Credit Suisse-
Sinochem
  09-04-96                          5.34                      4,000,000           3,997,627
Natl Westminster Bank-
Nebraska Higher Education
  09-03-96                          5.34                      1,500,000           1,499,333
Societe Generale Yankee
  09-03-96                          5.32                      5,000,000           4,997,783

Total                                                                            20,642,468
 _______________________________________________________________________________________________
Total letters of credit
(Cost: $26,638,888)                                                              26,638,888
_______________________________________________________________________________________________
Total investments in securities
(Cost: $289,823,876)(c)                                                        $289,823,876
________________________________________________________________________________________________

PAGE 294
Notes to investments in securities

(a)  Securities are valued by procedures described in Note 1 to the financial statements.
(b)  Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."  This security has been determined to be liquid under guidelines established by the board.
(c)  At Aug. 31, 1996, the cost also represents the cost of securities for federal income tax purposes.

PAGE 295

Investments in securities
Retirement Annuity Mutual Funds                                                                  (Percentages represent value of
Aug. 31, 1996                                                                          investments compared to total net assets)
Managed Fund

Common & preferred stocks (64.8%)
Issuer                                                                                   Shares                         Value(a)

Aerospace & defense (4.4%)
Allied Signal                                                                           400,000                     $ 24,700,000
Boeing                                                                                  350,000                       31,675,000
Litton Inds                                                                             512,900 (b)                   23,913,962
Raytheon                                                                                800,000                       41,200,000
United Technologies                                                                     285,000                       32,133,750

Total                                                                                                                153,622,712

Airlines (0.4%)
Southwest Airlines                                                                      600,000                       13,725,000

Banks and savings & loans (1.9%)
Citicorp                                                                                200,000                       16,650,000
First Nationwide
  $11.50 Pfd                                                                             20,000                        2,180,000
Norwest                                                                                 800,000                       30,100,000
Washington Mutual                                                                       475,000                       17,218,750

Total                                                                                                                 66,148,750

Beverages & tobacco (3.4%)
Anheuser-Busch                                                                          400,000                       30,300,000
Coca-Cola                                                                               720,000                       36,000,000
PepsiCo                                                                                 600,000                       17,250,000
Philip Morris                                                                           380,000 (k)                   34,105,000

Total                                                                                                                117,655,000

Building materials & construction (1.8%)
Clayton Homes                                                                         1,100,000                       22,137,500
Tyco Intl                                                                             1,000,000                       42,250,000

Total                                                                                                                 64,387,500

Communications equipment & services (0.7%)
 ADC Telecommunications                                                                 300,000 (b)                   17,025,000
Loral Space Communication                                                               600,000 (b)                    8,475,000

Total                                                                                                                 25,500,000

Computers & office equipment (6.8%)
American Power Conversion                                                             2,050,000 (b)                   28,187,500
Compaq Computer                                                                         675,000 (b)                   38,221,875
Computer Associates                                                                     630,000                       33,075,000
See accompanying notes to investments in securities.
First Data                                                                              400,000                       31,200,000
Microsoft                                                                               225,000 (b,k)                 27,562,500
Oracle Systems                                                                          800,000 (b)                   28,200,000
3 Com                                                                                   700,000 (b)                   32,725,000
Xerox                                                                                   300,000                       16,462,500

Total                                                                                                                235,634,375

Electronics (1.1%)
Intel                                                                                   470,000                       37,511,875

Energy (1.6%)
Amoco                                                                                   800,000                       55,200,000

Financial services (7.1%)
American General Hospital                                                               325,000 (b)                    5,728,125
Bay Apartment                                                                           300,000                        8,400,000
Dean Witter                                                                             400,000                       20,000,000
Duke Realty                                                                             220,000                        6,985,000
Equity Residential                                                                      275,000                        9,728,125
Federal Natl Mortgage                                                                   600,000                       18,600,000
Green Tree Financial                                                                  1,200,000                       41,700,000
Health Care Property                                                                    200,000                        6,775,000

PAGE 296
MBNA                                                                                    600,000                       18,225,000
Nationwide Health                                                                       400,000                        8,900,000
ROC Communities                                                                         300,000                        7,200,000
Storage USA                                                                             200,000                        6,500,000
Travelers                                                                               750,000                       32,531,250
UNUM
  $2.34 Cv Pfd                                                                          800,000                       50,200,000
Weeks                                                                                   200,000                        5,725,000

Total                                                                                                                247,197,500

Food (1.0%)
ConAgra                                                                                 400,000                       16,850,000

Pioneer Hi-Bred                                                                         300,000                       16,537,500

Total                                                                                                                 33,387,500

Furniture & appliances (0.8%)
Black & Decker                                                                          700,000                       27,650,000

Health care (4.5%)
American Home Products                                                                  540,000                       31,995,000
Amgen                                                                                   300,000 (b)                   17,475,000
Boston Scientific                                                                       800,000 (b,g)                 36,700,000
Medtronic                                                                               250,000                       13,000,000
Merck                                                                                   450,000                       29,531,250
Pfizer                                                                                  400,000                       28,400,000

Total                                                                                                                157,101,250

Health care services (3.5%)
Cardinal Health                                                                         250,000                       18,343,750
Columbia/HCA Healthcare                                                                 525,000                       29,596,875
Manor Care                                                                              300,000                       10,312,500
PacifiCare Health
  Systems Cl B                                                                          310,000 (b,g)                 24,955,000
Service Intl                                                                            300,000                       16,912,500
United Healthcare                                                                       600,000                       23,175,000

Total                                                                                                                123,295,625

Household products (1.3%)
Gillette                                                                                200,000 (k)                   12,750,000
Proctor & Gamble                                                                        373,515                       33,196,146

Total                                                                                                                 45,946,146

Industrial equipment & services (3.1%)
American Standard                                                                       400,000 (b)                   13,650,000
Deere & Co                                                                              800,000                       31,800,000
General Signal                                                                          400,000                       16,050,000
Hubbell                                                                                 183,600                        6,632,550
Illinois Tool Works                                                                     550,000                       38,018,750

Total                                                                                                                106,151,300

Industrial transportation (0.7%)
Union Pacific                                                                           350,000 (g)                   25,506,250

Insurance (0.9%)
PennCorp Financial Group                                                                494,700                       15,088,350
Travelers/Aetna                                                                         600,000                       16,500,000

Total                                                                                                                 31,588,350

Leisure time & entertainment (0.3%)
Disney (Walt)                                                                           200,000                       11,400,000

Media (0.7%)
Time Warner                                                                             500,000                       16,687,500
   10.25% Pay-in-kind Pfd                                                                 6,133 (d,l)                  6,178,997

Total                                                                                                                 22,866,497

Metals (0.6%)
Freeport Copper Cl B                                                                    500,000                       14,687,500
Newmont Mining                                                                          150,000                        7,931,250

Total                                                                                                                 22,618,750

PAGE 297
Multi-industry conglomerates (4.3%)
ALCO Standard
   6.50% Cv Pfd                                                                         129,250                       11,002,406
Emerson Electric                                                                        560,000                       46,900,000
General Electric                                                                        740,000                       61,512,500
Olsten                                                                                  700,000                       19,512,500
Westinghouse Electric                                                                   700,000                       11,462,500

Total                                                                                                                150,389,906

Paper & packaging (2.1%)
Crown Cork & Seal                                                                       775,000                       36,231,250
Kimberly-Clark                                                                          450,000                       35,268,750

Total                                                                                                                 71,500,000

Retail (2.8%)
CUC Intl                                                                              1,000,000 (b,g)                 34,375,000
Dollar General                                                                          657,100                       21,191,475
Home Depot                                                                              530,000                       28,156,250
Pep Boys -
  Manny, Moe & Jack                                                                     400,000                       13,400,000

Total                                                                                                                 97,122,725

Utilities -- electric (1.4%)
CMS Energy                                                                              400,000                       11,950,000
FPL Group                                                                               350,000                       15,487,500
General Public Utilities                                                                400,000                       12,600,000
Pinnacle West Capital                                                                   300,000                        8,625,000

Total                                                                                                                 48,662,500

Utilities -- telephone (1.9%)
BCE                                                                                   1,000,000                       39,375,000
GTE                                                                                     660,000                       25,987,500

Total                                                                                                                 65,362,500

Foreign (c) (5.7%)
ASEA Cl A                                                                               200,000 (b)                   21,584,906
Ciba-Geigy                                                                                7,500 (b)                    9,467,961
Ericsson Cl B                                                                         1,450,000                       33,440,625
Northern Telecom                                                                        650,000                       32,418,750
SGL Carbon                                                                              303,300                       12,207,825
Sandoz Registered                                                                        25,000 (b)                   29,747,521
SmithKline Beecham                                                                      430,000                       25,047,500
TOTAL                                                                                   950,000                       35,268,750

Total                                                                                                                199,183,838


Total common & preferred stocks
(Cost: $1,849,748,900)                                                                                            $2,256,315,849

Bonds (30.5%)
Issuer                                                        Coupon          Maturity        Principal                 Value(a)
                                                                rate              year           amount

U.S. government obligations (8.3%)
U.S. Treasury Bonds                                             7.25%             2016     $  5,500,000           $    5,493,400
                                                                7.50              2016       15,000,000               15,359,850
                                                                8.875             2017       12,000,000               14,054,880
U.S. Treasury Notes                                             5.125             1998        4,000,000                3,895,440
                                                                5.375             1997-98   113,000,000              111,504,330
                                                                5.75              2003       20,300,000               19,080,376
                                                                6.375             1999       15,000,000               14,956,050
                                                                6.75              1999       30,000,000               30,181,500
                                                                7.75              2000       56,000,000               57,933,120
                                                                7.875             2004        5,000,000                5,297,400
Resolution Funding Corp
      Zero Coupon                                               6.62              2011       28,000,000 (f)            9,478,840

Total                                                                                                                287,235,186

PAGE 298
Mortgage-backed securities (6.7%)
Federal Home Loan Mtge Corp                                     6.50              2025       34,143,716               31,647,127
                                                                8.00              2024        4,738,867                4,743,321
Collateralized Mtge Obligation
  Trust Series Z                                                6.50              2023        5,555,327 (j)            4,234,826
Federal Natl Mtge Assn                                          5.50              2009       27,847,863               25,541,782
                                                                6.00              2024        6,524,369                5,853,598
                                                                6.50              2010-25    18,730,494               17,686,707
                                                                7.00              2026        9,719,308                9,254,628
                                                                7.40              2004       10,000,000               10,152,400
                                                                7.50              2025-26    34,153,766               33,385,307
                                                                8.00              2022        5,583,435                5,585,165
                                                                8.50              2023-25    20,572,306               20,958,037
                                                                9.00              2024        3,924,155                4,077,433
  Collateralized Mtge Obligation
    Trust Series Z                                              6.00              2024        6,968,401 (j)            4,912,235
                                                                7.00              2022       13,889,318 (j)           12,132,318
Govt Natl Mtge Assn                                             7.00              2008-24    44,203,586               42,676,979
Merrill Lynch Mtge Investors                                    8.29              2021        1,902,341 (d)            1,688,030

Total                                                                                                                234,529,893

Aerospace & defense (0.3%)
Airplanes Cl D                                                 10.875             2019        1,750,000                1,859,375
Alliant Techsystems
   Sr Sub Nts                                                  11.75              2003          700,000 (d)              763,000
BE Aerospace                                                    9.875             2006        2,500,000 (d)            2,503,125
Northrup-Grumman                                                7.75              2016        3,750,000 (d)            3,576,638

Total                                                                                                                  8,702,138

Airlines (0.2%)
Continental Air                                                 6.94              2015        5,100,000 (d,n)          4,861,881
Northwest Airlines                                              8.07              2015        2,000,000                1,995,060
                                                                8.97              2015        1,000,000                1,021,790

Total                                                                                                                  7,878,731

Automotive & related (0.2%)
GMAC
  Medium-term Nts                                               5.95              1998        7,000,000                6,917,120
                                                                8.375             1997        1,400,000                1,420,244

Total                                                                                                                  8,337,364

Banks and savings & loans (0.6%)
First Nationwide Holdings
   Sr Nts                                                      12.50              2003        2,400,000 (n)            2,490,000
First USA Bank
   Medium term Nts                                              6.88              1996        6,700,000                6,701,742
Norwest
  Sr Nts                                                        6.375             2002        5,800,000                5,580,006
Riggs Natl
  Sub Nts                                                       8.50              2006        4,900,000                4,942,875

Total                                                                                                                 19,714,623

Building materials & construction (0.2%)
AAF McQuay
  Sr Nts                                                        8.875             2003        3,000,000                2,910,000
Owens Corning Fiberglass                                        9.375             2012        1,500,000                1,624,695
Schuller Intl Group                                            10.875             2004        1,750,000                1,894,375
Southdown                                                      10.00              2006        1,400,000 (d)            1,394,750

Total                                                                                                                  7,823,820

Communications equipment & services (0.5%)
Celcaribe
  Zero Coupon Cv                                               10.31              1998        1,450,000 (d,h)          1,573,250
Comcast Cellular
  Zero Coupon with attached put                                 9.53              2000        2,000,000 (f)            1,395,000
Geotek Communications
  Cv                                                           12.00              2001        2,000,000 (n)            2,200,000
GST Telecommunications
  Zero Coupon Cv                                                5.25              2000          550,000 (d,h)            462,000
Ionica PLC                                                     13.50              2006        2,020,000                2,012,425
Shared Technologies
    Zero Coupon                                                12.25              1999        3,500,000 (d,h)          2,681,875
TCI Communications                                              7.875             2026       10,000,000                8,528,600

PAGE 299
Total                                                                                                                 18,853,150

Computers & office equipment (0.2%)
Softkey
  Cv                                                            5.50              2000        8,000,000 (d)            6,440,000

Energy (0.4%)
Honam Oil                                                       7.125             2005        5,750,000 (d)            5,452,955
Parker & Parsley                                                8.25              2007        4,200,000                4,284,504
UNC
   Sr Nts                                                       9.125             2003        2,300,000                2,251,125
   Sr Sub Nts                                                  11.00              2006        1,900,000 (d,g)          1,976,000

Total                                                                                                                 13,964,584

Energy equipment & services (0.2%)
Foster Wheeler                                                  6.75              2005        8,600,000                8,072,562

Financial services (1.4%)
Associates Corp NA                                              6.375             2002       10,000,000                9,577,800
AVCO Financial                                                  7.25              1999        4,750,000                4,805,385
Corporate Property Investors                                    7.18              2013        2,200,000 (d)            2,028,598
GPA Delaware                                                    8.75              1998        1,000,000                1,000,000
Homeside                                                       11.25              2003        2,500,000 (d)            2,646,875
KFW Intl Finance                                                8.00              2010        4,000,000                4,208,920
Olympic Financial                                              13.00              2000        2,000,000                2,180,000
Salomon Brothers                                                6.75              2006        4,000,000                3,640,040
Salomon Hewlett-Packard ELK
   Cv Pfd                                                       5.25              1997        8,752,500 (i)           10,500,000
Salomon-Oracle ELK
   Cv Pfd                                                       7.25              1996        9,803,628 (i)            9,735,900

Total                                                                                                                 50,323,518

Furniture & appliances (0.2%)
Interface                                                       9.50              2005        3,500,000 (d)            3,373,125
Life Style Furniture                                           10.875             2006        3,150,000 (d)            3,177,563

Total                                                                                                                  6,550,688


Health care (0.9%)
Johnson & Johnson                                               8.00              1998       10,000,000               10,009,500
Maxxim Medical                                                 10.50              2006        2,250,000 (d)            2,289,375
Roche Holdings
  Zero Coupon                                                   6.65              2010       30,000,000 (d,f)         13,162,500
Schering-Plough
  Zero Coupon                                                   7.31              1996        5,000,000 (d,f)          4,929,800

Total                                                                                                                 30,391,175

Health care services (0.7%)
Columbia/HCA Healthcare                                         7.69              2025        3,600,000                3,490,128
Foundation Health
  Sr Nts                                                        7.75              2003        6,600,000                6,636,432
La Petite Holdings                                              9.625             2001        1,200,000                1,116,000
Magellan Health
  Sr Sub Nts Cl A                                              11.25              2004        2,000,000 (d)            2,142,500
Manor Care                                                      7.50              2006        6,000,000                5,929,620
Merit Behavioral                                               11.50              2005        1,300,000 (d)            1,363,375
Owens & Minor                                                  10.875             2006        1,200,000                1,243,500
Tenet Healthcare
  Sr Sub Nts                                                   10.125             2005        2,000,000                2,152,500

Total                                                                                                                 24,074,055

Household products (0.1%)
Sweetheart Cup
   Sr Sub Nts                                                   9.625             2000        2,000,000                2,022,500

Industrial equipment & services (0.2%)
AGCO                                                            8.50              2006        2,200,000 (d)            2,191,750
Case                                                            7.25              2005        5,000,000                4,856,300

Total                                                                                                                  7,048,050

Insurance (1.0%)
American United Life                                            7.75              2026        2,500,000 (n)            2,256,025
Americo Life                                                    9.25              2005        1,600,000                1,526,000
Arkwright                                                       9.625             2026        3,000,000 (d)            3,018,810

PAGE 300
Met Life                                                        7.80              2025        6,900,000 (d)            6,422,520
MN Mutual Surplus                                               8.25              2025        2,700,000 (d)            2,769,390
Nationwide Mutual                                               7.50              2024        4,000,000 (d)            3,523,680
  Credit Sensitive Nts                                          9.875             2025        5,000,000 (d)            5,337,900
New England Mutual
  Credit Sensitive Nts                                          7.875             2024        2,000,000 (d)            1,881,760
Principal Mutual                                                8.00              2044        2,500,000 (d)            2,299,700
SunAmerica
  Medium-term Nts                                               7.34              2005        5,000,000                4,878,350

Total                                                                                                                 33,914,135

Leisure time & entertainment (0.2%)
Plitt Theatres                                                 10.875             2004        3,000,000                3,071,250
Trump Atlantic City Associates                                 11.25              2006        2,250,000                2,160,000

Total                                                                                                                  5,231,250

Media (1.5%)
Adelphia Communications                                         9.875             2005        1,500,000                1,391,250
Cablevision Systems                                             9.25              2005        3,000,000                2,880,000
Cox Communications                                              7.25              2015        5,000,000                4,634,350
                                                                7.625             2025        5,000,000                4,730,350
CS Wire                                                        11.375             2001          500,000 (d)              960,000
Echostar Satellite Broadcasting
  Zero Coupon Cv                                               13.125             2000        5,000,000 (d,f)          3,087,500
News American Holdings                                          7.50              2000        4,000,000                4,026,640
                                                                7.75              2045       10,000,000                8,782,200
Tele-Communications                                             8.75              2023        3,500,000                3,197,145
Time Warner                                                     8.375             2033        5,000,000 (d)            4,752,100
                                                                9.15              2023        5,000,000                5,089,650
United Artist Theatre                                           9.30              2015        1,983,529 (d)            1,809,971
Universal Outdoor
   Zero Coupon                                                  9.95              2004        2,750,000 (d,f)          2,031,562
Viacom Intl                                                     7.00              2003        2,000,000                1,836,100
                                                                8.00              2006        4,000,000                3,680,000

Total                                                                                                                 52,888,818

Metals (0.1%)
Ryerson Tull                                                    8.50              2001        4,000,000                4,010,000

Multi-industry conglomerates (0.1%)
Crane                                                           7.25              1999        2,000,000                1,999,620
Prime Succession                                               10.75              2004        1,275,000                1,313,250
Talley Inds
   Zero Coupon                                                 11.19              1998        2,148,000 (h)            1,764,045

Total                                                                                                                  5,076,915

Paper & packaging (0.2%)
Gaylord                                                        12.75              2005        2,150,000                2,305,875
Pope & Talbot                                                   8.375             2013        3,800,000                3,417,948

Total                                                                                                                  5,723,823

Restaurants & lodging (--%)
Flagstar                                                       10.875             2002        1,500,000 (g)            1,320,000

Retail (0.7%)
American Stores                                                 8.00              2026        5,000,000                4,888,200
Bruno's
  Sr Sub Nts                                                   10.50              2005          250,000                  255,625
Grand Union                                                    12.00              2004        2,500,000                2,475,000
Jitney-Jungle Stores
  Sr Nts                                                       12.00              2006        2,500,000                2,628,125
Kash n' Karry Food Stores
   Pay-in-kind                                                 11.50              2003        3,000,000 (l)            3,000,000
Pep Boys - Manny,
    Moe & Jack                                                  7.00              2005        4,200,000                4,032,714
Wal-Mart                                                        7.00              2006        5,000,000 (d)            4,914,350
White Rose Foods
   Zero Coupon Sr Disc Nts                                     26.29              1998        1,000,000 (f)              691,250

Total                                                                                                                 22,885,264

Textiles & apparel (0.1%)
Dominion Textiles                                               9.25              2006        2,000,000                1,982,500
Polysindo Intl Finance                                         11.375             2006        1,825,000                1,843,250

PAGE 301
Total                                                                                                                  3,825,750

Utilities -- electric (1.6%)
Alabama Power                                                   9.00              2024        2,200,000                2,349,952
Arizona Public Service
   Sale Lease-backed Obligation                                 8.00              2015        3,600,000                3,541,212
California Energy                                               9.875             2003        1,000,000                1,025,000
Cleveland Electric Illuminating                                 9.50              2005        7,000,000                6,845,230
Commonwealth Edison                                             8.375             2023        5,000,000                4,842,400
El Paso Electric                                                8.90              2006        2,750,000                2,750,000
First PV Funding                                               10.15              2016        3,000,000                3,024,630
Jersey Central Power & Light                                    6.75              2025        7,200,000                6,096,456
Long Island Lighting                                            9.75              2021        2,500,000                2,470,200
Niagara Mohawk Power                                            7.75              2006        5,500,000                4,831,365
Pacific Gas & Electric                                          7.25              2026        5,000,000                4,462,450
Public Services Electric & Gas                                  6.75              2016        2,600,000                2,319,928
Salton Sea                                                      7.84              2010        1,325,000 (d)            1,248,521
Sithe Independent Funding                                       9.00              2013        1,500,000 (d)            1,463,790
Texas Utilities                                                 5.875             1998        5,000,000                4,942,700
Wisconsin Electric Power                                        6.875             2095        2,800,000                2,405,928

Total                                                                                                                 54,619,762

Utilities -- gas (0.5%)
ARKLA                                                           9.875             1997        5,000,000                5,096,700
Coastal                                                        10.25              2004        1,450,000                1,672,749
Columbia Gas                                                    7.32              2010        7,000,000                6,508,950
Transcontinental Energy                                         9.375             2001        5,000,000                5,434,550

Total                                                                                                                 18,712,949

Utilities -- telephone (0.1%)
MFS Telecommunications
   Zero Coupon Cv                                              10.58              1999        3,000,000 (h)            2,437,500

Miscellaneous (0.4%)
Adams Outdoor Advertising                                      10.75              2006        1,700,000 (n)            1,755,250
Coty                                                           10.25              2005        1,500,000                1,582,500
Kinder-Care Learning Centers                                   10.375             2001        2,750,000                2,890,937
Norcal Waste System
  Sr Nts                                                       12.50              2005        2,000,000 (d)            2,117,500
Pierce Leahy                                                   11.125             2006        1,250,000 (d)            1,298,437
Standard Credit Card Trust                                      5.95              2004        3,000,000                2,785,200
                                                                8.625             2002        1,750,000                1,764,647

Total                                                                                                                 14,194,471

Foreign (2.7%)(c)
Bank of China
  (U.S. Dollar)                                                 8.25              2014        2,500,000                2,321,600
CAF
  (U.S. Dollar)                                                 7.10              2003        5,200,000                5,028,764
China Light & Power
  (U.S. Dollar)                                                 7.50              2006        7,000,000                6,808,410
Clearnet Communications
   (U.S. Dollar) Zero Coupon                                   14.75              2005        1,900,000 (h)            1,178,000
Financiero Ener Nacional
  (U.S. Dollar)                                                 9.375             2006        5,000,000 (d)            4,975,000
Govt Certificates of Israel
  (U.S. Dollar)                                                 9.25              2001        3,000,000                3,178,530
Govt of Poland
   (U.S. Dollar) Step-up Nts                                    3.75              2014       14,950,000 (k)           11,801,156
Govt of Russia
   (U.S. Dollar)                                                6.60              2049        3,000,000 (o)            1,768,125
Govt of Venezuela
   (U.S. Dollar)                                                6.375             2007        1,500,000 (k)            1,158,750
Grupo Televisa
   Sr Nts                                                      11.875             2006        2,250,000 (d)            2,362,500
Imexsa Export Trust
   (U.S. Dollar)                                               10.125             2003        3,000,000 (d)            3,056,250
Korea Electric Power
   (U.S. Dollar)                                                7.75              2013        2,100,000                2,046,429
Peoples Republic of China
  (U.S.Dollar)                                                  7.375             2001        2,000,000                1,996,920
  (U.S. Dollar)                                                 9.00              2096        2,500,000                2,367,900
Petronas
  (U.S. Dollar) Cv                                              7.75              2015        6,000,000 (d)            5,843,040
Quno Corp
   (U.S. Dollar)                                                9.125             2005        2,500,000                2,440,625

PAGE 302
Reliance Inds
  (U.S. Dollar)                                                 8.125             2005          750,000 (d)              718,747
Repap New Brunswick
   (U.S. Dollar)                                               10.625             2005        1,400,000                1,347,500
Republic of Argentina
  (U.S. Dollar)                                                 6.313             2005        3,960,000 (k)            3,073,950
Republic of Brazil
  (U.S. Dollar) Inverse Floater                                 6.875             2012        2,000,000 (k)            1,418,750
Republic of Slovenia
  (U.S. Dollar)                                                 7.00              2001        3,600,000 (d)            3,592,800
Rogers Cable System
   (Canadian Dollar)                                            7.06              2014        5,000,000                3,251,500
Rogers Cantel Mobile
    (U.S. Dollar)                                               9.375             2008        2,800,000                2,747,500
State of Israel
  (U.S. Dollar)                                                 6.375             2005        1,850,000                1,706,570
Telekom Malaysia
   (U.S. Dollar)                                                7.875             2025        3,000,000 (d)            2,908,470
United Mexican States
   (U.S. Dollar)                                               11.50              2026        2,284,000                2,196,923
Usinor Sacilor
   (U.S. Dollar)                                                7.25              2006        8,000,000                7,699,360
Zhuhai Highway
   (U.S. Dollar)                                               11.50              2008        5,000,000 (d)            5,125,000

Total                                                                                                                 94,119,069

Total bonds
(Cost: $1,073,683,580)                                                                                            $1,060,921,743

Short-term securities (5.1%)

Issuer                                                         Annualized                    Amount                     Value(a)
                                                                 yield on                payable at
                                                                  date of                  maturity
                                                                 purchase

U.S. government agency (0.1%)
Federal Home Loan Mtge Corp Disc Nts
   09-12-96                                                          5.24%              $ 5,200,000               $    5,190,941

Commercial paper (5.0%)
ANZ Delaware
   11-06-96                                                          5.39                 6,000,000                    5,936,750
AT&T
   09-09-96                                                          5.33                 9,000,000                    8,988,075
Associates North America
   09-03-96                                                          5.35                 1,100,000                    1,099,512
AVCO Financial Services
   10-17-96                                                          5.53                 2,800,000                    2,779,731
Barclays U.S. Funding
   09-30-96                                                          5.29                 7,800,000                    7,765,745
CAFCO
   09-19-96                                                          5.43                21,600,000                   21,530,398
Cargill
   10-01-96                                                          5.36                 5,800,000                    5,773,429
   10-04-96                                                          5.29                10,000,000                    9,950,228
CIT Group
   09-23-96                                                          5.33                 8,500,000                    8,471,218
Commercial Credit
   09-24-96                                                          5.33                 5,500,000                    5,480,567
   10-03-96                                                          5.32                 7,000,000                    6,966,056
Commerzbank U.S. Finance
   09-10-96                                                          5.30                 7,000,000                    6,989,733
Dean Witter
   09-04-96                                                          5.34                 4,000,000                    3,997,636
   09-05-96                                                          5.35                 3,800,000                    3,797,187
   10-02-96                                                          5.30                 4,800,000                    4,777,472
Merrill Lynch
   09-27-96                                                          5.34                 4,900,000                    4,880,522
Morgan Stanley Group
   09-06-96                                                          5.37                 4,800,000                    4,795,728
NBD Canada
   09-13-96                                                          5.30                 7,900,000                    7,884,937
Penney (JC) Funding
   10-07-96                                                          5.35                 4,300,000                    4,275,288

PAGE 303
 PepsiCo
   10-10-96                                                          5.31                 2,200,000 (e)                2,187,093
Pfizer
   09-11-96                                                          5.33                14,400,000 (e)               14,376,680
   09-26-96                                                          5.26                 6,200,000 (e)                6,176,536
Reed Elsevier
   11-05-96                                                          5.37                 1,700,000 (e)                1,683,168
St. Paul Companies
   09-18-96                                                          5.30                 7,600,000 (e)                7,579,936
Sandoz
   09-20-96                                                          5.33                 3,700,000 (e)                3,689,106
Siemens
   09-13-96                                                          5.30                 4,700,000                    4,691,039
Toyota Motor Credit
   09-13-96                                                          5.30                 1,400,000                    1,397,331
USAA Capital
   09-13-96                                                          5.43                 5,000,000                    4,988,163

Total                                                                                                                172,909,264

Total short-term securities
(Cost: $178,116,192)                                                                                                $178,100,205

Total investments in securities
(Cost: $3,101,548,672)(p)                                                                                         $3,495,337,797

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Non-income producing.
(c) Foreign security values are stated in U.S. dollars.  For debt securities,  principal amounts are denominated in the currency indicated.
(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the board.
(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the
Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."  This security has been determined to be liquid under guidelines established by the board.
(f) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield from the date of acquisition.
(g) Security is partially or fully on loan.  See Note 5 to the financial statements.
(h) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.
(i) ELKS are equity-linked securities that are structured as an interest-bearing debt security of a brokerage firm and linked to the common stock of another  company. The terms of ELKS differ from those of ordinary debt securities in that the principal amount received at maturity is not fixed, but is based on the price of the common stock the ELK is linked to.  The principal amount disclosed equals the current estimated future value of the amount to be received upon maturity.
(j) This security is a collateralized mortgage obligation that pays no interest or principal during its initial accrual period until payment of a previous series within the trust have been paid off. Interest is accrued at an effective yield.
(k)Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31,1996.
(l) Pay-in-kind securities are securities in which the issuer has the option to make interest payments in cash or in additional securities. The securities issued as interest usually have the same terms, including maturity date, as the pay-in-kind securities.
(m) At Aug. 31, 1996, securities valued at $20,980,000 were held to cover open call options written as follows:

Issuer                                        Number of                  Exercise               Expiration                 Value
                                              contracts                     price                     date

Gillette                                            500                        65                Sep. 1996             $  50,000
Microsoft                                           500                       135                Oct. 1996                62,500
Philip Morris                                       700                        95                Sep. 1996                30,625
Philip Morris                                       600                       100                Sep. 1996                 3,750
Total                                                                                                                   $146,875

(n) Identifies issues considered to be illiquid as to their marketability (see Note 1 to the financial statements).
Information concerning such security holdings at Aug. 31, 1996, is as follows:

                                                                                     Aquisition                         Purchase
Security                                                                                   date                             cost

Adams Outdoor  Advertising
10.75%  2006                                                                           03-05-96                       $1,700,000
American United Life
 7.75%   2026                                                                          02-13-96                        2,500,000
Continental Air*
 6.94%   2015                                                                          01-24-96                        5,100,000
First Nationwide Holdings
  12.50% Sr Nts 2003                                                                   04-12-96                        2,372,712
Geotek Communications
 12% Cv 2001                                                                           03-04-96                        2,000,000

*Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

PAGE 304
(o) At Aug. 31, 1996, the cost of securities purchased, including interest purchased, on a when-issued basis was $1,786,875.
(p) At Aug. 31, 1996, the cost of securities for federal income tax purposes was $3,100,838,074 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .$442,557,644
Unrealized depreciation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .(48,057,921)

Net unrealized appreciation. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .$394,499,723

PAGE 305
PART C. OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a)  List of Financial Statements filed as part of this Post-
Effective Amendment to the Registration Statement:

            Independent Auditor's Report dated Oct. 4, 1996.
            Statements:
            Statements of Assets and Liabilities, Aug. 31, 1996. Statements of Operations for the year ended Aug. 31, 1996.
            Statements of Changes in Net Assets for the year ended Aug. 31, 1996 and the year ended Aug. 31, 1995.
            Notes to financial Statements.

(b)  Exhibits:

(1) Articles of Incorporation as amended October 13, 1989, filed electronically as Exhibit No. 1 to Registrant's Post-Effective
Amendment No. 21 to Registration Statement No. 2-72584, is incorporated herein by reference.

(2) By-Laws as amended January 12, 1989, filed electronically as Exhibit No. 2 to Registrant's Post-Effective Amendment No. 21 to
Registration Statement No. 2-72584, is incorporated herein by reference.

(3)  Not Applicable.

(4) Form of stock certificate for common shares, is on file at the Registrant's headquarters.

(5)(a) Investment Management Services Agreement between Registrant and IDS Life Insurance Company dated March 20, 1995, filed electronically as Exhibit No. 5(a) to Registrant's Post-Effective
Amendment No. 26 to Registration Statement No. 2-72584, is incorporated herein by reference.

(5)(b) Investment Advisory Agreement between IDS Life and IDS/American Express Inc. (IDS) dated July 11, 1984, and copy of Addendum to the Investment Advisory Agreement for IDS Life International Equity Fund, dated Jan. 8, 1992, filed electronically as Exhibit No. 5(b) to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 2-72584, is incorporated herein by reference.

(5)(c) Addendum to Investment Advisory Agreement between IDS Life and American Express Financial Corporation for IDS Life
International Equity Fund, dated Janurary 1, 1995, filed electronically herewith.

(5)(d) Administrative Services Agreement, dated March 20, 1995, between IDS Life Moneyshare Fund, Inc. and American Express
Financial Corporation, filed electronically as Exhibit No. 5(c) to Registrant's Post-Effective Amendment No. 26 to Registration
Statement No. 2-72584, is incorporated herein by reference.

(6)  Not Applicable.
PAGE 306
(7) All employees who have attained age 21 and completed one year of service are eligible to participate in a thrift plan. Entry into the plan is Jan. 1 or July 2 following completion of the age and service requirements. The Fund contributes each year an amount equal to l5 percent of their annual salaries, the maximum amount permitted under Section 404 (a) of the Internal Revenue Code, or up to a maximum of 0.08 of 1 percent of the Fund's net income before income taxes and other adjustments. Employees of the Registrant become eligible to participate in a retirement plan on Jan. 1 or July 1 following completion one year employment and attainment of age 21. Contributions to the retirement plan cease no later than the time at which the participant reaches the normal retirement age of 65.

(8) Custodian Agreement between Registrant and American Express Trust Company, dated March 20, 1995, filed electronically as Exhibit No. 8 to Registrant's Post-Effective Amendment No. 26 to Registration Statement No. 2-72584, is incorporated herein by reference.

(9)(a) Plan and Agreement of Merger, dated April 10, 1986, filed electronically as Exhibit No. 9(a) to Registrant's Post-Effective
Amendment No. 21 to Registration Statement No. 2-72584, is incorporated herein by reference.

(9)(b) License Agreement between Registrant and IDS Financial
Corporation, dated January 25, 1988, filed electronically as Exhibit No. 9(b) to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 2-72584, is incorporated herein by reference.

(10) Opinion of Richard J. O'Brien dated October 13, 1981, filed electronically as Exhibit No. 10 to Registrant's Post-Effective
Amendment No. 21 to Registration Statement No. 2-72584, is incorporated herein by reference.

(11) Independent Auditors' Consent, filed electronically herewith.

(12) None.

(13) Investment Letter of IDS Life Insurance Company, dated October 13, 1981, filed electronically as Exhibit No. 13 to Registrant's
Post-Effective Amendment No. 21 to Registration Statement No. 2-
72584, is incorporated herein by reference.

(14) Not Applicable.

(15) Not Applicable.

(16) Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22 filed as Exhibit 16 to Post-Effective Amendment No. 17 to Registration
Statement No. 2-72584 is incorporated herein by reference.
Addendum to the schedule for computation of each performance quotation filed as Exhibit 16 to Post-Effective Amendment No. 20 to Registration Statement No. 2-72584 is incorporated herein by reference.

PAGE 307
(17) Financial Data Schedule, filed electronically herewith.

(18)(a) Directors' Power of Attorney, dated November 10, 1994, to sign Amendments to this Registration Statement, filed electronically as Exhibit No. 18(a) to Registrant's Post-Effective Amendment No. 26 to Registration Statement No. 2-72584, is incorporated herein by reference.

(18)(b) Officers' Power of Attorney, dated November 1, 1995, to sign Amendments to this Registration Statement, filed electronically as Exhibit No. 18(b) to Registrant's Post-Effective Amendment No. 28 to Registration Statement No. 2-72584, is incorporated herein by reference.

Item 25.  Persons Controlled by or under Common Control with
          Registrant

IDS Life and its subsidiaries are the record holders of all outstanding shares of IDS Life Investment Series, Inc., IDS Life Special Income Fund, Inc., IDS Life Moneyshare Fund, Inc. and IDS Life Managed Fund, Inc. All of such shares were purchased and are held by IDS Life and its subsidiaries pursuant to instructions from owners of variable annuity contracts issued by IDS Life and its subsidiaries. Accordingly, IDS Life disclaims beneficial ownership of all shares of each fund.

Item 26.  Number of Holders of Securities

          (1)                            (2)

                                  Number of Record
                                   Holders as of
     Title of Class                October 1, 1996

     Capital Stock                       Six
      ($.01 par)

Item 27.  Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act PAGE 308 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment
Company Act of 1940.

PAGE 309

Item 28. Business and Other Connections of Investment Advisor (IDS Life Insurance Company)
(IDS Life).

Directors and officers of IDS Life who are directors and/or officers of one or more other companies:

Timothy V. Bechtold, Vice President--Risk Management Products
American Express Financial Advisors     IDS Tower 10               Vice President-Risk
                                        Minneapolis, MN  55440       Management Products
American Express Financial Corporation                             Vice President-Risk
                                                                     Management Products

David J. Berry, Vice President


Robert M. Elconin, Vice President

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Government Relations
American Express Financial Corporation                             Vice President-
                                                                     Government Relations

Morris Goodwin Jr., Vice President and Treasurer

American Centurion Life Assurance Co.   20 Madison Ave. Ext.       Vice President and
                                        Albany, NY 12203             Treasurer
American Enterprise Investment          IDS Tower 10               Vice President and
  Services Inc.                         Minneapolis, MN  55440       Treasurer
American Enterprise Life Insurance Co.                             Vice President and
                                                                     Treasurer
American Express Financial Advisors                                Vice President and
                                                                     Corporate Treasurer
American Express Financial Corporation                             Vice President and
                                                                     Corporate Treasurer
American Express Insurance Agency of Nevada Inc.                 Vice President and
                                                                     Treasurer
American Express Minnesota Foundation                              Vice President and
                                                                     Treasurer
American Express Tax & Business                                    Vice President and
   Services Inc.                                                     Treasurer

American Partners Life Insurance Co.                               Vice President and
                                                                     Treasurer
AMEX Assurance Co.                                                 Vice President and
                                                                     Treasurer

IDS Advisory Group Inc.                                            Vice President and
                                                                     Treasurer
IDS Aircraft Services Corporation                                  Vice President and
                                                                     Treasurer
IDS Cable Corporation                                              Director, Vice President
                                                                     and Treasurer
IDS Cable II Corporation                                           Director, Vice President
                                                                     and Treasurer
IDS Capital Holdings Inc.                                          Vice President and
                                                                     Treasurer

PAGE 310
Item 28. Business and Other Connections of Investment Advisor (IDS Life)(cont'd)

IDS Certificate Company                                            Vice President and
                                                                     Treasurer
IDS Deposit Corp.                                                  Director, President
                                                                     and Treasurer
IDS Futures Corporation                                            Director
IDS Futures III Corporation                                        Director
IDS Insurance Agency of Alabama Inc.                               Vice President and
                                                                     Treasurer
IDS Insurance Agency of Arkansas Inc.                              Vice President and
                                                                     Treasurer
IDS Insurance Agency of Massachusetts Inc.                         Vice President and
                                                                     Treasurer
IDS Insurance Agency of New Mexico Inc.                            Vice President and
                                                                     Treasurer
IDS Insurance Agency of North Carolina Inc.                        Vice President and
                                                                     Treasurer
IDS Insurance Agency of Ohio Inc.                                  Vice President and
                                                                     Treasurer
IDS Insurance Agency of Wyoming Inc.                               Vice President and
                                                                     Treasurer
IDS International, Inc.                                            Vice President and
                                                                     Treasurer
IDS Life Series Fund, Inc.                                         Vice President and
                                                                     Treasurer
IDS Life Variable Annuity Funds A&B                                Vice President and
                                                                     Treasurer
IDS Management Corporation                                         Director, Vice President
                                                                     and Treasurer
IDS Partnership Services Corporation                               Director, Vice President
                                                                     and Treasurer
IDS Plan Services of California, Inc.                              Vice President and
                                                                     Treasurer
IDS Property Casualty Insurance Co.                                Vice President and
                                                                     Treasurer
IDS Real Estate Services, Inc                                      Vice President and
                                                                     Treasurer
IDS Realty Corporation                                             Director, Vice President
                                                                     and Treasurer
IDS Sales Support Inc.                                             Director, Vice President
                                                                     and Treasurer
IDS Securities Corporation                                         Vice President and
                                                                     Treasurer
Investors Syndicate Development Corp.                              Vice President and
                                                                     Treasurer
National Computer Systems, Inc.         11000 Prairie Lakes Drive  Director
                                        Minneapolis, MN  55440


NCM Capital Management Group, Inc.      2 Mutual Plaza             Director
                                        501 Willard Street
                                        Durham, NC  27701
Sloan Financial Group, Inc.                                        Director

Lorraine R. Hart, Vice President--Investments

American Enterprise Life                IDS Tower 10               Vice President-Investments
  Insurance Company                     Minneapolis, MN  55440
PAGE 311
Item 28. Business and Other Connections of Investment Advisor (IDS Life)(cont'd)

American Express Financial Advisors                                Vice President-Insurance
                                                                     InvestmentsAmerican
Express Financial Corporation                             Vice President-Insurance
                                                                     Investments
American Partners Life Insurance Co.                               Director and Vice
                                                                     President-Investments
AMEX Assurance Company                                             Vice President-Investments
IDS Certificate Company                                            Vice President-Investments
IDS Life Series Fund, Inc.                                         Vice President-Investments
IDS Life Variable Annuity Funds A and B                            Vice President-Investments
IDS Property Casualty Insurance Co.                                Vice President-Investment
                                                                     Officer
Investors Syndicate Development Corp.                            Director and Vice
                                                                   President-Investments

Michael J. Hogan, Director and Executive Vice President--Variable Assets

American Express Financial Advisors     IDS Tower 10               Vice President-Variable
                                        Minneapolis, MN  55440       Assets
American Express Financial Corporation                             Vice President-Variable
                                                                     Assets
IDS Life Series Fund, Inc.                                         Director
IDS Life Variable Annuity Funds A&B                                Manager

David R. Hubers, Director

American Express Financial Advisors     IDS Tower 10               Chairman, Chief Executive
                                        Minneapolis, MN  55440       Officer and President
American Express Financial Corporation                             Director, President and
                                                                     Chief Executive Officer
American Express Service Corporation                             Director and Executive
                                                                   Vice President
AMEX Assurance Co.                                                 Director
IDS Aircraft Services Corporation                                  Director
IDS Certificate Company                                            Director
IDS Plan Services of California, Inc.                              Director and President
IDS Property Casualty Insurance Co.                                Director

James M. Jensen, Vice President--Insurance Product Development

American Express Financial Advisors     IDS Tower 10               Vice President- Life
                                        Minneapolis, MN  55440       Products
American Express Financial Corporation                             Vice President- Life
                                                                     Products

Richard W. Kling, Director and President

American Centurion Life Assurance Co.  20 Madison Ave. Extension Director
                                       Albany, NY  12203

American Enterprise Life Insurance Co. IDS Tower 10              Director and Chairman of
                                       Minneapolis, MN  55440      the Board
American Express Financial Advisors                                Senior Vice President-
                                                                     Products
American Express Financial Corporation                             Director and Senior Vice
                                                                     President- Products
American Express Insurance Agency of Nevada Inc.                 Director and President
PAGE 312
Item 28. Business and Other Connections of Investment Advisor (IDS Life)(cont'd)

American Express Service Corporation                             Vice President

American Partners Life Insurance Co.                               Director and Chairman of
                                                                     the Board
AMEX Assurance Co.                                                 Director and Chairman of
                                                                     the Board
IDS Certificate Company                                          Director and Chairman
                                                                   of the Board
IDS Insurance Agency of Alabama Inc.                               Director and President
IDS Insurance Agency of Arkansas Inc.                              Director and President
IDS Insurance Agency of Massachusetts Inc.                         Director and President
IDS Insurance Agency of New Mexico Inc.                            Director and President
IDS Insurance Agency of North Carolina Inc.                        Director and President
IDS Insurance Agency of Ohio Inc.                                  Director and President
IDS Insurance Agency of Wyoming Inc.                               Director and President
IDS Life Series Fund, Inc.                                         Director and President
IDS Life Variable Annuity Funds A&B                                Chairman of the Board of
                                                                     Managers and President
IDS Property Casualty Insurance Co.                                Director and Chairman of
                                                                     the Board
IDS Life Insurance Company              P.O. Box 5144              Director, Chairman of the
   of New York                          Albany, NY  12205            Board and President

Paul F. Kolkman, Director and Executive Vice President

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Actuarial Finance
American Express Financial Corporation                             Vice President-
                                                                     Actuarial Finance
IDS Life Series Fund, Inc.                                         Vice President and Chief
                                                                     Actuary
IDS Property Casualty Insurance Co.                              Director

Ryan R. Larson, Vice President

American Centurion Life Assurance Co.   20 Madison Ave. Extension  Director and Vice
                                        Albany, NY  12203            President-Product
                                                                     Development
American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       IPG Product Development
American Express Financial Corporation                             Vice President-
                                                                     IPG Product Development

James A. Mitchell, Director, Chairman of the Board and Chief Executive Officer

American Enterprise Investment          IDS Tower 10               Director
  Services Inc.                         Minneapolis, MN  55440
American Express Financial Advisors                                Executive Vice President-
                                                                     Marketing and Products
American Express Financial Corporation                             Director and Executive
                                                                     Vice President-Marketing
                                                                     and Products
American Express Service Corporation                             Senior Vice President
American Express Tax and Business                                  Director
  Services Inc.
AMEX Assurance Company                                             Director
IDS Certificate Company                                          Director
PAGE 313
Item 28. Business and Other Connections of Investment Advisor (IDS Life)(cont'd)

IDS Plan Services of California, Inc.                              Director
IDS Property Casualty Insurance Co.                                Director

Barry J. Murphy, Director and Executive Vice President--Client Service

American Express Financial Advisors     IDS Tower 10               Senior Vice President-
                                        Minneapolis, MN  55440       Client Service
American Express Financial Corporation                             Director and Senior Vice
                                                                     President-Client Service

James R. Palmer, Vice President--Taxes

American Express Financial Advisors     IDS Tower 10               Vice President-Taxes
                                        Minneapolis, MN  55440
American Express Financial Corporation                             Vice President-Taxes
IDS Aircraft Services Corporation                                  Vice President

Stuart A. Sedlacek, Director and Executive Vice President--Assured Assets

American Centurion Life Assurance Co.   IDS Tower 10               Director, Chairman of the
                                        Minneapolis, MN  55440       Board and President
American Enterprise Life Insurance Co.                             Director and Executive
                                                                     Vice President, Assured
                                                                     Assets
American Express Financial Advisors                                Vice President-
                                                                     Assured Assets
American Express Financial Corporation                             Vice President-
                                                                     Assured Assets
American Partners Life Insurance Company                           Director and President
IDS Certificate Company                                            Director and President
Investors Syndicate Development Corp.                              Chairman of the Board
                                                                     and President

F. Dale Simmons, Vice President--Real Estate Loan Management and Assistant Treasurer

American Enterprise Life Insurance Co.  IDS Tower 10               Vice President-Real
                                        Minneapolis, MN  55440       Estate Loan Management
American Express Financial Advisors                                Vice President-Senior
                                                                     Portfolio Manager,
                                                                     Insurance Investments
American Express Financial Corporation                             Vice President-Senior
                                                                     Portfolio Manager,
                                                                     Insurance Investments
American Partners Life Insurance Co.                               Vice President-Real
                                                                     Estate Loan Management
AMEX Assurance Company                                             Vice President
IDS Certificate Company                                            Vice President-Real
                                                                     Estate Loan Management
IDS Partnership Services Corporation                               Vice President
IDS Real Estate Services Inc.                                      Director and Vice President
IDS Realty Corporation                                             Vice President
IDS Life Insurance Company of New York  Box 5144                   Vice President and
                                        Albany, NY  12205            Assistant Treasurer


PAGE 314
Item 28. Business and Other Connections of Investment Advisor (IDS Life)(cont'd)

William A. Stoltzmann, Vice President, General Counsel and Secretary

American Enterprise Life Insurance Co.  IDS Tower 10               Director, Vice President,
                                        Minneapolis, MN  55440       General Counsel and
                                                                     Secretary
American Express Financial Advisors                                Vice President and
                                                                     Assistant General Counsel
American Express Financial Corporation                             Vice President and
                                                                     Assistant General Counsel
American Partners Life Insurance Co.                               Director, Vice President
                                                                     General Counsel and
                                                                     Secretary

Melinda S. Urion, Director, Executive Vice President and Controller

American Enterprise Life Insurance Co.  IDS Tower 10               Vice President and
                                        Minneapolis, MN  55440       Controller
American Express Financial Advisors                                Senior Vice President and
                                                                     Chief Financial Officer
American Express Financial Corporation                             Senior Vice President and
                                                                     Chief Financial Officer
American Express Trust Company                                   Director
American Partners Life Insurance Co.                               Director and Vice President

Item 29.     The Fund has no principal underwriter.

Item 30.     Location of Accounts and Records

             American Express Financial Corporation
             IDS Tower 10
             Minneapolis, MN  55440-0010

Item 31.     Management Services

             Not Applicable.

Item 32.     Undertakings

             (a)  Not Applicable.

             (b) The Registrant undertakes to file a post-effective amendment using financial statements which need not be certified, within four to six months from the effective date of Registrant's 1933 Act Registration Statement.

             (c) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

PAGE 315
                            SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, IDS Life Moneyshare Fund, Inc. certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 29th day of October, 1996.


IDS LIFE MONEYSHARE FUND, INC.


By
    Melinda S. Urion, Treasurer

By /s/ William R. Pearce**
       William R. Pearce, President


Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on the 29th day of October, 1996.

Signature                                 Capacity

/s/ William R. Pearce*                    President, Principal
    William R. Pearce                     Executive Officer and
                                          Director

/s/ Lynne V. Cheney*                      Director
    Lynne V. Cheney

/s/ Robert F. Froehlke*                   Director
    Robert F. Froehlke

/s/ David R. Hubers*                      Director
    David R. Hubers

/s/ Heinz F. Hutter*                      Director
    Heinz F. Hutter

/s/ Anne P. Jones*                        Director
    Anne P. Jones

/s/ Melvin R. Laird*                      Director
    Melvin R. Laird

/s/ James A. Mitchell*                    Director
    James A. Mitchell

PAGE 316
Signature                                 Capacity

/s/ Edson W. Spencer*                     Director
    Edson W. Spencer

/s/ John R. Thomas*                       Director
    John R. Thomas

/s/ Wheelock Whitney*                     Director
    Wheelock Whitney

/s/ C. Angus Wurtele*                     Director
    C. Angus Wurtele


*Signed pursuant to Directors' Power of Attorney dated November 10, 1994, filed electronically as Exhibit 18(a) to Registrant's Post-
Effective Amendment No. 26 by:



____________________________
Leslie L. Ogg

**Signed pursuant to Officers' Power of Attorney dated November 1, 1995, filed electronically as Exhibit 18(b) to Registrant's Post-
Effective Amendment No. 28 by:



____________________________
Leslie L. Ogg

PAGE 317
CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 30
TO REGISTRATION STATEMENT NO. 2-72584

This post-effective amendment contains the following papers and documents:

The facing sheet.

Cross reference sheet.

Part A.

     The prospectus.

Part B.

     Statement of Additional Information.
     Financial Statements

Part C.

     Other information.

The signatures.